                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                File No. 2-13017
                                File No. 811-750

                                                                           -----
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      X
                                                                           -----

                                                                           -----
     Pre-Effective Amendment No._____
                                                                           -----

                                                                           -----
     Post-Effective Amendment No.   107                                      X
                                   -----                                   -----

                                       AND

                                                                           -----
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              X
                                                                           -----

     Amendment No.   107
                    -----

                        DELAWARE GROUP DECATUR FUND, INC.
                      (to be renamed Equity Funds II, Inc.)
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

1818 Market Street, Philadelphia, Pennsylvania                       19103
--------------------------------------------------------------------------------
  (Address of Principal Executive Offices)                        (Zip Code)

Registrant's Telephone Number, including Area Code:               (215) 751-2923
                                                                  --------------

     George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                           February 24, 1997
                                                               -----------------

It is proposed that this filing will become effective:

             immediately upon filing pursuant to paragraph (b)
    -----

      X      on February 24, 1997 pursuant to paragraph (b)
    -----

             60 days after filing pursuant to paragraph (a)(1)
    -----

             on (date) pursuant to paragraph (a)(1)
    -----

             75 days after filing pursuant to paragraph (a)(2)
    -----

             on (date) pursuant to paragraph (a)(2) of Rule 485
    -----

          Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f)
        of the Investment Company Act of 1940. Registrant's 24f-2 Notice
         for its most recent fiscal year was filed on January 29, 1997.

                             --- C O N T E N T S ---



                    This Post-Effective Amendment No. 107 to
             Registration File No. 2-13017 includes the following:


     1.   Facing Page

     2.   Contents Page

     3.   Cross-Reference Sheet

     4.   Part A - Prospectuses

     5.   Part B - Statement of Additional Information

     6.   Part C - Other Information

     7.   Signatures

                             CROSS-REFERENCE SHEET*

                                     PART A

                                                                                         Location in
Item No.       Description                                                               Prospectuses
--------       -----------                                                               ------------
                                                                                        Decatur Income Fund
                                                                                       Decatur Total Return
                                                                                               Fund


                                                                                  A Classes/
                                                                                  B Classes/                Institutional
                                                                                  C Classes                    Classes

 1             Cover Page.............................................               Cover                      Cover

 2             Synopsis...............................................         Synopsis; Summary          Synopsis; Summary
                                                                                  of Expenses                of Expenses

 3             Condensed Financial Information........................            Financial                   Financial
                                                                                 Highlights                  Highlights

 4             General Description of Registrant .....................       Investment Objectives           Investment
                                                                                and Strategies;            Objectives and
                                                                                    Shares               Strategies; Shares

 5             Management of the Fund ................................           Management of              Management of
                                                                                   the Funds                  the Funds

 6             Capital Stock and Other Securities ....................     The Delaware Difference;         Dividends and
                                                                                 Dividends and             Distributions;
                                                                             Distributions; Taxes;          Taxes; Shares
                                                                                    Shares

 7             Purchase of Securities Being Offered...................           Cover; How to            Cover; How to Buy
                                                                          Buy Shares; Calculation        Shares; Calculation
                                                                               of Offering Price         of Net Asset Value
                                                                              and Net Asset Value            Per Share;
                                                                             Per Share; Management          Management of
                                                                                 of the Funds                 the Funds

 8             Redemption or Repurchase...............................        How to Buy Shares;         How to Buy Shares;
                                                                                  Redemption                 Redemption
                                                                                 and Exchange               and Exchange

 9             Legal Proceedings......................................               None                       None

                             CROSS-REFERENCE SHEET*
                                     PART A
                                   (continued)

                                                                                         Location in
Item No.       Description                                                               Prospectuses
--------       -----------                                                               ------------
                                                                                        Blue Chip Fund
                                                                                         Quantum Fund


                                                                                  A Classes/
                                                                                  B Classes/                Institutional
                                                                                  C Classes                    Classes

 1             Cover Page.............................................               Cover                      Cover

 2             Synopsis...............................................         Synopsis; Summary          Synopsis; Summary
                                                                                  of Expenses               of Expenses

 3             Condensed Financial Information........................            Financial                   Financial
                                                                                 Highlights                  Highlights

 4             General Description of Registrant .....................       Investment Objectives           Investment
                                                                                and Strategies;            Objectives and
                                                                                    Shares               Strategies; Shares

 5             Management of the Fund ................................           Management of              Management of
                                                                                   the Funds                  the Funds

 6             Capital Stock and Other Securities ....................     The Delaware Difference;         Dividends and
                                                                                 Dividends and             Distributions;
                                                                             Distributions; Taxes;          Taxes; Shares
                                                                                    Shares

 7             Purchase of Securities Being Offered...................           Cover; How to            Cover; How to Buy
                                                                          Buy Shares; Calculation        Shares; Calculation
                                                                               of Offering Price         of Net Asset Value
                                                                              and Net Asset Value            Per Share;
                                                                             Per Share; Management          Management of
                                                                                 of the Funds                 the Funds

 8             Redemption or Repurchase...............................        How to Buy Shares;         How to Buy Shares;
                                                                                  Redemption                 Redemption
                                                                                 and Exchange               and Exchange

 9             Legal Proceedings......................................               None                       None

* This filing relates to Registrant's Decatur Income Fund A Class, Decatur Income Fund B Class, Decatur Income Fund C Class and Decatur Income Fund Institutional Class of Decatur Income Fund, Decatur Total Return Fund A Class, Decatur Total Return Fund B Class, Decatur Total Return Fund C Class and Decatur Total Return Fund Institutional Class of Decatur Total Return Fund, Blue Chip Fund A Class, Blue Chip Fund B Class, Blue Chip Fund C Class and Blue Chip Fund Institutional Class of Blue Chip Fund and Quantum Fund A Class, Quantum Fund B Class, Quantum Fund C Class and Quantum Fund Institutional Class of Quantum Fund. Class A Shares, Class B Shares and Class C Shares of Decatur Income Fund and Decatur Total Return Fund are combined in one Prospectus, and the Institutional Class of such Funds is combined in one Prospectus. Class A Shares, Class B Shares and Class C Shares of Blue Chip Fund and Quantum Fund are combined in one Prospectus, and the Institutional Class of such Funds is combined in one Prospectus.The four Funds (and 16 classes) have a common Statement of Additional Information and Part C.

                              CROSS REFERENCE SHEET

                                     PART B

                                                                                              Location in Statement
Item No.       Description                                                                  of Additional Information
--------       -----------                                                                  -------------------------
    10         Cover Page......................................................                        Cover

    11         Table of Contents...............................................                  Table of Contents

    12         General Information and History.................................                 General Information

    13         Investment Objectives and Policies..............................               Investment Policies and
                                                                                              Portfolio Techniques

    14         Management of the Registrant....................................               Officers and Directors

    15         Control Persons and Principal Holders of
                Securities.....................................................               Officers and Directors

    16         Investment Advisory and Other Services..........................               Plans Under Rule 12b-1
                                                                                           for the Fund Classes (under
                                                                                         Purchasing Shares); Investment
                                                                                         Management Agreements and Sub-
                                                                                        Advisory Agreements; Officers and
                                                                                         Directors; General Information;
                                                                                              Financial Statements

    17         Brokerage Allocation............................................                  Trading Practices
                                                                                                  and Brokerage

    18         Capital Stock and Other Securities..............................                 Capitalization and
                                                                                              Noncumulative Voting
                                                                                           (under General Information)

    19         Purchase, Redemption and Pricing of Securities
               Being Offered...................................................           Purchasing Shares; Determining
                                                                                          Offering Price and Net Asset
                                                                                              Value; Redemption and
                                                                                         Repurchase; Exchange Privilege

                              CROSS REFERENCE SHEET

                                     PART B
                                   (Continued)

                                                                                              Location in Statement
Item No.       Description                                                                  of Additional Information
--------       -----------                                                                  -------------------------
    20         Tax Status......................................................             Accounting and Tax Issues;
                                                                                             Distributions and Taxes

    21         Underwriters ...................................................                  Purchasing Shares

    22         Calculation of Performance Data.................................               Performance Information

    23         Financial Statements............................................                Financial Statements

                              CROSS REFERENCE SHEET


                                     PART C

                                                                                            Location in
                                                                                               Part C
                                                                                            -----------
  24           Financial Statements and Exhibits...............................               Item 24

  25           Persons Controlled by or under Common
                  Control with Registrant......................................               Item 25

  26           Number of Holders of Securities.................................               Item 26

  27           Indemnification.................................................               Item 27

  28           Business and Other Connections of
                Investment Adviser.............................................               Item 28

  29           Principal Underwriters..........................................               Item 29

  30           Location of Accounts and Records................................               Item 30

  31           Management Services.............................................               Item 31

  32           Undertakings....................................................               Item 32


         The Delaware Group                  --------------------------------
includes funds with a wide range of
investment objectives. Stock funds,
income funds, tax-free funds, money          DECATUR INCOME FUND
market funds, global and                     DECATUR TOTAL RETURN FUND
international funds and closed-end
equity funds give investors the              --------------------------------
ability to create a portfolio that
fits their personal financial
goals. For more information,                 A CLASS
contact your financial adviser or            --------------------------------
call Delaware Group at
800-523-4640.                                B CLASS
INVESTMENT MANAGER                           --------------------------------
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA  19103                      C CLASS
                                             --------------------------------
NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA  19103
                                             P R O S P E C T U S
SHAREHOLDER SERVICING,                       --------------------------------
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.               FEBRUARY 24, 1997
1818 Market Street
Philadelphia, PA  19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA  19103                                         DELAWARE
                                                                GROUP

                                                                ---------
INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA  19103


CUSTODIAN
Bankers Trust Company
One Bankers Trust Plaza
New York, NY  10006

TABLE OF CONTENTS

Cover Page

Synopsis

Summary of Expenses

Financial Highlights

Investment Objectives and Strategies
     Suitability
     Investment Strategy

The Delaware Difference
     Plans and Services

Retirement Planning

Classes of Shares

How to Buy Shares

Redemption and Exchange

Dividends and Distributions

Taxes

Calculation of Offering Price and Net Asset Value Per Share

Management of the Funds

Other Investment Policies and Risk Considerations

Appendix A - Investment Illustrations


Appendix B - Classes Offered

Appendix C - Ratings

DECATUR INCOME FUND                                               PROSPECTUS
DECATUR TOTAL RETURN FUND                                  FEBRUARY 24, 1997


A CLASS SHARES
B CLASS SHARES
C CLASS SHARES

               --------------------------------------------------


                   1818 Market Street, Philadelphia, PA 19103

             For Prospectus and Performance: Nationwide 800-523-4640

              Information on Existing Accounts: (SHAREHOLDERS ONLY)
                             Nationwide 800-523-1918

                     Dealer Services: (BROKER/DEALERS ONLY)
                             Nationwide 800-362-7500


                   Representatives of Financial Institutions:
                             Nationwide 800-659-2259


         This Prospectus describes the shares of the Decatur Income Fund series and the Decatur Total Return Fund series (individually, a "Fund" and collectively, the "Funds") of Delaware Group Equity Funds II, Inc. ("Equity Funds II, Inc.") (formerly, Delaware Group Decatur Fund, Inc.), a professionally-managed mutual fund of the series type. Decatur Income Fund's objective is to achieve the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. Decatur Total Return Fund's objective is to achieve long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal.

         Decatur Income Fund offers Decatur Income Fund A Class ("Class A Shares"), Decatur Income Fund B Class ("Class B Shares") and Decatur Income Fund C Class ("Class C Shares"), and Decatur Total Return Fund offers Decatur Total Return Fund A Class ("Class A Shares"), Decatur Total Return Fund B Class ("Class B Shares") and Decatur Total Return Fund C Class ("Class C Shares") (individually, a "Class" and collectively, the "Classes").

         This Prospectus relates only to the Classes listed above and sets forth information that you should read and consider before you invest. Please retain it for future reference. The Funds' Statement of Additional Information ("Part B" of Equity Funds II, Inc.'s registration statement), dated February 24, 1997, as it may be amended from time to time, contains additional information about each Fund and has been filed with the Securities and Exchange Commission. Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers. The Funds' financial statements appear in their Annual Report, which will accompany any response to requests for Part B.

         Decatur Income Fund also offers Decatur Income Fund Institutional Class, and Decatur Total Return Fund also offers Decatur Total Return Fund Institutional Class. Those classes are available for purchase only by certain investors. A prospectus for Decatur Income Fund Institutional Class and Decatur Total Return Fund Institutional Class can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling the above number.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUNDS ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SHARES OF THE FUNDS ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS


Investment Objective
         Decatur Income Fund - The investment objective of Decatur Income Fund is to achieve the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal.

         Decatur Total Return Fund - The investment objective of Decatur Total Return Fund is to achieve long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal.

         For further details, see Investment Objectives and Strategies and Other Investment Policies and Risk Considerations.

Risk Factors and Special Considerations
         Decatur Income Fund may invest up to 15% of its net assets in high-yield securities (junk bonds) and, consequently, greater risks may be involved with an investment in the Fund. See High Yield, High Risk Securities under Other Investment Policies and Risk Considerations.

         Each Fund may enter into options and futures transactions for hedging purposes to counterbalance portfolio volatility. While the Funds do not engage in options and futures for speculative purposes, there are risks that result from use of these instruments by the Funds, and the investor should review the descriptions of these risks in this Prospectus. See Futures Contracts and Options under Other Investment Policies and Risk Considerations.

Investment Manager, Distributor and Service Agent
         Delaware Management Company, Inc. (the "Manager") furnishes investment management services to each Fund, subject to the supervision and direction of Equity Funds II, Inc.'s Board of Directors. The Manager also provides investment management services to certain of the other funds in the Delaware Group. Delaware Distributors, L.P. (the "Distributor") is the national distributor for each Fund and for all of the other mutual funds in the Delaware Group. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for each Fund and for all of the other mutual funds in the Delaware Group. See Summary of Expenses and Management of the Funds for further information regarding the Manager and the fees payable under each Fund's Investment Management Agreement.

Sales Charges
         The price of each of the Class A Shares includes a maximum front-end sales charge of 4.75% of the offering price, which, based on the net asset value per share of the Class A Shares as of the end of Equity Funds II, Inc.'s most recent fiscal year, is equivalent to 4.97% of the amount invested for Decatur Income Fund A Class and 4.97% of the amount invested for Decatur Total Return Fund A Class. The sales charge is reduced on certain transactions of at least $100,000 but under $1,000,000. For purchases of $1,000,000 or more, the front-end sales charge is eliminated. Class A Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

         The price of each of the Class B Shares is equal to the net asset value per share. Class B Shares are subject to a contingent deferred sales charge ("CDSC") of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are subject to annual 12b-1 Plan expenses for approximately eight years after purchase. See Deferred Sales Charge Alternative - Class B Shares and Automatic Conversion of Class B Shares under Classes of Shares.

         The price of the Class C Shares is equal to the net asset value per share. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

         See Classes of Shares and Distribution (12b-1) and Service under Management of the Funds.

Purchase Amounts
         Generally, the minimum initial investment in any Class is $1,000. Subsequent investments generally must be at least $100.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations for Class B Shares and Class C Shares by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B and Class C Shares and generally are not subject to a CDSC. The minimum and maximum purchase amounts for retirement plans may vary. See How to Buy Shares.

Redemption and Exchange
         Class A Shares of each Fund may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. Neither the Funds nor the Distributor assesses a charge for redemptions or exchanges of Class A Shares, except for certain redemptions of shares purchased at net asset value, which may be subject to a CDSC if a dealer's commission was paid in connection with such purchases. See Front-End Sales Charge Alternative - Class A Shares under Classes of Shares.


         Class B Shares and Class C Shares may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request subject, in the case of redemptions, to any applicable CDSC. Neither the Funds nor the Distributor assesses any charges other than the CDSC for redemptions or exchanges of Class B or Class C Shares. There are certain limitations on an investor's ability to exchange shares between the various classes of shares that are offered. See Redemption and Exchange.


Open-End Investment Company
         Equity Funds II, Inc. is an open-end management investment company. Each Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act"). Equity Funds II, Inc. was first organized as a Delaware corporation in 1956 and was subsequently reorganized as a Maryland corporation on March 4, 1983. See Shares under Management of the Funds.

SUMMARY OF EXPENSES

         A general comparison of the sales arrangements and other expenses applicable to each Fund's Class A, Class B and Class C Shares follows:


                                                     Decatur Income Fund                Decatur Total Return Fund
                                              Class A     Class B       Class C       Class A    Class B     Class C
Shareholder Transaction Expenses               Shares      Shares        Shares       Shares      Shares      Shares
--------------------------------               ------      ------        ------       ------      ------      ------

Maximum Sales Charge Imposed
on Purchases (as a percentage
of offering price).........................    4.75%       None          None           4.75%       None        None

Maximum Sales Charge Imposed
on Reinvested Dividends (as a
percentage of offering price)..............    None        None          None           None        None        None

Maximum Contingent Deferred
Sales Charge (as a percentage
of original purchase price or
redemption proceeds, whichever
is lower)..................................    None*       4.00%*        1.00%*         None*       4.00%*      1.00%*

Redemption Fees............................    None**      None**        None**         None**       None**     None**


* Class A purchases of $1 million or more may be made at net asset value. However, if in connection with any such purchase a dealer commission is paid to the financial adviser through whom such purchase is effected, a CDSC of 1% will be imposed on certain redemptions within 12 months of purchase ("Limited CDSC"). Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange; Deferred Sales Charge Alternative - Class B Shares and Level Sales Charge Alternative - Class C Shares under Classes of Shares.

** CoreStates Bank, N.A. currently charges $7.50 per redemption for redemptions payable by wire.

Unless waived, investors utilizing the Delaware Group Asset Planner asset allocation service will incur an annual maintenance fee of $35 per Strategy. Investors who utilize the Asset Planner for an IRA will pay an annual IRA fee of $15 per Social Security number. See How to Buy Shares - Delaware Group Asset Planner.



Annual Operating Expenses                            Decatur Income Fund                 Decatur Total Return Fund
(as a percentage of average                   Class A     Class B       Class C       Class A    Class B     Class C
daily net assets)                              Shares      Shares        Shares       Shares      Shares      Shares
--------------------------------               ------      ------        ------       ------      ------      ------

Management Fees.............................   0.49%         0.49%        0.49%        0.59%       0.59%        0.59%

12b-1 Plan Expenses
(including service fees)....................   0.16%***/+    1.00%+       1.00%+       0.30%+      1.00%+       1.00%+
                                               ====          ====         ====         =====       =====        =====

Other Operating Expenses....................   0.20%         0.20%        0.20%        0.22%       0.22%        0.22%
                                              -----         -----        -----         -----       -----        -----

   Total Operating Expenses.................   0.85%         1.69%        1.69%        1.11%       1.81%        1.81%
                                               =====         =====        =====        =====       =====        =====


*** The actual 12b-1 Plan expenses to be paid and, consequently, the Total Operating Expenses of Decatur Income Fund A Class may vary because of the formula adopted by the Board of Directors for use in calculating the 12b-1 Plan expenses for this Class beginning May 2, 1994, but the 12b-1 Plan expenses will not be more than 0.30% nor less than 0.10%. See Distribution (12b-1) and Service under Management of the Funds.

+ Class A Shares, Class B Shares and Class C Shares of each Fund are subject to separate 12b-1 Plans. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD"). See Distribution (12b-1) and Service under Management of the Funds.


         For expense information about Decatur Income Fund Institutional Class and Decatur Total Return Fund Institutional Class, see the separate Prospectus relating to those classes.

         The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, (2) redemption at the end of each time period and (3) with respect to Class B Shares and Class C shares, payment of a CDSC at the time of redemption, if applicable.


DECATUR INCOME FUND



                                             Assuming Redemption                           Assuming No Redemption
                                    1 Year    3 Years     5 Years     10 Years    1 Year     3 Years    5 Years    10 Years
                                    ------    -------     -------     --------    ------    -------     ------    ---------
Class A Shares                      $56(1)      $73         $92         $147       $56         $73        $92       $147

Class B Shares                      $57         $83         $112        $200       $17         $53        $92       $200(2)

Class C Shares                      $27         $53         $92         $200       $17         $53        $92       $200


DECATUR TOTAL RETURN FUND

                                               Assuming Redemption                        Assuming No Redemption
                                    1 Year    3 Years     5 Years     10 Years   1 Year     3 Years    5 Years    10 Years
                                    ------    -------     -------     --------    ------    -------     ------    ---------
Class A Shares                      $58(1)      $81         $106       $176       $58         $81        $106       $176

Class B Shares                      $58         $87         $118       $213       $18         $57        $98        $213(2)

Class C Shares                      $28         $57         $98        $213       $18         $57        $98        $213



(1) Generally, no redemption charge is assessed upon redemption of Class A shares. Under certain circumstances, however, a Limited CDSC, which has not been reflected in this calculation, may be imposed on certain redemptions within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.


(2) At the end of approximately eight years after purchase, Class B Shares of a Fund will be automatically converted into Class A Shares of that Fund. The example above assumes conversion of Class B Shares at the end of the eighth year. However, the conversion may occur as late as three months after the eighth anniversary of purchase, during which time the higher 12b-1 Plan fees payable by Class B Shares will continue to be assessed. Information for the ninth and tenth years reflects expenses of Class A Shares. See Automatic Conversion of Class B Shares under Classes of Shares for a description of the automatic conversion feature.

         The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in any of the Classes will bear directly or indirectly.


         This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS


The following financial highlights are derived from the financial statements of Decatur Income Fund and Decatur Total Return Fund of Delaware Group Equity Funds II, Inc. (formerly known as Delaware Group Decatur Fund, Inc.) and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes and the report of Ernst & Young LLP covering such financial information and highlights, all of which are incorporated by reference into Part B. Further information about each Fund's performance is contained in the Annual Report to shareholders. A copy of the Funds' Annual Report (including the report of Ernst & Young LLP) may be obtained from Equity Funds II, Inc. upon request at no charge.


--------------------------------------------------------------------------------



                                                                        Decatur Income Fund
                                                                          Class A Shares
                                              -----------------------------------------------------------------------------
                                                     11/30/96         11/30/95     11/30/94     11/30/93(1)   11/30/92(1)
Net Asset Value, Beginning of Period..................$19.07          $15.57        $18.24        $17.20        $15.76

Income From Investment Operations
Net Investment Income...............................    0.65            0.70          0.67          0.78          0.78
Net Gains (Losses) on Securities
      (both realized and unrealized)................    3.63            3.91         (0.73)         1.79          1.47
                                                        ----            ----         ------         ----          ----
      Total From Investment Operations..............    4.28            4.61         (0.06)         2.57          2.25
                                                        ----            ----         ------         ----          ----

Less Distributions
Dividends from Net Investment Income................   (0.69)          (0.69)        (0.86)        (0.68)         (0.81)
Distributions from Capital Gains....................   (1.34)          (0.42)        (1.75)        (0.85)          none
Returns of Capital..................................    none            none          none          none           none
                                                        ----            ----          ----          ----           ----
      Total Distributions...........................   (2.03)          (1.11)        (2.61)        (1.53)         (0.81)
                                                      ------          ------        ------        ------          ------

Net Asset Value, End of Period......................  $21.32          $19.07        $15.57        $18.24         $17.20
                                                      ======          ======        ======        ======          ======

---------------------

Total Return(2)......................................  24.47%          31.02%        (0.57%)       15.85%         14.55%

---------------------

Ratios/Supplemental Data

Net Assets, End of Period (000's omitted)............$1,616,315   $1,382,693    $1,153,884    $1,512,194     $1,508,206
Ratio of Expenses to Average Daily Net Assets........      0.85%        0.87%         0.81%         0.71%          0.72%
Ratio of Net Investment Income to Average Daily
 Net Assets .........................................      3.40%        4.03%         3.92%         4.34%          4.55%
Portfolio Turnover Rate..............................       101%          74%           92%           80%            79%
Average Commission Rate Paid.........................    $0.060          N/A           N/A           N/A             N/A




                                                                        Decatur Income Fund
                                                                          Class A Shares
                                              -----------------------------------------------------------------------------

                                                        11/30/91(1)   11/30/90(1)  11/30/89(1) 11/30/88(1)    11/30/87(1)

Net Asset Value, Beginning of Period................      $14.53        $19.07      $16.89       $15.86          $19.32

Income From Investment Operations
Net Investment Income...............................        0.83          0.93        1.00         0.76            0.77
Net Gains (Losses) on Securities
      (both realized and unrealized)................        1.37         (2.93)       2.25         2.75           (1.43)
                                                            ----         ------       ----         ----          ------
      Total From Investment Operations..............        2.20         (2.00)       3.25         3.51           (0.66)
                                                            ----         ------       ----         ----          ------

Less Distributions
Dividends from Net Investment Income................       (0.97)        (1.05)      (0.81)       (0.73)          (0.80)
Distributions from Capital Gains....................        none         (1.49)      (0.26)       (1.75)          (2.00)
Returns of Capital..................................        none          none        none         none             none
                                                            ----          ----        ----         ----            ----
      Total Distributions...........................       (0.97)        (2.54)      (1.07)       (2.48)          (2.80)
                                                          ------        ------      ------       ------          ------

Net Asset Value, End of Period......................      $15.76        $14.53      $19.07       $16.89          $15.86
                                                          ======        ======      ======       ======          ======



Total Return(2).....................................       15.46%       (12.04%)     19.84%       25.20%          (4.48%)

---------------------
Ratios/Supplemental Data

Net Assets, End of Period (000's omitted)............ $1,579,521    $1,560,641  $1,848,129    $1,517,445     $1,346,411
Ratio of Expenses to Average Daily Net Assets........       0.70%        0.70%        0.67%         0.73%          0.69%
Ratio of Net Investment Income to Average Daily
 Net Assets .........................................       5.18%        5.78%       5.48%          4.80%          4.37%
Portfolio Turnover Rate..............................         78%         44%          38%            39%            56%
Average Commission Rate Paid.........................         N/A         N/A          N/A           N/A            N/A




(1) The data appearing above do not reflect 12b-1 distribution expenses which apply on and after May 2, 1994.

(2) Does not reflect maximum front-end sales charge that is or was in effect nor the 1% Limited CDSC that would apply in the event of certain redemptions within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased At Net Asset Value.



                                                                                     Decatur Income Fund

                                                               Class B Shares                                  Class C Shares
                                                       ----------------------------------                  -------------------------
                                                                                  Period                                  Period
                                                                                 9/6/94(1)                    Year      11/29/95(2)
                                                                   Year Ended     through                     Ended       through
                                                       11/30/96     11/30/95     11/30/94                   11/30/96     11/30/95

Net Asset Value, Beginning of Period.................   $19.03       $15.55       $16.59                     $19.08       $19.15

Income From Investment Operations
Net Investment Income................................     0.50         0.56         0.15                       0.51         0.04
Net Gains (Losses) on Securities
      (both realized and unrealized).................     3.61         3.89        (1.02)                      3.63        (0.06)
                                                          ----         ----        ------                      ----       ------
      Total From Investment Operations...............     4.11         4.45        (0.87)                      4.14        (0.02)
                                                          ----         ----        ------                      ----        ------

Less Distributions
Dividends from Net Investment Income.................    (0.54)       (0.55)       (0.17)                     (0.55)       (0.05)
Distributions from Capital Gains.....................    (1.34)       (0.42)        none                      (1.34)        none
Returns of Capital...................................     none         none         none                       none         none
                                                          ----         ----         ----                       ----         ----
      Total Distributions............................    (1.88)       (0.97)       (0.17)                     (1.89)       (0.05)
                                                         ------       ------       ------                     ------       ------

Net Asset Value, End of Period.......................   $21.26       $19.03        $15.55                     $21.33      $19.08
                                                        ======       ======        ======                     ======      ======

---------------------

Total Return.........................................    23.43%(3)    29.85%(3)     (5.27%)(3)                 23.47%(3)        (4)

---------------------------------------------------------------

Ratios/Supplemental Data

Net Assets, End of Period (000's omitted)............  $60,689      $19,665        $2,765                     $4,833          $5
Ratio of Expenses to Average Daily Net Assets........    1.69%         1.74%         1.70%                      1.69%         (4)
Ratio of Net Investment Income to Average Daily
     Net Assets .....................................    2.56%         3.16%         3.03%                      2.56%         (4)
Portfolio Turnover Rate..............................     101%           74%           92%                       101%         (4)
Average Commission Rate Paid.........................  $0.060           N/A            N/A                    $0.060         N/A


(1) Date of initial public offering; ratios have been annualized but total return has not been annualized.
(2)  Date of initial public offering.
(3) Does not include any CDSC which varies from 1% - 4%, depending upon the holding period for Decatur Income Fund B Class and 1% for Decatur Income Fund C Class for 12 months from the date of purchase.
(4) The ratios of expenses and net investment income to average daily net assets, portfolio turnover and total return have been omitted as management believes that such ratios, portfolio turnover and total return for this relatively short period are not meaningful.




                                                                      Decatur Total Return Fund
                                                                            Class A Shares
                                                        --------------------------------------------------------
                                                                               Year Ended
                                                        11/30/96    11/30/95   11/30/94   11/30/93   11/30/92

Net Asset Value, Beginning of Period.................    $15.61      $12.32      $14.38     $13.98     $12.73

Income From Investment Operations
Net Investment Income................................      0.34        0.37        0.37       0.45       0.47
Net Gains (Losses) on Securities
      (both realized and unrealized).................      3.21        3.70       (0.34)      1.45       1.30
                                                           ----        ----       ------      ----       ----
      Total From Investment Operations...............      3.55        4.07        0.03       1.90       1.77
                                                           ----        ----        ----       ----       ----

Less Distributions
Dividends from Net Investment Income.................     (0.35)      (0.36)      (0.43)     (0.45)     (0.52)
Distributions from Capital Gains.....................     (1.29)      (0.42)      (1.66)     (1.05)      none
Returns of Capital...................................      none        none        none       none       none
                                                           ----        ----       ----       ----       ----
      Total Distributions............................     (1.64)      (0.78)      (2.09)     (1.50)     (0.52)
                                                         ------      ------      ------     ------     ------

Net Asset Value, End of Period.......................    $17.52      $15.61      $12.32     $14.38     $13.98
                                                         ======      ======      ======     ======     ======

---------------------

Total Return(1)......................................     24.89%      34.68%      (0.04%)    14.74%     14.12%

---------------------------------------------------------------

Ratios/Supplemental Data

Net Assets, End of Period (000's omitted)............  $670,912    $534,342    $402,849   $431,638    $408,986
Ratio of Expenses to Average Daily Net Assets........      1.11%       1.19%       1.26%      1.22%       1.23%
Ratio of Net Investment Income to
       Average Daily Net Assets......................      2.21%       2.72%       2.88%      3.15%       3.44%
Portfolio Turnover Rate..............................        87%         81%         74%       119%         98%
Average Commission Rate Paid.........................    $0.060         N/A         N/A        N/A          N/A







                                                                            Decatur Total Return Fund
                                                                                  Class A Shares
                                                        ----------------------------------------------------------------------------
                                                                             Year Ended
                                                       11/30/91      11/30/90   11/30/89     11/30/88    11/30/87

Net Asset Value, Beginning of Period.................     $11.71      $13.64     $11.47         $9.04      $10.29

Income From Investment Operations
Net Investment Income................................       0.53        0.58       0.54          0.50        0.31
Net Gains (Losses) on Securities
      (both realized and unrealized).................       1.07       (1.44)      2.12          2.30       (1.30)
                                                            ----      ------       ----          ----      ------
      Total From Investment Operations...............       1.60       (0.86)      2.66          2.80       (0.99)
                                                            ----       ------      ----          ----       -----

Less Distributions
Dividends from Net Investment Income.................      (0.58)      (0.60)     (0.49)        (0.37)      (0.26)
Distributions from Capital Gains.....................       none       (0.47)      none          none        none
Returns of Capital...................................       none        none       none          none        none
                                                           ----         ----       ----          ----        ----
      Total Distributions............................      (0.58)      (1.07)     (0.49)        (0.37)      (0.26)
                                                          ------      ------     ------        ------      ------

Net Asset Value, End of Period.......................     $12.73      $11.71     $13.64        $11.47       $9.04
                                                          ======       ======     ======       ======       =====

---------------------

Total Return(1)......................................      13.94%      (6.84%)    23.73%        31.51%     (10.08%)

------------------------------------------------------

Ratios/Supplemental Data

Net Assets, End of Period (000's omitted)............   $394,338    $357,139    $318,871     $200,085    $146,632
Ratio of Expenses to Average Daily Net Assets........       1.23%       1.23%       1.24%        1.28%       1.27%(2)
Ratio of Net Investment Income to
       Average Daily Net Assets......................       4.20%       4.87%       4.60%        4.77        4.17%(2)
Portfolio Turnover Rate..............................         67%         54%         60%          69%         39%
Average Commission Rate Paid.........................         N/A         N/A         N/A         N/A          N/A



(1) Does not reflect any maximum front-end sales charge that is or was in effect nor the 1% Limited CDSC that would apply in the event of certain redemptions within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased At Net Asset Value. Total return for 1987 reflects the expense limitation referenced in
      Note 2.
(2) The Manager waived its management fee and assumed expenses to the extent necessary to limit Decatur Total Return Fund's ratio of annual operating expenses, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to average daily net assets to 1% for a six-month period after the initial public offering on August 26, 1986. Ratio of expenses and net investment income to average daily net assets prior to expense limitation was 1.41% and 4.03%, respectively.




                                                                                   Decatur Total Return Fund
                                                                 Class B Shares                               Class C Shares
                                                      -----------------------------------                 -------------------------
                                                                                  Period                                  Period
                                                                                 9/6/94(1)                     Year     11/29/95(2)
                                                                   Year Ended     through                     Ended       through
                                                       11/30/96     11/30/95     11/30/94                   11/30/96     11/30/95

Net Asset Value, Beginning of Period.................   $15.56       $12.31       $13.11                     $15.61       $15.61

Income From Investment Operations
Net Investment Income................................     0.23         0.30         0.12                       0.33         none
Net Gains (Losses) on Securities
      (both realized and unrealized).................     3.20         3.67        (0.82)                      3.10         none
                                                          ----         ----        ------                      ----         ----
      Total From Investment Operations...............     3.43         3.97        (0.70)                      3.43         none
                                                          ----         ----        ------                      ----         ----

Less Distributions
Dividends from Net Investment Income.................    (0.24)       (0.30)       (0.10)                     (0.32)         none
Distributions from Capital Gains.....................    (1.29)       (0.42)        none                      (1.29)         none
Returns of Capital...................................     none         none         none                       none          none
                                                          ----         ----         ----                       ----          ----
      Total Distributions............................    (1.53)       (0.72)       (0.10)                     (1.61)         none
                                                         ------       ------       ------                    ------          ----

Net Asset Value, End of Period.......................   $17.46       $15.56        $12.31                    $17.43        $15.61
                                                        ======       ======        ======                    ======        ======



Total Return.........................................    24.01%(3)    33.79%(3)     (5.37%)(3)                24.04%(3)          (4)

-----------------------------------------------------

Ratios/Supplemental Data

Net Assets, End of Period (000's omitted)............  $53,467      $14,745        $1,738                    $7,591           $5
Ratio of Expenses to Average Daily Net Assets........    1.81%        1.89%          1.96%                     1.81%          (4)
Ratio of Net Investment Income to
      Average Daily Net Assets.......................    1.53%        2.02%          2.18%                     1.53%          (4)
Portfolio Turnover Rate..............................      87%          81%            74%                       87%          (4)
Average Commission Rate Paid.........................   $0.060          N/A            N/A                   $0.060          N/A

----------
(1) Date of initial public offering; ratios have been annualized but total return has not been annualized.
(2)  Date of initial public offering.
(3) Does not include any CDSC which varies from 1% - 4%, depending upon the holding period for Decatur Total Return Fund B Class and 1% for Decatur Total Return Fund C Class for 12 months from the date of purchase.
(4) The ratios of expenses and net investment income to average daily net assets, portfolio turnover and total return have been omitted as management believes that such ratios, portfolio turnover and total return for this relatively short period are not meaningful.

INVESTMENT OBJECTIVES AND STRATEGIES

SUITABILITY


         Decatur Income Fund - The Fund may be suitable for investors looking for current income with the potential for capital appreciation. The Fund will invest in common stocks and other income-producing securities, including high yield, higher-risk fixed-income securities, and investors should be willing to accept the risks associated with such investments.

         Decatur Total Return Fund - The Fund may be suitable for the patient investor interested in the long-term growth and current income potential offered by dividend-paying common stocks. Investors should be willing to accept the risks associated with investments in common stocks and income-producing securities that are convertible into common stocks.


                               *   *   *

         Naturally, the Funds cannot assure a specific rate of return or that principal will be protected. The value of each Fund's shares can be expected to move up and down depending upon market conditions. Consequently, appreciation may be obtained in periods of generally rising markets, while in declining markets, the value of its shares may, of course, decline. For this reason, neither Fund is appropriate for short-term investors. However, through the cautious selection and supervision of its portfolio, each Fund will strive to achieve its objective set forth above.

         Ownership of shares of each Fund reduces the bookkeeping and administrative inconveniences that would be involved with direct purchases of the securities held in each Fund's portfolio.

         Investors should not consider a purchase of shares of either Fund as equivalent to a complete investment program. The Delaware Group includes a family of funds, generally available through registered investment dealers, which may be used together to create a more complete investment program.

INVESTMENT STRATEGY


         Decatur Income Fund - The objective of Decatur Income Fund is to earn the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. This is a fundamental policy and cannot be changed without shareholder approval. The Fund primarily aims to earn and pay its shareholders dependable current income. It seeks to accomplish this objective while attempting to limit risk to principal through prudent investing. Although it is not a fundamental policy, the Fund will normally invest at least 65% of its total assets in income-producing securities. The Fund may invest up to 15% of its net assets in high yield, higher risk fixed-income securities, which are generally considered to be speculative. See High Yield, High Risk Securities under Other Investment Policies and Risk Considerations.


         The Manager carefully selects the Fund's diversified group of securities for their high yields relative to risk involved.

         The Fund generally invests in common stocks that the Manager believes have better potential for income and appreciation than fixed-income securities. It may, however, invest its assets in all classes of securities, including bonds, preferred stocks, and common stocks, in any proportions deemed prudent for defensive purposes under existing market and economic conditions. All available types of securities, including foreign securities (which may include American or European Depository Receipts), are under continuous study, and the management regularly transfers investments between securities or types of securities in carrying out its investment policy.


         It is the Fund's policy not to purchase and sell securities with a view toward obtaining short-term profits. However, the Fund may hold securities for any period of time.


         Decatur Total Return Fund - Decatur Total Return Fund's investment objective is to achieve long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. The Fund generally invests in common stocks and income-producing securities that are convertible into common stocks. The portfolio manager looks for securities that have a better dividend yield than the average dividend yield of the Standard & Poor's 500 Stock Index ("S&P 500"), as well as capital gains potential.

         All available types of appropriate securities are under continuous study. While the Fund may invest in all classes of securities, including bonds and preferred and common stocks, in any proportion deemed prudent under existing market and economic conditions, the focus on fixed-income securities can be expected to be less than that of Decatur Income Fund. The Fund may also invest in foreign securities.


         Income-producing convertible securities include preferred stock and debentures that pay a stated interest rate or dividend and are convertible into common stock at an established ratio. These securities, which are usually priced at a premium to their conversion value, may allow the Fund to receive current income while participating to some extent in any appreciation in the underlying common stock. The value of a convertible security tends to be affected by changes in interest rates as well as factors affecting the market value of the underlying common stock.

         It is the Fund's policy to purchase and sell securities with a view toward obtaining long-term rather than short-term capital gains. However, the Fund may hold securities for any period of time.

                                 *   *   *


         For additional information about each Fund's investment policies and certain risks associated with investments in certain types of securities, see Other Investment Policies and Risk Considerations.

THE DELAWARE DIFFERENCE

PLANS AND SERVICES

         The Delaware Difference is our commitment to provide you with superior information and quality service on your investments in the Delaware Group of funds.

SHAREHOLDER PHONE DIRECTORY

Investor Information Center
         800-523-4640
                  Fund Information; Literature; Price, Yield and Performance Figures


Shareholder Service Center
         800-523-1918
                  Information on Existing Regular Investment Accounts and Retirement Plan Accounts; Wire Investments; Wire Liquidations; Telephone Liquidations and Telephone Exchanges


Delaphone
         800-362-FUND
         (800-362-3863)


Performance Information
         You can call the Investor Information Center at any time for current performance information. Current yield and total return information may also be included in advertisements and information given to shareholders. Yields are computed on an annualized basis over a 30-day period.


Shareholder Services
         During business hours, you can call the Delaware Group's Shareholder Service Center. Our representatives can answer any questions about your account, the Funds, the various service features and other funds in the Delaware Group.





Delaphone Service
         Delaphone is an account inquiry service for investors with Touch-Tone(R) phone service. It enables you to get information on your account faster than the mailed statements and confirmations. Delaphone also provides current performance information on the Funds, as well as other funds in the Delaware Group. Delaphone is available seven days a week, 24 hours a day.


Statements and Confirmations
         You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling the Shareholder Service Center.

Duplicate Confirmations
         If your financial adviser or investment dealer is noted on your investment application, we will send a duplicate confirmation to him or her. This makes it easier for your adviser to help you manage your investments.


Tax Information
         Each year, Equity Funds II, Inc. will mail to you information on the tax status of your dividends and distributions.

Dividend Payments
         Dividends, capital gains and other distributions are automatically reinvested in your account, unless you elect to receive them in cash. You may also elect to have the dividends earned in one fund automatically invested in another Delaware Group fund with a different investment objective, subject to certain exceptions and limitations.

         For more information, see Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under How to Buy Shares or call the Shareholder Service Center.

MoneyLine Direct Deposit Service
         If you elect to have your dividends and distributions paid in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. See Dividends and Distributions. In addition, you may elect to have your Systematic Withdrawal Plan payments transferred from your Fund account to your predesignated bank account through this service. See Systematic Withdrawal Plans under Redemption and Exchange. Your funds will normally be credited to your bank account two business days after the payment date. There are no fees for this service. You can initiate the MoneyLine Direct Deposit Service by completing an Authorization Agreement. If the name and address on your designated bank account are not identical to the name and address on your Fund account, you must have your signature guaranteed. The MoneyLine Direct Deposit Service is not available for certain retirement plans.

Right of Accumulation
         With respect to Class A Shares, the Right of Accumulation feature allows you to combine the value of your current holdings of Class A Shares, Class B Shares and Class C Shares of a Fund with the dollar amount of new purchases of Class A Shares of a Fund to qualify for a reduced front-end sales charge on such purchases of Class A Shares. Under the Combined Purchases Privilege, you may also include certain shares that you own in other funds in the Delaware Group. See Classes of Shares.


Letter of Intention
         The Letter of Intention feature permits you to obtain a reduced front-end sales charge on purchases of Class A Shares by aggregating certain of your purchases of Delaware Group fund shares over a 13-month period. See Classes of Shares and Part B.


12-Month Reinvestment Privilege
         The 12-Month Reinvestment Privilege permits you to reinvest proceeds from a redemption of Class A Shares, within one year of the date of the redemption, without paying a front-end sales charge. See Part B.

Exchange Privilege

         The Exchange Privilege permits you to exchange all or part of your shares into shares of the other funds in the Delaware Group, subject to certain exceptions and limitations. For additional information on exchanges, see Investing by Exchange under How to Buy Shares and Redemption and Exchange.

Wealth Builder Option
         You may elect to invest in the Funds through regular liquidations of shares in your accounts in other funds in the Delaware Group. Investments under this feature are exchanges and are therefore subject to the same conditions and limitations as other exchanges of Fund shares. See Additional Methods of Adding to Your Investment - Wealth Builder Option and Investing by Exchange under How to Buy Shares and Redemption and Exchange.

Delaware Group Asset Planner
         Delaware Group Asset Planner is an asset allocation service that gives you, when working with a professional financial adviser, the ability to more easily design and maintain investments in a diversified selection of Delaware Group mutual funds. The Asset Planner service offers a choice of four predesigned allocation strategies (each with a different risk/reward profile) made up of separate investments in predetermined percentages of Delaware Group funds. With the guidance of a financial adviser, you may also tailor an allocation strategy that meets your personal needs and goals. See How to Buy Shares under Classes of Shares.

Financial Information about the Funds
         Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about each Fund's investments and performance. Equity Funds II, Inc.'s fiscal year ends on November 30.

RETIREMENT PLANNING


         An investment in a Fund may be suitable for tax-deferred retirement plans. Among the retirement plans noted below, Class B Shares are available for investment only by Individual Retirement Accounts, Simplified Employee Pension Plans, 457 Deferred Compensation Plans and 403(b)(7) Deferred Compensation Plans.


         Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request.


         Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of Decatur Income Fund Institutional Class or Decatur Total Return Fund Institutional Class. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center or see Part B.

Individual Retirement Account ("IRA")
         Individuals, even if they participate in an employer-sponsored retirement plan, may establish their own retirement program for investments in each of the Classes. Contributions to an IRA may be tax-deductible and earnings are tax-deferred. The tax deductibility of IRA contributions is restricted, and in some cases eliminated, for individuals who participate in certain employer-sponsored retirement plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn on a tax-deferred basis.


Simplified Employee Pension Plan ("SEP/IRA")
         A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes is available for investment by a SEP/IRA.


Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")
         New SAR/SEP plans may not be established after December 31, 1996. Employers must have no more than 25 employees to maintain an existing SEP/IRA that permits salary deferral contributions. An employer may also elect to make additional contributions to this plan. Class B Shares are not available for purchase by such plans.


403(b)(7) Deferred Compensation Plan
         Permits employees of public school systems or of certain types of non-profit organizations to enter into a deferred compensation arrangement for the purchase of shares of each of the Classes.

457 Deferred Compensation Plan
         Permits employees of state and local governments and certain other entities to enter into a deferred compensation arrangement for the purchase of shares of each of the Classes.

Prototype Profit Sharing or Money Purchase Pension Plan

         Offers self-employed individuals, partnerships and corporations a tax-qualified plan which provides for the investment of contributions in Class A Shares or Class C Shares. Class B Shares are not available for purchase by such plans.


Prototype 401(k) Defined Contribution Plan
         Permits employers to establish a tax-qualified plan based on salary deferral contributions for investment in Class A Shares or Class C Shares. Class B Shares are not available for purchase by such plans.

Allied Plans
         Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Group funds ("eligible Delaware Group fund shares"), as well as shares of designated classes of non-Delaware Group funds ("eligible non-Delaware Group fund shares"). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.


         With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Group and eligible non-Delaware Group fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Group fund shares. See Front-End Sales Charge Alternative - Class A Shares under Classes of Shares.

         Participants in Allied Plans may exchange all or part of their eligible Delaware Group fund shares for other eligible Delaware Group fund shares or for eligible non-Delaware Group fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Group and non-Delaware Group, which were not subject to a front-end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Group fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See Investing by Exchange.


         A dealer's commission may be payable on purchases of eligible Delaware Group fund shares under an Allied Plan. In determining a financial adviser's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Group fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated. See Front-End Sales Charge Alternative - Class A Shares under Classes of Shares.

         The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Group and non-Delaware Group fund shares. When eligible Delaware Group fund shares are exchanged into eligible non-Delaware Group fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial adviser or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

CLASSES OF SHARES

Alternative Purchase Arrangements
         Shares may be purchased at a price equal to the next determined net asset value per share, subject to a sales charge which may be imposed, at the election of the purchaser, at the time of the purchase for Class A Shares ("front-end sales charge alternative"), or on a contingent deferred basis for Class B Shares ("deferred sales charge alternative") or Class C Shares ("level sales charge alternative").


         Class A Shares. An investor who elects the front-end sales charge alternative acquires Class A Shares, which incur a sales charge when they are purchased, but generally are not subject to any sales charge when they are redeemed. Class A Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. Certain purchases of Class A Shares qualify for reduced front-end sales charges. See Front-End Sales Charge Alternative - Class A Shares, below. See also Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange and Distribution (12b-1) and Service under Management of the Fund.

         Class B Shares. An investor who elects the deferred sales charge alternative acquires Class B Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within six years of purchase. Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for approximately eight years after purchase. Class B Shares permit all of the investor's dollars to work from the time the investment is made. The higher 12b-1 Plan expenses paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. At the end of approximately eight years after purchase, the Class B Shares will automatically be converted into Class A Shares, and, thereafter, for the remainder of the life of the investment, the annual 12b-1 Plan fee of up to 0.30% for Class A Shares will apply. See Automatic Conversion of Class B
Shares, below.

         Class C Shares. An investor who elects the level sales charge alternative acquires Class C Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for the life of the investment. The higher 12b-1 Plan expenses paid by Class C Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. Unlike Class B Shares, Class C Shares do not convert to another class.


         The alternative purchase arrangements described above permit investors to choose the method of purchasing shares that is most suitable given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge, purchase Class B Shares and have the entire initial purchase amount invested in a Fund with their investment being subject to a CDSC if they redeem shares within six years of purchase, or purchase Class C Shares and have the entire initial purchase amount invested in a Fund with their investment being subject to a CDSC if they redeem shares within 12 months of purchase. In addition, investors should consider the level of annual 12b-1 Plan expenses applicable to each Class. The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money, and the effect of earning a return on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the desirability of an automatic conversion feature, which is available only for Class B Shares.

         Prospective investors should refer to Appendix A - Investment Illustrations in this Prospectus for an illustration of the potential effect that each of the purchase options may have on a long-term shareholder's investment.

         For the distribution and related services provided to, and the expenses borne on behalf of, the Funds, the Distributor and others will be paid, in the case of the Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of the Class B Shares and the Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class A, Class B and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Distribution (12b-1) and Service under Management of the Funds.

         Dividends paid on Class A, Class B and Class C Shares, to the extent any dividends are paid, will be calculated in the same manner, at the same time, on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Calculation of Offering Price and Net Asset Value Per Share.

         The NASD has adopted certain rules relating to investment company sales charges. Equity Funds II, Inc. and the Distributor intend to operate in compliance with these rules.

Front-End Sales Charge Alternative - Class A Shares
         Class A Shares may be purchased at the offering price, which reflects a maximum front-end sales charge of 4.75%. See Calculation of Offering Price and Net Asset Value Per Share.

         Purchases of $100,000 or more carry a reduced front-end sales charge as shown in the following table.

                           Decatur Income Fund A Class
                        Decatur Total Return Fund A Class
--------------------------------------------------------------------------------



                                                                                                 Dealer's
                                                                                                 Commission***
                                                                                                 as % of
                                                 Front-End Sales Charge as % of                  Offering
Amount of Purchase                           Offering  Price        Amount Invested**            Price
--------------------------------------------------------------------------------------------------------------------------
                                                                                 Decatur
                                                                 Decatur          Total
                                                                 Income          Return
                                                                  Fund            Fund
Less than $100,000                               4.75%            4.97%           4.97%             4.00%
$100,000 but under $250,000                      3.75             3.89            3.88              3.00
$250,000 but under $500,000                      2.50             2.58            2.57              2.00
$500,000 but under $1,000,000*                   2.00             2.02            2.05              1.60



* There is no front-end sales charge on purchases of Class A Shares of $1 million or more but, under certain limited circumstances, a 1% Limited CDSC may apply upon redemption of such shares.


** Based on the net asset value per share of the respective Class A Shares as of the end of Equity Funds II, Inc.'s most recent fiscal year.


*** Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.
--------------------------------------------------------------------------------



             A Fund must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by such Fund. Such reduced front-end sales charges are not retroactive.


             From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charge shown above. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Group products and services and who increase sales of Delaware Group funds may receive an additional commission of up to 0.15% of the offering price. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act of 1933.
--------------------------------------------------------------------------------

             For initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are made in accordance with the following schedule:

                                                       Dealer's Commission
                                                   (as a percentage of amount
        Amount of Purchase                                  purchased)
        ------------------                         --------------------------

        Up to $2 million                                     1.00%
        Next $1 million up to $3 million                     0.75
        Next $2 million up to $5 million                     0.50
        Amount over $5 million                               0.25

             In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Group funds as to which a Limited CDSC applies may be aggregated with those of the Class A Shares of a Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

             An exchange from other Delaware Group funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

             Redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC if the dealer's commission described above was paid in connection with the purchase of those shares. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.


Combined Purchases Privilege
             By combining your holdings of Class A Shares with your holdings of Class B Shares and/or Class C Shares of a Fund and shares of other funds in the Delaware Group, except those noted below, you can reduce the front-end sales charges on any additional purchases of Class A Shares. Shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with ownership of variable insurance products may be combined with other Delaware Group fund holdings. Shares of other funds that do not carry a front-end sales charge or CDSC may not be included unless they were acquired through an exchange from a Delaware Group fund that does carry a front-end sales charge or CDSC.


             This privilege permits you to combine your purchases and holdings with those of your spouse, your children under 21 and any trust, fiduciary or retirement account for the benefit of such family members.

             It also permits you to use these combinations under a Letter of Intention. A Letter of Intention allows you to make purchases over a 13-month period and qualify the entire purchase for a reduction in front-end sales charges on Class A Shares.

         Combined purchases of $1,000,000 or more, including certain purchases made at net asset value pursuant to a Right of Accumulation or under a Letter of Intention, may result in the payment of a dealer's commission and the applicability of a Limited CDSC. Investors should consult their financial advisers or the Shareholder Service Center about the operation of these features. See Front-End Sales Charge Alternative - Class A Shares, above.

Buying Class A Shares at Net Asset Value
             Class A Shares of a Fund may be purchased at net asset value under the Delaware Group Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege. See The Delaware Difference and Redemption and Exchange for additional information.


             Purchases of Class A Shares may be made at net asset value by current and former officers, directors and employees (and members of their families) of the Manager, any affiliate, any of the funds in the Delaware Group, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases, including those in retirement accounts, must be for accounts in the name of the individual or a qualifying family member.


             Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, CDSC or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Group funds. In addition, purchases of Class A Shares may be made by financial institutions investing for the account of their trust customers when they are not eligible to purchase shares of a Fund's institutional class. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs.


             Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Delaware Group account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.


             A Fund must be notified in advance that an investment qualifies for purchase at net asset value.

Group Investment Plans
             Group Investment Plans (e.g., SEP/IRA, SAR/SEP, Prototype Profit Sharing, Pension and 401(k) Defined Contribution Plans) may benefit from the reduced front-end sales charges available on Class A Shares set forth in the table on page 00, based on total plan assets. In addition, 403(b)(7) and 457 Retirement Plan Accounts may benefit from a reduced front-end sales charge on Class A Shares based on the total amount invested by all participants in the plan by satisfying the following criteria: (i) the employer for which the plan was established has 250 or more eligible employees and the plan lists only one broker of record, or (ii) the plan includes employer contributions and the plan lists only one broker of record. If a company has more than one plan investing in the Delaware Group of funds, then the total amount invested in all plans will be aggregated to determine the applicable front-end sales charge reduction on each purchase, both initial and subsequent, if, at the time of each such purchase, the company notifies the Fund in which it is investing that it qualifies for the reduction. Employees participating in such Group Investment Plans may also combine the investments held in their plan account to determine the front-end sales charge applicable to purchases in non-retirement Delaware Group investment accounts if, at the time of each such purchase, they notify the Fund in which they are investing that they are eligible to combine purchase amounts held in their plan account.


             For additional information on retirement plans, including plan forms, applications, minimum investments and any applicable account maintenance fees, contact your investment dealer or the Distributor.

             For other retirement plans and special services, see Retirement Planning.


Deferred Sales Charge Alternative - Class B Shares
             Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 4% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.


             Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for the Funds to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

             Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for the Class B Shares described in this Prospectus, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for the Class B Shares acquired as a result of the exchange.
See Redemption and Exchange.

Automatic Conversion of Class B Shares
             Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary after purchase before the shares will automatically convert into Class A Shares.

             Class B Shares of a fund acquired through reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

         All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.


Level Sales Charge Alternative - Class C Shares
             Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, however, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.


             Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.


             Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for the Class C Shares as described in this Prospectus. See Redemption and Exchange.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
             Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestments of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of a Fund even if those shares are later exchanged for shares of another Delaware Group fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.

             The following table sets forth the rates of the CDSC for the Class B Shares of the Funds:

                                                       Contingent Deferred
                                                       Sales Charge (as a
                                                       Percentage of
                                                       Dollar Amount
   Year After Purchase Made                            Subject to Charge)
   ------------------------                            ------------------

          0-2                                                  4%
          3-4                                                  3%
          5                                                    2%
          6                                                    1%
          7 and thereafter                                    None

During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. See Automatic Conversion of Class B Shares, above. Investors are reminded that the Class A Shares into which the Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares.

             In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

             All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

             The CDSC is waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange.






Other Payments to Dealers -- Class A, Class B and Class C Shares
             From time to time at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Classes exceed certain limits, as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Group of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares.

             Subject to pending amendments to the NASD's Rules of Fair Practice, in connection with the promotion of Delaware Group fund shares, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising and may, from time to time, pay or allow additional promotional incentives to dealers, which shall include non-cash commissions, such as certain luxury merchandise or a trip to or attendance at a business or investment seminar at a luxury resort, as part of preapproved sales contests. Payment of non-cash compensation to dealers is currently under review by the NASD and the Securities and

Exchange Commission. It is likely that the NASD's Rules of Fair Practice will be amended such that the ability of the Distributor to pay non-cash compensation as described above will be restricted in some fashion. The Distributor intends to comply with the NASD's Rules of Fair Practice as they may be amended.






Institutional Classes
             In addition to offering Class A, Class B and Class C Shares, Decatur Income Fund also offers Decatur Income Fund Institutional Class shares and Decatur Total Return Fund also offers Decatur Total Return Fund Institutional Class, which are described in a separate prospectus and are available for purchase only by certain investors. Decatur Income Fund Institutional Class and Decatur Total Return Fund Institutional Class shares generally are distributed directly by the Distributor and do not have a front-end sales charge, a CDSC or a Limited CDSC, and are not subject to 12b-1 Plan distribution expenses. To obtain the prospectus that describes Decatur Income Fund Institutional Class and Decatur Total Return Fund Institutional Class, contact the Distributor by writing to the address or by calling the telephone number listed on the cover of this Prospectus.

HOW TO BUY SHARES


Purchase Amounts
             Generally, the minimum initial purchase is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of shares of any Class generally must be $100 or more. For purchases under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or through an Automatic Investing Plan, there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Minimum purchase requirements do not apply to retirement plans other than IRAs, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected.


             There is a maximum purchase limitation of $250,000 on each purchase of Class B Shares. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind that reduced front-end sales charges are available on investments of $100,000 or more in Class A Shares, and that Class A Shares (i) are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and (ii) generally are not subject to a CDSC. For retirement plans, the maximum purchase limitations apply only to the initial purchase of Class B Shares or Class C Shares by the plan.


Investing through Your Investment Dealer
             You can make a purchase of shares of the Funds through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service. If you want a dealer but do not have one, the Delaware Group can refer you to one.

Investing by Mail
1. Initial Purchases--An Investment Application or, in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to the specific Fund and Class selected, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to the specific Fund and Class selected. Your check should be identified with your name(s) and account number. An investment slip (similar to a deposit slip) is provided at the bottom of transaction confirmations and dividend statements that you will receive from Equity Funds II, Inc. Use of this investment slip can help expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail.

Investing by Wire
             You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and your account number for the Class in which you are investing).

1. Initial Purchases--Before you invest, telephone the Shareholder Service Center to get an account number. If you do not call first, processing of your investment may be delayed. In addition, you must promptly send your Investment Application or, in the case of a retirement account, an appropriate retirement plan application, for the specific Fund and Class selected, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.


2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You should advise the Shareholder Service Center by telephone of each wire you send.

             If you want to wire investments to a retirement plan account, call the Shareholder Service Center for special wiring instructions.





Investing by Exchange
             If you have an investment in another mutual fund in the Delaware Group, you may write and authorize an exchange of part or all of your investment into shares of a Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.

             Holders of Class A Shares of a Fund may exchange all or part of their shares for certain of the shares of other funds in the Delaware Group, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Fund or of any other fund in the Delaware Group. Holders of Class B Shares of a Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Group funds. Similarly, holders of Class C Shares of a Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Group funds. See Appendix B - Classes Offered for a list of Delaware Group funds and the classes they offer. Class B Shares of a Fund and Class C Shares of a Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of a Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of that Fund.


             Permissible exchanges into Class A Shares of a Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of a Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.


             See Allied Plans under Retirement Planning for information on exchanges by participants in an Allied Plan.


Additional Methods of Adding to Your Investment
             Call the Shareholder Service Center for more information if you wish to use the following services:

1. Automatic Investing Plan

             The Automatic Investing Plan enables you to make regular monthly investments without writing or mailing checks. You may authorize Equity Funds II, Inc. to transfer a designated amount monthly from your checking account to your Fund account. Many shareholders use this as an automatic savings plan. Shareholders should allow a reasonable amount of time for initial purchases and changes to these plans to become effective.


             This option is not available to participants in the following plans: SAR/SEP, SEP/IRA, Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans.

2.           Direct Deposit
             You may have your employer or bank make regular investments directly to your account for you (for example: payroll deduction, pay by phone, annuity payments). Each Fund also accepts preauthorized recurring government and private payments by Electronic Fund Transfer, which avoids mail time and check clearing holds on payments such as social security, federal salaries, Railroad Retirement benefits, etc.

                             *     *     *


             Should investments through an automatic investment plan or by direct deposit be reclaimed or returned for some reason, Equity Funds II, Inc. has the right to liquidate your shares to reimburse the government or transmitting bank. If there are insufficient funds in your account, you are obligated to reimburse the Fund.

3.           Wealth Builder Option
             You can use our Wealth Builder Option to invest in a Fund through regular liquidations of shares in your accounts in other funds in the Delaware Group. You may also elect to invest in other mutual funds in the Delaware Group through the Wealth Builder Option through regular liquidations of shares in your Fund account.

             Under this automatic exchange program, you can authorize regular monthly amounts (minimum of $100 per fund) to be liquidated from your account in one or more funds in the Delaware Group and invested automatically into any other account in a Delaware Group mutual fund that you may specify. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above. You can terminate your participation in Wealth Builder at any time by giving written notice to the fund from which the exchanges are made. See Redemption and Exchange.


             This option is not available to participants in the following plans: SAR/SEP, SEP/IRA, Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans.


4.           Dividend Reinvestment Plan
             You can elect to have your distributions (capital gains and/or dividend income) paid to you by check or reinvested in your account. Or, you may invest your distributions in certain other funds in the Delaware

Group, subject to the exceptions noted below as well as the eligibility and minimum purchase requirements set forth in each fund's prospectus.

             Reinvestments of distributions into Class A Shares of a Fund or of other Delaware Group funds are made without a front-end sales charge. Reinvestments of distributions into Class B Shares of a Fund or of other Delaware Group funds or into Class C Shares of a Fund or of other Delaware Group funds are also made without any sales charge and will not be subject to a CDSC if later redeemed. See Automatic Conversion of Class B Shares under Classes of Shares for information concerning the automatic conversion of Class B Shares acquired by reinvesting dividends.


             Holders of Class A Shares of a Fund may not reinvest their distributions into Class B Shares or Class C Shares of any fund in the Delaware Group, including the Funds. Holders of Class B Shares of a Fund may reinvest their distributions only into Class B Shares of the funds in the Delaware Group which offer that class of shares. Similarly, holders of Class C Shares of a Fund may reinvest their distributions only into Class C Shares of the funds in the Delaware Group which offer that class of shares. See Appendix B -- Classes Offered for a list of the funds offering those classes of shares. For more information about reinvestments, call the Shareholder Service Center.

             Distributions for capital gains and/or dividends for participants in the following retirement plans are automatically reinvested into the same Delaware Group fund: SAR/SEP, SEP/IRA, Profit Sharing, Money Purchase Pension, 401(k), 403(b)(7), or 457 Plans.

Delaware Group Asset Planner
             To invest in Delaware Group funds using the Delaware Group Asset Planner asset allocation service, you should complete a Delaware Group Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. As previously described, the Delaware Group Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Group funds. Or, with the help of a financial adviser, you may design a customized asset allocation strategy.

             The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Group accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange, above. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B and Class C Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of a Fund and of other funds in the Delaware Group may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Group funds. See Appendix B--Classes Offered for the funds in the Delaware Group that offer consultant class shares.

             An annual maintenance fee, currently $35 per Strategy, is typically due at the time of initial investment and by September 30th of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30th. However, effective November 1, 1996, the annual fee is waived until further notice. Investors who utilize the

Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number. See Part B.

             Investors will receive a customized quarterly Strategy Report summarizing all Delaware Group Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

Purchase Price and Effective Date
             The offering price and net asset value of Class A, Class B and Class C Shares are determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.


             The effective date of a purchase made through an investment dealer is the date the order is received by the Fund in which the shares are being purchased. The effective date of a direct purchase is the day your wire, electronic transfer or check is received, unless it is received after the time the offering price or net asset value of shares is determined, as noted above. Purchase orders received after such time will be effective the next business day.


The Conditions of Your Purchase
             Each Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. A Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

             Each Fund also reserves the right, following shareholder notification, to charge a service fee on non- retirement accounts that, as a result of a redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund in which the account is held will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.


             Each Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

REDEMPTION AND EXCHANGE

             You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in other equity funds, tax-advantaged funds, bond funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. See Taxes. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in the Delaware Group will best meet your changing objectives and the consequences of any exchange transaction. You may also call the Delaware Group directly for fund information.

             All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.


             Your shares will be redeemed or exchanged at a price based on the net asset value next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after a receipt of a redemption request.


             Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund you want to receive the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. Each Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.


             Each Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. Each Fund will honor redemption requests as to shares for which a check was tendered as payment, but a Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         There is no front-end sales charge or fee for exchanges made between shares of funds which both carry a front-end sales charge. Any applicable front-end sales charge will apply to exchanges from shares of funds not subject to a front-end sales charge, except for exchanges involving assets that were previously invested in a fund with a front-end sales charge and/or exchanges involving the reinvestment of dividends.

             Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Group (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Prospectus and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from a Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in the New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of a Fund for a longer period of time than if the investment in the New Shares were made directly.


             Various redemption and exchange methods are outlined below. Except for the CDSC applicable to certain redemptions of Class B and Class C Shares and the Limited CDSC applicable to certain redemptions of Class A Shares purchased at net asset value, there is no fee charged by either Fund or the Distributor for redeeming or exchanging your shares, but such fees could be charged in the future. You may have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

             All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund to which the authorization relates or its agent.


Written Redemption
             You can write to each Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner. Each signature guarantee must be supplied by an eligible guarantor institution. Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

             Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate must accompany your request and also be in good order. Certificates are issued for Class A Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange
             You may also write to each Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
             To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.


             The Telephone Redemption-Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

             Neither the Funds nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
             The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank
             Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. CoreStates Bank, N.A.'s fee (currently $7.50) will be deducted from your redemption. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

Telephone Exchange
             The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in the Delaware Group under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

Systematic Withdrawal Plans
1.           Regular Plans
             This plan provides shareholders with a consistent monthly (or quarterly) payment. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. With accounts of at least $5,000, you may elect monthly withdrawals of $25 (quarterly $75) or more. The Funds do not recommend any particular monthly amount, as each shareholder's situation and needs vary. Payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine Direct Deposit Service. Your funds will normally be credited to your bank account two business days after the payment date. There are no separate fees for this redemption method. See MoneyLine Direct Deposit Service under The Delaware Difference for more information about this service.

2.           Retirement Plans
             For shareholders eligible under the applicable retirement plan to receive benefits in periodic payments, the Systematic Withdrawal Plan provides you with maximum flexibility. A number of formulas are available for calculating your withdrawals depending upon whether the distributions are required or optional. Withdrawals must be for $25 or more; however, no minimum account balance is required. The MoneyLine Direct Deposit Service described above is not available for certain retirement plans.


                            *     *     *

             Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.



             Redemptions of Class A Shares via a Systematic Withdrawal Plan may be subject to a Limited CDSC if the original purchase was made at net asset value within the 12 months prior to the withdrawal and a dealer's commission was paid on that purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below.

             The applicable CDSC for Class B Shares and Class C Shares redeemed via a Systematic Withdrawal Plan will be waived if, on the date that the Plan is established, the annual amount selected to be withdrawn is less than 12% of the account balance. If the annual amount selected to be withdrawn exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. The 12% annual limit will be reset on the date that any Systematic Withdrawal Plan is modified (for example, a change in the amount selected to be withdrawn or the frequency or date of withdrawals), based on the balance in the account on that date. See Waiver of Contingent Deferred Sales Charge -- Class B and Class C Shares, below.



             For more information on Systematic Withdrawal Plans, call the Shareholder Service Center.


Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value
             A Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) made within 12 months of purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission previously described. See Classes of Shares.


             The Limited CDSC will be paid to the Distributor and will be equal to the lesser of 1% of: (1) the net asset value at the time of purchase of the Class A Shares being redeemed; or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Group fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

             Redemptions of such Class A Shares held for more than 12 months will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Group fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the 12-month holding period. The Limited CDSC is assessed if such 12-month period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of a Fund or Class A Shares acquired in the exchange.

             In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Waiver of Limited Contingent Deferred Sales Charge--Class A Shares
             The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended ("the Code"), or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) distributions from a section 403(b)(7) Plan or an IRA due to death, disability, or attainment of age 59 1/2;
(v) returns of excess contributions to an IRA; (vi) distributions by other employee benefit plans to pay benefits; (vii) distributions described in (ii),
(iv), and (vi) above pursuant to a systematic withdrawal plan; and (viii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Classes of Shares).

Waiver of Contingent Deferred Sales Charge--Class B and Class C Shares
             The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA or 403(b)(7) Deferred Compensation Plan; (iii) required minimum distributions from an IRA, 403(b)(7) Deferred Compensation Plan, or 457 Deferred Compensation Plan; and
(iv) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.


             The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, 403(b)(7) Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or 401(k) Defined Contribution Plan; (iii) required minimum distributions from an IRA, 403(b)(7) Deferred Compensation Plan, 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or 401(k) Defined Contribution Plan; (iv) distributions from a 403(b)(7) Deferred Compensation Plan, 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) Deferred Compensation Plan, 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) distributions from an IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

             In addition, the CDSC will be waived on Class B and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

DIVIDENDS AND DISTRIBUTIONS


             Equity Funds II, Inc. currently intends to make monthly payments from Decatur Income Fund's net investment income and quarterly payments from Decatur Total Return Fund's net investment income. Payments from a Fund's net realized securities profits, if any, will be made during the first quarter following the end of a Fund's fiscal year.


             Each Class of a Fund will share proportionately in the investment income and expenses of that Fund, except that the per share dividends from net investment income on Class A Shares, Class B Shares and Class C Shares will vary due to the expenses under the 12b-1 Plan applicable to each Class. Generally, the dividends per share on Class B Shares and Class C Shares can be expected to be lower than the dividends per share on Class A Shares because the expenses under the 12b-1 Plans relating to Class B and Class C Shares will be higher than the expenses under the 12b-1 Plan relating to Class A Shares. See Distribution (12b-1) and Service under Management of the Funds.


             Both dividends and distributions, if any, are automatically reinvested in your account at net asset value unless you elect otherwise. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in your account at the then-current net asset value and the dividend option may be changed from cash to reinvest. If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. This service is not available for certain retirement plans. See MoneyLine Direct Deposit Service under The Delaware Difference for more information about this service.

TAXES
             The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a Fund.


             Each Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, a Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code.


             Each Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, whether received in cash or in additional shares. For corporate investors, dividends from net investment income will generally qualify in part for the corporate dividends-received deduction. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice from Equity Funds II, Inc. to the Fund's shareholders. For the fiscal year ended November 30, 1996, 44% and 59% of, respectively, Decatur Income Fund's and Decatur Total Return Fund's dividends from net investment income qualified for the corporate dividends-received deduction.

             Distributions paid by a Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in that Fund. The Funds do not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in a Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.


             Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by a Fund and received by the shareholder on December 31 of the year declared.


             The sale of shares of the Funds is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Funds and any other fund in the Delaware group. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gains dividends received with respect to such shares. All or a portion of the sales charge incurred in acquiring a Fund's shares will be excluded from the federal tax basis of any of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss upon sale of such shares) if the sale proceeds are reinvested in that Fund or in another fund in the Delaware Group of funds and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.


             The automatic conversion of Class B Shares into Class A Shares at the end of approximately eight years after purchase will be tax-free for federal tax purposes. See Automatic Conversion of Class B Shares under Classes of Shares.

             In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Shares of each Fund are exempt from Pennsylvania county personal property taxes.


             Each year, Equity Funds II, Inc. will mail to you information on the tax status of the dividends and distributions paid by the Fund in which you hold shares. Shareholders will also receive each year information as to the portion of dividend income, if any, that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by a Fund.

             Equity Funds II, Inc. is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.





             See Accounting and Tax Issues and Distributions and Taxes in Part B for additional information on tax matters relating to each Fund and its shareholders.

CALCULATION OF OFFERING PRICE AND NET ASSET VALUE PER SHARE


             The net asset value ("NAV") per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. Portfolio securities for which market quotations are available are priced at market value. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Equity Funds II, Inc.'s Board of Directors.

             Class A Shares are purchased at the offering price per share, while Class B Shares and Class C Shares are purchased at the NAV per share. The offering price per share of Class A Shares consists of the NAV per share next computed after the order is received, plus any applicable front-end sales charges.

             The offering price and NAV are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

             The net asset values of all outstanding shares of each class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in that Fund represented by the value of shares of such classes, except that Decatur Income Fund Institutional Class and Decatur Total Return Fund Institutional Class will not incur any of the expenses under Equity Funds II, Inc.'s 12b-1 Plans and Class A, Class B and Class C Shares of each Fund alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each class, the NAV of each class of a Fund will vary.

MANAGEMENT OF THE FUNDS


Directors
             The business and affairs of Equity Funds II, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding Equity Funds II, Inc.'s directors and officers.


Investment Manager
             The Manager furnishes investment management services to each Fund.


             The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On November 30, 1996, the Manager and its affiliates within the Delaware Group, including Delaware International Advisers Ltd., were managing in the aggregate more than $32 billion in assets in the various institutional or separately managed (approximately $20,311,204,000) and investment company (approximately $11,765,348,000) accounts.

             The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. In connection with the merger, new Investment Management Agreements between Equity Funds II, Inc. on behalf of each Fund and the Manager were executed following shareholder approval.

             The Manager manages each Fund's portfolio and makes investment decisions which are implemented by Equity Funds II, Inc.'s Trading Department. The Manager also administers Equity Funds II, Inc.'s affairs and pays the salaries of all the directors, officers and employees of Equity Funds II, Inc. who are affiliated with the Manager. For these services, under the Investment Management Agreement for Decatur Income Fund, the Manager is paid an annual fee of 0.60% on the first $100 million of average daily net assets, 0.525% on the next $150 million, 0.50% on the next $250 million and 0.475% on the average daily net assets in excess of $500 million, less Decatur Income Fund's proportionate share of all directors' fees paid to the unaffiliated directors by Equity Funds II, Inc. For the fiscal year ended November 30, 1996, investment management fees paid by Decatur Income Fund were 0.49% of its average daily net assets.

             For the services noted above, under the Investment Management Agreement for Decatur Total Return Fund, the Manager is paid an annual fee of 0.60% on the first $500 million of average daily net assets of the Fund, 0.575% on the next $250 million and 0.55% of the average daily net assets in excess of $750 million, less Decatur Total Return Fund's proportionate share of directors' fees paid to the unaffiliated directors by Equity Funds II, Inc. For the fiscal year ended November 30, 1996, investment management fees paid by Decatur Total Return Fund were 0.59% of its average daily net assets.

             John B. Fields has primary responsibility for making day-to-day investment decisions for each Fund. He has been the Senior Portfolio Manager for Decatur Income Fund since 1993 and for Decatur Total Return Fund since 1992. Mr. Fields, who has 26 years experience in investment management, earned a bachelor's degree and an MBA from Ohio State University. Before joining the Delaware Group in 1992, he was Director of Domestic Equity Risk Management at DuPont. Prior to that, he was Director of Equity Research at Comerica Bank. Mr. Fields is a member of the Financial Analysts Society of Wilmington, Delaware.

             In making investment decisions for each Fund, Mr. Fields works with a team of 12 portfolio managers and analysts, each of whom specializes in a different industry sector and makes recommendations accordingly. Mr. Fields also regularly consults with Wayne A. Stork and Richard G. Unruh, Jr. Mr. Stork, Chairman of the Manager's and of Equity Funds II, Inc.'s Board of Directors, is a graduate of Brown University and attended New York University's Graduate School of Business Administration. Mr. Stork joined the Delaware Group in 1962 and has served in various executive capacities at different times within the Delaware organization. A graduate of Brown University, Mr. Unruh received his MBA from the University of Pennsylvania's Wharton School and joined the Delaware Group in 1982 after 19 years of investment management experience with Kidder, Peabody & Co. Inc. Mr. Unruh was named an Executive Vice President of Equity Funds II, Inc. in 1994. He is also a member of the Board of the Manager and was named an Executive Vice President of the Manager in 1994.

Portfolio Trading Practices
             Each Fund normally will not invest for short-term trading purposes. However, a Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of a Fund and may affect taxes payable by such Fund's shareholders to the extent that net capital gains are realized. Given each Fund's investment objective, its annual portfolio turnover rate is not expected to exceed 100%. During the past two fiscal years, portfolio turnover rates for each Fund were as follows:

                                                             November 30,
                 Fund                                        1996    1995
                 ----                                        ----    ----
                 Decatur Income Fund                         101%     74%
                 Decatur Total Return Fund                   87%      81%



             Each Fund uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or its advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, each Fund may consider a broker/dealer's sales of Fund shares in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain Fund expenses such as custodian fees.


Performance Information
             From time to time, Decatur Income Fund and Decatur Total Return Fund may quote yield or total return performance of their respective Classes in advertising and other types of literature.


             The current yield for a Class will be calculated by dividing the annualized net investment income earned by that Class during a recent 30-day period by the net asset value per share on the last day of the period. The yield formula provides for semi-annual compounding which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.


             Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value and: (i) in the case of Class A Shares, the impact of the maximum front-end sales charge at the beginning of each specified period; and (ii) in the case of Class B Shares and Class C Shares, the deduction of any applicable CDSC at the end of the relevant period. Each presentation will include the average annual total return for one-, five- and ten-year or life-of-fund periods, as relevant. Each Fund may also advertise aggregate and average total return information concerning a Class over additional periods of time. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC. In this case, such total return information would be more favorable than total return information that includes deductions of the maximum front-end sales charge or any applicable CDSC.

             Because securities prices fluctuate, investment results of the Classes will fluctuate over time. Past performance is not considered a guarantee of future results.

Distribution (12b-1) and Service
             The Distributor, Delaware Distributors, L.P., serves as the national distributor of each Fund's shares under separate Distribution Agreements with Equity Funds II, Inc. dated April 3, 1995, as amended on November 29, 1995.

             Equity Funds II, Inc. has adopted a separate distribution plan under Rule 12b-1 for each of the Class A Shares, Class B Shares and Class C Shares of the Funds (the "Plans"). Each Plan permits the Fund to which the Plan relates to pay the Distributor from the assets of its respective Classes a monthly fee for the Distributor's services and expenses in distributing and promoting sales of shares.

             These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time, and paying distribution and maintenance fees to brokers, dealers and others. In connection with the promotion of shares of the Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning a Class and increase sales of the Class. In addition, each Fund may make payments from the 12b-1 Plan fees of its respective Classes directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of a Class, pursuant to service agreements with Equity Funds II, Inc.

             The 12b-1 Plan expenses relating to each of the Class B Shares and Class C Shares of the Funds are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

             The aggregate fees paid by a Fund from the assets of the respective Classes to the Distributor and others under the Plans may not exceed (i) 0.30% of a Class A Shares' average daily net assets in any year, and (ii) 1% (0.25% of which are service fees to be paid by the Fund to the Distributor, dealers and others, for providing personal service and/or maintaining shareholder accounts) of each Fund's Class B Shares' and the Class C Shares' average daily net assets in any year. The actual 12b-1 Plan expenses assessed against Decatur Income Fund A Class may be less than 0.30%, but may not be less than 0.10%, because of the formula for calculating the fee adopted by Equity Funds II, Inc.'s Board of Directors. See Part B. Each Fund's Class A, Class B and Class C Shares will not incur any distribution expenses beyond these limits, which may not be increased without shareholder approval.

             While payments pursuant to the Plans may not exceed 0.30% annually with respect to each Fund's Class A Shares, and 1% annually with respect to each Fund's Class B Shares and Class C Shares, the Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Classes. The monthly fees paid to the Distributor under the Plans are subject to the review and approval of Equity Funds II, Inc.'s unaffiliated directors, who may reduce the fees or terminate the Plans at any time.

             The Plans do not apply to Decatur Income Fund Institutional Class or Decatur Total Return Fund Institutional Class of shares. Those shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of Decatur Income Fund Institutional Class or Decatur Total Return Fund Institutional Class.

             The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for each Fund under an amended and restated agreement dated as of February 24, 1997. The Transfer Agent also provides accounting services to each Fund pursuant to the terms of a separate Fund Accounting Agreement. The directors of Equity Funds II, Inc. annually review service fees paid to the Transfer Agent.


             The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.


Expenses
             Each Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreements and those borne by the Distributor under the Distribution Agreements. For the fiscal year ended November 30, 1996, the ratios of expenses to average daily net assets for each class were as follows:

                                      Class A          Class B           Class C
                                      Shares           Shares            Shares
                                      ------           ------            ------
    Decatur Income Fund               0.85%            1.69%             1.69%
    Decatur Total Return Fund         1.11%            1.81%             1.81%


             The expense ratio of each Class reflects the impact of its 12b-1 Plan.


Shares
             Equity Funds II, Inc. is an open-end management investment company. Each Fund's portfolio of assets is diversified as defined by the 1940 Act. Commonly known as a mutual fund, Equity Funds II, Inc. was organized as a Maryland corporation on March 4, 1983 and was previously organized as a Delaware corporation in 1956. Equity Funds II, Inc. currently offers four series of shares - Decatur Income Fund series, Decatur Total Return Fund series, Blue Chip Fund series and Quantum Fund series. Fund shares have a par value of $1.00, equal voting rights, except as noted below, and are equal in all other respects. Each Fund will vote separately on any matter which affects only that Fund. Shares of each Fund have a priority over shares of any other fund of Equity Funds II, Inc. in the assets and income of that Fund.

             All of the shares have noncumulative voting rights which means that the holders of more than 50% of Equity Funds II, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, Equity Funds II, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of Equity Funds II, Inc.'s outstanding shares may request that a special meeting be called to consider the removal of a director.

             In addition to Class A Shares, Class B Shares and Class C Shares, Decatur Income Fund and Decatur Total Return Fund offer Decatur Income Fund Institutional Class and Decatur Total Return Fund Institutional Class, respectively. Shares of each Class represent proportionate interests in the assets of the respective Fund and have the same voting and other rights and preferences as the other classes of that Fund, except that shares of Decatur Income Fund Institutional Class and Decatur Total Return Fund Institutional Class are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to Class A, Class B and Class C Shares. Similarly, as a general matter, the shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares of a Fund may vote on any proposal to increase materially the fees to be paid by that Fund under the 12b-1 Plan relating to Class A Shares.

             Effective as of the close of business February 21, 1997, the name of Delaware Group Decatur Fund, Inc. was changed to Delaware Group Equity Funds II, Inc.

OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

High Yield, High Risk Securities
             Decatur Income Fund may invest up to 15% of its net assets in high yield, high risk fixed-income securities. These securities are rated lower than BBB by Standard & Poor's Ratings Group ("S&P"), Baa by Moody's Investors Service, Inc. ("Moody's") and/or rated similarly by another rating agency, or, if unrated, are considered by the Manager to be of equivalent quality. The Fund will not invest in securities which are rated lower than C by S&P, Ca by Moody's or similarly by another rating agency, or, if unrated, are considered by the Manager to be of a quality that is lower than such ratings. See Appendix C to this Prospectus for more rating information. Fixed-income securities of this type are considered to be of poor standing and predominantly speculative. Such securities are subject to a substantial degree of credit risk.

             In the past, in the opinion of the Manager, the high yields from these bonds have more than compensated for their higher default rates. There can be no assurance, however, that yields will continue to offset default rates on these bonds in the future. The Manager intends to maintain an adequately diversified portfolio of these bonds. While diversification can help to reduce the effect of an individual default on the Fund, there can be no assurance that diversification will protect the Fund from widespread bond defaults brought about by a sustained economic downturn.

             Medium and low-grade bonds held by the Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also these bonds are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial.

             The economy and interest rates may affect these high yield, high risk securities differently than other securities. Prices have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, affect the Fund's net asset value per share.

Restricted and Illiquid Securities
             Each Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933. Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Funds. Each Fund may invest no more than 10% of the value of its net assets in illiquid securities.


             While maintaining oversight, the Board of Directors of Equity Funds II, Inc. has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of a Fund's 10% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A
Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).


             If the Manager determines that a Rule 144A Security that was previously determined to be liquid is no longer liquid and, as a result, a Fund's holdings of illiquid securities exceed the Fund's 10% limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.


Portfolio Loan Transactions
             Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.


             The major risk to which a Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, each Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, subject to overall supervision by the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.


Futures Contracts
             Each Fund may enter into futures contracts on stocks, stock indices, interest rates and foreign currencies, and purchase or sell options on such futures contracts. These activities will not be entered into for speculative purposes, but rather for hedging purposes and to facilitate the ability to quickly deploy into the stock market a Fund's positions in cash, short-term debt securities and other money market instruments, at times when such Fund's assets are not fully invested in equity securities. Such positions will generally be eliminated when it becomes possible to invest in securities that are appropriate for the Fund involved.

             A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which the securities underlying the contract are delivered, or in the case of securities index futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

             The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin" as a good faith deposit. This amount is generally maintained in a segregated account at the custodian bank. Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contract more or less valuable, a process known as "marking to the market."

             Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect a Fund's current or intended investments from broad fluctuations in stock or bond prices. For example, a Fund may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When a Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.

             Interest rate futures contracts are purchased or sold for hedging purposes to attempt to protect against the effects of interest rate changes on a Fund's current or intended investments in fixed-income securities. For example, if a Fund owned long-term bonds and interest rates were expected to increase, the Fund might sell interest rate futures contracts. Such a sale would have much the same effect as selling some of the long-term bonds in the Fund's portfolio. However, since the futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows the Fund to hedge its interest rate risk without having to sell its portfolio securities. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the Fund's interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. On the other hand, if interest rates were expected to decline, interest rate futures contracts could be purchased as a hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Because the fluctuations in the value of the interest rate futures contracts should be similar to those of long-term bonds, the Fund could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash became available or the market had stabilized. At that time, the interest rate futures contracts could be liquidated, and the Fund's cash reserve could then be used to buy long-term bonds on the cash market.

             Each Fund may purchase and sell foreign currency futures contracts for hedging purposes to attempt to protect its current or intended investments denominated in foreign currencies from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. A Fund may sell futures contracts on a foreign currency, for example, when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Fund's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates. Conversely, a Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When a Fund purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Fund will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

             Each Fund may also purchase and write options on the types of futures contracts in which the Fund may invest, and enter into related closing transactions. Options on futures are similar to options on securities, as described below, except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than to actually purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. In the event that an option written by the Fund is exercised, the Fund will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

             At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. Likewise, a position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to availability of a secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. A Fund may realize a profit or a loss when closing out a futures contract or an option on a futures contract.

             To the extent that interest or exchange rates or securities prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that a Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market could prevent the Fund from closing out its positions relating to futures. See Part B for a further discussion of this investment technique.

             Options Each Fund may write covered call options on individual issues. For the option to be considered to be covered, the Fund writing the option must own the common stock underlying the option or securities convertible into such common stock. In addition, each Fund may write call options on stock indices. Each Fund may also purchase put options on individual issues and on stock indices. The Manager will employ these techniques in an attempt to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The ability to hedge effectively using options on stock indices will depend, in part, on the correlation between the composition of the index and a Fund's portfolio as well as the price movement of individual securities. The Funds do not currently intend to write or purchase options on stock indices.

             While there is no limit on the amount of a Fund's assets which may be invested in covered call options, neither Fund will invest more than 2% of its net assets in put options. The Funds will only use Exchange-traded options.

Call Options
             Writing Covered Call Options--A covered call option obligates a Fund to sell one of its securities for an agreed price up to an agreed date. When a Fund writes a call, it receives a premium and agrees to sell the callable securities to a purchaser of a corresponding call during the call period (usually not more than nine months) at a fixed exercise price regardless of market price changes during the call period. The advantage is that the Fund receives premium income for the limited purpose of offsetting the costs of purchasing put options or offsetting any capital loss or decline in market value of the security. However, if the Manager's forecast is wrong, the Fund may not fully participate in the market appreciation if the security's price rises.


             Writing a Call Option on Stock Indices--Writing a call option on stock indices is similar to the writing of a call option on an individual stock. Stock indices used will include, but not be limited to, the S&P 500, the S&P 100 Index ("S&P 100") and the S&P Over-The-Counter ("OTC") 250.


Put Options
             Purchasing a Put Option--A put option gives a Fund the right to sell one of its securities for an agreed price up to an agreed date. The advantage is that the Fund can be protected should the market value of the security decline. However, the Fund must pay a premium for this right which would be lost if the option is not exercised.

             Purchasing a Put Option on Stock Indices--Purchasing a protective put option on stock indices is similar to the purchase of protective puts on an individual stock. Indices used will include, but not be limited to, the S&P 500, the S&P 100 and the S&P OTC 250.

             Closing Transactions--Closing transactions essentially let a Fund offset a put option or covered call option prior to its exercise or expiration. If the Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

                                   *   *   *

Borrowing
             Although each Fund is permitted under certain circumstances to borrow money, neither Fund normally do so. A Fund will not purchase new securities while any borrowings are outstanding.


Repurchase Agreements
             Each Fund may use repurchase agreements that are at least 100% collateralized by securities in which the Fund can invest directly, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. Repurchase agreements help a Fund to invest cash on a temporary basis. Under a repurchase agreement, a Fund acquires ownership and possession of a security, and the seller agrees to buy the security back at a specified time and higher price. If the seller is unable to repurchase the security, the Fund could experience delays in liquidating the securities. To minimize this possibility, the Manager, pursuant to direction from Equity Funds II, Inc.'s Board of Directors, considers the creditworthiness of the banks and dealers with whom it enters into repurchase agreements.


                                   *   *   *

             Part B sets forth more specific investment restrictions, some of which limit the percentage of assets that may be invested in certain types of securities.

APPENDIX C--RATINGS


             Decatur Income Fund has the ability to invest up to 15% of its net assets in high yield, high risk fixed-income securities. The table set forth below shows asset composition, based on rating categories, of such securities held by the Fund. Certain securities may not be rated because the rating agencies were either not asked to provide ratings (e.g., many issuers of privately placed bonds do not seek ratings) or because the rating agencies declined to provide a rating for some reason, such as insufficient data. The table below shows the percentage of Decatur Income Fund's high yield, high risk securities which are not rated. The information contained in the table was prepared based on a dollar weighted average of the Fund's portfolio composition based on month end data for the fiscal year ended November 30, 1996. The paragraphs following the table contain excerpts from Moody's and S&P's rating descriptions. These credit ratings evaluate only the safety of principal and interest and do not consider the market value risk associated with high yield securities.

                       Rating Moody's            Average Weighted
                           and/or                 Percentage of
                            S&P                     Portfolio
                       --------------            ----------------
                       Baa/BBB                        0.15%
                       Ba/BB                          2.47%
                       B/B                            6.99%
                       Not Rated/Other                0.20%


General Rating Information


Bonds
             Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

             Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

                      APPENDIX A - INVESTMENT ILLUSTRATIONS
  Illustrations of Hypothetical Returns on Investments Based on Purchase Option
                                $10,000 Purchase



                           Scenario 1                                    Scenario 2
                         No Redemption                                Redeem 1st Year
             ---------------------------------------      -------------------------------------
 Year        Class A       Class B          Class C       Class A        Class B        Class C
 ----        -------       -------          -------       -------        -------        -------
    0          9,525        10,000           10,000         9,525         10,000         10,000
    1         10,478        10,930           10,930        10,478         10,530         10,830+
    2         11,525        11,946           11,946
    3         12,678        13,058           13,058
    4         13,946        14,272           14,272
    5         15,340        15,599           15,599
    6         16,874        17,050           17,050
    7         18,562        18,636           18,636
    8        20,418+        20,369           20,369
    9         22,459       22,405*           22,263
   10         24,705       24,646*           24,333





                                Scenario 3                                Scenario 4
                               Redeem 3rd Year                          Redeem 5th Year
                 -------------------------------------        ------------------------------------
 Year            Class A        Class B        Class C        Class A       Class B        Class C
 ----            -------        -------        -------        -------       -------        -------
    0              9,525         10,000         10,000          9,525        10,000         10,000
    1             10,478         10,930         10,930         10,478        10,930         10,930
    2             11,525         11,946         11,946         11,525        11,946         11,946
    3             12,678         12,758         13,058+        12,678        13,058         13,058
    4                                                          13,946        14,272         14,272
    5                                                          15,340        15,399         15,599+
    6
    7
    8
    9
   10



       *This assumes that Class B Shares were converted to Class A Shares at the end of the eighth year.

                                $250,000 Purchase




                           Scenario 1                                    Scenario 2
                         No Redemption                                Redeem 1st Year
             ---------------------------------------      -------------------------------------
 Year        Class A       Class B          Class C       Class A        Class B        Class C
 ----        -------       -------          -------       -------        -------        -------
  0          243,750        250,000         250,000       243,750        250,000        250,000
  1          268,125        273,250         273,250       268,125        263,250        270,750+
  2          294,938        298,662         298,662
  3          324,431        326,438         326,438
  4          356,874+       356,797         356,797
  5          392,562        389,979         389,979
  6          431,818        426,247         426,247
  7          475,000        465,888         465,888
  8          522,500        509,215         509,215
  9          574,750        560,137*        556,572
 10          632,225        616,150*        608,333






                                Scenario 3                                Scenario 4
                               Redeem 3rd Year                          Redeem 5th Year
                 -------------------------------------        ------------------------------------
 Year            Class A        Class B        Class C        Class A       Class B        Class C
 ----            -------        -------        -------        -------       -------        -------
  0              243,750        250,000        250,000        243,750       250,000        250,000
  1              268,125        273,250        273,250        268,125       273,250        273,250
  2              294,938        298,662        298,662        294,938       298,662        298,662
  3              324,431        318,938        326,438+       324,431       326,438        326,438
  4                                                           356,874+      356,797        356,797
  5                                                           392,562       384,979        389,979
  6
  7
  8
  9
 10




       *This assumes that Class B Shares were converted to Class A Shares at the end of the eighth year.

Assumes a hypothetical return for Class A of 10% per year, a hypothetical return for Class B of 9.3% for years 1-8 and 10% for years 9-10, and a hypothetical return for Class C of 9.3% per year. Hypothetical returns vary due to the different expense structures for each Class and do not represent actual performance.
Class A purchase subject to appropriate sales charge breakpoint (4.75% @ $10,000; 3.75% @ $100,000; 2.50% @ $250,000). Class B purchase assessed appropriate CDSC upon redemption (4%-4%-3%-3%-2%-1% in years 1-2-3-4-5-6).
Class C purchase assessed 1% CDSC upon redemption in year 1.
Figures marked "+" identify which class offers the greater return potential based on investment amount and holding period.



APPENDIX B--CLASSES OFFERED
Growth of Capital                                     A Class          B Class        C Class         Consultant Class
Trend Fund                                               x                x              x                    -
Enterprise Fund                                          x                x              x                    -
DelCap Fund                                              x                x              x                    -
Value Fund                                               x                x              x                    -
U.S. Growth Fund                                         x                x              x                    -
Quantum Fund                                             x                x              x                    -

Total Return
Devon Fund                                               x                x              x                    -
Decatur Total Return Fund                                x                x              x                    -
Decatur Income Fund                                      x                x              x                    -
Delaware Fund                                            x                x              x                    -
Blue Chip Fund                                           x                x              x                    -

International Diversification
Emerging Markets Fund                                    x                x              x                    -
New Pacific Fund                                         x                x              x                    -
International Equity Fund                                x                x              x                    -
World Growth Fund                                        x                x              x                    -
Global Assets Fund                                       x                x              x                    -
Global Bond Fund                                         x                x              x                    -

Current Income
Delchester Fund                                          x                x              x                    -
Strategic Income Fund                                    x                x              x                    -
Corporate Income Fund                                    x                x              x                    -
Federal Bond Fund                                        x                x              x                    -
U.S. Government Fund                                     x                x              x                    -
Limited-Term Government Fund                             x                x              x                    -

Tax-Free Current Income
Tax-Free Pennsylvania Fund                               x                x              x                    -
Tax-Free USA Fund                                        x                x              x                    -
Tax-Free Insured Fund                                    x                x              x                    -
Tax-Free USA Intermediate Fund                           x                x              x                    -

Money Market Funds
Delaware Cash Reserve                                    x                x              x                    x
U.S. Government Money Fund                               x                -              -                    x
Tax-Free Money Fund                                      x                -              -                    x


       For more information contact the Delaware Group at 800-828-5052.


INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA  19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA  19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA  19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA  19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA  19103

CUSTODIAN
Bankers Trust Company
One Bankers Trust Plaza
New York, NY  10006

---------------------------------------------------------

DECATUR INCOME FUND INSTITUTIONAL
---------------------------------------------------------


DECATUR TOTAL RETURN FUND
INSTITUTIONAL
---------------------------------------------------------




P R O S P E C T U S
---------------------------------------------------------

FEBRUARY 24, 1997

                                                                      DELAWARE
                                                                      GROUP
                                                                      ---------

TABLE OF CONTENTS

Cover Page

Synopsis

Summary of Expenses

Financial Highlights

Investment Objectives and Strategies
     Suitability
     Investment Strategy

Classes of Shares

How to Buy Shares

Redemption and Exchange

Dividends and Distributions

Taxes

Calculation of Net Asset Value Per Share

Management of the Funds

Other Investment Policies and Risk Considerations

Appendix A-Ratings

DECATUR INCOME FUND                                                  PROSPECTUS
DECATUR TOTAL RETURN FUND                                     FEBRUARY 24, 1997
INSTITUTIONAL CLASS SHARES

      ---------------------------------------------------------------------

                   1818 Market Street, Philadelphia, PA 19103

                         For more information about the
                   Decatur Income Fund Institutional Class and
                  Decatur Total Return Fund Institutional Class
                    call the Delaware Group at 800-828-5052.

         This Prospectus describes the shares of Decatur Income Fund series and Decatur Total Return Fund series (individually, a "Fund" and collectively, the "Funds") of Delaware Group Equity Funds II, Inc. ("Equity Funds II, Inc.") (formerly, Delaware Group Decatur Fund, Inc.), a professionally-managed mutual fund of the series type. Decatur Income Fund's objective is to achieve the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. Decatur Total Return Fund's objective is to achieve long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal.

         Decatur Income Fund offers Decatur Income Fund Institutional Class and Decatur Total Return Fund offers Decatur Total Return Fund Institutional Class (individually, a "Class" and collectively, the "Classes").

         Shares of each Class are available for purchase only by certain enumerated investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge and without a 12b-1 charge. See How to Buy Shares.

         This Prospectus relates only to the Classes and sets forth information that you should read and consider before you invest. Please retain it for future reference. The Funds' Statement of Additional Information ("Part B" of Equity Funds II, Inc.'s registration statement), dated February 24, 1997, as it may be amended from time to time, contains additional information about the Funds and has been filed with the Securities and Exchange Commission. Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above number. The Funds' financial statements appear in its Annual Report, which will accompany any response to requests for Part B.

          Decatur Income Fund also offers Decatur Income Fund A Class, Decatur Income Fund B Class and Decatur Income Fund C Class. Decatur Total Return Fund also offers Decatur Total Return Fund A Class, Decatur Total Return Fund B Class and Decatur Total Return Fund C Class. Shares of these classes are subject to sales charges and other expenses, which may affect their performance. A prospectus for these classes can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling 800-523-4640.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUNDS ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SHARES OF THE FUNDS ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS

Investment Objective
         Decatur Income Fund - The investment objective of Decatur Income Fund is to achieve the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal.

         Decatur Total Return Fund - The investment objective of Decatur Total Return Fund is to achieve long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal.

         For further details, see Investment Objectives and Strategies and Other Investment Policies and Risk Considerations.

Risk Factors and Special Considerations
         Decatur Income Fund may invest up to 15% of its net assets in high-yield securities (junk bonds) and, consequently, greater risks may be involved with an investment in the Fund. See High Yield, High Risk Securities under Other Investment Policies and Risk Considerations.

         Each Fund may enter into options and futures transactions for hedging purposes to counterbalance portfolio volatility. While the Funds do not engage in options and futures for speculative purposes, there are risks that result from use of these instruments, and the investor should review the descriptions of these risks in this Prospectus. See Futures Contracts and Options under Other Investment Policies and Risk Considerations.

Investment Manager, Distributor and Service Agent
         Delaware Management Company, Inc. (the "Manager") furnishes investment management services to each Fund, subject to the supervision and direction of Equity Funds II, Inc.'s Board of Directors. The Manager also provides investment management services to certain other funds in the Delaware Group. Delaware Distributors, L.P. (the "Distributor") is the national distributor for each Fund and for all of the other mutual funds in the Delaware Group. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for each Fund and for all of the other mutual funds in the Delaware Group. See Summary of Expenses and Management of the Funds for further information regarding the Manager and the fees payable under each Fund's Investment Management Agreement.

Purchase Price
         Shares of each Class offered by this Prospectus are available at net asset value, without a front-end or contingent deferred sales charge and are not subject to distribution fees under a Rule 12b-1 distribution plan. See Classes of Shares.

Redemption and Exchange
         Shares of each Class are redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. See Redemption and Exchange.

Open-End Investment Company
         Equity Funds II, Inc. is an open-end management investment company. Each Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act"). Equity Funds II, Inc. was first organized as a Delaware corporation in 1956 and was subsequently reorganized as a Maryland corporation on March 4, 1983. See Shares under Management of the Funds.

SUMMARY OF EXPENSES


                                                                      Decatur Income            Decatur Total Return
Shareholder Transaction Expenses                                   Fund Institutional Class   Fund Institutional Class
--------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price).............................          None                         None

Maximum Sales Charge Imposed on Reinvested
Dividends (as a percentage of offering price)...................          None                         None

Exchange Fees...................................................          None*                        None*



                Annual Operating Expenses                             Decatur Income            Decatur Total Return
 (as a percentage of average daily net assets)                     Fund Institutional Class   Fund Institutional Class
---------------------------------------------------------------------------------------------------------------------------------

Management Fees.................................................          0.49%                        0.59%

12b-1 Fees......................................................          None                         None

Other Operating Expenses........................................          0.20%                        0.22%
                                                                          -----                        -----

               Total Operating Expenses.........................          0.69%                        0.81%
                                                                          =====                        =====

*Exchanges are subject to the requirements of each fund and a front-end sales charge may apply.

       For expense information about Decatur Income Fund A Class, Decatur Income Fund B Class, Decatur Income Fund C Class, Decatur Total Return Fund A Class, Decatur Total Return Fund B Class and Decatur Total Return Fund C Class, see the separate prospectus relating to those classes.

       The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, and (2) redemption at the end of each time period. As noted in the tables above, Equity Funds II, Inc. charges no redemption fees.

                                  1 Year       3 Years        5 Years           10 Years
                                  ------       -------        -------           --------
Decatur Income Fund
Institutional Class                 $7           $22            $38                $86

                                  1 Year       3 Years        5 Years           10 Years
                                  ------       -------        -------           --------
Decatur Total Return
Fund Institutional Class            $8           $26            $45               $100

         The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in either Class will bear directly or indirectly.

         This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

-------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

The following financial highlights are derived from the financial statements of Decatur Income Fund and Decatur Total Return Fund of Delaware Group Equity Funds II, Inc. (formerly known as Delaware Group Decatur Fund, Inc.) and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes and the report of Ernst & Young LLP covering such financial information and highlights, all of which are incorporated by reference into Part B. Further information about each Funds' performance is contained in the Annual Report to shareholders. A copy of the Funds' Annual Report (including the report of Ernst & Young LLP) may be obtained from Equity Funds II, Inc. upon request at no charge.
-------------------------------------------------------------------------------

                                                                        Decatur Income Fund Institutional Class
                                       --------------------------------------------------------------------------------------------
                                                             Period
                                                             1/13/94
                                          Year Ended         through                         Year Ended
                                       11/30/96  11/30/95  11/30/94(2) 11/30/94(1) 11/30/93(1) 11/30/92(1) 11/30/91(1) 11/30/90(1)
Net Asset Value, Beginning of Period    $19.06    $15.59     $16.72      $18.24      $17.20      $15.76      $14.53      $19.07


Income From Investment Operations
Net Investment Income ...............     0.69      0.71       0.59        0.67        0.78        0.78        0.83        0.93
Net Gains (Losses) on Securities
 (both realized and unrealized)......     3.62      3.92      (1.10)      (0.73)       1.79        1.47        1.37       (2.93)
                                        ------    ------     ------      ------      ------      ------      ------      ------
    Total From Investment Operations      4.31      4.63      (0.51)      (0.06)       2.57        2.25        2.20       (2.00)
                                        ------    ------     ------      ------      ------      ------      ------      ------

Less Distributions
Dividends (from net investment income)   (0.72)    (0.74)     (0.62)      (0.86)      (0.68)      (0.81)      (0.97)      (1.05)
Distributions (from capital gains)...    (1.34)    (0.42)      none       (1.75)      (0.85)       none        none       (1.49)
Returns of Capital...................     none      none       none        none        none        none        none        none
                                        ------    ------     ------      ------      ------      ------      ------      ------
     Total Distributions.............    (2.06)    (1.16)     (0.62)      (2.61)      (1.53)      (0.81)      (0.97)      (2.54)
                                        ------    ------     ------      ------      ------      ------      ------      ------

Net Asset Value, End of Period.......   $21.31    $19.06     $15.59      $15.57      $18.24      $17.20      $15.76      $14.53
                                        ======    ======     ======      ======      ======      ======      ======      ======

-----------------------

Total Return.........................    24.65%    31.14%     (0.45%)     (0.57%)(3)  15.85%(3)   14.55%(3)   15.46%(3)  (12.04%)(3)

-----------------------

Ratios/Supplemental Data

Net Assets, End of Period
 (000's omitted).....................  $244,048 $211,409   $182,105  $1,153,884  $1,512,194  $1,508,206  $1,579,521  $1,560,641
Ratio of Expenses to Average
 Daily Net Assets....................      0.69%    0.74%      0.70%       0.81%       0.71%       0.72%       0.70%       0.70%
Ratio of Net Investment Income to
 Average Daily Net Assets............      3.56%    4.16%      4.03%       3.92%       4.34%       4.55%       5.18%       5.78%
Portfolio Turnover Rate..............       101%      74%        92%         92%         80%         79%         78%         44%
Average Commission Rate Paid.........    $0.060      N/A        N/A         N/A         N/A         N/A         N/A         N/A



                                                  11/30/89(1)   11/30/88(1)   11/30/87(1)
Net Asset Value, Beginning of Period                $16.89        $15.86        $19.32


Income From Investment Operations
Net Investment Income ...............                 1.00          0.76          0.77
Net Gains (Losses) on Securities
 (both realized and unrealized)......                 2.25          2.75         (1.43)
                                                    ------        ------        ------
    Total From Investment Operations                  3.25          3.51         (0.66)
                                                    ------        ------        ------

Less Distributions
Dividends (from net investment income)               (0.81)        (0.73)        (0.80)
Distributions (from capital gains)...                (0.26)        (1.75)        (2.00)
Returns of Capital...................                 none          none          none
                                                    ------        ------        ------
     Total Distributions.............                (1.07)        (2.48)        (2.80)
                                                    ------        ------        ------

Net Asset Value, End of Period.......               $19.07        $16.89        $15.86
                                                    ======        ======        ======
-----------------------

Total Return.........................                19.84%(3)     25.20%(3)     (4.48%)(3)

-----------------------

Ratios/Supplemental Data

Net Assets, End of Period
 (000's omitted).....................           $1,848,129    $1,517,445    $1,346,411
Ratio of Expenses to Average
 Daily Net Assets....................                 0.67%         0.73%         0.69%
Ratio of Net Investment Income to
 Average Daily Net Assets............                 5.48%         4.80%         4.37%
Portfolio Turnover Rate..............                   38%           39%           56%
Average Commission Rate Paid.........                  N/A           N/A           N/A

----------
(1) Data for Decatur Income Fund Institutional Class are derived from data of Decatur Income Fund A Class (formerly known as the Decatur Fund I class), which prior to May 2, 1994 was not subject to Rule 12b-1 distribution expenses.
(2) Data are derived from data for Decatur Income Fund Institutional Class (formerly known as the Decatur Fund I (Institutional) class), which commenced operations on January 13, 1994. Ratios and total return have been annualized.
(3) Does not reflect current maximum sales charges that are or were in effect applicable to Decatur Income Fund A Class.

                                                               Decatur Total Return Fund Institutional Class
                                       --------------------------------------------------------------------------------------------
                                                                          Period
                                                                        7/26/93(2)
                                                Year Ended                through                         Year Ended
                                       11/30/96  11/30/95  11/30/94     11/30/93   11/30/93(1) 11/30/92(1) 11/30/91(1) 11/30/90(1)
Net Asset Value, Beginning of Period    $15.65    $12.35     $14.40      $14.10      $13.98      $12.73      $11.71      $13.64


Income From Investment Operations
Net Investment Income ...............     0.37      0.47       0.43        0.15        0.45        0.47        0.53        0.58
Net Gains (Losses) on Securities
 (both realized and unrealized)......     3.23      3.65      (0.37)       0.25        1.45        1.30        1.07       (1.44)
                                        ------    ------     ------      ------      ------      ------      ------      ------
    Total From Investment Operations      3.60      4.12       0.06        0.40        1.90        1.77        1.60       (0.86)
                                        ------    ------     ------      ------      ------      ------      ------      ------

Less Distributions
Dividends (from net investment income)   (0.39)    (0.40)     (0.45)      (0.10)      (0.45)      (0.52)      (0.58)      (0.60)
Distributions (from capital gains)...    (1.29)    (0.42)     (1.66)       none       (1.05)       none        none       (0.47)
Returns of Capital...................     none      none       none        none        none        none        none        none
                                        ------    ------     ------      ------      ------      ------      ------      ------
     Total Distributions.............    (1.68)    (0.82)     (2.11)      (0.10)      (1.50)      (0.52)      (0.58)      (1.07)
                                        ------    ------     ------      ------      ------      ------      ------      ------

Net Asset Value, End of Period.......   $17.57    $15.65     $12.35      $14.40      $14.38      $13.98      $12.73      $11.71
                                        ======    ======     ======      ======      ======      ======      ======      ======

-----------------------

Total Return.........................    25.24%    35.13%      0.19%      14.89%      14.47%(4)   14.12%(4)   13.94%(4)   (6.84%)(4)

-----------------------

Ratios/Supplemental Data

Net Assets, End of Period
 (000's omitted).....................   $45,958  $11,520     $1,376      $1,181     $43,638    $408,986    $394,338    $357,139
Ratio of Expenses to Average
 Daily Net Assets....................      0.81%    0.89%      0.96%       0.92%       1.22%       1.23%       1.23%       1.23%
Ratio of Net Investment Income to
 Average Daily Net Assets............      2.53%    3.02%      3.18%       3.45%       3.15%       3.44%       4.20%       4.87%
Portfolio Turnover Rate..............        87%      81%        74%        119%        119%         98%         67%         54%
Average Commission Rate Paid.........    $0.060      N/A        N/A         N/A         N/A         N/A         N/A         N/A


                                                  11/30/89(1)   11/30/88(1)   11/30/87(1)
Net Asset Value, Beginning of Period                $11.47        $ 9.04        $10.29


Income From Investment Operations
Net Investment Income ...............                 0.54          0.50          0.31
Net Gains (Losses) on Securities
 (both realized and unrealized)......                 2.12          2.30         (1.30)
                                                    ------        ------        ------
    Total From Investment Operations                  2.66          2.80         (0.99)
                                                    ------        ------        ------

Less Distributions
Dividends (from net investment income)               (0.49)        (0.37)        (0.26)
Distributions (from capital gains)...                 none          none          none
Returns of Capital...................                 none          none          none
                                                    ------        ------        ------
     Total Distributions.............                (0.49)        (0.37)        (0.26)
                                                    ------        ------        ------

Net Asset Value, End of Period.......               $13.64        $11.47        $ 9.04
                                                    ======        ======        ======
-----------------------

Total Return.........................                23.73%(4)     31.51%(4)    (10.08%)(4)

-----------------------

Ratios/Supplemental Data

Net Assets, End of Period
 (000's omitted).....................             $318,871      $200,085      $146,632
Ratio of Expenses to Average
 Daily Net Assets....................                 1.24%         1.28%         1.27%(4)
Ratio of Net Investment Income to
 Average Daily Net Assets............                 4.60%         4.77%         4.17%(4)
Portfolio Turnover Rate..............                   60%           69%           39%
Average Commission Rate Paid.........                  N/A           N/A           N/A

----------
(1) Data are derived from data of Decatur Total Return Fund A Class (formerly known as the Decatur Fund II class) and reflect the impact of Rule 12b-1 distribution expenses paid by Decatur Total Return Fund A Class. Decatur Total Return Fund Institutional Class (formerly known as the Decatur Fund II (Institutional) class) is not subject to Rule 12b-1 distribution expenses and per share data for periods beginning on and after July 26, 1993 will not reflect the deduction of such expenses.
(2) Date of initial public offering of Decatur Total Return Fund Institutional Class (formerly known as the Decatur Fund II (Institutional) class); ratios and total return for this period have been annualized.
(3) Does not reflect any maximum sales charges that are or were in effect. Total return for 1987 reflects expense limitation referenced in Note 4.
(4) The Manager undertook to waive its management fee and assume expenses to the extent necessary to limit Decatur Total Return Fund's ratio of annual operating expenses, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to average daily net assets to 1% for a six-month period after the initial public offering on August 26, 1986. Ratio of expenses and net investment income to average daily net assets prior to expense limitation was 1.41% and 4.03%, respectively.

INVESTMENT OBJECTIVES AND  STRATEGIES

SUITABILITY

         Decatur Income Fund - The Fund may be suitable for investors looking for current income with the potential for capital appreciation. The Fund will invest in common stocks and other income-producing securities, including high yield, higher risk fixed-income securities, and investors should be willing to accept the risks associated with such investments.

         Decatur Total Return Fund - The Fund may be suitable for the patient investor interested in long-term growth and current income potential offered by dividend-paying common stocks. Investors should be willing to accept the risks associated with investments in common stocks and income-producing securities that are convertible into common stocks. The Fund is suitable for investors who want a current return with the possibility of capital appreciation.

                                      * * *

         Naturally, the Funds cannot assure a specific rate of return or that principal will be protected. The value of each Fund's shares can be expected to move up and down depending upon market conditions. Consequently, appreciation may be obtained in periods of generally rising markets, while in declining markets, the value of its shares may, of course, decline. For this reason, neither Fund is appropriate for short-term investors. However, through the cautious selection and supervision of its portfolio, each Fund will strive to achieve its objective set forth above.

         Ownership of shares of each Fund reduces the bookkeeping and administrative inconveniences that would be involved with direct purchases of the securities held in each Fund's portfolio.

         Investors should not consider a purchase of shares of either Fund as equivalent to a complete investment program. The Delaware Group includes a family of funds, generally available through registered investment dealers, which may be used together to create a more complete investment program.

INVESTMENT STRATEGY

Decatur Income Fund - The objective of Decatur Income Fund is to earn the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. This is a fundamental policy and cannot be changed without shareholder approval. The Fund primarily aims to earn and pay its shareholders dependable current income. It seeks to accomplish this objective while attempting to limit risk to principal through prudent investing. Although it is not a fundamental policy, the Fund will normally invest at least 65% of its total assets in income-producing securities. The Fund may invest up to 15% of its net assets in high yield, higher risk fixed-income securities, which are generally considered to be speculative. See High Yield, High Risk Securities under Other Investment Policies and Risk Considerations.

         The Manager carefully selects the Fund's diversified group of securities for their high yields relative to risk involved.

         The Fund generally invests in common stocks that the Manager believes have better potential for income and appreciation than fixed-income securities. It may, however, invest its assets in all classes of securities, including bonds, preferred stocks, and common stocks, in any proportions deemed prudent for defensive purposes under existing market and economic conditions. All available types of securities, including foreign securities (which may include American or European Depository Receipts), are under continuous study, and the management regularly transfers investments between securities or types of securities in carrying out its investment policy. It is the Fund's policy not to purchase and sell securities with a view toward obtaining short-term profits. However, the Fund may hold securities for any period of time.

Decatur Total Return Fund - Decatur Total Return Fund's investment objective is to achieve long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. The Fund generally invests in common stocks and income-producing securities that are convertible into common stocks. The portfolio manager looks for securities that have a better dividend yield than the average dividend yield of the Standard & Poor's 500 Stock Index ("S&P 500"), as well as capital gains potential.

         All available types of appropriate securities are under continuous study. While the Fund may invest in all classes of securities, including bonds and preferred and common stocks, in any proportion deemed prudent under existing market and economic conditions, the focus on fixed-income securities can be expected to be less than that of Decatur Income Fund. The Fund may also invest in foreign securities.

         Income-producing convertible securities include preferred stock and debentures that pay a stated interest rate or dividend and are convertible into common stock at an established ratio. These securities, which are usually priced at a premium to their conversion value, may allow the Fund to receive current income while participating to some extent in any appreciation in the underlying common stock. The value of a convertible security tends to be affected by changes in interest rates as well as factors affecting the market value of the underlying common stock.

         It is the Fund's policy to purchase and sell securities with a view toward obtaining long-term rather than short-term capital gains. However, the Fund may hold securities for any period of time.

                                      * * *

         For additional information about each Fund's investment policies and certain risks associated with investments in certain types of securities, see Other Investment Policies and Risk Considerations.

CLASSES OF SHARES

         The Distributor serves as the national distributor for each Fund. Shares of each Class may be purchased directly by contacting a Fund or its agent or through authorized investment dealers. All purchases of shares of each Class are at net asset value. There is no front-end or contingent deferred sales charge.

         Investment instructions given on behalf of participants in an employer-sponsored retirement plan are made in accordance with directions provided by the employer. Employees considering purchasing shares of a Class as part of their retirement program should contact their employer for details.

         Shares of each Class are available for purchase only by: (a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager, or its affiliates and those having client relationships with Delaware Investment Advisers, a division of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

Decatur Income Fund A Class, Decatur Income Fund B Class, Decatur Income Fund C Class, Decatur Total Return Fund A Class, Decatur Total Return Fund B Class and Decatur Total Return Fund C Class
         In addition to offering Decatur Income Fund Institutional Class and Decatur Total Return Fund Institutional Class, Decatur Income Fund also offers Decatur Income Fund A Class, Decatur Income Fund B Class and Decatur Income Fund C Class, and Decatur Total Return Fund also offers Decatur Total Return Fund A Class, Decatur Total Return Fund B Class and Decatur Total Return Fund C Class, which are described in a separate prospectus. Decatur Income Fund A Class and Decatur Total Return Fund A Class carry a front-end sales charge and have annual 12b-1 expenses equal to a maximum of 0.30%. The maximum front-end sales charge as a percentage of the offering price is 4.75% and is reduced on certain transactions of $100,000 or more. Decatur Income Fund B Class, Decatur Income Fund C Class, Decatur Total Return Fund B Class and Decatur Total Return Fund C Class have no front-end sales charge but are subject to annual 12b-1 expenses equal to a maximum of 1%. Shares of Decatur Income Fund B Class, Decatur Income Fund C Class, Decatur Total Return Fund B Class and Decatur Total Return Fund C Class and certain shares of Decatur Income Fund A Class and Decatur Total Return Fund A Class may be subject to a contingent deferred sales charge upon redemption. To obtain a prospectus relating to such classes contact the Distributor by writing to the address or by calling the phone numbers listed on the cover of this Prospectus.

HOW TO BUY SHARES

         Each Fund makes it easy to invest by mail, by wire, by exchange and by arrangement with your investment dealer. In all instances, investors must qualify to purchase shares of the Classes.

Investing Directly by Mail
1. Initial Purchases--An Investment Application or, in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to the specific Fund and Class selected, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to the specific Fund and Class selected. Your check should be identified with your name(s) and account number.

Investing Directly by Wire
         You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and your account number for the Fund and Class in which you are investing).

1. Initial Purchases--Before you invest, telephone the Client Services Department at 800-828-5052 to get an account number. If you do not call first, it may delay processing your investment. In addition, you must promptly send your Investment Application or, in the case of a retirement account, an appropriate retirement plan application, for the specific Fund and Class selected by you, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You must advise your Client Services Representative by telephone at 800-828-5052 prior to sending your wire.

Investing by Exchange
         If you have an investment in another mutual fund in the Delaware Group and you qualify to purchase shares of the Classes, you may write and authorize an exchange of part or all of your investment into the Funds. However, shares of Decatur Income Fund B Class, Decatur Income Fund C Class, Decatur Total Return Fund B Class and Decatur Total Return Fund C Class and Class B Shares and Class C Shares of the other funds in the Delaware Group offering such a class of shares may not be exchanged into the Classes. If you wish to open an account by exchange, call your Client Services Representative at 800-828-5052 for more information. See Redemption and Exchange for more complete information concerning your exchange privileges.

Investing through Your Investment Dealer
         You can make a purchase of Fund shares through most investment dealers who, as part of the service they provide, must transmit orders promptly to the Fund. They may charge for this service.

Purchase Price and Effective Date
         The purchase price (net asset value) of each Class is determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         The effective date of a purchase made through an investment dealer is the date the order is received by the Fund in which the shares are being purchased. The effective date of a direct purchase is the day your wire, electronic transfer or check is received, unless it is received after the time the share price is determined, as noted above. Purchase orders received after such time will be effective the next business day.

The Conditions of Your Purchase
         Each Fund reserves the right to reject any purchase order. If a purchase is cancelled because your check is returned unpaid, you are responsible for any loss incurred. A Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. Each Fund reserves the right to reject purchases by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

         Each Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under $250 as a result of redemptions.

REDEMPTION AND EXCHANGE

         Redemption and exchange requests made on behalf of participants in an employer-sponsored retirement plan are made in accordance with directions provided by the employer. Employees should therefore contact their employer for details.

         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after a Fund receives your request in good order. For example, redemption and exchange requests received in good order after the time the net asset value of shares is determined will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. Except as otherwise noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. With regard to exchanges, you must also provide the name of the fund you want to receive the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling a Fund 800-828-5052. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

         Each Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. Each Fund will honor written redemption requests as to shares for which a check was rendered as payment, but neither Fund will mail or wire the proceeds until it is reasonably satisfied that the check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         Shares of a Class may be exchanged into any other Delaware Group mutual fund provided: (1) the investment satisfies the eligibility and other requirements set forth in the prospectus of the fund being acquired, including the payment of any applicable front-end sales charge; and (2) the shares of the fund being acquired are in a state where that fund is registered. If exchanges are made into other shares that are eligible for purchase only by those permitted to purchase shares of a Class, such exchange will be exchanged at net asset value. Shares of a Class may not be exchanged into Class B Shares or Class C Shares of any of the funds in the Delaware Group. Each Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         Various redemption and exchange methods are outlined below. No fee is charged by the Funds or the Distributor for redeeming or exchanging your shares. You may also have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

         All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund to which the authorization relates or its agent.

Written Redemption and Exchange
         You can write to a Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares or to request an exchange of any or all your shares into another mutual fund in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above. The request must be signed by all owners of the account or your investment dealer of record.

         For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, each Fund requires a signature by all owners of the account and may require a signature guarantee. Each signature guarantee must be supplied by an eligible guarantor institution. Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. A Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

         Payment is normally mailed the next business day after receipt of your redemption request. Certificates are issued for shares only if you submit a specific request. If your shares are in certificate form, the certificate must accompany your request and also be in good order.

         You also may submit your written request for redemption or exchange by facsimile transmission at the following number: 215-255-8864.

Telephone Redemption and Exchange
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

         The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach a Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Funds nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, a Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption-Check to Your Address of Record
         You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request.

Telephone Redemption-Proceeds to Your Bank
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must submit a written authorization and you may need to have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call your Client Services Representative prior to the time the net asset value is determined, as noted above.

Telephone Exchange
         You or your investment dealer of record can exchange shares into any fund in the Delaware Group under the same registration. As with the written exchange service, telephone exchanges are subject to the same conditions and limitations as other exchanges noted above. Telephone exchanges may be subject to limitations as to amounts or frequency.

DIVIDENDS AND DISTRIBUTIONS

         Equity Funds II, Inc. currently intends to make monthly payments from Decatur Income Fund's net investment income and quarterly payments from Decatur Total Return Fund's net investment income. Payments from net realized securities profits of a Fund, if any, will be made in the quarter following the close of the fiscal year. Both dividends and distributions, if any, are automatically reinvested in your account at net asset value.

         Each class of a Fund will share proportionately in the investment income and expenses of that Fund, except that the Classes will not incur any distribution fees under the 12b-1 Plans which apply to Decatur Income Fund A Class, Decatur Income Fund B Class, Decatur Income Fund C Class, Decatur Total Return Fund A Class, Decatur Total Return Fund B Class and Decatur Total Return Fund C Class.

TAXES

         The tax discussion set forth below is included for general information only. Investors should contact their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a fund.

         Each Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). As such, a Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code.

         Each Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, even though received in additional shares. For corporate investors, dividends from net investment income will generally qualify in part for the corporate dividends-received deduction. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice from Equity Funds II, Inc. to each Fund's shareholders. For the fiscal year ended November 30, 1996, 44% and 59% of, respectively, Decatur Income Fund's and Decatur Total Return Fund's dividends from net investment income qualified for the corporate dividends-received deduction.

         Distributions paid by a Fund from long-term capital gains, received in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Funds do not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in a Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

         Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by a Fund and received by the shareholder on December 31 of the year declared.

         The sale of shares of a Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between a Fund and any other fund in the Delaware Group. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

         In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Shares of each Fund are exempt from Pennsylvania county personal property taxes.

         Each year, Equity Funds II, Inc. will mail you information on the tax status of each Fund's dividends and distributions paid by the Fund in which you hold shares. Shareholders will also receive each year information as to the portion of dividend income, if any, that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund.

         Each Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

         See Accounting and Tax Issues and Distributions and Taxes in Part B for additional information on tax matters relating to each Fund and their shareholders.

CALCULATION OF NET ASSET VALUE PER SHARE

         The purchase and redemption price of a Class is the net asset value ("NAV") per share of Class shares next computed after the order is received. The NAV is computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         The NAV per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. Portfolio securities for which market quotations are available are priced at market value. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Equity Funds II, Inc.'s Board of Directors.

         The net asset values of all outstanding shares of each class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of shares of such classes, except that the Classes will not incur any of the expenses under the Fund's 12b-1 Plans and Decatur Income Fund A, B and C Classes and Decatur Total Return Fund A, B and C Classes alone will bear the 12b-1 Plan fees payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each class, the net asset value of and dividends paid to each class of a Fund will vary.

MANAGEMENT OF THE FUNDS

Directors
         The business and affairs of Equity Funds II, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding Equity Funds II, Inc.'s directors and officers.

Investment Manager
         The Manager furnishes investment management services to each Fund.

         The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On November 30, 1996, the Manager and its affiliates within the Delaware Group, including Delaware International Advisers Ltd., were managing in the aggregate more than $32 billion in assets in the various institutional (approximately $20,311,204,000) and investment company (approximately $11,765,348,000) accounts.

         The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. In connection with the merger, new Investment Management Agreements between Equity Funds II, Inc. on behalf of each Fund and the Manager were executed following shareholder approval.

         The Manager manages each Fund's portfolio and makes investment decisions which are implemented by Equity Funds II, Inc.'s Trading Department. The Manager also administers Equity Funds II, Inc.'s affairs and pays the salaries of all the directors, officers and employees of Equity Funds II, Inc. who are affiliated with the Manager. For these services, under the Investment Management Agreement for Decatur Income Fund, the Manager is paid an annual fee of 0.60% on the first $100 million of average daily net assets, 0.525% on the next $150 million, 0.50% on the next $250 million and 0.475% on the average daily net assets in excess of $500 million, less Decatur Income Fund's proportionate share of all directors' fees paid to the unaffiliated directors by Equity Funds II, Inc. For the fiscal year ended November 30, 1996, investment management fees paid by Decatur Income Fund were 0.49% of its average daily net assets.

         For the services noted above, under the Investment Management Agreement for Decatur Total Return Fund, the Manager is paid an annual fee of 0.60% on the first $500 million of average daily net assets of the Fund, 0.575% on the next $250 million and 0.55% of the average daily net assets in excess of $750 million, less Decatur Total Return Fund's proportionate share of all directors' fees paid to the unaffiliated directors by Equity Funds II, Inc. For the fiscal year ended November 30, 1996, investment management fees paid by Decatur Total Return Fund were 0.59% of its average daily net assets.

         John B. Fields has primary responsibility for making day-to-day investment decisions for each Fund. He has been the Senior Portfolio Manager for Decatur Income Fund since 1993 and for Decatur Total Return Fund since 1992. Mr. Fields, who has 26 years experience in investment management, earned a bachelor's degree and an MBA from Ohio State University. Before joining the Delaware Group in 1992, he was Director of Domestic Equity Risk Management at DuPont. Prior to that, he was Director of Equity Research at Comerica Bank. Mr. Fields is a member of the Financial Analysts Society of Wilmington, Delaware.

         In making investment decisions for each Fund, Mr. Fields works with a team of 12 portfolio managers and analysts, each of whom specializes in a different industry sector and makes recommendations accordingly. Mr.

Fields also regularly consults with Wayne A. Stork and Richard G. Unruh, Jr. Mr. Stork, Chairman of the Manager's and of Equity Funds II, Inc.'s Board of Directors, is a graduate of Brown University and attended New York University's Graduate School of Business Administration. Mr. Stork joined the Delaware Group in 1962 and has served in various executive capacities at different times within the Delaware organization. A graduate of Brown University, Mr. Unruh received his MBA from the University of Pennsylvania's Wharton School and joined the Delaware Group in 1982 after 19 years of investment management experience with Kidder, Peabody & Co. Inc. Mr. Unruh was named an Executive Vice President of Equity Funds II, Inc. in 1994. He is also a member of the Board of Directors of the Manager and was named an executive vice president of the Manager in 1994.

Portfolio Trading Practices

         Each Fund normally will not invest for short-term trading purposes. However, each Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of each Fund and may affect taxes payable by such Fund's shareholders to the extent that net capital gains are realized. Given each Fund's investment objective, its annual portfolio turnover rate is not expected to exceed 100%. For the past two fiscal years, each Fund's portfolio turnover rates were as follows:

                                                 November 30,
                     Fund                      1996       1995
                     ----                      ----       ----

           Decatur Income Fund                 101%       74%
           Decatur Total  Return Fund           87%       81%

         Each Fund uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or its advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, each Fund may consider a broker/dealer's sales of Fund shares in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain Fund expenses such as custodian fees.

Performance Information
         From time to time, Decatur Income Fund and Decatur Total Return Fund may quote yield or total return performance of their Classes in advertising and other types of literature.

         The current yield for a Class will be calculated by dividing the annualized net investment income earned by that Class during a recent 30-day period by the net asset value per share on the last day of the period. The yield formula provides for semi-annual compounding which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.

           Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value. Each presentation will include the average annual total return for one-, five- and ten year or life-of-fund periods, as relevant. Each Fund may also advertise aggregate and average total return information concerning a Class over additional periods of time.

         Because securities prices fluctuate, investment results of a Class will fluctuate over time and past performance should not be considered a guarantee of future results.

Statements and Confirmations
         You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of distributions. You should examine statements and confirmations immediately and promptly report any discrepancy by calling your Client Services Representative.

Financial Information about the Funds
         Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about each Fund's investments and performance. Equity Funds II, Inc.'s fiscal year ends on November 30.

Distribution and Service
         The Distributor, Delaware Distributors, L.P., serves as the national distributor of each Fund's shares under separate Distribution Agreements with Equity Funds II, Inc. dated April 3, 1995, as amended on November 29, 1995. The Distributor bears all of the costs of promotion and distribution.

         The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for each Fund under an amended and restated agreement dated as of February 24, 1997. The Transfer Agent also provides accounting services to the Funds pursuant to the terms of separate Fund Accounting Agreement. The directors annually review service fees paid to the Transfer Agent. Certain recordkeeping services and other shareholder services that otherwise would be performed by the Transfer Agent may be performed by certain other entities and the Transfer Agent may elect to enter into an agreement to pay such other entities for those services. In addition, participant account maintenance fees may be assessed for certain recordkeeping services provided as part of retirement plan and administration service packages. These fees are based on the number of participants in the plan and the various services selected. Fees will be quoted upon request and are subject to change.

         The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.

Expenses
         Each Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreements and those borne by the Distributor under the Distribution Agreements. For the fiscal year ended November 30, 1996, the ratio of operating expenses to average daily net assets for Decatur Income Fund Institutional Class was 0.69% and for Decatur Total Return Fund Institutional Class was 0.81%.

Shares
         Equity Funds II, Inc. is an open-end management investment company. Each Fund's portfolio of assets is diversified as defined by the 1940 Act. Commonly known as a mutual fund, Equity Funds II, Inc. was organized as a Maryland corporation on March 4, 1983. Equity Funds II, Inc. was previously organized as a Delaware corporation in 1956. Equity Funds II, Inc. currently offers four series of shares - Decatur Income Fund series, Decatur Total Return Fund series, Blue Chip Fund series and Quantum Fund series. Fund shares have a par value of $1.00, equal voting rights, except as noted below, and are equal in all other respects. Each Fund will vote separately on any matter which affects only that Fund. Shares of each Fund have priority over shares of any other fund of Equity Funds II, Inc.

         Equity Funds II, Inc.'s shares have noncumulative voting rights which means that the holders of more than 50% of Equity Funds II, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, Equity Funds II, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of Equity Funds II, Inc.'s shares may request that a special meeting be called to consider the removal of a director.

         In addition to the classes, Decatur Income Fund and Decatur Total Return Fund also offer Decatur Income Fund A Class, Decatur Income Fund B Class, Decatur Income Fund C Class, Decatur Total Return Fund A Class, Decatur Total Return Fund B Class and Decatur Total Return Fund C Class. Shares of each class represent proportionate interests in the assets of the respective Fund and have the same voting and other rights and preferences as Decatur Income Fund Institutional Class and Decatur Total Return Fund Institutional Class, respectively, except that shares of the Classes are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to Decatur Income Fund A Class, Decatur Income Fund B Class, Decatur Income Fund C Class, Decatur Total Return Fund A Class, Decatur Total Return Fund B Class and Decatur Total Return Fund C Class.

         Effective as of the close of business February 21, 1997, the name of Delaware Group Decatur Fund, Inc. was changed to Delaware Group Equity Funds II, Inc.

OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

High Yield, High Risk Securities
         Decatur Income Fund may invest up to 15% of its net assets in high yield, high risk fixed-income securities. These securities are rated lower than BBB by Standard & Poor's Ratings Group ("S&P"), Baa by Moody's Investors Service, Inc. ("Moody's") and/or rated similarly by another rating agency, or, if unrated, are considered by the Manager to be of equivalent quality. The Fund will not invest in securities which are rated lower than C by S&P, Ca by Moody's or similarly by another rating agency, or, if unrated, are considered by the Manager to be of a quality that is lower than such ratings. See Appendix A - Ratings to this Prospectus for more rating information. Fixed- income securities of this type are considered to be of poor standing and predominantly speculative. Such securities are subject to a substantial degree of credit risk.

         In the past, in the opinion of the Manager, the high yields from these bonds have more than compensated for their higher default rates. There can be no assurance, however, that yields will continue to offset default rates on these bonds in the future. The Manager intends to maintain an adequately diversified portfolio of these bonds. While diversification can help to reduce the effect of an individual default on the Fund, there can be no assurance that diversification will protect the Fund from widespread bond defaults brought about by a sustained economic downturn.

         Medium and low-grade bonds held by the Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also these bonds are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial.

         The economy and interest rates may affect these high yield, high risk securities differently than other securities. Prices have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, affect the Fund's net asset value per share.

Restricted and Illiquid Securities
         Each Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933. Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Funds. Each Fund may invest no more than 10% of the value of its net assets in illiquid securities.

         While maintaining oversight, the Board of Directors of Equity Funds II, Inc. has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of a Fund's 10% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security;
(ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If the Manager determines that a Rule 144A Security that was previously determined to be liquid is no longer liquid and, as a result, a Fund's holdings of illiquid securities exceed the Fund's 10% limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

Portfolio Loan Transactions
         Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         The major risk to which a Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, each Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, subject to overall supervision by the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

Futures Contracts
         Each Fund may enter into futures contracts on stocks, stock indices, interest rates and foreign currencies, and purchase or sell options on such futures contracts. These activities will not be entered into for speculative purposes, but rather for hedging purposes and to facilitate the ability to quickly deploy into the stock market a Fund's positions in cash, short-term debt securities and other money market instruments, at times when such Fund's assets are not fully invested in equity securities. Such positions will generally be eliminated when it becomes possible to invest in securities that are appropriate for the Fund involved.

         A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which the securities underlying the contract are delivered, or in the case of securities index futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

         The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin" as a good faith deposit. This amount is generally maintained in a segregated account at the custodian bank. Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contract more or less valuable, a process known as "marking to the market."

         Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect a Fund's current or intended investments from broad fluctuations in stock or bond prices. For example, a Fund may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When a Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.

         Interest rate futures contracts are purchased or sold for hedging purposes to attempt to protect against the effects of interest rate changes on a Fund's current or intended investments in fixed-income securities. For example, if a Fund owned long-term bonds and interest rates were expected to increase, the Fund might sell interest rate futures contracts. Such a sale would have much the same effect as selling some of the long-term bonds in the Fund's portfolio. However, since the futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows the Fund to hedge its interest rate risk without having to sell its portfolio securities. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the Fund's interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. On the other hand, if interest rates were expected to decline, interest rate futures contracts could be purchased as a hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Because the fluctuations in the value of the interest rate futures contracts should be similar to those of long-term bonds, the Fund could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash became available or the market had stabilized. At that time, the interest rate futures contracts could be liquidated, and the Fund's cash reserve could then be used to buy long-term bonds on the cash market.

         Each Fund may purchase and sell foreign currency futures contracts for hedging purposes to attempt to protect its current or intended investments denominated in foreign currencies from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. A Fund may sell futures contracts on a foreign currency, for example, when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Fund's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

         Conversely, a Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When a Fund purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Fund will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

         Each Fund may also purchase and write options on the types of futures contracts in which the Fund may invest, and enter into related closing transactions. Options on futures are similar to options on securities, as described below, except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than to actually purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. In the event that an option written by the Fund is exercised, the Fund will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

         At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. Likewise, a position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to availability of a secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. A Fund may realize a profit or a loss when closing out a futures contract or an option on a futures contract.

         To the extent that interest or exchange rates or securities prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that a Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market could prevent the Fund from closing out its positions relating to futures. See Part B for a further discussion of this investment technique.

Options
         Each Fund may write covered call options on individual issues. For the option to be considered to be covered, the Fund writing the option must own the common stock underlying the option or securities convertible into such common stock. In addition, each Fund may write call options on stock indices. Each Fund may also purchase put options on individual issues and on stock indices. The Manager will employ these techniques in an attempt to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The ability to hedge effectively using options on stock indices will depend, in part, on the correlation between the composition of the index and a Fund's portfolio as well as the price movement of individual securities. The Funds do not currently intend to write or purchase options on stock indices.

         While there is no limit on the amount of a Fund's assets which may be invested in covered call options, neither Fund will invest more than 2% of its net assets in put options. The Funds will only use Exchange-traded options.

Call Options
         Writing Covered Call Options--A covered call option obligates a Fund to sell one of its securities for an agreed price up to an agreed date. When a Fund writes a call, it receives a premium and agrees to sell the callable securities to a purchaser of a corresponding call during the call period (usually not more than nine months) at a fixed exercise price regardless of market price changes during the call period. The advantage is that the Fund receives premium income for the limited purpose of offsetting the costs of purchasing put options or offsetting any capital loss or decline in market value of the security. However, if the Manager's forecast is wrong, the Fund may not fully participate in the market appreciation if the security's price rises.

         Writing a Call Option on Stock Indices--Writing a call option on stock indices is similar to the writing of a call option on an individual stock. Stock indices used will include, but not be limited to, the S&P 500, the S&P 100 and the S&P Over-The-Counter ("OTC") 250.

Put Options
         Purchasing a Put Option--A put option gives a Fund the right to sell one of its securities for an agreed price up to an agreed date. The advantage is that the Fund can be protected should the market value of the security decline. However, the Fund must pay a premium for this right which would be lost if the option is not exercised.

         Purchasing a Put Option on Stock Indices--Purchasing a protective put option on stock indices is similar to the purchase of protective puts on an individual stock. Indices used will include, but not be limited to, the S&P 500, the S&P 100 and the S&P OTC 250.

         Closing Transactions--Closing transactions essentially let a Fund offset a put option or covered call option prior to its exercise or expiration. If the Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

                                      * * *

Borrowing
         Although each Fund is permitted under certain circumstances to borrow money, neither Fund normally do so. A Fund will not purchase new securities while any borrowings are outstanding.

Repurchase Agreements
         Each Fund may use repurchase agreements that are at least 100% collateralized by securities in which the Fund can invest directly, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. Repurchase agreements help a Fund to invest cash on a temporary basis. Under a repurchase agreement, a Fund acquires ownership and possession of a security, and the seller agrees to buy the security back at a specified time and higher price. If the seller is unable to repurchase the security, the Fund could experience delays in liquidating the securities. To minimize this possibility, the Manager, pursuant to direction from Equity Funds, II, Inc.'s Board of Directors, considers the creditworthiness of the banks and dealers with whom it enters into repurchase agreements.

                                      * * *

         Part B sets forth more specific investment restrictions, some of which limit the percentage of assets that may be invested in certain types of securities.

APPENDIX A--RATINGS

         Decatur Income Fund has the ability to invest up to 15% of its net assets in high yield, high risk fixed-income securities. The table set forth below shows the assets composition, based on rating categories, of such securities held by the Fund. Certain securities may not be rated because the rating agencies were either not asked to provide ratings (e.g., many issuers of privately placed bonds do not seek ratings) or because the rating agencies declined to provide a rating for some reason, such as insufficient data. The table below shows the percentage of Decatur Income Fund's high yield, high risk securities which are not rated. The information contained in the table was prepared based on a dollar weighted average of the Fund's portfolio composition based on month end data for the fiscal year ended November 30, 1996. The paragraphs following the table contain excerpts from Moody's and S&P's rating descriptions. These credit ratings evaluate only the safety of principal and interest and do not consider the market value risk associated with high yield securities.

              Rating Moody's              Average Weighted
                 and/or                     Percentage of
                  S&P                         Portfolio
              --------------              ----------------
              Baa/BBB                             0.15%
              Ba/BB                               2.47%
              B/B                                 6.99%
              Not Rated/Other                     0.20%

General Rating Information

Bonds
       Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

       Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

         The Delaware Group includes funds with a wide range of investment objectives. Stock funds, income funds, tax-free funds, money market funds, global and international funds and closed-end equity funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call Delaware Group at 800-523-4640.

INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA 19103

SUB-ADVISER
Vantage Global Advisors, Inc.
630 Fifth Avenue
New York, NY 10111

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245

-------------------------------------

BLUE CHIP FUND
QUANTUM FUND

-------------------------------------

A CLASS
B CLASS
C CLASS

-------------------------------------








PROSPECTUS

--------------------------------------


FEBRUARY 24, 1997




DELAWARE
GROUP
--------

BLUE CHIP FUND
QUANTUM FUND                                                        PROSPECTUS
A CLASS SHARES                                               FEBRUARY 24, 1997
B CLASS SHARES
C CLASS SHARES


  --------------------------------------------------------------------------


                   1818 Market Street, Philadelphia, PA 19103

                         For Prospectus and Performance:
                             Nationwide 800-523-4640

                        Information on Existing Accounts:
                               (SHAREHOLDERS ONLY)
                             Nationwide 800-523-1918

                                Dealer Services:
                              (BROKER/DEALERS ONLY)
                             Nationwide 800-362-7500

                   Representatives of Financial Institutions:
                             Nationwide 800-659-2259


         This Prospectus describes two series, Blue Chip Fund and Quantum Fund (individually a "Fund" and collectively the "Funds"), of Delaware Group Equity Funds II, Inc. ("Equity Funds II, Inc."), a professionally-managed mutual fund of the series type. Blue Chip Fund offers the Blue Chip Fund A Class, the Blue Chip Fund B Class and the Blue Chip Fund C Class. Quantum Fund offers the Quantum Fund A Class, the Quantum Fund B Class and the Quantum Fund C Class. Each class is referred to individually as a "Class" and collectively as the "Classes" or "Class A Shares," Class B Shares" or "Class C Shares."


         The objective of Blue Chip Fund is to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities. The objective of Quantum Fund is to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.

         This Prospectus sets forth information that you should read and consider before you invest. Please retain it for future reference. The Statement of Additional Information ("Part B") of Equity Funds II, Inc.'s registration statement, dated February 24, 1997, as it may be amended from time to time, contains additional information about the Funds and has been filed with the Securities and Exchange Commission. Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above telephone numbers.

         Each Fund also offers an Institutional Class which is available for purchase only by certain investors. A prospectus for the Funds' Institutional Classes can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling the above telephone numbers.


TABLE OF CONTENTS

Cover Page                                                  How to Buy Shares
Synopsis                                                    Redemption and Exchange
Summary of Expenses                                         Dividends and Distributions
Investment Objectives and Policies                          Taxes
         Suitability                                        Calculation of Offering Price and
         Investment Strategy                                       Net Asset Value Per Share
The Delaware Difference                                     Management of the Funds
         Plans and Services                                 Other Investment Policies and
Retirement Planning                                                Special Risk Considerations
Classes of Shares                                           Appendix A--Investment Illustrations
                                                            Appendix B--Classes Offered



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUNDS ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SHARES OF THE FUNDS ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS

Investment Objective
         Blue Chip Fund - The objective of Blue Chip Fund is to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities.


         Quantum Fund - The objective of Quantum Fund is to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.

Risk Factors and Special Considerations
         Each Fund has the ability to enter into options and futures transactions for hedging purposes to attempt to counterbalance portfolio volatility. There are risks that result from the use of options and futures and the investor should review the description of these risks in this Prospectus. See Futures Contracts and Options under Other Investment Policies and Risk Considerations.

         Each Fund may invest up to 20% of its total assets directly or indirectly in securities of issuers domiciled in foreign countries. Such investments involve certain risk and opportunity considerations not typically associated with investing in United States companies. See Foreign Securities under Other Investment Policies and Risk Considerations.

Investment Manager, Distributor and Service Agent
         Delaware Management Company, Inc. (the "Manager") furnishes investment management services to each Fund, subject to the supervision and direction of Equity Funds II, Inc.'s Board of Directors. The Manager also provides investment management services to certain of the other funds in the Delaware Group. The Manager has selected Vantage Global Advisors, Inc. (the "Sub-Adviser") to serve as sub-adviser to each Fund and to provide the day-to-day management to each Fund. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Fund and for all of the other mutual funds in the Delaware Group. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Fund and for all of the other mutual funds in the Delaware Group. See Summary of Expenses and Management of the Funds for further information regarding the Manager and the Sub-Adviser and the fees payable under each Fund's Investment Management Agreement and Sub-Advisory Agreement.

Sales Charges
         The price of Class A Shares of each Fund includes a maximum front-end sales charge of 4.75% of the offering price, which is equivalent to 4.94% of the amount invested, based on an initial net asset value of $8.50 per share. The front-end sales charge is reduced on certain transactions of at least $100,000 but under $1,000,000. There is no front-end sales charge on purchases of $1,000,000 or more. Class A Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

         The price of Class B Shares is equal to the net asset value per share. Class B Shares are subject to a contingent deferred sales charge ("CDSC") of:
(i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are subject to annual 12b-1 Plan expenses for approximately eight years after purchase. See Deferred Sales Charge Alternative - Class B Shares and Automatic Conversion of Class B Shares under Classes of Shares.

         The price of Class C Shares is equal to the net asset value per share. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

         See Classes of Shares and Distribution (12b-1) and Service under Management of the Funds.

Purchase Amounts
         Generally, the minimum initial investment in any Class is $1,000. Subsequent investments must generally be at least $100.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations for Class B Shares and Class C Shares by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B and Class C Shares and generally are not subject to a CDSC. The minimum and maximum purchase amounts for retirement plans may vary. See How to Buy Shares.


Redemption and Exchange
         Class A Shares of each Fund may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. Neither the Funds nor the Distributor assesses a charge for redemptions or exchanges of Class A Shares, except for certain redemptions of shares purchased at net asset value, which may be subject to a CDSC if a dealer's commission was paid in connection with such purchases. See Front-End Sales Charge Alternative - Class A Shares under Classes of Shares.

         Class B Shares and Class C Shares may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request subject, in the case of redemptions, to any applicable CDSC. Neither the Funds nor the Distributor assesses any charges other than the CDSC for redemptions or exchanges of Class B or Class C Shares. There are certain limitations on an investor's ability to exchange shares between the various classes of shares that are offered. See Redemption and Exchange.

Open-End Investment Company
         Equity Funds II, Inc., which was organized as a Maryland corporation in 1983, is an open-end management investment company. Each Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act"). Equity Funds II, Inc. was previously organized as a Delaware corporation in 1956. See Shares under Management of the Funds.

SUMMARY OF EXPENSES

         A general comparison of the sales arrangements and other expenses applicable to Class A, Class B and Class C Shares follows:

                                                   Blue Chip Fund                                   Quantum Fund
                                          Class A      Class B      Class C         Class A     Class B       Class C
Shareholder Transaction Expenses          Shares       Shares       Shares          Shares      Shares        Shares
--------------------------------          ------       ------       ------          ------      ------        ------

Maximum Sales Charge Imposed
   on Purchases (as a percentage
   of offering price) . . . . . .          4.75%        None         None             4.75%       None          None

Maximum Sales Charge Imposed
   on Reinvested Dividends
  (as a percentage of
   offering price) . . . . . . . .         None         None         None             None        None          None

Maximum Contingent Deferred Sales
   Charge (as a percentage of
   original purchase price or
   redemption proceeds,
   whichever is lower). . . . . .          None*        4.00%**      1.00%+           None*       4.00%**       1.00%+

Redemption Fees . . . . . . . . .          None++        None++      None++           None++      None++        None++

*Class A purchases of $1 million or more may be made at net asset value. However, if in connection with any such purchase a dealer commission is paid to the financial adviser through whom such purchase is effected, a CDSC of 1% will be imposed on certain redemptions within 12 months of purchase ("Limited CDSC"). See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

**Class B Shares of each Fund are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. See Deferred Sales Charge Alternative - Class B Shares under Classes of Shares.

+Class C Shares of each Fund are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. See Level Sales Charge Alternative--Class C Shares under Classes of Shares.

++CoreStates Bank, N.A. currently charges $7.50 per redemption for redemptions payable by wire.



Annual Operating Expenses                          Blue Chip Fund                                 Quantum Fund
(as a percentage of                   Class A      Class B    Class C            Class A     Class B      Class C
average daily net assets)             Shares       Shares     Shares             Shares      Shares       Shares
-------------------------             ------       ------     ------             ------      ------       ------


Management Fees
   (after voluntary waivers) . . .     0.30%       0.30%        0.30%              0.21%       0.21%        0.21%

12b-1 Plan Expenses
   (including service fees). . . .     0.30%+      1.00%+       1.00%+             0.30%+      1.00%+       1.00%+

Other Operating Expenses. . . . .      0.90%++     0.90%++     0.90%++            0.99%++      0.99%++      0.99%++
                                       -------     ------      -------            -------      -------      -------

   Total Operating Expenses
      (after voluntary waivers). .     1.50%++     2.20%++     2.20%++            1.50%++      2.20%++      2.20%++
                                       =======     =======     =======            =======      =======      =======

+Class A Shares, Class B Shares and Class C Shares are subject to separate 12b-1 Plans. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD"). See Distribution (12b-1) and Service under Management of the Funds.

++"Total Operating Expenses" and "Other Operating Expenses" for the Class A Shares, the Class B Shares and the Class C Shares are based on estimated amounts for the first full fiscal year of the Classes, after giving effect to the voluntary expense waiver. The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by each Fund and to pay certain expenses of that Fund to the extent necessary to ensure that the Total Operating Expenses of the Class A Shares, the Class B Shares and the Class C Shares of a Fund, including each such Class' 12b-1 fees, do not exceed 1.50%, 2.20% and 2.20%, respectively, from the commencement of the public offering of Classes through July 31, 1997. If the voluntary expense waivers were not in effect, it is estimated that for the first full year, the Total Operating Expenses, as a percentage of average daily net assets, would be 1.85%, 2.55% and 2.55%, respectively, for the Class A Shares, the Class B Shares and the Class C Shares of Blue Chip Fund, reflecting management fees of 0.65%, and 2.04%, 2.74% and 2.74%, respectively, for the Class A Shares, the Class B Shares and the Class C Shares of Quantum Fund, reflecting management fees of 0.75%.

         Unless waived, investors utilizing the Delaware Group Asset Planner asset allocation service will incur an annual maintenance fee of $35 per strategy. Investors who utilize the Asset Planner for an IRA will pay an IRA fee of $15 per Social Security number. See Delaware Group Asset Planner under How to Buy Shares.

         For expense information about the Blue Chip Fund Institutional Class of shares and Quantum Fund Institutional Class of shares, see the separate prospectus relating to those classes.

         The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, (2) redemption and no redemption at the end of each time period and (3) for Class B Shares and Class C Shares, payment of a CDSC at the time of redemption, if applicable. The following example assumes the voluntary waiver of the management fee by the Manager as discussed in this Prospectus.

Blue Chip Fund                      Assuming Redemption                         Assuming No Redemption
                                    1 year           3 years                    1 year           3 years
                                    ------           -------                    ------           -------
Class A Shares                      $62(1)           $93                        $62              $93
Class B Shares(2)                   $62              $99                        $22              $69
Class C Shares                      $32              $69                        $22              $69


Quantum Fund                        Assuming Redemption                         Assuming No Redemption
                                    1 year           3 years                    1 year           3 years
                                    ------           -------                    ------           -------
Class A Shares                      $62(1)           $93                        $62              $93
Class B Shares(2)                   $62              $99                        $22              $69
Class C Shares                      $32              $69                        $22              $69


(1) Generally, no redemption charge is assessed upon redemption of Class A Shares. Under certain circumstances, however, a Limited CDSC, which has not been reflected in this calculation, may be imposed on certain redemptions within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

(2) At the end of approximately eight years after purchase, Class B Shares will be automatically converted into Class A Shares. The example above does not assume conversion of Class B Shares since it reflects figures only for one and three years. See Automatic Conversion of Class B Shares under Classes of Shares for a description of the automatic conversion feature.


         The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in any of the Classes will bear directly or indirectly.

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

INVESTMENT OBJECTIVES AND POLICIES

         Blue Chip Fund - The objective of Blue Chip Fund is to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities.


         Quantum Fund - The objective of Quantum Fund is to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.

SUITABILITY
         Blue Chip Fund - The Fund may be suitable for the patient investor interested in long-term capital appreciation with the potential for current income. Investors should be willing to accept the risks associated with investments in equity securities and securities convertible into equity securities, issued by domestic and foreign issuers. Because current income is a secondary objective of the Fund, the Fund is not suitable as an investment vehicle for investors whose primary investment goal is current income.

         Quantum Fund - The Fund may be suitable for the patient investor interested in capital appreciation. Investors should be willing to accept the risks associated with investments in equity securities issued by domestic and foreign issuers. The Fund is designed for capital appreciation; providing current income is not a goal of the Fund. Any income produced, therefore, is expected to be minimal.

                                      * * *

         Naturally, the Funds cannot assure a specific rate of return or that principal will be protected. The value of each Fund's shares can be expected to move up and down depending upon market conditions. Consequently, appreciation may be obtained in periods of generally rising markets, while in declining markets, the value of its shares may, of course, decline. For this reason, neither Fund is appropriate for short-term investors. However, through the cautious selection and supervision of its portfolio, each Fund will strive to achieve its objective set forth above.

         Investors should not consider a purchase of shares of either Fund as equivalent to a complete investment program. The Delaware Group includes a family of funds, generally available through registered investment dealers, which may be used together to create a more complete investment program.


INVESTMENT STRATEGY
         Blue Chip Fund - The objective of Blue Chip Fund is to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing in equity securities and any securities that are convertible into equity securities. The Sub-Adviser will invest in companies which it believes exhibit growth potential that significantly exceeds the average anticipated growth rate of companies included in the Standard and Poor's 500 Index ("S&P 500"). Under normal market conditions, at least 65% of the total assets of the Fund will be in companies determined by the Sub-Adviser to be "Blue Chip." Generally, the median market capitalization of companies targeted for investment by the Fund will be greater than $5 billion. For investment purposes, however, "Blue Chip" companies are those whose market capitalization is greater than $2.5 billion at the time of investment.

         The Sub-Adviser believes "Blue Chip" companies have characteristics which are desirable in seeking to achieve the investment objectives of the Fund. For example, such companies tend to have a lengthy history of profit growth and dividend payment, and a reputation for quality management structure, products and service. Securities of "Blue Chip" companies generally are considered to be highly liquid, because compared to those of lesser capitalized companies, more shares of these securities are outstanding in the marketplace and their trading volume tends to be higher.


         While it is anticipated that the Fund will invest principally in common stock and securities that are convertible into common stock, the Fund may invest in all available types of equity securities, including without limitation, preferred stock and warrants. Investments in equity securities other than common stock or securities that are convertible into common stock will be made when such securities are more attractively priced relative to the underlying common stock. Such investments may be made in any proportion deemed prudent under existing market and economic conditions. Convertible securities include preferred stock and debentures that pay a stated interest rate or dividend and are convertible into common stock at an established ratio. These securities, which are usually priced at a premium to their conversion value, may allow the Fund to receive current income while participating to some extent in any appreciation in the underlying common stock. The value of a convertible security tends to be affected by changes in interest rates as well as factors affecting the market value of the underlying common stock. See Other Investment Policies and Risks Considerations.

         Up to 20% of the Fund's total assets may be invested directly or indirectly in securities of issuers domiciled in foreign countries, including investments in American, European and Global Depositary Receipts. See Foreign Investment Information under Other Investment Policies and Risk Considerations.

         The Fund may enter into options and futures transactions for hedging purposes to attempt to counterbalance portfolio volatility. See Futures Contracts and Options under Other Investment Policies and Risk Considerations.

         The Fund may hold cash or invest in short-term debt securities and other money market instruments when, in the Sub-Adviser's opinion, such holdings are prudent given then prevailing market conditions. The Fund may also invest in such instruments pending investment by the Fund of proceeds from the sale of portfolio securities or proceeds from new sales of Fund shares pending investment in other types of securities for the Fund or to maintain sufficient liquidity to meet redemptions. All such short-term investments will be of the highest quality as determined by a nationally-recognized statistical rating organization (e.g., AAA by Standard & Poor's Rating Group ("S&P") or Aaa by Moody's Investors Service, Inc. ("Moody's")) or, if unrated, judged to be of comparable quality as determined by the Sub-Adviser. See Short-Term Investments under Other Investment Policies and Risk Considerations.

         The Fund will constantly strive to achieve its objectives and, in investing to do so, may hold securities for any period of time. To the extent the Fund engages in short-term trading in attempting to achieve its objectives, it may increase the turnover rate and incur larger brokerage commissions and other expenses than might otherwise be the case.

         Quantum Fund - The objective of Quantum Fund is to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium to large-sized companies expected to grow over time. Medium to large-size companies generally are those having a market capitalization of greater than $1 billion at the time of investment. The Sub-Adviser will invest substantially all of the assets of the Fund in equity securities that it believes exhibit growth potential that significantly exceeds the average anticipated growth rate of companies included in the S&P 500 and meet the Fund's "Social Criteria" strategy.

         The Fund will adhere to a Social Criteria strategy, which can be changed by action of Equity Funds II, Inc.'s Board of Directors. The Sub-Adviser will utilize the Social Investment Database published by Kinder, Lydenberg, Domini & Co. Inc. ("KLD") in determining whether a company is engaged in any activity precluded by the Fund's Social Criteria. KLD specializes in providing the financial community with social research on publicly traded U.S. corporations. The Fund will not purchase securities of any company for which the Social Investment Database indicates a concern or a major concern relating to one or more of the Social Criteria. See Social Criteria under Other Investment Policies and Risk Considerations.

         Because of the Social Criteria strategy, the Fund may be underexposed in certain sectors which may at times outperform the market.

         While it is anticipated that the Fund, under normal market conditions, will invest principally in common stock, the Fund may invest in all available types of equity securities, including without limitation, preferred stock, warrants and securities convertible into common stock. Such investments may be made in any proportion deemed prudent under existing market and economic conditions. See Other Investment Policies and Risk Considerations.

         Up to 20% of the Fund's total assets may be invested directly or indirectly in securities of issuers domiciled in foreign countries, including investments in American, European or Global Depositary Receipts. See Foreign Investment Information under Other Investment Policies and Risk Considerations.

         The Fund may enter into options and futures transactions for hedging purposes to counterbalance portfolio volatility. See Futures Contracts and Options under Other Investment Policies and Risk Considerations.


         The Fund may hold cash or invest in short-term debt securities and other money market instruments when, in the Sub-Adviser's opinion, such holdings are prudent given then prevailing market conditions. The Fund may also invest in such instruments pending investment by the Fund of proceeds from the sale of portfolio securities or proceeds from new sales of Fund shares pending investment in other types of securities for the Fund as to maintain sufficient liquidity to meet redemptions. All such short-term investments will be of the highest quality as determined by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or, if unrated, judged to be of comparable quality as determined by the Sub-Adviser. See Short-Term Investments under Other Investment Policies and Risk Considerations.


         The Fund will constantly strive to achieve its objective and, in investing to do so, may hold securities for any period of time. To the extent the Fund engages in short-term trading in attempting to achieve its objective, it may increase the turnover rate and incur larger brokerage commissions and other expenses than might otherwise be the case.

                                      * * *

         For additional information on each Fund's investment policies and certain risks associated with investments in certain types of securities, see Other Investment Policies and Risk Considerations.

         Although each Fund will constantly strive to attain its respective objectives, there can be no assurance that they will be attained.

THE DELAWARE DIFFERENCE

PLANS AND SERVICES
         The Delaware Difference is our commitment to provide you with superior information and quality service on your investments in the Delaware Group of funds.

SHAREHOLDER PHONE DIRECTORY


Investor Information Center
         800-523-4640

         Fund Information; Literature Price; Yield and Performance Figures

Shareholder Service Center
         800-523-1918

         Information on Existing Regular Investment Accounts and Retirement Plan
                  Accounts; Wire Investments; Wire Liquidations; Telephone Liquidations and Telephone Exchanges

Delaphone
   800-362-FUND
   (800-362-3863)

Performance Information
         You can call the Investor Information Center at any time for current performance information.

Shareholder Services
         During business hours, you can call the Delaware Group's Shareholder Service Center. Our representatives can answer any questions about your account, the Funds, various service features and other funds in the Delaware Group.

Delaphone Service
         Delaphone is an account inquiry service for investors with Touch-Tone(R) phone service. It enables you to get information on your account faster than the mailed statements and confirmations. Delaphone also provides current performance information on the Funds, as well as other funds in the Delaware Group. Delaphone is available seven days a week, 24 hours a day.

Dividend Payments
         Dividends, capital gains and other distributions are automatically reinvested in your account, unless you elect to receive them in cash. You may also elect to have the dividends earned in one fund automatically invested in another Delaware Group fund with a different investment objective, subject to certain exceptions and limitations.

         For more information, see Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under How to Buy Shares or call the Shareholder Service Center.


MoneyLine Direct Deposit Service
         If you elect to have your dividends and distributions paid in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. See Dividends and Distributions. In addition, you may elect to have your Systematic Withdrawal Plan payments transferred from your Fund account to your predesignated bank account through this service. See Systematic Withdrawal Plans under Redemption and Exchange. Your funds will normally be credited to your bank account two business days after the payment date. There are no fees for this service. You can initiate the MoneyLine Direct Deposit Service by completing an Authorization Agreement. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. This service is not available for certain retirement plans.

Statements and Confirmations
         You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling the Shareholder Service Center.

Duplicate Confirmations
         If your financial adviser or investment dealer is noted on your investment application, we will send a duplicate confirmation to him or her. This makes it easier for your adviser to help you manage your investments.

Tax Information
         Each year, Equity Funds II, Inc. will mail to you information on the tax status of your dividends and distributions.

Right of Accumulation
         With respect to Class A Shares, the Right of Accumulation feature allows you to combine the value of your current holdings of Class A Shares, Class B Shares and Class C Shares of a Fund with the dollar amount of new purchases of Class A Shares of that Fund to qualify for a reduced front-end sales charge on such purchases of Class A Shares. Under the Combined Purchases Privilege, you may also include certain shares that you own in other funds in the Delaware Group. See Classes of Shares.

Letter of Intention
         The Letter of Intention feature permits you to obtain a reduced front-end sales charge on purchases of Class A Shares by aggregating certain of your purchases of Delaware Group fund shares over a 13-month period. See Classes of Shares and Part B.

12-Month Reinvestment Privilege
         The 12-Month Reinvestment Privilege permits you to reinvest proceeds from a redemption of Class A Shares, within one year of the date of the redemption, without paying a front-end sales charge. See Part B.

Exchange Privilege
         The Exchange Privilege permits shareholders to exchange all or part of their shares into shares of the other funds in the Delaware Group, subject to certain exceptions and limitations. For additional information on exchanges, see Investing by Exchange under How to Buy Shares and Redemption and Exchange.

Wealth Builder Option
         You may elect to invest in a Fund through regular liquidations of shares in your accounts in other funds in the Delaware Group. Investments under this feature are exchanges and are therefore subject to the same conditions and limitations as other exchanges of Fund shares. See Additional Methods of Adding to Your Investment - Wealth Builder Option and Investing by Exchange under How to Buy Shares, and Redemption and Exchange.


Delaware Group Asset Planner
         Delaware Group Asset Planner is an asset allocation service that gives you, working with a professional financial adviser, the ability to more easily design and maintain investments in a diversified selection of Delaware Group mutual funds. The Asset Planner service offers a choice of four predesigned allocation strategies (each with a different risk/reward profile) made up of separate investments in predetermined percentages of Delaware Group funds. With the guidance of a financial adviser, you may also tailor an allocation strategy that meets your personal needs and goals. See How to Buy Shares.

Financial Information about the Funds
         Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about each Fund's investments and performance. Equity Funds II, Inc.'s fiscal year ends on November 30.

RETIREMENT PLANNING

         An investment in either Fund may be suitable for tax-deferred retirement plans. Among the retirement plans noted below, Class B Shares are available for investment only by Individual Retirement Accounts, Simplified Employee Pension Plans, 457 Deferred Compensation Plans and 403(b)(7) Deferred Compensation Plans.

         Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase the Blue Chip Fund Institutional Class and the Quantum Fund Institutional Class. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center or see Part B.


Individual Retirement Account ("IRA")
         Individuals, even if they participate in an employer-sponsored retirement plan, may establish their own retirement program for investments in each of the Classes. Contributions to an IRA may be tax-deductible and earnings are tax-deferred. The tax deductibility of IRA contributions is restricted, and in some cases eliminated, for individuals who participate in certain employer-sponsored retirement plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn on a tax-deferred basis.

Simplified Employee Pension Plan ("SEP/IRA")
         A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes is available for investment by a SEP/IRA.

Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")
        New SAR/SEP plans may not be established after December 31, 1996. Employers must have no more than 25 employees to maintain an existing
SEP/IRA that permits salary deferral contributions. An employer may also elect to make additional contributions to this plan. Class B Shares are not available for purchase by such plans.

403(b)(7) Deferred Compensation Plan
         Permits employees of public school systems or of certain types of non-profit organizations to enter into a deferred compensation arrangement for the purchase of shares of each of the Classes.

457 Deferred Compensation Plan
         Permits employees of state and local governments and certain other entities to enter into a deferred compensation arrangement for the purchase of shares of each of the Classes.

Prototype Profit Sharing or Money Purchase Pension Plan
         Offers self-employed individuals, partnerships and corporations a tax-qualified plan which provides for the investment of contributions in Class A Shares or Class C Shares. Class B Shares are not available for purchase by such plans.

Prototype 401(k) Defined Contribution Plan
         Permits employers to establish a tax-qualified plan based on salary deferral contributions for investment in Class A or Class C Shares. Class B Shares are not available for purchase by such plans.

Allied Plans
         Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Group funds ("eligible Delaware Group fund shares"), as well as shares of designated classes of non-Delaware Group funds ("eligible non-Delaware Group fund shares"). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

         With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Group and eligible non-Delaware Group fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Group fund shares. See Front-End Sales Charge Alternative -- Class A Shares under Classes of Shares.

         Participants in Allied Plans may exchange all or part of their eligible Delaware Group fund shares for other eligible Delaware Group fund shares or for eligible non-Delaware Group fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Group and non-Delaware Group, which were not subject to a front-end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Group fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See Investing by Exchange.

         A dealer's commission may be payable on purchases of eligible Delaware Group fund shares under an Allied Plan. In determining a financial adviser's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Group fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated. See Front-End Sales Charge Alternative -- Class A Shares under Classes of Shares.

         The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Group and non-Delaware Group fund shares. When eligible Delaware Group fund shares are exchanged into eligible non-Delaware Group fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial adviser or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

CLASSES OF SHARES

Alternative Purchase Arrangements
         Shares may be purchased at a price equal to the next determined net asset value per share, subject to a sales charge which may be imposed, at the election of the purchaser, at the time of the purchase for Class A Shares ("front-end sales charge alternative"), or on a contingent deferred basis for Class B Shares ("deferred sales charge alternative") or Class C Shares ("level sales charge alternative").


         Class A Shares. An investor who elects the front-end sales charge alternative acquires Class A Shares, which incur a sales charge when they are purchased, but generally are not subject to any sales charge when they are redeemed. Class A Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. Certain purchases of Class A Shares qualify for reduced front-end sales charges. See Front-End Sales Charge Alternative - Class A Shares, below. See also Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange and Distribution (12b-1) and Service under Management of the Funds.

         Class B Shares. An investor who elects the deferred sales charge alternative acquires Class B Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within six years of purchase. Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for approximately eight years after purchase. Class B Shares permit all of the investor's dollars to work from the time the investment is made. The higher 12b-1 Plan expenses paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. At the end of approximately eight years after purchase, the Class B Shares will automatically be converted into Class A Shares and, thereafter, for the remainder of the life of the investment, the annual 0.30% 12b-1 Plan fee for the Class A Shares will apply. See Automatic Conversion of Class B Shares, below.

         Class C Shares. An investor who elects the level sales charge alternative acquires Class C Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for the life of the investment. The higher 12b-1 Plan expenses paid by Class C Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. Unlike Class B Shares, Class C Shares do not convert to another class.

         The alternative purchase arrangements described above permit investors to choose the method of purchasing shares that is most suitable given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge, purchase Class B Shares and have the entire initial purchase amount invested in a Fund with their investment being subject to a CDSC if they redeem shares within six years of purchase, or purchase Class C Shares and have the entire initial purchase amount invested in a Fund with their investment being subject to a CDSC if they redeem shares within 12 months of purchase. In addition, investors should consider the level of annual 12b-1 Plan expenses applicable to each Class. The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In comparing Class B Shares to Class C Shares, investors should also consider the desirability of an automatic conversion feature, which is available only for Class B Shares.

         Prospective investors should refer to Appendix A--Investment Illustrations in this Prospectus for an illustration of the potential effect that each of the purchase options may have on a long-term shareholder's investment.

         For the distribution and related services provided to, and the expenses borne on behalf of, a Fund, the Distributor and others will be paid, in the case of the Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of the Class B Shares and the Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class A, Class B and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See 12b-1 Distribution Plans - Class A, Class B and Class C Shares.

         Dividends paid on Class A, Class B and Class C Shares, to the extent any dividends are paid, will be calculated in the same manner, at the same time, on the same day and will be in the same amount, except that, when assessed, the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Calculation of Offering Price and Net Asset Value Per Share.

         The NASD has adopted certain rules relating to investment company sales charges. Equity Funds II, Inc. and the Distributor intend to operate in compliance with these rules.

Front-End Sales Charge Alternative - Class A Shares
         Class A Shares may be purchased at the offering price, which reflects a maximum front-end sales charge of 4.75%. See Calculation of Offering Price and Net Asset Value Per Share.

         Purchases of $100,000 or more carry a reduced front-end sales charge as shown in the following table.



                                              Blue Chip Fund A Class
                                               Quantum Fund A Class
--------------------------------------------------------------------------------------------------------------------------

                                                                                           Dealer's
                                     Front-End Sales Charge                               Commission***
                                               as % of                                       as % of
                                    Offering                      Amount                    Offering
Amount of Purchase                   Price                        Invested**                  Price
--------------------------------------------------------------------------------------------------------------------------

                                                              Blue
                                                              Chip              Quantum
                                                              Fund              Fund
Less than $100,000                   4.75%                    4.94%             4.94%            4.00%

$100,000 but
under $250,000                       3.75                     3.88              3.88             3.00

$250,000 but
under $500,000                       2.50                     2.59              2.59             2.00

$500,000 but
under $1,000,000*                    2.00                     2.00              2.00             1.60



  * There is no front-end sales charge on purchases of Class A Shares of $1 million or more but, under certain limited circumstances, a 1% Limited CDSC may apply upon redemption of such shares.

 ** Based upon the initial net asset value of $8.50 per share of Class A Shares of each Fund.

*** Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.
--------------------------------------------------------------------------------


         Blue Chip Fund or Quantum Fund, as appropriate, must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by such Fund. Such reduced front-end sales charges are not retroactive.

         From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charge shown above. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Group products and services and who increase sales of Delaware Group funds may receive an additional commission of up to 0.15% of the offering price. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act of 1933.
--------------------------------------------------------------------------------

         For initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are made in accordance with the following schedule:

                                                            Dealer's Commission
                                                            -------------------
                                                            (as a percentage of
         Amount of Purchase                                 amount purchased)
         ------------------
         Up to $2 million                                             1.00%
         Next $1 million up to $3 million                             0.75
         Next $2 million up to $5 million                             0.50
         Amount over $5 million                                       0.25

         In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Group funds as to which a Limited CDSC applies may be aggregated with those of the Class A Shares of a Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

         An exchange from other Delaware Group funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

         Redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC if the dealer's commission described above was paid in connection with the purchase of those shares. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Combined Purchases Privilege
         By combining your holdings of Class A Shares with your holdings of Class B Shares and/or Class C Shares of a Fund and shares of the other funds in the Delaware Group, except those noted below, you can reduce the front-end sales charges on any additional purchases of Class A Shares. Shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with ownership of variable insurance products may be combined with other Delaware Group fund holdings. Shares of other funds that do not carry a front-end sales charge or CDSC may not be included unless they were acquired through an exchange from a Delaware Group fund that does carry a front-end sales charge or CDSC.

         This privilege permits you to combine your purchases and holdings with those of your spouse, your children under 21 and any trust, fiduciary or retirement account for the benefit of such family members.

         It also permits you to use these combinations under a Letter of Intention. A Letter of Intention allows you to make purchases over a 13-month period and qualify the entire purchase for a reduction in front-end sales charges on Class A Shares.

         Combined purchases of $1,000,000 or more, including certain purchases made at net asset value pursuant to a Right of Accumulation or under a Letter of Intention, may result in the payment of a dealer's commission and the applicability of a Limited CDSC. Investors should consult their financial advisers or the Shareholder Service Center about the operation of these features. See Front-End Sales Charge Alternative - Class A Shares, above.

Buying Class A Shares at Net Asset Value
         Class A Shares may be purchased at net asset value under the Delaware Group Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege. See The Delaware Difference and Redemption and Exchange for additional information.

         Purchases of Class A Shares may be made at net asset value by current and former officers, directors and employees (and members of their families) of the Manager, any affiliate, any of the funds in the Delaware Group, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases, including those in retirement accounts, must be for accounts in the name of the individual or a qualifying family member.


         Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Group funds. In addition, purchases of Class A Shares may be made by financial institutions investing for the account of their trust customers when they are not eligible to purchase shares of a Fund's institutional class. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs.


         Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Delaware Group account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

         Blue Chip Fund or Quantum Fund, as appropriate, must be notified in advance that an investment qualifies for purchase at net asset value.

Group Investment Plans
         Group Investment Plans (e.g., SEP/IRA, SAR/SEP, Prototype Profit Sharing, Pension and 401(k) Defined Contribution Plans) may benefit from the reduced front-end sales charges available on the Class A Shares set forth in the table on page , based on total plan assets. In addition, 403(b)(7) and 457 Retirement Plan Accounts may benefit from a reduced front-end sales charge on Class A Shares based on the total amount invested by all participants in the plan by satisfying the following criteria: (i) the employer for which the plan was established has 250 or more eligible employees and the plan lists only one broker of record, or (ii) the plan includes employer contributions and the plan lists only one broker of record. If a company has more than one plan investing in the Delaware Group of funds, then the total amount invested in all plans will be aggregated to determine the applicable front-end sales charge reduction on each purchase, both initial and subsequent, if, at the time of each such purchase, the company notifies the Fund in which it is investing that it qualifies for the reduction. Employees participating in such Group Investment Plans may also combine the investments held in their plan account to determine the front-end sales charge applicable to purchases in non-retirement Delaware Group investment accounts if, at the time of each such purchase, they notify the Fund in which they are investing that they are eligible to combine purchase amounts held in their plan account.

         For additional information on retirement plans, including plan forms, applications, minimum investments and any applicable account maintenance fees, contact your investment dealer or the Distributor.

         For other retirement plans and special services, see Retirement
Planning.

Deferred Sales Charge Alternative - Class B Shares
         Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 4% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees, if any, are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for the Funds to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

         Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for the Class B Shares described in this Prospectus, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for the Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares
         Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

         Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

         All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.


Level Sales Charge Alternative - Class C Shares
         Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, however, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.


         Proceeds from the CDSC and the annual 12b-1 Plan fees, if any, are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

         Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for the Class C Shares as described in this Prospectus. See Redemption and Exchange.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestments of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class B Shares or the Class C Shares of Blue Chip Fund or Quantum Fund, as the case may be, even if those shares are later exchanged for shares of another Delaware Group fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.

         The following table sets forth the rates of the CDSC for the Class B Shares of the Funds:

                                                    Contingent Deferred
                                                     Sales Charge (as a
                                                        Percentage of
                                                        Dollar Amount
         Year After Purchase Made                    Subject to Charge)
         ------------------------                    -----------------

                  0-2                                           4%
                  3-4                                           3%
                  5                                             2%
                  6                                             1%
                  7 and thereafter                            None

During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. See Automatic Conversion of Class B Shares, above. Investors are reminded that the Class A Shares into which the Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares.

         In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

         All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

         The CDSC is waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange.


Other Payments to Dealers -- Class A, Class B and Class C Shares
         From time to time at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Classes exceed certain limits, as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Group of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. From time to time at the discretion of the Distributor, the Distributor may pay LNC Equity Sales Representatives 100% of the sales charge on purchases of Class A Shares and an additional 0.80% on purchases of Class B Shares.


         Subject to pending amendments to the NASD's Rules of Fair Practice, in connection with the promotion of Delaware Group fund shares, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising and may, from time to time, pay or allow additional promotional incentives to dealers, which shall include non-cash concessions, such as certain luxury merchandise or a trip to or attendance at a business or investment seminar at a luxury resort, as part of preapproved sales contests. Payment of non-cash compensation to dealers is currently under review by the NASD and the Securities and Exchange Commission. It is likely that the NASD's Rules of Fair Practice will be amended such that the ability of the Distributor to pay non-cash compensation as described above will be restricted in some fashion. The Distributor intends to comply with the NASD's Rules of Fair Practice as they may be amended.

Blue Chip Fund Institutional Class and Quantum Fund Institutional Class
         In addition to offering the Class A, Class B and Class C Shares, Blue Chip Fund also offers the Blue Chip Fund Institutional Class and Quantum Fund also offers the Quantum Fund Institutional Class, which are described in a separate prospectus and is available for purchase only by certain investors. Blue Chip Fund Institutional Class shares and Quantum Fund Institutional Class shares generally are distributed directly by the Distributor and do not have a front-end sales charge, a CDSC or a Limited CDSC, and are not subject to 12b-1 Plan distribution expenses. To obtain the prospectus that describes the Blue Chip Fund Institutional Class and the Quantum Fund Institutional Class, contact the Distributor by writing to the address or by calling the telephone number listed on the back of this Prospectus.

HOW TO BUY SHARES

Purchase Amounts
         Generally, the minimum initial purchase is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of shares of any Class generally must be $100 or more. For purchases under a Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or through an Automatic Investing Plan, there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Minimum purchase requirements do not apply to retirement plans other than IRAs, for which there is a minimum initial purchase of $250, and a minimum subsequent purchase of $25, regardless of which Class is selected.

         There is a maximum purchase limitation of $250,000 on each purchase of Class B Shares. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind that reduced front-end sales charges are available on investments of $100,000 or more in Class A Shares, and that Class A Shares (i) are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and (ii) generally are not subject to a CDSC. For retirement plans, the maximum purchase limitations apply only to the initial purchase of Class B Shares or Class C Shares by the plan.

Investing through Your Investment Dealer
         You can make a purchase of shares of the Funds through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service. If you want a dealer but do not have one, we can refer you to one.

Investing by Mail
1. Initial Purchases--An Investment Application or, in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to specific Fund and Class selected, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to the specific Fund and Class selected. Your check should be identified with your name(s) and account number. An investment slip (similar to a deposit slip) is provided at the bottom of transaction confirmations and dividend statements that you will receive from Equity Funds II, Inc. Use of this investment slip can help expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail.


Investing by Wire
         You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and your account number for the Fund and Class in which you are investing).

1. Initial Purchases--Before you invest, telephone the Shareholder Service Center to get an account number. If you do not call first, processing of your investment may be delayed. In addition, you must promptly send your Investment Application or, in the case of a retirement account, an appropriate retirement plan application, to the specific Fund and Class selected, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You should advise the Shareholder Service Center by telephone of each wire you send.

         If you want to wire investments to a retirement plan account, call the Shareholder Service Center for special wiring instructions.


Investing by Exchange
         If you have an investment in another mutual fund in the Delaware Group, you may write and authorize an exchange of part or all of your investment into shares of either Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privilege.


         Holders of Class A Shares may exchange all or part of their shares for certain of the shares of other funds in the Delaware Group, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of either Fund or of any other fund in the Delaware Group. Holders of Class B Shares of a Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Group funds. Similarly, holders of Class C Shares of a Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Group funds. See Appendix B--Classes Offered for a list of funds that offer Class A, Class B, Class C and Consultant Class Shares. Class B Shares of a Fund and Class C Shares of a Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of a Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of that Fund.

         Permissible exchanges into Class A Shares of a Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of a Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

         See Allied Plans under Retirement Planning for information on exchanges by participants in an Allied Plan.

Additional Methods of Adding to Your Investment
         Call the Shareholder Service Center for more information if you wish to use the following services:

1.       Automatic Investing Plan
         The Automatic Investing Plan enables you to make regular monthly investments without writing or mailing checks. You may authorize Equity Funds II, Inc. to transfer a designated amount monthly from your checking account to your Fund account. Many shareholders use this as an automatic savings plan. Shareholders should allow a reasonable amount of time for initial purchases and changes to these plans to become effective.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans.

2.       Direct Deposit
         You may have your employer or bank make regular investments directly to your Fund account for you (for example: payroll deduction, pay by phone, annuity payments). Each Fund also accepts preauthorized recurring government and private payments by Electronic Fund Transfer, which avoids mail time and check clearing holds on payments such as social security, federal salaries, Railroad Retirement benefits, etc.

                                      * * *

         Should investments through an automatic investing plan or by direct deposit be reclaimed or returned for some reason, Equity Funds II, Inc. has the right to liquidate your shares to reimburse the government or transmitting bank. If there are insufficient funds in your account, you are obligated to reimburse the Fund.

3.       Wealth Builder Option
         You can use our Wealth Builder Option to invest in a Fund through regular liquidations of shares in your accounts in other funds in the Delaware Group. You may also elect to invest in other mutual funds in the Delaware Group through the Wealth Builder Option through regular liquidations of shares in your Fund account.

         Under this automatic exchange program, you can authorize regular monthly amounts (minimum of $100 per fund) to be liquidated from your account in one or more funds in the Delaware Group and invested automatically into any other Delaware Group account that you may specify. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above. You can terminate your participation at any time by written notice to the fund from which the exchanges are made. See Redemption and Exchange.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans.

4.       Dividend Reinvestment Plan
         You can elect to have your distributions (capital gains and/or dividend income) paid to you by check or reinvested in your Fund account. Or, you may invest your distributions in certain other funds in the Delaware Group, subject to the exceptions noted below as well as the eligibility and minimum purchase requirements set forth in each fund's prospectus.

         Reinvestments of distributions into Class A Shares of a Fund or of other Delaware Group funds are made without a front-end sales charge. Reinvestments of distributions into Class B Shares of a Fund or of other Delaware Group funds or into Class C Shares of a Fund or of other Delaware Group funds are also made without any sales charge and will not be subject to a CDSC if later redeemed. See Automatic Conversion of Class B Shares under Classes of Shares for information concerning the automatic conversion of Class B Shares acquired by reinvesting dividends.

         Holders of Class A Shares of a Fund may not reinvest their distributions into Class B Shares or Class C Shares of any fund in the Delaware Group, including the Funds. Holders of Class B Shares of a Fund may reinvest their distributions only into Class B Shares of the funds in the Delaware Group which offer that class of shares. Similarly, holders of Class C Shares of a Fund may reinvest their distributions only into Class C Shares of the funds in the Delaware Group which offer that class of shares. See Appendix B--Classes Offered for a list of the funds offering those classes of shares. For more information about reinvestments, call the Shareholder Service Center.


         Distributions for capital gains and/or dividends for participants in the following retirement plans are automatically reinvested into the same Delaware Group fund: SAR/SEP, SEP/IRA, Profit Sharing, Money Purchase Pension, 401(k), 403(b)(7), or 457 Plans.

Delaware Group Asset Planner
         To invest in Delaware Group funds using the Delaware Group Asset Planner asset allocation service, you should complete a Delaware Group Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. As previously described, the Delaware Group Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Group funds. Or, with the help of a financial adviser, you may design a customized asset allocation strategy.

         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Group accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange, above. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B and Class C Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of a Fund and of other funds in the Delaware Group may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Group funds. See Appendix B--Classes Offered for the funds in the Delaware Group that offer consultant class shares.

         An annual maintenance fee, currently $35 per Strategy, is typically due at the time of initial investment and by September 30th of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30th. However, effective November 1, 1996, the annual fee will be waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number. See Part B.

         Investors will receive a customized quarterly Strategy Report summarizing all Delaware Group Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

Purchase Price and Effective Date
         The offering price and net asset value of the Class A, Class B and Class C Shares are determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         The effective date of a purchase made through an investment dealer is the date the order is received by the Fund in which the shares are being purchased. The effective date of a direct purchase is the day your wire, electronic transfer or check is received unless it is received after the time the offering price or net asset value of shares is determined, as noted above. Purchase orders received after such time will be effective the next business day.

The Conditions of Your Purchase
         Each Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. Each Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.


         Each Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of a redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund in which the account is held will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance.

The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

         Each Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

REDEMPTION AND EXCHANGE

         You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in other equity funds, bond funds, tax-advantaged funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. See Taxes. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in the Delaware Group will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Group directly for fund information.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.


         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, the Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.


         Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund you want to receive the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. Each Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         Each Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. Each Fund will honor redemption requests as to shares for which a check was tendered as payment, but neither Fund will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         There is no front-end sales charge or fee for exchanges made between shares of funds which both carry a front-end sales charge. Any applicable front-end sales charge will apply to exchanges from shares of funds not subject to a front-end sales charge, except for exchanges involving assets that were previously invested in a fund with a front-end sales charge and/or exchanges involving the reinvestment of dividends.

         Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Group (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Prospectus and any CDSC assessed upon redemption will be charged by the Fund from which the Original Shares were exchanged. In an exchange of Class B Shares from Blue Chip Fund or Quantum Fund, such Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of either Fund for a longer period of time than if the investment in New Shares were made directly.

         Various redemption and exchange methods are outlined below. Except for the CDSC applicable to certain redemptions of Class B and Class C Shares and the Limited CDSC applicable to certain redemptions of Class A Shares purchased at net asset value, there is no fee charged by either Fund or the Distributor for redeeming or exchanging your shares, but such fees could be charged in the future. You may have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

         All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund to which the authorization relates or its agent.

Written Redemption
         You can write to each Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds requires a signature by all owners of the account and a signature guarantee for each owner. Each signature guarantee must be supplied by an eligible guarantor institution. The Funds reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

         Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate must accompany your request and also be in good order. Certificates are issued for Class A Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange
         You may also write to each Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

         The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Funds nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
         The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. CoreStates Bank, N.A.'s fee (currently $7.50) will be deducted from your redemption. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

Telephone Exchange
         The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in the Delaware Group under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

Systematic Withdrawal Plans
1.       Regular Plans
         This plan provides shareholders with a consistent monthly (or quarterly) payment. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. With accounts of at least $5,000, you may elect monthly withdrawals of $25 (quarterly $75) or more. The Funds do not recommend any particular monthly amount, as each shareholder's situation and needs vary. Payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine Direct Deposit Service. Your funds will normally be credited to your bank account two business days after the payment date. There are no separate fees for this redemption method. See MoneyLine Direct Deposit Service under The Delaware Difference for more information about this service.


2.       Retirement Plans
         For shareholders eligible under the applicable retirement plan to receive benefits in periodic payments, the Systematic Withdrawal Plan provides you with maximum flexibility. A number of formulas are available for calculating your withdrawals depending upon whether the distributions are required or optional. Withdrawals must be for $25 or more; however, no minimum account balance is required. The MoneyLine Direct Deposit Service described above is not available for certain retirement plans.


                                      * * *

         Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

         Redemptions of Class A Shares via a Systematic Withdrawal Plan may be subject to a Limited CDSC if the original purchase was made at net asset value within the 12 months prior to the withdrawal and a dealer's commission was paid on that purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below.

         The applicable CDSC for Class B Shares and Class C Shares redeemed via a Systematic Withdrawal Plan will be waived if, on the date that the Plan is established, the annual amount selected to be withdrawn is less than 12% of the account balance. If the annual amount selected to be withdrawn exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. The 12% annual limit will be reset on the date that any Systematic Withdrawal Plan is modified (for example, a change in the amount selected to be withdrawn or the frequency or date of withdrawals), based on the balance in the account on that date. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares, below.

         For more information on Systematic Withdrawal Plans, call the Shareholder Service Center.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value
         A Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) made within 12 months of purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission previously described. See Classes of Shares.

         The Limited CDSC will be paid to the Distributor and will be equal to the lesser of 1% of: (1) the net asset value at the time of purchase of the Class A Shares being redeemed; or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Group fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

         Redemptions of such Class A Shares held for more than 12 months will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Group fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the 12-month holding period. The Limited CDSC is assessed if such 12-month period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of a Fund or Class A Shares acquired in the exchange.

         In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Waiver of Limited Contingent Deferred Sales Charge - Class A Shares
         The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) distributions from a section 403(b)(7) Plan or an IRA due to death, disability, or attainment of age 59 1/2; (v) returns of excess contributions to an IRA; (vi) distributions by other employee benefit plans to pay benefits; (vii) distributions described in (ii), (iv), and (vi) above pursuant to a systematic withdrawal plan; and
(viii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Classes of Shares).

Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares
         The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA or 403(b)(7) Deferred Compensation Plan; (iii) required minimum distributions from an IRA, 403(b)(7) Deferred Compensation Plan or 457 Deferred Compensation Plan; and (iv) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, 403(b)(7) Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or 401(k) Defined Contribution Plan;
(iii) required minimum distributions from an IRA, 403(b)(7) Deferred Compensation Plan, 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or 401(k) Defined Contribution Plan; (iv) distributions from a 403(b)(7) Deferred Compensation Plan, 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) Deferred Compensation Plan, 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) distributions from an IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         In addition, the CDSC will be waived on Class B and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

DIVIDENDS AND DISTRIBUTIONS


         Equity Funds II, Inc. currently intends to make quarterly payments from Blue Chip Fund's net investment income and annual payments from Quantum Fund's net investment income; provided, however, that no such payments will be made with respect to Blue Chip Fund prior to June 1997. Payments from a Fund's net realized security profits will be made during the first quarter of the next fiscal year.

         Each class of a Fund will share proportionately in the investment income and expenses of that Fund, except that the per share dividends from net investment income on the Class A Shares, the Class B Shares and the Class C Shares will vary due to the expenses under the 12b-1 Plan applicable to each Class. Generally, the dividends per share on Class B Shares and Class C Shares can be expected to be lower than the dividends per share on Class A Shares because the expenses under the 12b-1 Plans relating to Class B and Class C Shares will be higher than the expenses under the 12b-1 Plan relating to Class A Shares. See Distribution (12b-1) and Service under Management of the Fund.

         Both dividends and distributions, if any, are automatically reinvested in your account at net asset value unless you elect otherwise. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in your account at the then-current net asset value and the dividend option may be changed from cash to reinvest. If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. This service is not available for certain retirement plans. See MoneyLine Direct Deposit Service under The Delaware Difference for more information about this service.

TAXES

         The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

         Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). As such, a Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code.

         Each Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, whether received in cash or in additional shares. It is expected that either none or only a nominal portion of a Fund's dividends will be eligible for the dividends-received deduction for corporations.


         Distributions paid by a Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Funds do not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in a Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.


         Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by a Fund and received by the shareholder on December 31 of the calendar year in which they are declared.

         The sale of shares of the Funds is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between a Fund and any other fund in the Delaware Group. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares. All or a portion of the sales charge incurred in acquiring Fund shares will be excluded from the federal tax basis of any of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss upon the sale of such shares) if the sale proceeds are reinvested in such Fund or in another fund in the Delaware Group of funds and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.

         The automatic conversion of Class B Shares into Class A Shares at the end of approximately eight years after purchase will be tax-free for federal tax purposes. See Automatic Conversion of Class B Shares under Classes of Shares.

         Each Fund may be subject to foreign withholding taxes on income from certain of its foreign securities.

         In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Shares of each Fund are exempt from Pennsylvania county personal property taxes.

         Each year, Equity Funds II, Inc. will mail to you information on the tax status of the dividends and distributions paid by the Fund in which you hold shares. Shareholders will also receive each year information as to the portion of dividend income that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by a Fund.

         Each Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

         See Accounting and Tax Issues and Distributions and Taxes in Part B for additional information on tax matters relating to each Fund and its shareholders.

CALCULATION OF OFFERING PRICE AND NET ASSET VALUE PER SHARE

         The net asset value ("NAV") per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. Debt securities are priced on the basis of valuations provided by an independent pricing service using methods approved by Equity Funds II, Inc.'s Board of Directors. Equity securities for which marked quotations are available are priced at market value. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Equity Funds II, Inc.'s Board of Directors.

         Class A Shares are purchased at the offering price per share, while Class B Shares and Class C Shares are purchased at the NAV per share. The offering price per share of Class A Shares consists of the NAV per share next computed after the order is received, plus any applicable front-end sales charges.

         The offering price and NAV are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         The net asset values of all outstanding shares of each class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in that Fund represented by the value of shares of such classes, except that the Blue Chip Fund Institutional Class and the Quantum Fund Institutional Class will not incur any of the expenses under 12b-1 Plans and the Class A, Class B and Class C Shares alone will bear the 12b-1 Plan expense payable under their respective Plans.

MANAGEMENT OF THE FUNDS

Directors
         The business and affairs of Equity Funds II, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding Equity Funds II, Inc.'s directors and officers.

Investment Manager
         The Manager furnishes investment management services to each Fund.


         The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On November 30, 1996, the Manager and its affiliates within the Delaware Group, including Delaware International Advisers Ltd., were managing in the aggregate more than $32 billion in assets in the various institutional or separately managed (approximately $20,311,203,919) and investment company (approximately $11,765,348,126) accounts.

         The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         The Manager administers the affairs of and is ultimately responsible for the investment management of each of the Funds under separate Investment Management Agreements with Equity Funds II, Inc. on behalf of each Fund dated February 24, 1997. Under the Investment Management Agreement for Blue Chip Fund, the Manager is paid an annual fee equal to 0.65% on the first $500 million of average daily net assets, 0.625% on the next $500 million and 0.60% on the average daily net assets in excess of $1 billion. Under the Investment Management Agreement for Quantum Fund, the Manager is paid an annual fee equal to 0.75% on the first $500 million of average daily net assets, 0.725% on the next $500 million and 0.70% on the average daily net assets in excess of $1 billion.

         Pursuant to the terms of a Sub-Advisory Agreement with the Manager, the Sub-Adviser participates in the management of each Fund's assets, is responsible for day-to-day investment management of each Fund, makes investment decisions for each Fund in accordance with the Fund's investment objectives and stated policies and places orders on behalf of each Fund to effect the investment decisions made. The Manager continues to have ultimate responsibility for all investment advisory services in connection with the management of the Funds pursuant to the Investment Management Agreement and supervises the Sub-Adviser's performance of such services. For the services provided to the Manager, the Manager pays the Sub-Adviser the following fee with respect to Blue Chip Fund:
(i) 0.15% of the fee paid to the Manager under Blue Chip Fund's Investment

Management Agreement for the period February 24, 1997 through December 31, 1997;
(ii) 0.20% of the fee paid to the Manager under Blue Chip Fund's Investment Management Agreement for the period January 1, 1998 through December 31, 1998; and (iii) 0.35% of the fee paid to the Manager under Blue Chip Fund's Investment Management Agreement thereafter. For the services provided to the Manager, the Manager pays the Sub-Adviser the following fee with respect to Quantum Fund: (i) 0.20% of the fee paid to the Manager under Quantum Fund's Investment Management Agreement for the period February 24, 1997 through December 31, 1997; (ii) 0.25% of the fee paid to the Manager under Quantum Fund's Investment Management Agreement for the period January 1, 1998 through December 31, 1998; and (iii) 0.40% of the fee paid to the Manager under Quantum Fund's Investment Management Agreement thereafter.

         The Sub-Adviser, 630 Fifth Avenue, New York, New York, 10111, is an indirect, wholly-owned subsidiary of Lincoln National and an affiliate of the Manager, Founded in 1979, it provides investment advice to pension plans, endowments, insurance and commingled products and had assets under management, as of January 31, 1997, in excess of $5 billion. T. Scott Wittman, President and Chief Investment Officer of the Sub-Adviser, has primary responsibility for making day-to-day investment decisions for each Fund. He has had such responsibility for the Funds since their inception. His responsibilities include both business administration and equity portfolio management. A CFA charterholder, Mr. Wittman received both graduate and undergraduate degrees in business administration form Indiana University. He has spent his entire professional career in quantitative investment firms, including TSA Capital Management, where he was a managing director, and Mellon Bank, where he was Vice President and Manager of Quantitative Analysis and Systems.

         Mr. Wittman also serves as portfolio manager for Lincoln National Growth and Income Fund, Inc. ("Lincoln Growth and Income Fund") and Lincoln National Social Awareness Fund, Inc. ("Lincoln Social Awareness Fund"), which are available only through variable annuity contracts issued by Lincoln National Life Insurance Co. In the capacity as portfolio manager, Mr. Wittman has had primary responsibility for making day-to-day investment decisions for each such fund. The Sub-Adviser has served as sub-adviser for Lincoln National Growth and Income Fund since August 21, 1985 and for Lincoln Social Awareness Fund since inception. Mr. Wittman has served as portfolio manager for each fund since October 1993.

Comparative Performance
         The investment objectives, policies and strategies of Blue Chip Fund and Lincoln Growth and Income Fund are substantially similar. Mr. Wittman makes comparable selections of securities for each such fund. The table below presents total return performance as of December 31, 1996 on an annualized basis for Lincoln Growth and Income Fund compared with the average of the performance of all funds offered through variable annuity contracts included as part of Lipper Analytical Services Variable Annuity growth and income category:

                                                                                                       Since
                                      1 Year     2 Years      3 Years      5 Years      10 Years       Inception(1)
                                      ------     -------      -------      -------      --------       ------------

Lincoln Growth and Income(2)          18.46%      27.39%      17.63%       12.97%       13.34%         14.33%

Average Growth and Income(3)          20.20%      25.35%      15.47%       13.28%       13.30%         15.09%

(1)      The fund's inception date is December 21, 1981.

(2) Returns reflect changes in share prices and reinvestment of dividends and distributions and are net of all expenses, including insurance related fees. The expense ratio of the Lincoln Growth and Income Fund, including insurance related fees, has been capped at 1.50% since inception.

(3) Returns represented in the Lipper Analytical Services Variable Annuity growth and income category reflect changes in share prices and reinvestment of dividends and distributions and are net of all expenses, including insurance related fees.

Please note that the historical performance presented above is for Lincoln Growth and Income Fund, a separate and unrelated fund, and its performance is not indicative of the potential performance of Blue Chip Fund. Share prices and investment returns will fluctuate reflecting market conditions.

         The investment objectives, policies and strategies of Quantum Fund and Lincoln Social Awareness Fund are substantially similar. Mr. Wittman makes comparable selections of securities for each such fund. The table below presents total return performance as of December 31, 1996 on an annualized basis for Lincoln Social Awareness Fund compared with the average of the performance of all funds offered through variable annuity contracts included in Lipper Analytical Services Variable Annuity growth category:

                                                                                          Since
                                          1 Year      2 Years    3 Years      5 Years     Inception(1)
                                          ------      -------    -------     -------      ---------
Lincoln Social Awareness Fund(2)          27.96%      34.71%      21.64%      15.76%        16.34%

Average Growth Funds(3)                   18.96%      25.11%      15.18%      12.99%        14.63%

(1)      The fund's inception date is May 2, 1988.

(2) Returns reflect changes in share prices and reinvestment of dividends and distributions and are net of all expenses, including insurance related fees. The expense ratio of the Lincoln Social Awareness Fund, including insurance related fees, has been capped at 1.50% since inception.

(3) Returns represented in the Lipper Analytical Services Variable Annuity growth and income category reflect changes in share prices and reinvestment of dividends and distributions and are net of all expenses, including insurance related fees.

Please note that the historical performance presented above is for Lincoln Social Awareness Fund, a separate and unrelated fund, and its performance is not indicative of the potential performance of Quantum Fund. Share prices and investment returns will fluctuate reflecting market conditions.

Portfolio Trading Practices
         Each Fund normally will not invest for short-term trading purposes. However, a Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of a Fund and may affect taxes payable by such Fund's shareholders. Given each Fund's investment objective, its annual portfolio turnover rate is not expected to exceed 100%. A turnover rate of 100% would occur, for example, if all the investments in the Fund's portfolio at the beginning of the year were replaced by the end of the year.

         Each Fund uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or to their advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, each Fund may consider a broker/dealer's sales of Fund shares in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain Fund expenses such as custodian fees.

Performance Information
         From time to time, each Fund may quote total return performance of its Classes in advertising and other types of literature.

         Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value and: (i) in the case of Class A Shares, the impact of the maximum front-end sales charge at the beginning of each specified period; and (ii) in the case of Class B Shares and Class C Shares, the deduction of any applicable CDSC at the end of the relevant period. Each presentation will include the average annual total return for one-, five- and ten-year or life-of-fund periods, as relevant. Each Fund may also advertise aggregate and average total return information concerning a Class over additional periods of time. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC. In this case, such total return information would be more favorable than total return information that includes the deductions of the maximum front-end sales charge or any applicable CDSC.

         Net asset value fluctuates and is not guaranteed. Past performance is not a guarantee of future results.


Distribution (12b-1) and Service
         The Distributor, Delaware Distributors, L.P., serves as the national distributor of each Fund's shares under separate Distribution Agreements with Equity Funds II, Inc. dated as of February 24, 1997.


         Equity Funds II, Inc. has adopted a separate distribution plan under Rule 12b-1 for each of the Class A Shares, Class B Shares and Class C Shares of the Fund (the "Plans"). The Plans permit the Fund to which the Plans relate to pay the Distributor from the assets of the respective Classes a monthly fee for the Distributor's services and expenses in distributing and promoting sales of shares. These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time, and paying distribution and maintenance fees to brokers, dealers and others. In connection with the promotion of shares of the Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences, and advertising. The

Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning a Class and increase sales of the Class. In addition, each Fund may make payments from the 12b-1 plan fees of its respective Class directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of a Class, pursuant to service agreements with Equity Funds II, Inc.

         The 12b-1 Plan expenses relating to each of the Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

         The aggregate fees paid by a Fund from the assets of its respective Classes to the Distributor and others under the Plans may not exceed (i) 0.30% of the Class A Shares' average daily net assets in any year, and (ii) 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and Class C Shares' average daily net assets in any year. The Class A, Class B and Class C Shares will not incur any distribution expenses beyond these limits, which may not be increased without shareholder approval.


         While payments pursuant to the Plans may not exceed 0.30% annually with respect to the Class A Shares, and 1% annually with respect to each of the Class B Shares and the Class C Shares, the Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The Distributor may, however incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Classes. The monthly fees paid to the Distributor under the Plans are subject to the review and approval of Equity Funds II, Inc.'s unaffiliated directors, who may reduce the fees or terminate the Plans at any time.


         Equity Funds II, Inc.'s Plans do not apply to the Blue Chip Fund Institutional Class of shares or the Quantum Fund Institutional Class of shares. Those shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of the Blue Chip Fund Institutional Class shares or the Quantum Fund Institutional Class shares.

         The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for each Fund pursuant to an amended and restated agreement dated as of February 24, 1997. The Transfer Agent also provides accounting services to each Fund pursuant to the terms of a separate Fund Accounting Agreement. The directors of Equity Funds II, Inc. annually review service fees paid to the Transfer Agent.

         The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.

Expenses
         Each Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement. The expense ratio of each Class will reflect the impact of its 12b-1 Plan.

Shares
         Equity Funds II, Inc. is an open-end management investment company. Each Fund's portfolio of assets is diversified as defined by the 1940 Act. Commonly known as a mutual fund, Equity Funds II, Inc. was organized as a Maryland corporation on March 4, 1983. Equity Funds II, Inc. was previously organized as a Delaware corporation in 1970. In addition to each Fund, Equity Funds II, Inc. presently offers two other series of shares, the Decatur Income Fund series and the Decatur Total Return Fund series.

         Equity Funds II, Inc.'s shares have a par value of $1.00, equal voting rights, except as noted below, and are equal in all other respects. Equity Funds II, Inc.'s shares have noncumulative voting rights which means that the holders of more than 50% of Equity Funds II, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, Equity Funds II, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of Equity Funds II, Inc.'s outstanding shares may request that a special meeting be called to consider the removal of a director.

         In addition to Class A Shares, Class B Shares and Class C Shares, the Blue Chip Fund and Quantum Fund also offer, respectively, the Blue Chip Fund Institutional Class and the Quantum Fund Institutional Class. Shares of each class represent proportionate interests in the assets of a Fund and have the same voting and other rights and preferences as the other classes of such Fund, except that shares of the Blue Chip Fund Institutional Class and the Quantum Fund Institutional Class are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to the Class A, Class B and Class C Shares. Similarly, as a general matter, the shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, the Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund under the Rule 12b-1 Plan relating to the Class A Shares.

         It is expected that The Lincoln National Life Insurance Company will make an initial investment in each Fund, which could result in The Lincoln National Life Insurance Company holding up to 100% of the outstanding shares of a Fund. Subject to certain limited exceptions, there would be no limitation on The Lincoln National Life Insurance Company's ability to redeem its shares of a Fund and it may elect to do so at any time.

OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

Social Criteria
         Quantum Fund will adhere to a Social Criteria strategy, which may be changed by action of Equity Funds II, Inc.'s Board of Directors. The Sub-Adviser will utilize the Social Investment Database published by KLD in determining whether a company is engaged in any activity precluded by the Fund's Social Criteria. The Social Investment Database reflects KLD's determination of the extent to which a company's involvement in the activities prohibited by the Social Criteria is significant enough to merit a concern or a major concern. Significance may be determined on the basis of percentage of revenue generated by, or the size of the operations attributable to, activities related to such Social Criteria, or other factors selected by KLD. The social screening undergoes continual refinement and modification. Pursuant to the Social Criteria presently in effect, the Fund will not knowingly invest in or hold securities of companies which engage in:

         1. Activities which result or are likely to result in damage to the natural environment;

         2. The production of nuclear power, the design or construction of nuclear power plants, or the manufacture of equipment for the production of nuclear power;

         3.       The manufacture of, or contracting for, military weapons; or

         4.       The liquor, tobacco or gambling industries.

         Because of its Social Criteria, the Fund may not be able to take the same advantage of certain investment opportunities as do funds which do not have Social Criteria. Only securities of companies not excluded by any of the Social Criteria will be eligible for consideration for purchase by the Fund according to its objective and policies described in this Prospectus.

         The Fund will commence the orderly sale of securities of a company when it is determined by the Sub-Adviser that such company no longer adheres to the Social Criteria. The Fund will sell such securities in a manner so as to minimize any adverse affect on the Fund's assets. Typically, such sales will be made within 90 days from the date of the Sub-Adviser's determination, unless a sale within the 90-day period would produce a significant loss to the overall value of the Fund's assets.

Convertible, Debt and Non-Traditional Equity Securities
         Each Fund may invest in convertible and debt securities of issuers in any industry. A convertible security is a security which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible and debt securities are senior to common stocks in a corporation's capital structure, although convertible securities are usually subordinated to similar nonconvertible securities. Convertible and debt securities provide a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in the convertible security's underlying common stock. Just as with debt securities, convertible securities tend to increase in market value when interest rates decline and tend to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.

         Each Fund may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock ("PERCS"), which provide an investor with the opportunity to earn higher dividend income than is available on a company's common stock. A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity). Under a typical arrangement, if after a predetermined number of years the issuer's common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the issuer's common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

         Each Fund may also invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS and DECS all have the following features: they are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and upon maturity, they will automatically convert to either cash or a specified number of shares of common stock.


Foreign Securities
         Each Fund may invest up to 20% of its total assets in foreign securities. Foreign markets may be more volatile than U.S. markets, although the Sub-Adviser does not presently anticipate doing so. Such investments involve sovereign risk in addition to the normal risks associated with securities of U.S. issuers. These risks include political risks, foreign taxes and exchange controls and currency fluctuations. For example, foreign portfolio investments may fluctuate in value due to changes in currency rates (i.e., other things being equal, the value of foreign investments would increase with a fall in the value of the dollar, and decrease with a rise in the value of the dollar) and control regulations apart from market fluctuations. Each Fund may also experience delays in foreign securities settlement.

Depositary Receipts
         Each Fund may make foreign investments through the purchase and sale of sponsored or unsponsored American, European and Global Depositary Receipts ("Depositary Receipts"). Depositary Receipts are receipts typically issued by a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" Depositary Receipts are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" Depositary Receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored Depositary Receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored Depositary Receipt.

Futures Contracts
         Each Fund may enter into futures contracts on stocks, stock indices and foreign currencies, and purchase or sell options on such futures contracts. These activities will not be entered into for speculative purposes, but rather for hedging purposes and to facilitate the ability to quickly deploy into the stock market a Fund's positions in cash, short-term debt securities and other money market instruments, at times when a Fund's assets are not fully invested in equity securities. Such positions will generally be eliminated when it becomes possible to invest in securities that are appropriate for the Fund involved.

         A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which the securities, foreign currency or other financial instrument underlying the contract are delivered, or in the case of securities index futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

         The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin" as a good faith deposit. This amount is generally maintained in a segregated account at the custodian bank. Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contracts more or less valuable, a process known as "marking to the market."

         Purchases or sales of stock index futures contracts are used for hedging purposes to attempt to protect a Fund's current or intended investments from broad fluctuations in stock prices. For example, a Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When a Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, the corresponding positions in stock index futures contracts will be closed out.

         Each Fund may purchase and sell foreign currency futures contracts for hedging purposes to attempt to protect its current or intended investments denominated in foreign currencies from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. Each Fund may sell futures contracts on a foreign currency, for example, when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts. However, if the value of the foreign currency increases relative to the dollar, a Fund's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

         Conversely, a Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When a Fund purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Fund will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

         Each Fund may also purchase and write options on the types of futures contracts in which the Fund may invest, and enter into related closing transactions. Options on futures are similar to options on securities, as described below, except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than to actually purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. In the event that an option written by a Fund is exercised, the Fund will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

         At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. Likewise, a position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to availability of a secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. Each Fund may realize a profit or a loss when closing out a futures contract or an option on a futures contract.

         To the extent that interest or exchange rates or securities prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that a Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market could prevent a Fund from closing out its positions relating to futures. See Part B for a further discussion of this investment technique.

Options
         Each Fund may write covered call options on individual issues as well as write call options on stock indices. Each Fund may also purchase put options on individual issues and on stock indices. The Sub-Adviser will employ these techniques in an attempt to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The ability to hedge effectively using options on stock indices will depend, in part, on the correlation between the composition of the index and a

Fund's portfolio as well as the price movement of individual securities. The Sub-Adviser may also write covered call options to achieve income to offset the cost of purchasing put options.
         While there is no limit on the amount of a Fund's assets which may be invested in covered call options, the Fund will not invest more than 2% of its net assets in put options. Each Fund will only use Exchange-traded options.

Call Options
         Writing Covered Call Options - A covered call option obligates a Fund to sell one of its securities for an agreed price up to an agreed date. When a Fund writes a call, it receives a premium and agrees to sell the callable securities to a purchaser of a corresponding call during the call period (usually, not more than nine months) at a fixed price regardless of market price changes during the call period. The advantage is that the Fund receives premium income for the limited purpose of offsetting the costs of purchasing put options or offsetting any capital loss or decline in the market value of the security. However, if the Sub-Adviser's forecast is wrong, the Fund may not fully participate in the market appreciation if the security's price rises.

         Writing a Call Option on Stock Indices - Writing a call option on stock indices is similar to the writing of a call option on an individual stock. Stock indices used will include, but not be limited to, the S&P 500, the S&P 100 and the S&P Over-The-Counter ("OTC") 250.

Put Options
         Purchasing a Put Option - A put option gives a Fund the right to sell one of its securities for an agreed price up to an agreed date. The advantage is that the Fund can be protected should the market value of the security decline. However, the Fund must pay a premium for this right which would be lost if the option is not exercised.

         Purchasing a Put Option on Stock Indices - Purchasing a protective put option on stock indices is similar to the purchase of protective puts on an individual stock. Indices used will include, but not be limited to, the S&P 500, the S&P 100 and the S&P OTC 250.

         Closing Transactions - Closing transactions essentially let a Fund offset a put option or covered call option prior to its exercise or expiration. If the Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

Restricted/Illiquid Securities
         Each Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 ("1933 Act"). Rule 144A exempts many privately placed and legally restricted securities from the registration requirements of the 1933 Act and permits such securities to be freely traded among certain institutional buyers such as the Funds.

         Each Fund may invest no more than 15% of the value of its net assets in illiquid securities. Illiquid securities, for purposes of this policy, include repurchase agreements maturing in more than seven days.

         While maintaining oversight, the Board of Directors has delegated to each Fund's Sub-Adviser the day-to-day functions of determining whether or not individual Rule 144A Securities are liquid for purposes of a Fund's limitation on investments in illiquid assets. The Board has instructed each Fund's Sub-Adviser to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If a Sub-Adviser determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the 15% limit on investment in such securities, the Sub-Adviser will determine what action shall be taken to ensure that the Fund continues to adhere to such limitation.

Short-Term Investments
         The short-term investments in which the Funds will invest are:

         (1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a U.S. commercial bank. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits maturing in more than seven days will not be purchased by either Fund, and time deposits maturing from two business days through seven calendar days will not exceed 15% of either Fund's total assets. Certificates of deposit are negotiable short-term obligations issued by commercial banks against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

         Neither Fund will invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion or, in the case of a bank which does not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) it is a member of the Federal Deposit Insurance Corporation, and (iii) the bank or its securities have received the highest quality rating by a nationally-recognized statistical rating organization;

         (2) Commercial paper with the highest quality rating by a nationally-recognized statistical rating organization (e.g., A-1 by S&P or Prime-1 by Moody's) or, if not so rated, of comparable quality as determined by each Fund's investment adviser;

         (3) Short-term corporate obligations with the highest quality rating by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or, if not so rated, of comparable quality as determined by each Fund's investment adviser;

         (4) U.S. government securities; and

         (5) Repurchase agreements collateralized by securities listed below.

         See Appendix A of Part B for a description of applicable ratings.

When-Issued and Delayed Delivery Securities
         Each Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. Each Fund will maintain with its Custodian Bank a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time a Fund enters into the commitment and no interest accrues to such Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. It is a current policy of each Fund not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the its total assets less liabilities other than the obligations created by these commitments.

Repurchase Agreements
         In order to invest its short-term cash reserves or when in a temporary defensive posture, each Fund may enter into repurchase agreements with banks or broker/dealers deemed to be creditworthy by its Sub-Adviser, under guidelines approved by the Board of Directors. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Generally, repurchase agreements are of short duration, often less than one week but on occasion for longer periods. Not more than 15% of each Fund's assets may be invested in repurchase agreement of over seven days' maturity or other illiquid assets. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss, if any, would be the difference between the repurchase price and the market value of the security. Each Fund will limit its investments in repurchase agreements to those which its Sub-Adviser under guidelines of the Board of Directors determines to present minimal credit risks and which are of high quality. In addition, the Fund must have collateral of at least 100% of the repurchase price, including the portion representing the Fund's yield under such agreements, which is monitored on a daily basis.

Securities Lending Activities
         Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         The major risk to which each Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, each Fund will only enter into loan arrangements after a review of all pertinent facts by the investment adviser, subject to overall supervision by the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the management for each Fund.


Borrowing from Banks
         Each Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. A Fund will not borrow money in excess of one-third of the value of its net assets. A Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of a Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter (not including Sundays or holidays, or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations), reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. Each Fund will not pledge more than 10% of its net assets, or issue senior securities as defined in the 1940 Act, except for notes to banks. Investment securities will not be purchased while a Fund has an outstanding borrowing.


APPENDIX B--CLASSES OFFERED

Growth of Capital                                     A Class          B Class        C Class            Consultant
Class
Trend Fund                                               x                x              x                    -
Enterprise Fund                                          x                x              x                    -
DelCap Fund                                              x                x              x                    -
Value Fund                                               x                x              x                    -
U.S. Growth Fund                                         x                x              x                    -
Quantum Fund                                             x                x              x                    -


Total Return
Devon Fund                                               x                x              x                    -
Decatur Total Return Fund                                x                x              x                    -
Decatur Income Fund                                      x                x              x                    -
Delaware Fund                                            x                x              x                    -
Blue Chip Fund                                           x                x              x                    -

International Diversification
Emerging Markets Fund                                    x                x              x                    -
New Pacific Fund                                         x                x              x                    -
International Equity Fund                                x                x              x                    -
World Growth Fund                                        x                x              x                    -
Global Assets Fund                                       x                x              x                    -
Global Bond Fund                                         x                x              x                    -


Current Income
Delchester Fund                                          x                x              x                    -
Strategic Income Fund                                    x                x              x                    -
Corporate Income Fund                                    x                x              x                    -
Federal Bond Fund                                        x                x              x                    -
U.S. Government Fund                                     x                x              x                    -
Limited-Term Government Fund                             x                x              x                    -

Tax-Free Current Income
Tax-Free Pennsylvania Fund                               x                x              x                    -
Tax-Free USA Fund                                        x                x              x                    -
Tax-Free Insured Fund                                    x                x              x                    -
Tax-Free USA Intermediate Fund                           x                x              x                    -

Money Market Funds
Delaware Cash Reserve                                    x                x              x                    x
U.S. Government Money Fund                               x                -              -                    x
Tax-Free Money Fund                                      x                -              -                    x


                      APPENDIX A - INVESTMENT ILLUSTRATIONS
  Illustrations of the Potential Impact on Investment Based on Purchase Option
                                $10,000 Purchase

                    Scenario 1                                  Scenario 2                                  Scenario 3
                  No Redemption                              Redeem 1st Year                               Redeem 3rd Year
        -----------------------------------       -------------------------------------       -------------------------------------
Year    Class A       Class B       Class C       Class A        Class B        Class C       Class A        Class B        Class C
----    -------       -------       -------       -------        -------        -------       -------        -------        -------
   0      9,525        10,000        10,000         9,525         10,000         10,000         9,525         10,000         10,000
   1     10,478        10,930        10,930        10,478         10,530         10,830+       10,478         10,930         10,930
   2     11,525        11,946        11,946                                                    11,525         11,946         11,946
   3     12,678        13,058        13,058                                                    12,678         12,758         13,058+
   4     13,946        14,272        14,272
   5     15,340        15,599        15,599
   6     16,874        17,050        17,050
   7     18,562        18,636        18,636
   8     20,418+       20,369        20,369
   9     22,459        22,405*       22,263
  10     24,705        24,646*       24,333



                           Scenario 4
                         Redeem 5th Year
              ------------------------------------
Year          Class A       Class B        Class C
----          -------       -------        -------
   0            9,525        10,000         10,000
   1           10,478        10,930         10,930
   2           11,525        11,946         11,946
   3           12,678        13,058         13,058
   4           13,946        14,272         14,272
   5           15,340        15,399         15,599+
   6
   7
   8
   9
  10


               *This assumes that Class B Shares were converted to Class A Shares at the end of the eighth year.


                                                                          $250,000 Purchase
                     Scenario 1                                  Scenario 2                                Scenario 3
                    No Redemption                              Redeem 1st Year                          Redeem 3rd Year
          --------------------------------------      ---------------------------------        ----------------------------------
Year      Class A        Class B         Class C      Class A       Class B     Class C        Class A       Class B      Class C
----      -------        -------         -------      -------       -------     -------        -------       -------      -------
   0      243,750        250,000         250,000      243,750       250,000     250,000        243,750       250,000      250,000
   1      268,125        273,250         273,250      268,125       263,250     270,750+       268,125       273,250      273,250
   2      294,938        298,662         298,662                                               294,938       298,662      298,662
   3      324,431        326,438         326,438                                               324,431       318,938      326,438+
   4      356,874+       356,797         356,797
   5      392,562        389,979         389,979
   6      431,818        426,247         426,247
   7      475,000        465,888         465,888
   8      522,500        509,215         509,215
   9      574,750        560,137*        556,572
  10      632,225        616,150*        608,333



                        Scenario 4
                      Redeem 5th Year
           -----------------------------------
Year       Class A       Class B       Class C
----       -------       -------       -------
   0       243,750       250,000       250,000
   1       268,125       273,250       273,250
   2       294,938       298,662       298,662
   3       324,431       326,438       326,438
   4       356,874+      356,797       356,797
   5       392,562       384,979       389,979
   6
   7
   8
   9
  10


               *This assumes that Class B Shares were converted to Class A Shares at the end of the eighth year.

Assumes a hypothetical return for Class A of 10% per year, a hypothetical return for Class B of 9.3% for years 1-8 and 10% for years 9-10, and a hypothetical return for Class C of 9.3% per year. Hypothetical returns vary due to the different expense structures for each Class and do not represent actual performance.
Class A purchase subject to appropriate sales charge breakpoint (4.75% @ $10,000; 3.75% @ $100,000; 2.50% @ $250,000).
Class B purchase assessed appropriate CDSC upon redemption (4%-4%-3%-3%-2%-1% in years 1-2-3-4-5-6).
Class C purchase assessed 1% CDSC upon redemption in year 1.
Figures marked "+" identify which Class offers the greater return potential based on investment amount, holding period and the expense structure of each Class.

        For more information contact the Delaware Group at 800-828-5052.








INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA  19103

SUB-ADVISER
Vantage Global Advisors, Inc.
630 Fifth Avenue
New York, NY 10111

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA  19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA  19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA  19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA  19103

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245

-------------------------

BLUE CHIP FUND
QUANTUM FUND

-------------------------

INSTITUTIONAL

-------------------------






P R O S P E C T U S



FEBRUARY 24, 1997




DELAWARE
GROUP
--------

BLUE CHIP FUND                                                        PROSPECTUS
QUANTUM FUND                                                   FEBRUARY 24, 1997
INSTITUTIONAL CLASS SHARES


             -----------------------------------------------------

                   1818 Market Street, Philadelphia, PA 19103

                           For more information about
                     the Blue Chip Fund Institutional Class
                    and the Quantum Fund Institutional Class
                    call the Delaware Group at 800-828-5052.


                  This Prospectus describes two series, the Blue Chip Fund and the Quantum Fund (individually a "Fund" and collectively the "Funds"), of Delaware Group Equity Funds II, Inc. ("Equity Funds II, Inc."), a professionally-managed mutual fund of the series type. The Blue Chip Fund offers the Blue Chip Fund Institutional Class and the Quantum Fund offers the Quantum Fund Institutional Class. Each class is referred to individually as a "Class" and collectively as the "Classes."

         The objective of Blue Chip Fund is to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities. The objective of Quantum Fund is to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.

         This Prospectus relates only to the Classes and sets forth information that you should read and consider before you invest. Please retain it for future reference. The Statement of Additional Information ("Part B") of Equity Funds II, Inc.'s registration statement, dated February 24, 1997, as it may be amended from time to time, contains additional information about the Funds and has been filed with the Securities and Exchange Commission. Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above number.

         The Blue Chip Fund also offers the Blue Chip Fund A Class of shares, the Blue Chip Fund B Class of shares and the Blue Chip Fund C Class of shares. The Quantum Fund also offers the Quantum Fund A Class of shares, the Quantum Fund B Class of shares and the Quantum Fund C Class of shares. Shares of these classes are subject to sales charges and other expenses, which may affect their performance. A prospectus for these classes can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling 800-523-4640.

TABLE OF CONTENTS



Cover Page                                           Redemption and Exchange
Synopsis                                             Dividends and Distributions
Summary of Expenses                                  Taxes
Investment Objective and Policies                    Calculation of Net Asset
         Suitability                                        Value Per Share
         Investment Strategy                         Management of the Fund
Classes of Shares                                    Other Investment Policies
How to Buy Shares                                        and Risk Considerations


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUNDS ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SHARES OF THE FUNDS ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS

Investment Objective
         Blue Chip Fund - The objective of Blue Chip Fund is to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities.

         Quantum Fund - The objective of Quantum Fund is to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.

Risk Factors and Special Considerations
         Each Fund has the ability to enter into options and futures transactions for hedging purposes to attempt to counterbalance portfolio volatility. There are risks that result from the use of options and futures and the investor should review the description of these risks in this Prospectus. See Futures Contracts and Options under Other Investment Policies and Risk Considerations.

         Each Fund may invest up to 20% of its total assets directly or indirectly in securities of issuers domiciled in foreign countries. Such investments involve certain risk and opportunity considerations not typically associated with investing in United States companies. See Foreign Securities under Other Investment Policies and Risk Considerations.

Investment Manager, Distributor and Service Agent
         Delaware Management Company, Inc. (the "Manager") furnishes investment management services to each Fund, subject to the supervision and direction of Equity Funds II, Inc.'s Board of Directors. The Manager also provides investment management services to certain of the other funds in the Delaware Group. The Manager has selected Vantage Global Advisors, Inc. (the "Sub-Adviser") to serve as sub-adviser to each Fund and to provide the day-to-day management to each Fund. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Fund and for all of the other mutual funds in the Delaware Group. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Fund and for all of the other mutual funds in the Delaware Group. See Summary of Expenses and Management of the Funds for further information regarding the Manager and the Sub-Adviser and the fees payable under each Fund's Investment Management Agreement and Sub-Advisory Agreement.

Purchase Price
         Shares of each Class offered by this Prospectus are available at net asset value, without a front-end or contingent deferred sales charge, and are not subject to distribution fees under a Rule 12b-1 distribution plan. See Classes of Shares.

Redemption and Exchange
         Shares of each Class are redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. See Redemption and Exchange.

Open-End Investment Company
         Equity Funds II, Inc., which was organized as a Maryland corporation in 1983, is an open-end management investment company. Each Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act"). Equity Funds II, Inc. was previously organized as a Delaware corporation in 1956. See Shares under Management of the Funds.

SUMMARY OF EXPENSES

                                                        Blue
                                                        Chip             Quantum
Shareholder Transaction Expenses                        Fund               Fund
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed on
         Purchases (as a percentage of
         offering price)................................None               None

Maximum Sales Charge Imposed on
         Reinvested Dividends (as a
         percentage of offering price)..................None               None

Exchange Fees...........................................None*              None*


Annual Operating Expenses                              Blue
(as a percentage of                                    Chip              Quantum
average daily net assets)                              Fund                Fund
--------------------------------------------------------------------------------
Management Fees
         (after voluntary waivers).................... 0.30%               0.21%

12b-1 Fees.............................................None                None

Other Operating Expenses...............................0.90%               0.99%
                                                       -----               -----

     Total Operating Expenses+
              (after voluntary waivers)................1.20%               1.20%
                                                       =====               =====


         Because the Funds have no operating history, "Other Operating Expenses" are estimated based on expenses expected to be incurred during each Fund's first fiscal year.

*Exchanges are subject to the requirements of each fund and a front-end sales charge may apply.

+"Total Operating Expenses" and "Other Operating Expenses" for each Class are based on estimated amounts for the first full fiscal year of the Class, after giving effect to the voluntary expense waiver. The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by each Fund and to pay certain expenses of that Fund to the extent necessary to ensure that the Total Operating Expenses of the Class do not exceed 1.20% during the commencement of the public offering of the Class through July 31, 1997. If the voluntary expense waivers were not in effect, it is estimated that for the first full fiscal year the Total Operating Expenses, as a percentage of average daily net assets, would be 1.55% for the Blue Chip Fund Institutional Class, reflecting management fees of 0.65% and 1.74% for the Quantum Fund Institutional Class, reflecting management fees of 0.75%.

         For expense information about Class A Shares, Class B Shares and Class C Shares, see the separate prospectus relating to those classes.

         The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, and (2) redemption at the end of each time period. As noted in the table above, the Fund charges no redemption fees. The following example assumes the voluntary waiver of the management fee by the Manager.

                                    1 year           3 years
                                    ------           -------
Blue Chip Fund                       $12               $38
Quantum Fund                         $12               $38

         The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly.

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

INVESTMENT OBJECTIVE AND POLICIES

         Blue Chip Fund - The objective of Blue Chip Fund is to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities.

         Quantum Fund - The objective of Quantum Fund is to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.

SUITABILITY
         Blue Chip Fund - The Fund may be suitable for the patient investor interested in long-term capital appreciation with the potential for current income. Investors should be willing to accept the risks associated with investments in equity securities and securities convertible into equity securities, issued by domestic and foreign issuers. Because current income is a secondary objective of the Fund, the Fund is not suitable as an investment vehicle for investors whose primary investment goal is current income.

         Quantum Fund - The Fund may be suitable for the patient investor interested in capital appreciation. Investors should be willing to accept the risks associated with investments in equity securities issued by domestic and foreign issuers. The Fund is designed for capital appreciation; providing current income is not a goal of the Fund. Any income produced, therefore, is expected to be minimal.

                                      * * *

         Naturally, the Funds cannot assure a specific rate of return or that principal will be protected. The value of each Fund's shares can be expected to move up and down depending upon market conditions. Consequently, appreciation may be obtained in periods of generally rising markets, while in declining markets, the value of its shares may, of course, decline. For this reason, neither Fund is appropriate for short-term investors. However, through the cautious selection and supervision of its portfolio, each Fund will strive to achieve its objective set forth above.

         Investors should not consider a purchase of shares of either Fund as equivalent to a complete investment program. The Delaware Group includes a family of funds, generally available through registered investment dealers, which may be used together to create a more complete investment program.

INVESTMENT STRATEGY

         Blue Chip Fund - The objective of Blue Chip Fund is to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing in equity securities and any securities that are convertible into equity securities. The Sub-Adviser will invest in companies which it believes exhibit growth potential that significantly exceeds the average anticipated growth rate of companies included in the Standard and Poor's 500 Index ("S&P 500"). Under normal market conditions, at least 65% of the total assets of the Fund will be in companies determined by the Sub-Adviser to be "Blue Chip." Generally, the median market capitalization of companies targeted for investment by the Fund will be greater than $5 billion. For investment purposes, however, "Blue Chip" companies are those whose market capitalization is greater than $2.5 billion at the time of investment.

         The Sub-Adviser believes "Blue Chip" companies have characteristics which are desirable in seeking to achieve the investment objectives of the Fund. For example, such companies tend to have a lengthy history of profit growth and dividend payment, and a reputation for quality management structure, products and service. Securities of "Blue Chip" companies generally are considered to be highly liquid, because compared to those of lesser capitalized companies, more shares of these securities are outstanding in the marketplace and their trading volume tends to be higher.

         While it is anticipated that the Fund will invest principally in common stock and securities that are convertible into common stock, the Fund may invest in all available types of equity securities, including without limitation, preferred stock and warrants. Investments in equity securities other than common stock or securities that are convertible into common stock will be made when such securities are more attractively priced relative to the underlying common stock. Such investments may be made in any proportion deemed prudent under existing market and economic conditions. Convertible securities include preferred stock and debentures that pay a stated interest rate or dividend and are convertible into common stock at an established ratio. These securities, which are usually priced at a premium to their conversion value, may allow the Fund to receive current income while participating to some extent in any appreciation in the underlying common stock. The value of a convertible security tends to be affected by changes in interest rates as well as factors affecting the market value of the underlying common stock.
See Other Investment Policies and Risks Considerations.

         Up to 20% of the Fund's total assets may be invested directly or indirectly in securities of issuers domiciled in foreign countries, including investments in American, European and Global Depositary Receipts. See Foreign Investment Information under Other Investment Policies and Risk Considerations.


         The Fund may enter into options and futures transactions for hedging purposes to attempt to counterbalance portfolio volatility. See Futures Contracts and Options under Other Investment Policies and Risk Considerations.


         The Fund may hold cash or invest in short-term debt securities and other money market instruments when, in the Sub-Adviser's opinion, such holdings are prudent given then prevailing market conditions. The Fund may also invest in such instruments pending investment by the Fund of proceeds from the sale of portfolio securities or proceeds from new sales of Fund shares pending investment in other types of securities for the Fund or to maintain sufficient liquidity to meet redemptions. All such short-term investments will be of the highest quality as determined by a nationally-recognized statistical rating organization (e.g., AAA by Standard & Poor's Rating Group ("S&P") or Aaa by Moody's Investors Service, Inc. ("Moody's")) or, if unrated, judged to be of comparable quality as determined by the Sub-Adviser. See Short-Term Investments under Other Investment Policies and Risk Considerations.

         The Fund will constantly strive to achieve its objectives and, in investing to do so, may hold securities for any period of time. To the extent the Fund engages in short-term trading in attempting to achieve its objectives, it may increase the turnover rate and incur larger brokerage commissions and other expenses than might otherwise be the case.

         Quantum Fund - The objective of Quantum Fund is to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium to large-sized companies expected to grow over time. Medium to large-size companies generally are those having a market capitalization of greater than $1 billion at the time of investment. The Sub-Adviser will invest substantially all of the assets of the Fund in equity securities that it believes exhibit growth potential that significantly exceeds the average anticipated growth rate of companies included in the S&P 500 and meet the Fund's "Social Criteria" strategy.

         The Fund will adhere to a Social Criteria strategy, which can be changed by action of Equity Funds II, Inc.'s Board of Directors. The Sub-Adviser will utilize the Social Investment Database published by Kinder, Lydenberg, Domini & Co. Inc. ("KLD") in determining whether a company is engaged in any activity precluded by the Fund's Social Criteria. KLD specializes in providing the financial community with social research on publicly traded U.S. corporations. The Fund will not purchase securities of any company for which the Social Investment Database indicates a concern or a major concern relating to one or more of the Social Criteria. See Social Criteria under Other Investment Policies and Risk Considerations.

         Because of the Social Criteria strategy, the Fund may be underexposed in certain sectors which may at times outperform the market.

         While it is anticipated that the Fund, under normal market conditions, will invest principally in common stock, the Fund may invest in all available types of equity securities, including without limitation, preferred stock, warrants and securities convertible into common stock. Such investments may be made in any proportion deemed prudent under existing market and economic conditions. See Other Investment Policies and Risk Considerations.

         Up to 20% of the Fund's total assets may be invested directly or indirectly in securities of issuers domiciled in foreign countries, including investments in American, European or Global Depositary Receipts. See Foreign Investment Information under Other Investment Policies and Risk Considerations.

         The Fund may enter into options and futures transactions for hedging purposes to counterbalance portfolio volatility. See Futures Contracts and Options under Other Investment Policies and Risk Considerations.

                  The Fund may hold cash or invest in short-term debt securities and other money market instruments when, in the Sub-Adviser's opinion, such holdings are prudent given then prevailing market conditions. The Fund may also invest in such instruments pending investment by the Fund of proceeds from the sale of portfolio securities or proceeds from new sales of Fund shares pending investment in other types of securities for the Fund as to maintain sufficient liquidity to meet redemptions. All such short-term investments will be of the highest quality as determined by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or, if unrated, judged to be of comparable quality as determined by the Sub-Adviser. See Short-Term Investments under Other Investment Policies and Risk Considerations.

         The Fund will constantly strive to achieve its objective and, in investing to do so, may hold securities for any period of time. To the extent the Fund engages in short-term trading in attempting to achieve its objective, it may increase the turnover rate and incur larger brokerage commissions and other expenses than might otherwise be the case.

                                      * * *

         For additional information on each Fund's investment policies and certain risks associated with investments in certain types of securities, see Other Investment Policies and Risk Considerations.

         Although each Fund will constantly strive to attain its respective objectives, there can be no assurance that they will be attained.

CLASSES OF SHARES

         The Distributor serves as the national distributor for each Fund. Shares of each Class may be purchased directly by contacting a Fund or its agent or through authorized investment dealers. All purchases of shares of each Class are at net asset value. There is no front-end or contingent deferred sales charge.

         Investment instructions given on behalf of participants in an employer-sponsored retirement plan are made in accordance with directions provided by the employer. Employees considering purchasing shares of a Class as part of their retirement program should contact their employer for details.

         Shares of each Class are available for purchase only by: (a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, a division of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

Blue Chip Fund A Class, Blue Chip Fund B Class, Blue Chip Fund C Class, Quantum Fund A Class, Quantum Fund B Class and Quantum Fund C Class
         In addition to offering the Blue Chip Fund Institutional Class, Blue Chip Fund also offers the Blue Chip Fund A Class, the Blue Chip Fund B Class and the Blue Chip Fund C Class and in addition to offering the Quantum Fund Institutional Class, Quantum Fund also offers the Quantum Fund A Class, the Quantum Fund B Class and the Quantum Fund C Class, which are described in a separate prospectus. The Class A, Class B and Class C Shares of each Fund may be purchased through authorized investment dealers or directly by contacting the relevant Fund or its Distributor. The Class A Shares of each Fund carry a front-end sales charge and have annual 12b-1 expenses equal to a maximum of 0.30%. The maximum front-end sales charge as a percentage of the offering price is 4.75% and is reduced on certain transactions of $100,000 or more. The Class B and Class C Shares of each Fund have no front-end sales charge but are subject to annual 12b-1 expenses equal to a maximum of 1%. Class B Shares and Class C Shares and certain Class A Shares may be subject to a contingent deferred sales charge upon redemption. To obtain a prospectus relating to such classes, contact the Distributor by writing to the address or by calling the phone numbers listed on the cover of this Prospectus.

HOW TO BUY SHARES
         Each Fund makes it easy to invest by mail, by wire, by exchange and by arrangement with your investment dealer. In all instances, investors must qualify to purchase shares of the Classes.

Investing Directly by Mail
1. Initial Purchases--An Investment Application, or in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to specific Fund and Class, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to the specific Fund and Class. Your check should be identified with your name(s) and account number.

Investing Directly by Wire
         You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and your account number).

1. Initial Purchases--Before you invest, telephone the Fund's Client Services Department at 800- 828-5052 to get an account number. If you do not call first, it may delay processing your investment. In addition, you must promptly send your Investment Application, or in the case of a retirement account, an appropriate retirement plan application, to the specific Fund and Class, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You must advise your Client Services Representative by telephone at 800-828-5052 prior to sending your wire.

Investing by Exchange
         If you have an investment in another mutual fund in the Delaware Group and you qualify to purchase shares of the Classes, you may write and authorize an exchange of part or all of your investment into the Fund. However, Class B Shares and Class C Shares of each Fund and the Class B Shares and Class C Shares of the other funds in the Delaware Group offering such a class of shares may not be exchanged into either Class. If you wish to open an account by exchange, call your Client Services Representative at 800-828-5052 for more information. See Redemption and Exchange for more complete information concerning your exchange privileges.

Investing through Your Investment Dealer
         You can make a purchase of Fund shares through most investment dealers who, as part of the service they provide, must transmit orders promptly to the Fund. They may charge for this service.

Purchase Price and Effective Date
         The purchase price (net asset value) is determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         The effective date of a purchase made through an investment dealer is the date the order is received by a Fund. The effective date of a direct purchase is the day your wire, electronic transfer or check is received, unless it is received after the time the share price is determined, as noted above. Purchase orders received after such time will be effective the next business day.

The Conditions of Your Purchase
         Each Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. A Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

         Each Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under $250 as a result of redemptions.

REDEMPTION AND EXCHANGE

         Redemption and exchange requests made on behalf of participants in an employer-sponsored retirement plan are made in accordance with directions provided by the employer. Employees should therefore contact their employer for details.

         Your shares will be redeemed or exchanged based on the net asset value next determined after the Fund receives your request in good order. For example, redemption and exchange requests received in good order after the time the net asset value of shares is determined will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. Except as otherwise noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. With regard to exchanges, you must also provide the name of the fund you want to receive the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling a Fund at 800-828-5052. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

         Each Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. Each Fund will honor redemption requests as to shares for which a check was tendered as payment, but neither Fund will mail or wire the proceeds until it is reasonably satisfied that the check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         Shares of each Class may be exchanged into any other Delaware Group mutual fund, provided: (1) the investment satisfies the eligibility and other requirements set forth in the prospectus of the fund being acquired, including the payment of any applicable front-end sales charge; and (2) the shares of the fund being acquired are in a state where that fund is registered. If exchanges are made into other shares that are eligible for purchase only by those permitted to purchase shares of a Class, such exchange will be exchanged at net asset value. Shares of a Class may not be exchanged into the Class B Shares or Class C Shares of the funds in the Delaware Group. Each Fund may suspend, terminate or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         Various redemption and exchange methods are outlined below. No fee is charged by the Funds or the Distributor for redeeming or exchanging your shares. You may also have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

         All authorizations, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by a Fund or its agent.

Written Redemption and Exchange
         You can write to each Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares or to request an exchange of any or all of your shares into another mutual fund in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above. The request must be signed by all owners of the account or your investment dealer of record.

         For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, each Fund requires a signature by all owners of the account and may require a signature guarantee. Each signature guarantee must be supplied by an eligible guarantor institution. The Funds reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

         Payment is normally mailed the next business day after receipt of your redemption request. Certificates are issued for shares only if you submit a specific request. If your shares are in certificate form, the certificate must accompany your request and also be in good order.

         You also may submit your written request for redemption or exchange by facsimile transmission at the following number: 215-255-8864.

Telephone Redemption and Exchange
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

         The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you are investing in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach a Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Funds nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, a Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
         You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your record address. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request.

Telephone Redemption--Proceeds to Your Bank
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must submit a written authorization and you may need to have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call your Client Services Representative prior to the time the net asset value is determined, as noted above.

Telephone Exchange
         You or your investment dealer of record can exchange shares into any fund in the Delaware Group under the same registration. As with the written exchange service, telephone exchanges are subject to the same conditions and limitations as other exchanges noted above. Telephone exchanges may be subject to limitations as to amounts or frequency.

DIVIDENDS AND DISTRIBUTIONS

         Equity Funds II, Inc. currently intends to make quarterly payments from Blue Chip Fund's net investment income and annual payments from Quantum Fund's net investment income; provided, however, that no such payments will be made with respect to Blue Chip Fund prior to June 1997. Payments from a Fund's net realized security profits will be made during the first quarter of the next fiscal year. Both dividends and distributions are automatically reinvested in your account at net asset value.

         Each Class of each Fund will share proportionately in the investment income and expenses of that Fund, except that a Class will not incur distribution fees under the Rule 12b-1 Plans which apply to the Class A Shares, Class B Shares and the Class C Shares.

TAXES

         The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

         Each Fund intends to qualify as a regulated investment company under Subchapter M of the Code. As such, a Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code.

         Each Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to you as ordinary income, whether received in cash or in additional shares. For corporate investors, dividends from net investment income will generally qualify in part for the corporate dividends-received deduction. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice from Equity Funds II, Inc. to the Fund's shareholders.

         Distributions paid by a Fund from long-term capital gains, received in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. A Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in a Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

         Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by a Fund and received by the shareholder on December 31 of the calendar year in which they are declared.

         The sale of shares of a Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between a Fund and any other fund in the Delaware Group. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

         In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Shares of each Fund are exempt from Pennsylvania county personal property taxes.

         Each year, Equity Funds II, Inc. will mail to you information on the tax status of a Fund's dividends and distributions. Shareholders will also receive each year information as to the portion of dividend income that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by a Fund.

         Each Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

         See Accounting and Tax Issues and Distributions and Taxes in Part B for additional information on tax matters relating to each Fund and its shareholders.

CALCULATION OF NET ASSET VALUE PER SHARE

         The purchase and redemption price of Class shares is the net asset value ("NAV") per share of a Class next computed after the order is received. The NAV is computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         The NAV per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. Debt securities are priced on the basis of valuations provided by an independent pricing service using methods approved by Equity Funds II, Inc.'s Board of Directors. Equity securities for which marked quotations are available are priced at market value. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Equity Funds II, Inc.'s Board of Directors.

         The net asset values of all outstanding shares of each class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of shares of such classes, except that the Class will not incur any of the expenses under the Fund's 12b-1 Plans and the Class A, B and C Shares alone will bear the 12b-1 Plan fees payable under their respective Plans.

MANAGEMENT OF THE FUNDS

Directors
         The business and affairs of Equity Funds II, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding Equity Funds II, Inc.'s directors and officers.

Investment Manager
         The Manager furnishes investment management services to each Fund.

         The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On November 30, 1996, the Manager and its affiliates within the Delaware Group, including Delaware International Advisers Ltd., were managing in the aggregate more than $32 billion in assets in the various institutional or separately managed (approximately $20,311,203,919) and investment company (approximately $11,765,348,126) accounts.

         The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         The Manager administers the affairs of and is ultimately responsible for the investment management of each of the Funds under separate Investment Management Agreements with Equity Funds II, Inc. on behalf of each Fund dated February 24, 1997. Under the Investment Management Agreement for Blue Chip Fund, the Manager is paid an annual fee equal to 0.65% on the first $500 million of average daily net assets, 0.625% on the next $500 million and 0.60% on the average daily net assets in excess of $1 billion. Under the Investment Management Agreement for Quantum Fund, the Manager is paid an annual fee equal to 0.75% on the first $500 million of average daily net assets, 0.725% on the next $500 million and 0.70% on the average daily net assets in excess of $1 billion.

         Pursuant to the terms of a Sub-Advisory Agreement with the Manager, the Sub-Adviser participates in the management of each Fund's assets, is responsible for day-to-day investment management of each Fund, makes investment decisions for each Fund in accordance with the Fund's investment objectives and stated policies and places orders on behalf of each Fund to effect the investment decisions made. The Manager continues to have ultimate responsibility for all investment advisory services in connection with the management of the Funds pursuant to the Investment Management Agreement and supervises the Sub-Adviser's performance of such services. For the services provided to the Manager, the Manager pays the Sub-Adviser the following fee with respect to Blue Chip Fund:
(i) 0.15% of the fee paid to the Manager under Blue Chip Fund's Investment

Management Agreement for the period February 24, 1997 through December 31, 1997;
(ii) 0.20% of the fee paid to the Manager under Blue Chip Fund's Investment Management Agreement for the period January 1, 1998 through December 31, 1998; and (iii) 0.35% of the fee paid to the Manager under Blue Chip Fund's Investment Management Agreement thereafter. For the services provided to the Manager, the Manager pays the Sub-Adviser the following fee with respect to Quantum Fund: (i) 0.20% of the fee paid to the Manager under Quantum Fund's Investment Management Agreement for the period February 24, 1997 through December 31, 1997; (ii) 0.25% of the fee paid to the Manager under Quantum Fund's Investment Management Agreement for the period January 1, 1998 through December 31, 1998; and (iii) 0.40% of the fee paid to the Manager under Quantum Fund's Investment Management Agreement thereafter.

         The Sub-Adviser, 630 Fifth Avenue, New York, New York, 10111, is an indirect, wholly-owned subsidiary of Lincoln National and an affiliate of the Manager, Founded in 1979, it provides investment advice to pension plans, endowments, insurance and commingled products and had assets under management, as of January 31, 1997, in excess of $5 billion. T. Scott Wittman, President and Chief Investment Officer of the Sub-Adviser, has primary responsibility for making day-to-day investment decisions for each Fund. He has had such responsibility for the Funds since their inception. His responsibilities include both business administration and equity portfolio management. A CFA charterholder, Mr. Wittman received both graduate and undergraduate degrees in business administration form Indiana University. He has spent his entire professional career in quantitative investment firms, including TSA Capital Management, where he was a managing director, and Mellon Bank, where he was Vice President and Manager of Quantitative Analysis and Systems.

         Mr. Wittman also serves as portfolio manager for Lincoln National Growth and Income Fund, Inc. ("Lincoln Growth and Income Fund") and Lincoln National Social Awareness Fund, Inc. ("Lincoln Social Awareness Fund"), which are available only through variable annuity contracts issued by Lincoln National Life Insurance Co. In the capacity as portfolio manager, Mr. Wittman has had primary responsibility for making day-to-day investment decisions for each such fund. The Sub-Adviser has served as sub-adviser for Lincoln National Growth and Income Fund since August 21, 1985 and for Lincoln Social Awareness Fund since inception. Mr. Wittman has served as portfolio manager for each fund since October 1993.

Comparative Performance
         The investment objectives, policies and strategies of Blue Chip Fund and Lincoln Growth and Income Fund are substantially similar. Mr. Wittman makes comparable selections of securities for each such fund. The table below presents total return performance as of December 31, 1996 on an annualized basis for Lincoln Growth and Income Fund compared with the average of the performance of all funds offered through variable annuity contracts included as part of Lipper Analytical Services Variable Annuity growth and income category:

                                                                                            Since
                             1 Year     2 Years      3 Years      5 Years      10 Years     Inception(1)
                             ------     -------      -------      -------      --------     ------------

Lincoln Growth and Income(2) 18.46%      27.39%      17.63%       12.97%        13.34%         14.33%

Average Growth and Income(3) 20.20%      25.35%      15.47%       13.28%        13.30%         15.09%




(1)  The fund's inception date is December 21, 1981.

(2) Returns reflect changes in share prices and reinvestment of dividends and distributions and are net of all expenses, including insurance related fees. The expense ratio of the Lincoln Growth and Income Fund, including insurance related fees, has been capped at 1.50% since inception.

(3) Returns represented in the Lipper Analytical Services Variable Annuity growth and income category reflect changes in share prices and reinvestment of dividends and distributions and are net of all expenses, including insurance related fees.

Please note that the historical performance presented above is for Lincoln Growth and Income Fund, a separate and unrelated fund, and its performance is not indicative of the potential performance of Blue Chip Fund. Share prices and investment returns will fluctuate reflecting market conditions.

         The investment objectives, policies and strategies of Quantum Fund and Lincoln Social Awareness Fund are substantially similar. Mr. Wittman makes comparable selections of securities for each such fund. The table below presents total return performance as of December 31, 1996 on an annualized basis for Lincoln Social Awareness Fund compared with the average of the performance of all funds offered through variable annuity contracts included in Lipper Analytical Services Variable Annuity growth category:

                                                                                   Since
                                  1 Year      2 Years     3 Years      5 Years     Inception(1)
                                  ------      -------     -------      -------     ---------

Lincoln Social Awareness Fund(2)  27.96%       34.71%      21.64%       15.76%      16.34%

Average Growth Funds(3)           18.96%       25.11%      15.18%       12.99%      14.63%



(1)  The fund's inception date is May 2, 1988.

(2) Returns reflect changes in share prices and reinvestment of dividends and distributions and are net of all expenses, including insurance related fees. The expense ratio of the Lincoln Social Awareness Fund, including insurance related fees, has been capped at 1.50% since inception.

(3) Returns represented in the Lipper Analytical Services Variable Annuity growth category reflect changes in share prices and reinvestment of dividends and distributions and are net of all expenses, including insurance related fees.

Please note that the historical performance presented above is for Lincoln Social Awareness Fund, a separate and unrelated fund, and its performance is not indicative of the potential performance of Quantum Fund. Share prices and investment returns will fluctuate reflecting market conditions.

Portfolio Trading Practices
         Each Fund normally will not invest for short-term trading purposes. However, a Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of a Fund and may affect taxes payable by such Fund's shareholders. Given each Fund's investment objective, its annual portfolio turnover rate is not expected to exceed 100%. A turnover rate of 100% would occur, for example, if all the investments in the Fund's portfolio at the beginning of the year were replaced by the end of the year.

         Each Fund uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or to their advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, each Fund may consider a broker/dealer's sales of Fund shares in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain Fund expenses such as custodian fees.

Performance Information
         From time to time, each Fund may quote total return performance of its Class in advertising and other types of literature.

         Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions. Each presentation will include the average annual total return for one-, five- and ten-year periods or life-of-fund, as relevant. Each Fund may also advertise aggregate and average total return information concerning its Class over additional periods of time.

         Net asset value fluctuates and is not guaranteed. Past performance is not a guarantee of future results.

Statements and Confirmations
         You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling your Client Services Representative.

Financial Information about the Fund
         Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about the Fund's investments and performance. Equity Funds II, Inc.'s fiscal year ends on November 30.

Distribution and Service
         The Distributor, Delaware Distributors, L.P., serves as the national distributor of each Fund's shares under separate Distribution Agreements with Equity Funds II, Inc. dated as of February 24, 1997. The Distributor bears all of the costs of promotion and distribution.

         The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for each Fund under an amended and restated agreement dated as of February 24, 1997. The Transfer Agent also provides accounting services to each Fund pursuant to the terms of a separate Fund Accounting Agreement. The directors annually review service fees paid to the Transfer Agent. Certain recordkeeping and other shareholder services that otherwise would be performed by the Transfer Agent may be performed by certain other entities and the Transfer Agent may elect to enter into an agreement to pay such other entities for their services. In addition, participant account maintenance fees may be assessed for certain recordkeeping provided as part of retirement plan and administration service packages. These fees are based on the number of participants in the plan and the various services selected. Fees will be quoted upon request and are subject to change.

         The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.

Expenses
         Each Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement.

Shares
         Equity Funds II, Inc. is an open-end management investment company. Each Fund's portfolio of assets is diversified as defined by the 1940 Act. Commonly known as a mutual fund, Equity Funds II, Inc. was organized as a Maryland corporation on March 4, 1983. Equity Funds II, Inc. was previously organized as a Delaware corporation in 1970. In addition to each Fund, Equity Funds II, Inc. presently offers two other series of shares, the Decatur Income Fund series and the Decatur Total Return Fund series.

         Equity Funds II, Inc.'s shares have a par value of $1.00, equal voting rights, except as noted below, and are equal in all other respects. Equity Funds II, Inc.'s shares have noncumulative voting rights which means that the holders of more than 50% of Equity Funds II, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, Equity Funds II, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of Equity Funds II, Inc.'s outstanding shares may request that a special meeting be called to consider the removal of a director.

         In addition to the Classes, each Fund also offers Class A Shares, Class B Shares and Class C Shares. Shares of each class of a Fund represent proportionate interests in the assets of that Fund and have the same voting and other rights and preferences as the other classes of the Fund, except that shares of the Class are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to the Class A Shares, Class B Shares and Class C Shares.

         It is expected that The Lincoln National Life Insurance Company will make an initial investment in each Fund, which could result in The Lincoln National Life Insurance Company holding up to 100% of the outstanding shares of a Fund. Subject to certain limited exceptions, there would be no limitation on The Lincoln National Life Insurance Company's ability to redeem its shares of a Fund and it may elect to do so at any time.

OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS


Social Criteria
         Quantum Fund will adhere to a Social Criteria strategy, which may be changed by action of Equity Funds II, Inc.'s Board of Directors. The Sub-Adviser will utilize the Social Investment Database published by KLD in determining whether a company is engaged in any activity precluded by the Fund's Social Criteria. The Social Investment Database reflects KLD's determination of the extent to which a company's involvement in the activities prohibited by the Social Criteria is significant enough to merit a concern or a major concern. Significance may be determined on the basis of percentage of revenue generated by, or the size of the operations attributable to, activities related to such Social Criteria, or other factors selected by KLD. The social screening undergoes continual refinement and modification. Pursuant to the Social Criteria presently in effect, the Fund will not knowingly invest in or hold securities of companies which engage in:

         1. Activities which result or are likely to result in damage to the natural environment;

         2. The production of nuclear power, the design or construction of nuclear power plants, or the manufacture of equipment for the production of nuclear power;

         3. The manufacture of, or contracting for, military weapons; or

         4. The liquor, tobacco or gambling industries.

         Because of its Social Criteria, the Fund may not be able to take the same advantage of certain investment opportunities as do funds which do not have Social Criteria. Only securities of companies not excluded by any of the Social Criteria will be eligible for consideration for purchase by the Fund according to its objective and policies described in this Prospectus.

         The Fund will commence the orderly sale of securities of a company when it is determined by the Sub-Adviser that such company no longer adheres to the Social Criteria. The Fund will sell such securities in a manner so as to minimize any adverse affect on the Fund's assets. Typically, such sales will be made within 90 days from the date of the Sub-Adviser's determination, unless a sale within the 90-day period would produce a significant loss to the overall value of the Fund's assets.

Convertible, Debt and Non-Traditional Equity Securities
         Each Fund may invest in convertible and debt securities of issuers in any industry. A convertible security is a security which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible and debt securities are senior to common stocks in a corporation's capital structure, although convertible securities are usually subordinated to similar nonconvertible securities. Convertible and debt securities provide a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in the convertible security's underlying common stock. Just as with debt securities, convertible securities tend to increase in market value when interest rates decline and tend to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.

         Each Fund may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock ("PERCS"), which provide an investor with the opportunity to earn higher dividend income than is available on a company's common stock. A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity). Under a typical arrangement, if after a predetermined number of years the issuer's common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the issuer's common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

         Each Fund may also invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS and DECS all have the following features: they are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and upon maturity, they will automatically convert to either cash or a specified number of shares of common stock.

Foreign Securities
         Each Fund may invest up to 20% of its total assets in foreign securities. Foreign markets may be more volatile than U.S. markets, although the Sub-Adviser does not anticipate doing so. Such investments involve sovereign risk in addition to the normal risks associated with securities of U.S. issuers. These risks include political risks, foreign taxes and exchange controls and currency fluctuations. For example, foreign portfolio investments may fluctuate in value due to changes in currency rates (i.e., other things being equal, the value of foreign investments would increase with a fall in the value of the dollar, and decrease with a rise in the value of the dollar) and control regulations apart from market fluctuations. Each Fund may also experience delays in foreign securities settlement.

Depositary Receipts
         Each Fund may make foreign investments through the purchase and sale of sponsored or unsponsored American, European and Global Depositary Receipts ("Depositary Receipts"). Depositary Receipts are receipts typically issued by a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" Depositary Receipts are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" Depositary Receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored Depositary Receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored Depositary Receipt.

Futures Contracts
         Each Fund may enter into futures contracts on stocks, stock indices and foreign currencies, and purchase or sell options on such futures contracts. These activities will not be entered into for speculative purposes, but rather for hedging purposes and to facilitate the ability to quickly deploy into the stock market a Fund's positions in cash, short-term debt securities and other money market instruments, at times when a Fund's assets are not fully invested in equity securities. Such positions will generally be eliminated when it becomes possible to invest in securities that are appropriate for the Fund involved.

         A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which the securities, foreign currency or other financial instrument underlying the contract are delivered, or in the case of securities index futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

         The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin" as a good faith deposit. This amount is generally maintained in a segregated account at the custodian bank. Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contracts more or less valuable, a process known as "marking to the market."

         Purchases or sales of stock index futures contracts are used for hedging purposes to attempt to protect a Fund's current or intended investments from broad fluctuations in stock prices. For example, a Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When a Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, the corresponding positions in stock index futures contracts will be closed out.

         Each Fund may purchase and sell foreign currency futures contracts for hedging purposes to attempt to protect its current or intended investments denominated in foreign currencies from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. Each Fund may sell futures contracts on a foreign currency, for example, when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts. However, if the value of the foreign currency increases relative to the dollar, a Fund's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

         Conversely, a Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When a Fund purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Fund will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

         Each Fund may also purchase and write options on the types of futures contracts in which the Fund may invest, and enter into related closing transactions. Options on futures are similar to options on securities, as described below, except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than to actually purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. In the event that an option written by a Fund is exercised, the Fund will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

         At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. Likewise, a position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to availability of a secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. Each Fund may realize a profit or a loss when closing out a futures contract or an option on a futures contract.

         To the extent that interest or exchange rates or securities prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that a Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market could prevent a Fund from closing out its positions relating to futures. See Part B for a further discussion of this investment technique.

Options
         Each Fund may write covered call options on individual issues as well as write call options on stock indices. Each Fund may also purchase put options on individual issues and on stock indices. The Sub-Adviser will employ these techniques in an attempt to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The ability to hedge effectively using options on stock indices will depend, in part, on the correlation between the composition of the index and a

Fund's portfolio as well as the price movement of individual securities. The Sub-Adviser may also write covered call options to achieve income to offset the cost of purchasing put options.

         While there is no limit on the amount of a Fund's assets which may be invested in covered call options, the Fund will not invest more than 2% of its net assets in put options. Each Fund will only use Exchange-traded options.

Call Options
         Writing Covered Call Options - A covered call option obligates a Fund to sell one of its securities for an agreed price up to an agreed date. When a Fund writes a call, it receives a premium and agrees to sell the callable securities to a purchaser of a corresponding call during the call period (usually, not more than nine months) at a fixed price regardless of market price changes during the call period. The advantage is that the Fund receives premium income for the limited purpose of offsetting the costs of purchasing put options or offsetting any capital loss or decline in the market value of the security. However, if the Sub- Adviser's forecast is wrong, the Fund may not fully participate in the market appreciation if the security's price rises.

         Writing a Call Option on Stock Indices - Writing a call option on stock indices is similar to the writing of a call option on an individual stock. Stock indices used will include, but not be limited to, the S&P 500, the S&P 100 and the S&P Over-The-Counter ("OTC") 250.

Put Options
         Purchasing a Put Option - A put option gives a Fund the right to sell one of its securities for an agreed price up to an agreed date. The advantage is that the Fund can be protected should the market value of the security decline. However, the Fund must pay a premium for this right which would be lost if the option is not exercised.

         Purchasing a Put Option on Stock Indices - Purchasing a protective put option on stock indices is similar to the purchase of protective puts on an individual stock. Indices used will include, but not be limited to, the S&P 500, the S&P 100 and the S&P OTC 250.

         Closing Transactions - Closing transactions essentially let a Fund offset a put option or covered call option prior to its exercise or expiration. If the Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

Restricted/Illiquid Securities
         Each Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 ("1933 Act"). Rule 144A exempts many privately placed and legally restricted securities from the registration requirements of the 1933 Act and permits such securities to be freely traded among certain institutional buyers such as the Funds.

         Each Fund may invest no more than 15% of the value of its net assets in illiquid securities. Illiquid securities, for purposes of this policy, include repurchase agreements maturing in more than seven days.

         While maintaining oversight, the Board of Directors has delegated to each Fund's Sub-Adviser the day-to-day functions of determining whether or not individual Rule 144A Securities are liquid for purposes of a Fund's limitation on investments in illiquid assets. The Board has instructed each Fund's Sub-Adviser to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If a Sub-Adviser determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the 15% limit on investment in such securities, the Sub-Adviser will determine what action shall be taken to ensure that the Fund continues to adhere to such limitation.

Short-Term Investments
         The short-term investments in which the Funds will invest are:

         (1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a U.S. commercial bank. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits maturing in more than seven days will not be purchased by either Fund, and time deposits maturing from two business days through seven calendar days will not exceed 15% of either Fund's total assets. Certificates of deposit are negotiable short-term obligations issued by commercial banks against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

         Neither Fund will invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion or, in the case of a bank which does not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) it is a member of the Federal Deposit Insurance Corporation, and (iii) the bank or its securities have received the highest quality rating by a nationally-recognized statistical rating organization;

         (2) Commercial paper with the highest quality rating by a nationally-recognized statistical rating organization (e.g., A-1 by S&P or Prime-1 by Moody's) or, if not so rated, of comparable quality as determined by each Fund's investment adviser;

         (3) Short-term corporate obligations with the highest quality rating by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or, if not so rated, of comparable quality as determined by each Fund's investment adviser;

         (4) U.S. government securities; and

         (5) Repurchase agreements collateralized by securities listed below.

         See Appendix A of Part B for a description of applicable ratings.

When-Issued and Delayed Delivery Securities
         Each Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. Each Fund will maintain with its Custodian Bank a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time a Fund enters into the commitment and no interest accrues to such Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. It is a current policy of each Fund not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the its total assets less liabilities other than the obligations created by these commitments.

Repurchase Agreements
         In order to invest its short-term cash reserves or when in a temporary defensive posture, each Fund may enter into repurchase agreements with banks or broker/dealers deemed to be creditworthy by its Sub- Adviser, under guidelines approved by the Board of Directors. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Generally, repurchase agreements are of short duration, often less than one week but on occasion for longer periods. Not more than 15% of each Fund's assets may be invested in repurchase agreement of over seven days' maturity or other illiquid assets. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss, if any, would be the difference between the repurchase price and the market value of the security. Each Fund will limit its investments in repurchase agreements to those which its Sub-Adviser under guidelines of the Board of Directors determines to present minimal credit risks and which are of high quality. In addition, the Fund must have collateral of at least 100% of the repurchase price, including the portion representing the Fund's yield under such agreements, which is monitored on a daily basis.

Securities Lending Activities
         Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         The major risk to which each Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, each Fund will only enter into loan arrangements after a review of all pertinent facts by the investment adviser, subject to overall supervision by the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the management for each Fund.

Borrowing from Banks
         Each Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. A Fund will not borrow money in excess of one-third of the value of its net assets. A Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of a Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter (not including Sundays or holidays, or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations), reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. Each Fund will not pledge more than 10% of its net assets, or issue senior securities as defined in the 1940 Act, except for notes to banks. Investment securities will not be purchased while a Fund has an outstanding borrowing.

     The Delaware Group includes             --------------------------------
funds with a wide range of
investment objectives. Stock funds,          DECATUR INCOME FUND
income funds, tax-free funds, money          DECATUR TOTAL RETURN FUND
market funds, global and                     BLUE CHIP FUND
international funds and closed-end           QUANTUM FUND
equity funds give investors the              --------------------------------
ability to create a portfolio that
fits their personal financial
goals. For more information,                 A CLASSES
shareholders of the Fund Classes             --------------------------------
should contact their financial
adviser or call Delaware Group at
800-523-4640, and shareholders of            B CLASSES
the Institutional Class should               --------------------------------
contact Delaware Group at
800-828-5052.
                                             C CLASSES
                                             --------------------------------
INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square                          INSTITUTIONAL CLASSES
Philadelphia, PA  19103                      ================================

SUB-ADVISER
Blue Chip Fund and                           CLASSES OF DELAWARE GROUP
Quantum Fund:                                EQUITY FUNDS II, INC.
Vantage Global Advisors, Inc.                --------------------------------
630 Fifth Avenue
New York, NY 10111

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street                           PART B
Philadelphia, PA  19103
                                             STATEMENT OF
SHAREHOLDER SERVICING,                       ADDITIONAL INFORMATION
DIVIDEND DISBURSING,
ACCOUNTING SERVICES                          --------------------------------
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA  19103                      FEBRUARY 24, 1997

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA  19103
                                                                     DELAWARE
INDEPENDENT AUDITORS                                                 GROUP
Ernst & Young LLP                                                    -----------
Two Commerce Square
Philadelphia, PA  19103

CUSTODIAN
Decatur Income Fund and
Decatur Total Return Fund:
Bankers Trust Company
One Bankers Trust Plaza
New York, NY  10006

Blue Chip Fund and
Quantum Fund:
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245



-------------------------------------------------------------------------------------------------------------------------------

                                                                                    PART B--STATEMENT OF ADDITIONAL INFORMATION
                                                                                                              FEBRUARY 24, 1997

-------------------------------------------------------------------------------------------------------------------------------
DELAWARE GROUP EQUITY FUNDS II, INC.

-------------------------------------------------------------------------------------------------------------------------------
1818 Market Street
Philadelphia, PA  19103
-------------------------------------------------------------------------------------------------------------------------------
For more information about the Institutional Classes:  800-828-5052


For Prospectus and Performance of Class A Shares, Class B Shares and Class C Shares:
         Nationwide 800-523-4640

Information on Existing Accounts of Class A Shares, Class B Shares and Class C Shares:
         (SHAREHOLDERS ONLY) Nationwide 800-523-1918


Dealer Services:  (BROKER/DEALERS ONLY) Nationwide 800-362-7500
-------------------------------------------------------------------------------------------------------------------------------
TABLE OF CONTENTS
-------------------------------------------------------------------------------------------------------------------------------
Cover Page
-------------------------------------------------------------------------------------------------------------------------------
Investment Policies and Portfolio Techniques
-------------------------------------------------------------------------------------------------------------------------------
Accounting and Tax Issues
-------------------------------------------------------------------------------------------------------------------------------
Performance Information
-------------------------------------------------------------------------------------------------------------------------------
Trading Practices and Brokerage
-------------------------------------------------------------------------------------------------------------------------------
Purchasing Shares
-------------------------------------------------------------------------------------------------------------------------------
Investment Plans
-------------------------------------------------------------------------------------------------------------------------------
Determining Offering Price
         and Net Asset Value
-------------------------------------------------------------------------------------------------------------------------------
Redemption and Repurchase
-------------------------------------------------------------------------------------------------------------------------------
Distributions and Taxes
-------------------------------------------------------------------------------------------------------------------------------
Investment Management Agreements
         and Sub-Advisory Agreements
-------------------------------------------------------------------------------------------------------------------------------
Officers and Directors
-------------------------------------------------------------------------------------------------------------------------------
Exchange Privilege
-------------------------------------------------------------------------------------------------------------------------------
General Information
-------------------------------------------------------------------------------------------------------------------------------
Appendix A--Ratings
-------------------------------------------------------------------------------------------------------------------------------
Appendix B--IRA Information
-------------------------------------------------------------------------------------------------------------------------------
Appendix C--Performance Overview
-------------------------------------------------------------------------------------------------------------------------------
Appendix D--The Company Life Cycle
-------------------------------------------------------------------------------------------------------------------------------
Financial Statements
-------------------------------------------------------------------------------------------------------------------------------

         Delaware Group Equity Funds II, Inc. ("Equity Funds II, Inc.") is a professionally-managed mutual fund of the series type. This Statement of Additional Information ("Part B" of the registration statement) describes the Decatur Income Fund series, Decatur Total Return Fund series, Blue Chip Fund series and Quantum Fund series (individually the "Fund" and collectively the "Funds") of Equity Funds II, Inc. Decatur Income Fund, Decatur Total Return Fund, Blue Chip Fund and Quantum Fund offer, respectively, Decatur Income Fund A Class, Decatur Total Return Fund A Class, Blue Chip Fund A Class and Quantum Fund A Class ("Class A Shares"), Decatur Income Fund B Class, Decatur Total Return Fund B Class, Blue Chip Fund B Class and Quantum Fund B Class ("Class B Shares") and Decatur Income Fund C Class, Decatur Total Return Fund C Class, Blue Chip Fund C Class and Quantum Fund C Class ("Class C Shares") (Class A Shares, Class B Shares and Class C Shares together, the "Fund Classes") and Decatur Income Fund Institutional Class, Decatur Total Return Fund Institutional Class, Blue Chip Fund Institutional Class and Quantum Fund Institutional Class (the "Institutional Classes").


         Class B Shares, Class C Shares and Institutional Class Shares of a Fund may be purchased at a price equal to the next determined net asset value per share. Class A Shares may be purchased at the public offering price, which is equal to the next determined net asset value per share, plus a front-end sales charge. Class A Shares are subject to a maximum front-end sales charge of 4.75% and annual 12b-1 Plan expenses of up to 0.30%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") which may be imposed on redemptions made within six years of purchase and annual 12b-1 Plan expenses of up to 1% which are assessed against Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares under Classes of Shares in the Fund Classes' Prospectuses. Class C Shares are subject to a CDSC which may be imposed on redemptions made within 12 months of purchase and annual 12b-1 Plan expenses of up to 1% which are assessed against Class C Shares for the life of the investment. All references to "shares" in this Part B refer to all Classes of shares of each Fund, except where noted.

         This Part B supplements the information contained in the current Prospectuses for the Fund Classes dated, February 24, 1997 and the current Prospectuses for the Institutional Classes dated February 24, 1997, as they may be amended from time to time. It should be read in conjunction with the respective Class' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Class' Prospectus. A prospectus relating to the Fund Classes and a prospectus relating to the Institutional Classes may be obtained by writing or calling your investment dealer or by contacting the Funds' national distributor, Delaware Distributors, L.P. (the "Distributor"), 1818 Market Street, Philadelphia, PA 19103.

INVESTMENT POLICIES AND PORTFOLIO TECHNIQUES

         Investment Restrictions--Each Fund has adopted the following restrictions which cannot be changed without approval by the holders of a "majority" of such Fund's outstanding shares, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

Decatur Income Fund shall not:

         1. Invest more than 5% of the value of its assets in securities of any one company (except U.S. government bonds) or purchase more than 10% of the voting or nonvoting securities of any one company.

         2. Acquire control of any company. (Equity Funds II, Inc.'s Certificate of Incorporation permits control of companies to protect investments already made, but its policy is not to acquire control.)

         3. Purchase or retain securities of a company which has an officer or director who is an officer or director of Equity Funds II, Inc., or an officer, director or partner of its investment manager if, to the knowledge of Equity Funds II, Inc., one or more of such persons own beneficially more than 1/2 of 1% of the shares of the company, and in the aggregate more than 5% thereof.

         4. Allow long or short positions on shares of the Fund to be taken by Equity Funds II, Inc.'s officers, directors or any of its affiliated persons. Such persons may buy shares of the Fund for investment purposes, however.

         5. Purchase any security issued by any other investment company if after such purchase it would: (a) own more than 3% of the voting stock of such company, (b) own securities of such company having a value in excess of 5% of the Fund's assets or (c) own securities of investment companies having an aggregate value in excess of 10% of the Fund's assets.

         6. Invest more than 10% of the value of its total assets in illiquid assets.

         7. Invest in securities of other investment companies except at customary brokerage commission rates or in connection with mergers, consolidations or offers of exchange.

         8. Make any investment in real estate unless necessary for office space or the protection of investments already made. (This restriction does not preclude the Fund's purchase of securities issued by real estate investment trusts.)

         9. Sell short any security or property.

         10. Deal in commodities, except that the Fund may invest in financial futures, including futures contracts on stocks and stock indices, interest rates and foreign currencies and other types of financial futures that may be developed in the future, and may purchase or sell options on such futures, and enter into closing transactions with respect to those activities.


         11. Borrow, except as a temporary measure for extraordinary or emergency purposes, and then not in excess of 10% of gross assets taken at cost or market, whichever is lower, and not to pledge more than 15% of gross assets taken at cost. Any borrowing will be done from a bank, and to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday and holidays) or such longer period as the Securities and Exchange Commission (the "SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The Fund shall not issue senior securities as defined in the Investment Company Act of 1940 ("1940 Act"), except for notes to banks.


         12. Make loans. However, the purchase of a portion of an issue of publicly distributed bonds, debentures, or other securities, whether or not the purchase was made upon the original issuance of the securities, and the entry into "repurchase agreements" are not to be considered the making of a loan by the Fund and the Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other transactions.

         13. Invest more than 5% of the value of its total assets in securities of companies less than three years old. Such three-year period shall include the operation of any predecessor company or companies.

         14. The Fund may act as an underwriter of securities of other issuers, but its present policy is not to do so.


         In addition, notwithstanding restriction 8 above and although not a matter of fundamental policy, Equity Funds II, Inc. has made a commitment that the Fund's investments in securities issued by real estate investment trusts will not exceed 10% of its total assets. In addition, the Fund may not concentrate investments in any particular industry, which means not investing more than 25% of its assets in any industry.


         Decatur Total Return Fund shall not:

         1. Invest more than 5% of the market or other fair value of its assets in the securities of any one issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities).

         2. Invest in securities of other investment companies except as part of a merger, consolidation or other acquisition.

         3. Make loans. However, (i) the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities, or of other securities authorized to be purchased by the Fund's investment policies, whether or not the purchase was made upon the original issuance of the securities, and the entry into "repurchase agreements" are not to be considered the making of a loan by the Fund; and (ii) the Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         4. Purchase or sell real estate but this shall not prevent the Fund from investing in companies which own real estate or in securities secured by real estate or interests therein.

         5. Purchase more than 10% of the outstanding voting or nonvoting securities of any issuer, or invest in companies for the purpose of exercising control or management.

         6. Act as an underwriter of securities of other issuers, except that the Fund may acquire restricted or not readily marketable securities under circumstances where, if such securities are sold, the Fund might be deemed to be an underwriter for the purposes of the Securities Act of 1933 ("1933 Act").

         7. Make any investment which would cause more than 25% of the market or other fair value of its total assets to be invested in the securities of issuers all of which conduct their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

          8. Deal in commodities, except that the Fund may invest in financial futures, including futures contracts on stocks and stock indices, interest rates and foreign currencies and other types of financial futures that may be developed in the future, and may purchase or sell options on such futures, and enter into closing transactions with respect to those activities.

         9. Purchase securities on margin, make short sales of securities or maintain a net short position.

         10. Invest more than 5% of the value of its total assets in securities of companies less than three years old. Such three-year period shall include the operation of any predecessor company or companies.

         11. Invest in warrants valued at the lower of cost or market exceeding 5% of the Fund's net assets. Included in that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York Stock Exchange or American Stock Exchange.

         12. Purchase or retain the securities of any issuer which has an officer, director or security holder who is a director or officer of Equity Funds II, Inc. or of its investment manager if or so long as the directors and officers of Equity Funds II, Inc. and of its investment manager together own beneficially more than 5% of any class of securities of such issuer.

         13. Invest in interests in oil, gas or other mineral exploration or development programs.

         14. Invest more than 10% of the value of the Fund's net assets in repurchase agreements maturing in more than seven days and in other illiquid assets.


         15. Borrow money in excess of one-third of the value of its net assets and then only as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the Securities and Exchange Commission (the "SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not pledge more than 10% of its net assets. The Fund will not issue senior securities as defined in the 1940 Act except for notes to banks.

         Although it is not a matter of fundamental policy, Decatur Total Return Fund may invest not more than 5% of its assets in foreign securities (other than securities of Canadian issuers registered under the Securities Exchange Act of 1934 ("1934 Act") or American Depositary Receipts, on which there are no such limits). Foreign markets may be more volatile than U.S. markets. Such investments involve sovereign risk in addition to the normal risks associated with American securities. These risks include political risks, foreign taxes and exchange controls and currency fluctuations. For example, foreign portfolio investments may fluctuate in value due to changes in currency rates (i.e., the value of foreign investments would increase with a fall in the value of the dollar, and decrease with a rise in the value of the dollar) and control regulations apart from market fluctuations. The Fund may also experience delays in foreign securities settlement.

         The application of the investment policy of Decatur Income Fund and Decatur Total Return Fund will be dependent upon the judgment of Delaware Management Company, Inc. (the "Manager"). In accordance with the judgment of the Manager, the proportions of a Fund's assets invested in particular industries will vary from time to time. The securities in which a Fund invests may or may not be listed on a national stock exchange, but if they are not so listed will generally have an established over-the-counter market. While management believes that the investment objective of Decatur Income Fund and Decatur Total Return Fund can be achieved by investing primarily in common stocks, each Fund may be invested in other securities including, but not limited to, convertible securities, preferred stocks, bonds, warrants and foreign securities. Decatur Income Fund may invest up to 15% of its net assets in high yield, high risk securities. In periods during which the Manager feels that market conditions warrant a more defensive portfolio positioning, each Fund may also invest in various types of fixed-income obligations.

Blue Chip Fund will not:

         1. With respect to 75% of its total assets, Blue Chip Fund will not invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities or certificates of deposit for any such securities and cash and cash items) or purchase more than 10% of the voting securities of any one company.

         2. Blue Chip Fund will not make any investment in real estate. This restriction does preclude the Fund's purchase of securities issued by real estate investment trusts, the purchase of securities issued by companies that deal in real estate, or the investment in securities secured by real estate or interests therein.

         3. Blue Chip Fund will not sell short any security or property.

         4. Blue Chip Fund will not buy or sell commodities or commodity contracts except that the Fund may enter into futures contracts and options thereon.


         5. Blue Chip Fund will not borrow money in excess of one-third of the value of its net assets. Any borrowing will be done in accordance with the rules and regulations prescribed from time to time by the SEC with respect to open-end investment companies. Blue Chip Fund shall not issue senior securities as defined in the 1940 Act, except for notes to banks.



         6. Blue Chip Fund will not make loans. However, (i) the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities, or of other securities authorized to be purchased by the Fund's investment policies, whether or not the purchase was made upon the original issuance of the securities, and the entry into "repurchase agreements" are not to be considered the making of a loan by the Fund; and (ii) the Fund may loan securities to qualified broker/dealers or institutional investors for their use relating to short sales and other security transactions.

         7. Blue Chip Fund will not act as an underwriter of securities of other issuers, except that the Fund may acquire restricted or not readily marketable securities under circumstances where, if such securities are sold, the Fund may be deemed to be an underwriter for purposes of the 1933 Act.

         8. Blue Chip Fund will not invest more than 25% of its total assets in securities of issuers all of which conduct their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         In addition to the above fundamental investment restrictions, Blue Chip Fund has the following investment restrictions which may be amended or changed without approval of shareholders.

         1. Blue Chip Fund will not invest for the purpose of acquiring control of any company.

         2. Blue Chip Fund will not invest in securities of other investment companies, except the Fund may invest in securities of open-end, closed-end and unregistered investment companies, in accordance with the limitations contained in the Investment Company Act at the time of the investment.

         3. Blue Chip Fund will not purchase or retain the securities of any issuer which has an officer, director or security holder who is a director or officer of Equity Funds II, Inc. or of the Manager or Sub- Adviser if or so long as the directors and officers of Equity Funds II, Inc. and of the Manager and Sub- Adviser together own beneficially more than 5% of any class of securities of such issuer.

         4. Blue Chip Fund will not invest in interests in oil, gas and other mineral leases or other mineral exploration or development programs.

         5. Blue Chip Fund will not purchase securities on margin except short-term credits that may be necessary for the clearance of purchases and sales of securities.

Quantum Fund will not:

         1. With respect to 75% of its total assets, Quantum Fund will not invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities or certificates of deposit for any such securities and cash and cash items) or purchase more than 10% of the voting securities of any one company.

         2. Quantum Fund will not make any investment in real estate. This restriction does preclude the Fund's purchase of securities issued by real estate investment trusts, the purchase of securities issued by companies that deal in real estate, or the investment in securities secured by real estate or interests therein.

         3. Quantum Fund will not sell short any security or property.

         4. Quantum Fund will not buy or sell commodities or commodity contracts except that the Fund may enter into futures contracts and options thereon.


         5. Quantum Fund will not borrow money in excess of one-third of the value of its net assets. Any borrowing will be done in accordance with the rules and regulations prescribed from time to time by the SEC with respect to open-end investment companies. Quantum Fund shall not issue senior securities as defined in the 1940 Act, except for notes to banks.



         6. Quantum Fund will not make loans. However, (i) the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities, or of other securities authorized to be purchased by the Fund's investment policies, whether or not the purchase was made upon the original issuance of the securities, and the entry into "repurchase agreements" are not to be considered the making of a loan by the Fund; and (ii) the Fund may loan securities to qualified broker/dealers or institutional investors for their use relating to short sales and other security transactions.

         7. Quantum Fund will not act as an underwriter of securities of other issuers, except that the Fund may acquire restricted or not readily marketable securities under circumstances where, if such securities are sold, the Fund may be deemed to be an underwriter for purposes of the 1933 Act.

         8. Quantum Fund will not invest more than 25% of its total assets in securities of issuers all of which conduct their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         In addition to the above fundamental investment restrictions, Quantum Fund has the following investment restrictions which may be amended or changed without approval of shareholders.

         1. Quantum Fund will not invest for the purpose of acquiring control of any company.

         2. Quantum Fund will not invest in securities of other investment companies, except the Fund may invest in securities of open-end, closed-end and unregistered investment companies, in accordance with the limitations contained in the Investment Company Act at the time of the investment.

         3. Quantum Fund will not purchase or retain the securities of any issuer which has an officer, director or security holder who is a director or officer of Equity Funds II, Inc. or of the Manager or Sub- Adviser if or so long as the directors and officers of Equity Funds II, Inc. and of the Manager or Sub- Adviser together own beneficially more than 5% of any class of securities of such issuer.

         4. Quantum Fund will not invest in interests in oil, gas and other mineral leases or other mineral exploration or development programs.

         5. Quantum Fund will not purchase securities on margin except short-term credits that may be necessary for the clearance of purchases and sales of securities.

         Securities will not normally be purchased by a Fund while it has an outstanding borrowing.

         In addition, from time to time, each Fund may also engage in the following investment techniques:


         A. Rule 144A Securities--Each Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the 1933 Act. Rule 144A Securities may be freely traded among qualified institutional investors without registration under the 1933 Act.


         Investing in Rule 144A Securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. After the purchase of a Rule 144A Security, however, the Board of Directors and the Manager will continue to monitor the liquidity of that security to ensure that Decatur Income Fund and Decatur Total Return Fund each has no more than 10%, and Blue Chip Fund and Quantum Fund each has no more than 15%, of its net assets in illiquid securities.

         B. Repurchase Agreements--In order to invest its cash reserves or when in a temporary defensive posture, a Fund may enter into repurchase agreements with banks or broker/dealers deemed to be creditworthy by the Manager, under guidelines approved by the Board of Directors. A repurchase agreement is a short-term investment in which the purchaser (i.e., a Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Generally, repurchase agreements are of short duration, often less than one week, but on occasion for longer periods. Not more than 10% of the assets of each of Decatur Income Fund and Decatur Total Return Fund and 15% of the assets of each of Blue Chip Fund and Quantum Fund may be invested in repurchase agreements of over seven-days' maturity or other illiquid assets. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to a

Fund, if any, would be the difference between the repurchase price and the market value of the security. A Fund will limit its investments in repurchase agreements, to those which the Manager, under the guidelines of the Board of Directors, determines to present minimal credit risks and which are of high quality. In addition, the Fund must have collateral of at least 100% of the repurchase price, including the portion representing a Fund's yield under such agreements, which is monitored on a daily basis. Such collateral is held by the Custodian in book entry form. Such agreements may be considered loans under the 1940 Act, but the Funds consider repurchase agreements contracts for the purchase and sale of securities, and it seeks to perfect a security interest in the collateral securities so that it has the right to keep and dispose of the underlying collateral in the event of a default.

         The funds in the Delaware Group have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow the Delaware Group funds jointly to invest cash balances. Each Fund of the Company may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.


         C. Portfolio Loan Transactions--Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.


         It is the understanding of the Manager that the staff of the SEC permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to a Fund involved from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund involved; 3) the Fund must be able to terminate the loan after notice, at any time; 4) the Fund must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) the Fund may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower; however, if the directors of Equity Funds II, Inc. know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the directors to vote the proxy.

         The major risk to which a Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, each Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, under the supervision of the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.


         D. Options--Each Fund may write call options on a covered basis only and purchase put options, and will not engage in option writing strategies for speculative purposes.

Covered Call Writing

         Each Fund may write covered call options from time to time on such portion of its portfolio, without limit, as the Manager determines is appropriate in seeking to obtain the Fund's investment objective. A call option gives the purchaser of such option the right to buy, and the writer, in this case a Fund, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to a Fund of writing covered calls is that the Fund receives additional income, in the form of a premium, which may offset any capital loss or decline in market value of the security. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

         During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

         With respect to both options on actual portfolio securities owned by a Fund and options on stock indices, a Fund may enter into closing purchase transactions. A closing purchase transaction is one in which a Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

         Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.


         If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.


         The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.


         A Fund will write call options only on a covered basis, which means that Fund will own the underlying security subject to the call option at all times during the option period. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

Purchasing Put Options
         Each Fund may invest in put options, provided that each of Decatur Income Fund and Decatur Total Return Fund may invest no more than 2% of its total assets in the purchase of put options. A Fund will, at all times during which it holds a put option, own the security covered by such option.

         Each Fund may purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow a Fund to protect an unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, the Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

         A Fund may sell a put option purchased on individual portfolio securities or stock indices. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

Options on Stock Indices
         A stock index assigns relative values to the common stocks included in the index with the index fluctuating with changes in the market values of the underlying common stock.

         Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Gain or loss to a Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

         As with stock options, a Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an Exchange or it may let the option expire unexercised.


         A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the Standard & Poor's 500 ("S&P 500") or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100

("S&P 100"). Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following Exchanges among others: The Chicago Board Options Exchange, New York Stock Exchange and American Stock Exchange.


         The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in a Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Since a Fund's portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, a Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument. Accordingly, successful use of options on stock indices will be subject to the Manager's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

         Positions in stock index options may be closed out only on an Exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option. Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on a Fund's ability to effectively hedge its securities. A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

         The Funds will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets.

         E. Futures Contracts and Options on Futures Contracts--As noted in the Prospectuses, each Fund may enter into futures contracts relating to securities, securities indices, interest rates or foreign currencies. (Unless otherwise specified, interest rate futures contracts, securities and securities index futures contracts and foreign currency futures contracts are collectively referred to as "futures contracts.") Such investment strategies will be used as a hedge and not for speculation.

         As noted in the Prospectuses, each Fund may purchase and write options on the types of futures contracts, described in the Prospectuses.

         The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities in a Fund's portfolio. If the futures price at expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures price at expiration of the put option is higher than the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities which a Fund intends to purchase. If a put or call option that a Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options on futures positions, a Fund's losses from exercised options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

         A Fund may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, a Fund could, in lieu of selling futures contracts, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or part, by a profit on the option. If the market decline does not occur, the Fund will suffer a loss equal to the price of the put. Where it is projected that the value of securities to be acquired by a Fund will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, the Fund could purchase call options on futures contracts, rather than purchasing the underlying futures contracts. If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call. However, if the market declines, the Fund will suffer a loss equal to the price of the call, but the securities which the Fund intends to purchase may be less expensive.

         In addition, from time to time, Blue Chip Fund and Quantum Fund each may engage in the following investment techniques:

         A. Foreign and Emerging Market Securities--Each Fund has the ability to purchase securities in any foreign country. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations. These risks are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations.

         In addition, in many countries, there is substantially less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Consequently, financial data about foreign companies may not accurately reflect the real condition of those issuers and securities markets.

         Further, a Fund may encounter difficulty or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, and may be subject to administrative uncertainties. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States, and capital requirements for brokerage firms are generally lower. The foreign securities markets of many of the countries in which a Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

         Each Fund may also invest in securities of issuers located in emerging market nations. Compared to the United States and other developed countries, emerging countries may have volatile social conditions, relatively unstable governments and political systems, economies based on only a few industries and economic structures that are less diverse and mature, and securities markets that trade a small number of securities, which can result in a low or nonexistent volume of trading. Prices in these securities markets tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging countries. Further, investments and opportunities for investments by foreign investors are subject to a variety of national policies and restrictions in many emerging countries. Also, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain governmental consents. Countries such as those in which a Fund may invest have historically experienced and may continue to experience, substantial, and in some periods extremely high rates of inflation for many years, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Other factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government's policy towards the International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.

         There has been in the past, and there may be again in the future, an interest equalization tax levied by the United States in connection with the purchase of foreign securities such as those purchased by a Fund. Payment of such interest equalization tax, if imposed, would reduce the Fund's rate of return on its investment. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on such investments as compared to dividends paid to the Fund by United States corporations. Special rules govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules generally include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury Regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option and similar financial instruments other than any "regulated futures contract" or "nonequity option" marked to market. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules, if they are or would be treated as sold for their fair market value at year-end under the marking to market rules applicable to other futures contracts, unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. Certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended (the "Code"), and the Treasury Regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. The income tax effects of integrating and treating a transaction as a single transaction are generally to create a synthetic debt instrument that is subject to the original discount provisions. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts a Fund may make or enter into will be subject to the special currency rules described above.

         B. Foreign Currency Transactions--Although each Fund values its assets daily in terms of U.S. dollars, they do not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. A Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. The Fund will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

         A Fund may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

         When the Sub-Adviser believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, a Fund may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency.

         A Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

         At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions. With respect to forward foreign currency contracts, the precise matching of forward contract amounts and the value of the securities involved is generally not possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency strategy is highly uncertain.

         It is impossible to forecast the market value of Fund securities at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of a security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

         C. Investment Company Securities--Any investments that a Fund makes in either closed-end or open-end investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's current limitations, a Fund may not (1) own more than 3% of the voting stock of another investment company; (2) invest more than 5% of the Fund's total assets in the shares of any one investment company; nor (3) invest more than 10% of the Fund's total assets in shares of other investment companies. If a Fund elects to limit its investment in other investment companies to closed-end investment companies, the 3% limitation described above is increased to 10%. These percentage limitations also apply to the Fund's investments in unregistered investment companies.

         D. Unseasoned Companies--Each Fund may invest in relatively new or unseasoned companies which are in their early stages of development, or small companies positioned in new and emerging industries where the opportunity for rapid growth is expected to be above average. Securities of unseasoned companies present greater risks than securities of larger, more established companies. The companies in which a Fund may invest may have relatively small revenues, limited product lines, and may have a small share of the market for their products or services. Small companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing or favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due these and other factors, small companies may suffer significant losses as well as realize substantial growth, and investments in such companies tend to be volatile and are therefore speculative.

         In addition, as a matter of non-fundamental policy, Quantum Fund will adhere to a Social Criteria strategy:

         The Sub-Adviser will utilize the Social Investment Database published by KLD in determining whether a company is engaged in any activity precluded by the Fund's Social Criteria. The Social Investment Database reflects KLD's determination of the extent to which a company's involvement in the activities prohibited by the Social Criteria is significant enough to merit a concern or a major concern. Significance may be determined on the basis of percentage of revenue generated by, or the size of the operations attributable to, activities related to such Social Criteria, or other factors selected by KLD. The social screening undergoes continual refinement and modification.

         Pursuant to the Social Criteria presently in effect, the Fund will not knowingly invest in or hold securities of companies which engage in:

          1. Activities which result or are likely to result in damage to the natural environment;

          2. The production of nuclear power, the design or construction of nuclear power plants, or the manufacture or equipment for the production of nuclear power;

          3.   The manufacture of, or contracting for, military weapons; or

          4.   The liquor, tobacco or gambling industries.

         Because of its Social Criteria, the Fund may not be able to take the same advantage of certain investment opportunities as do funds which do not have Social Criteria. Only securities of companies not excluded by any of the Social Criteria will be eligible for consideration for purchase by the Fund according to its objective and policies described in the Prospectus.

         The Fund will commence the orderly sale of securities of a company when it is determined by the Sub-Adviser that such company no longer adheres to the Social Criteria. The Fund will sell such securities in a manner so as to minimize any adverse affect on the Fund's assets. Typically, such sales will be made within 90 days from the date of the Sub-Adviser's determination, unless a sale within the 90 day period would produce a significant loss to the overall value of the Fund's assets.

ACCOUNTING AND TAX ISSUES

         When a Fund writes a call option, an amount equal to the premium received by it is included in the section of the Fund's assets and liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has written expires on its stipulated expiration date, the Fund reports a realized gain. If a Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. Any such gain or loss is a short-term capital gain or loss for federal income tax purposes. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.


         Other Tax Requirements--Decatur Income Fund and Decatur Total Return Fund have qualified, and intend to continue to qualify, and Blue Chip Fund and Quantum Fund intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund must meet several requirements to maintain its status as a regulated investment company. Among these requirements are that at least 90% of its investment company taxable income be derived from dividends, interest, payment with respect to securities loans and gains from the sale or disposition of securities; that at the close of each quarter of its taxable year at least 50% of the value of its assets consists of cash and cash items, government securities, securities of other regulated investment companies and, subject to certain diversification requirements, other securities; and that less than 30% of its gross income be derived from sales of securities held for less than three months.


         The requirement that not more than 30% of a Fund's gross income be derived from gains from the sale or other disposition of securities held for less than three months may restrict the Fund in its ability to write covered call options on securities which it has held less than three months, to write options which expire in less than three months, to sell securities which have been held less than three months and to effect closing purchase transactions with respect to options which have been written less than three months prior to such transactions. Consequently, in order to avoid realizing a gain within the three-month period, a Fund may be required to defer the closing out of a contract beyond the time when it might otherwise be advantageous to do so.

         The straddle rules of Section 1092 may apply. Generally, the straddle provisions require the deferral of losses to the extent of unrecognized gains related to the offsetting positions in the straddle. Excess losses, if any, can be recognized in the year of loss. Deferred losses will be carried forward and recognized in the following year, subject to the same limitation.

PERFORMANCE INFORMATION

         From time to time, each Fund may state each of its Classes' total return in advertisements and other types of literature. Any statement of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-, five- and ten-year (or life-of-fund, if applicable) periods. Each Fund may also advertise aggregate and average total return information for its Classes over additional periods of time.


         Total return performance for each Class will be computed by adding all reinvested income and realized securities profits distributions plus the change in net asset value during a specific period and dividing by the offering price at the beginning of the period. It will not reflect any income taxes payable by shareholders on the reinvested distributions included in the calculation. Because securities prices fluctuate, past performance should not be considered as a representation of the results which may be realized from an investment in either Fund in the future.

         In presenting performance information for Class A Shares, the Limited CDSC applicable to only certain redemptions of those shares will not be deducted from any computation of total return. See the Prospectuses for the Fund Classes for a description of the Limited CDSC and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares of the Funds.


         The average annual total rate of return for each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:

                                      n
                               P(1 + T)  = ERV

         Where:      P  =     a hypothetical initial purchase order of $1,000
                              from which, in the case of only Class A Shares, the maximum front-end sales charge is deducted;

                     T  =     average annual total return;

                     n  =     number of years; and

                   ERV  =     redeemable value of the hypothetical $1,000
                              purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.






         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to Class A Shares and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.


         The performance of Class A Shares, Class B Shares, Class C Shares and the Institutional Class of Decatur Income Fund and Decatur Total Return Fund, as shown below, is the average annual total return quotations through November 30, 1996, computed as described above.


         The average annual total return for Class A Shares at offer reflects the maximum front-end sales charge of 4.75% paid on the purchase of shares. The average annual total return for Class A Shares at net asset value (NAV) does not reflect the payment of any front-end sales charge. Pursuant to applicable regulation, total return shown for the Institutional Classes for the periods prior to the commencement of operations of such Classes is calculated by taking the performance of the respective Class A Shares and adjusting it to reflect the elimination of all sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 payments by Decatur Total Return Fund, and performance for Decatur Total Return Fund Institutional Class would have been affected had such an adjustment been made.

          The average annual total return for Class B Shares and Class C Shares including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at November 30, 1996. The average annual total return for Class B Shares and Class C Shares excluding deferred sales charge assumes the shares were not redeemed at November 30, 1996 and therefore does not reflect the deduction of a CDSC.

         Securities prices fluctuated during the periods covered and past results should not be considered as representative of future performance.





                                                              Average Annual Total Return
                                                                  Decatur Income Fund
                                                Class A
                                             Shares(1)(2)(3)        Class A Shares         Institutional
                                               (at Offer)             (at NAV)(3)            Class(4)
          1 year ended 11/30/96                  18.57%                 24.47%                24.65%

          3 years ended 11/30/96                 15.59%                 17.48%                17.62%

          5 years ended 11/30/96                 15.43%                 16.56%                16.65%

          10 years ended 11/30/96                11.55%                 12.09%                12.13%

          15 years ended 11/30/96                14.71%                 15.09%                15.11%

          3/18/57(5) through 11/30/96            12.19%                 12.32%                12.33%



(1) On May 2, 1994, the maximum front-end sales charge was reduced from 8.50% to 5.75%.

(2) Effective November 29, 1995, the maximum front-end sales charge was reduced from 5.75% to 4.75%. The above performance numbers are calculated using 4.75% as the applicable sales charge for all time periods, and are more favorable than they would have been had they been calculated using the former front-end sales charges.

(3) Performance figures reflect the applicable Rule 12b-1 distribution expenses that apply on and after May 2, 1994.


(4) Date of initial public offering of Decatur Income Fund Institutional Class was January 13, 1994.

(5)  Date of initial public offering of Decatur Income Fund A Class.


                                                               Average Annual Total Return
                                                                   Decatur Income Fund


                            Class B Shares        Class B Shares                          Class C Shares       Class C Shares
                              (Including            (Excluding                              (Including           (Excluding
                               Deferred              Deferred                                Deferred             Deferred
                             Sales Charge)         Sales Charge)                           Sales Charge)        Sales Charge)
          1 year ended                                                 1 year ended
          11/30/96              19.43%                23.43%           11/30/96               22.47%               23.47%
          Period                                                       Period
          9/6/94(1)                                                    11/29/95(2)
          through                                                      through
          11/30/96              19.46%                20.53%           11/30/96               23.23%               23.23%

(1)  Date of initial public offering of Decatur Income Fund B Class.

(2)  Date of initial public offering of Decatur Income Fund C Class.



                                                              Average Annual Total Return
                                                               Decatur Total Return Fund

                                             Class A Shares         Class A Shares         Institutional
                                              (at Offer)(1)            (at NAV)              Class(2)

          1 year ended 11/30/96                  18.95%                 24.89%                25.24%

          3 years ended 11/30/96                 16.99%                 18.91%                19.24%

          5 years ended 11/30/96                 15.97%                 17.10%                17.33%

          10 years ended 11/30/96                12.54%                 13.08%                13.19%

          Period 8/27/86(3)
          through 11/30/96                       13.03%                 13.57%                13.68%


(1) Effective November 29, 1995, the maximum front-end sales charge was reduced from 5.75% to 4.75%. The above performance numbers are calculated using 4.75% as the applicable sales charge for all time periods, and are more favorable than they would have been had they been calculated using the former front-end sales charges.


(2) Date of initial public offering of Decatur Total Return Fund Institutional Class was July 26, 1993.

(3)  Date of initial public offering of Decatur Total Return Fund A Class.




                                                               Average Annual Total Return
                                                                Decatur Total Return Fund

                            Class B Shares        Class B Shares                          Class C Shares       Class C Shares
                              (Including            (Excluding                              (Including           (Excluding
                               Deferred              Deferred                                Deferred             Deferred
                             Sales Charge)         Sales Charge)                           Sales Charge)        Sales Charge)

          1 year ended                                                 1 year ended
          11/30/96              20.01%                24.01%           11/30/96               23.04%               24.04%

          Period                                                       Period
          9/6/94(1)                                                    11/29/95(2)
          through                                                      through
          11/30/96              21.30%                22.35%           11/30/96               23.90%               23.90%

(1)  Date of initial public offering of Decatur Total Return Fund B Class.

(2)  Date of initial public offering of Decatur Total Return Fund C Class.


         Total return information regarding Blue Chip Fund and Quantum Fund is not shown because such shares were not offered to be public until the date of this Part B.


         As stated in the Funds' Prospectuses, Decatur Income Fund and Decatur Total Return Fund may also quote their respective Classes' current yield in advertisements and investor communications.

         The yield computation is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the resulting figure, according to the following formula:

                                          a--b     6
                            YIELD = 2[(-------- + 1)  -- 1]
                                            cd

          Where:     a   =    dividends and interest earned during the period;

                     b   =    expenses accrued for the period (net of
                              reimbursements);

                     c   =    the average daily number of shares outstanding
                              during the period that were entitled to receive dividends;

                     d   =    the maximum offering price per share on the last
                              day of the period.

         The above formula will be used in calculating quotations of yield of each Class, based on specified 30-day periods identified in advertising by the Funds. The yields of each Class of Decatur Income Fund and Decatur Total Return Fund as of November 30, 1996 were as follows:

                              Decatur Income Fund    Decatur Total Return Fund

   Class A Shares                    2.87%                     1.84%
   Class B Shares                    2.18%                     1.22%
   Class C Shares                    2.18%                     1.22%
   Institutional Class Shares        3.18%                     2.22%

         Yield calculations assume the maximum front-end sales charge, if any, and do not reflect the deduction of any contingent deferred sales charge. Actual yield on Class A Shares may be affected by variations in front-end sales charges on investments. Information regarding the performance of each Class of Blue Chip Fund and Quantum Fund is not shown because such shares were not offered to the public until the date of this Part B.

         Past performance, such as reflected in quoted yields, should not be considered as a representation of the results which may be realized from an investment in any class of the Funds in the future. Investors should note that the income earned and dividends paid by each Fund will vary with the fluctuation of interest rates and performance of the portfolio.


         Decatur Fund's investment strategy relies on the consistency, reliability and predictability of corporate dividends. Dividends tend to rise over time, despite market conditions, and keep pace with rising prices; they are paid out in "current" dollars. And, just as important, current dividend income can help lessen the effects of adverse market conditions. Decatur Fund's dividend discipline, coupled with the potential for capital gains, seeks to provide investors with a consistently higher total-rate-of-return over time.

         In 1972, Delaware Investment Advisers, a division of the Manager, offered the time-proven Decatur investment style to the institutional investing community. As of December 31, 1996, Delaware Investment Advisers managed approximately $20 billion in institutional assets under management in that style.

         From time to time, each Fund may also quote its Classes' actual total return performance, dividend results and other performance information in advertising and other types of literature and may compare that information to, or may separately illustrate similar information reported by, the S&P 500 Stock Index and the Dow Jones Industrial Average and other unmanaged indices.

         The S&P 500 Stock Index and the Dow Jones Industrial Average are industry-accepted unmanaged indices of stocks which are representative of and used to measure broad stock market performance. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. In seeking a particular investment objective, a Fund's portfolio may include common stocks considered by the Manager to be more aggressive than those tracked by these indices.

         From time to time, each Fund may also quote actual total return performance of its Classes in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. For example, the performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts as monitored by Bank Rate Monitor, and those of generally-accepted corporate bond and government security price indices of various durations prepared by Lehman Brothers and Salomon Brothers, Inc. These indices are not managed for any investment goal.

         Statistical and performance information and various indices compiled and maintained by organizations such as the following may also be used in preparing exhibits comparing certain industry trends and competitive mutual fund performance to comparable activity and performance of the Funds and in illustrating general financial planning principles. From time to time, certain mutual fund performance ranking information, calculated and provided by these organizations, may also be used in the promotion of sales of each Fund. Any indices used are not managed for any investment goal.


         CDA Technologies, Inc., Lipper Analytical Services, Inc. and Morningstar, Inc. are performance evaluation services that maintain statistical performance databases, as reported by a diverse universe of independently- managed mutual funds.

         Ibbotson Associates, Inc. is a consulting firm that provides a variety of historical data including total return, capital appreciation and income on the stock market as well as other investment asset classes, and inflation. With their permission, this information will be used primarily for comparative purposes and to illustrate general financial planning principles.

         Interactive Data Corporation is a statistical access service that maintains a database of various international industry indicators, such as historical and current price/earning information, individual equity and fixed-income price and return information.

         Compustat Industrial Databases, a service of Standard & Poor's, may also be used in preparing performance and historical stock and bond market exhibits. This firm maintains fundamental databases that provide financial, statistical and market information covering more than 7,000 industrial and non-industrial companies.

         Russell Indexes is an investment analysis service that provides both current and historical stock performance information, focusing on the business fundamentals of those firms issuing the security.

         Salomon Brothers and Lehman Brothers are statistical research firms that maintain databases of international market, bond market, corporate and government-issued securities of various maturities. This information, as well as unmanaged indices compiled and maintained by these firms, will be used in preparing comparative illustrations. In addition, the performance of multiple indices compiled and maintained by these firms may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which the Funds may invest and the assumptions that were used in calculating the blended performance will be described.


         Comparative information on the Consumer Price Index may also be included. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

         The following tables are examples, for purposes of illustration only, of cumulative total return performance for Class A Shares, Class B Shares, Class C Shares and Institutional Classes of Decatur Income Fund and Decatur Total Return Fund through November 30, 1996. Pursuant to applicable regulation, total return shown for the Institutional Classes for the periods prior to the commencement of operations of such Classes is calculated by taking the performance of the respective Class A Shares and adjusting it to reflect the elimination of all sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 payments by Decatur Total Return Fund, and performance for Decatur Total Return Fund Institutional Class would have been affected had such an adjustment been made. For these purposes, the calculations assume the reinvestment of any realized securities profits distributions and income dividends paid during the indicated periods, but does not reflect any income taxes payable by shareholders on the reinvested distributions. The performance of Class A Shares reflects the maximum front-end sales charge paid on the purchases of shares but may also be shown without reflecting the impact of any front-end sales charge. The performance of Class B Shares and Class C Shares is calculated both with the applicable CDSC included and excluded. Comparative information on the S & P 500 Stock Index and the Dow Jones Industrial Average is also included.

                             Cumulative Total Return
                               Decatur Income Fund




                                               Class A
                                           Shares(1)(2)(3)       Institutional          S&P 500            Dow Jones
                                             (at Offer)            Class(4)            Index(5)          Industrial(5)
          3 months ended 11/30/96              7.22%               12.56%             16.75%               16.76%

          6 months ended 11/30/96              7.17%(6)            12.63%             14.38%               16.86%

          9 months ended 11/30/96             11.26%               16.91%             20.20%               20.87%

          1 year ended 11/30/96               18.57%               24.65%             27.86%               31.39%

          3 years ended 11/30/96              54.44%               62.73%             76.90%               90.84%

          5 years ended 11/30/96             104.89%              115.95%            130.70%              157.51%

          10 years ended 11/30/96            198.36%              214.32%            311.36%              367.40%

          15 years ended 11/30/96            683.74%              725.83%            919.23%            1,155.10%

          3/18/57(7) through 11/30/96      9,516.48%           10,032.89%            N/A                  N/A



(1) On May 2, 1994, the maximum front-end sales charge was reduced from 8.50% to 5.75%.

(2) Effective November 29, 1995, the maximum front-end sales charge was reduced to 4.75% from 5.75%. The above performance figures are calculated using 4.75% as the applicable sales charge for all periods, and are more favorable than they would have been had they been calculated using the former sales charges.

(3) Performance figures for periods after May 1, 1994 reflect applicable Rule 12b-1 distribution expenses. Future performance will be affected by such expenses.


(4) Date of initial public offering of Decatur Income Fund Institutional Class was January 13, 1994.


(5)  Source: Interactive Data Corp.


(6) For the six months ended November 30, 1996, cumulative total return for Decatur Income Fund A Class at net asset value was 7.17%.

(7)  Date of initial public offering of Decatur Income Fund A Class.

                             Cumulative Total Return
                               Decatur Income Fund

                                           Class B Shares       Class B Shares
                                             (Including           (Excluding
                                              Deferred             Deferred             S&P 500            Dow Jones
                                            Sales Charge)        Sales Charge)         Index(1)         Industrial(1)
3 months ended 11/30/96                        8.34%               12.34%             16.75%               16.76%

6 months ended 11/30/96                        8.09%               12.09%             14.38%               16.86%

9 months ended 11/30/96                       12.09%               16.09%             20.20%               20.87%

1 year ended 11/30/96                         19.43%               23.43%             27.86%               31.39%

Period 9/6/94(2)
through 11/30/96                              48.81%               51.81%             68.26%               76.28%



(1)  Source: Interactive Data Corp.


(2)  Date of initial public offering of Decatur Income Fund B Class.



                             Cumulative Total Return
                               Decatur Income Fund


                                           Class C Shares       Class C Shares
                                             (Including           (Excluding
                                              Deferred             Deferred             S&P 500            Dow Jones
                                            Sales Charge)        Sales Charge)         Index(1)         Industrial(1)
3 months ended 11/30/96                       11.36%               12.36%             16.75%               16.76%

6 months ended 11/30/96                       11.04%               12.04%             14.38%               16.86%

9 months ended 11/30/96                       15.09%               16.09%             20.20%               20.87%

1 year ended 11/30/96                         22.47%               23.47%             27.86%               31.39%

Period 11/29/95(2)
through 11/30/96                              23.37%               23.37%             27.85%               31.50%


(1)  Source: Interactive Data Corp.


(2)  Date of initial public offering of Decatur Income Fund C Class.

                             Cumulative Total Return
                            Decatur Total Return Fund



                                           Class A Shares        Institutional          S&P 500            Dow Jones
                                            (at Offer)(1)          Class(2)            Index(3)          Industrial(3)
          3 months ended 11/30/96              8.22%               13.70%             16.75%               16.76%

          6 months ended 11/30/96              7.85%(4)            13.41%             14.38%               16.86%

          9 months ended 11/30/96             11.75%               17.61%             20.20%               20.87%

          1 year ended 11/30/96               18.95%               25.24%             27.86%               31.39%

          3 years ended 11/30/96              60.12%               69.56%             76.90%               90.84%

          5 years ended 11/30/96             109.76%              122.32%            130.70%              157.51%

          10 years ended 11/30/96            225.77%              245.29%            311.36%              367.40%

          Period 8/27/86(5)
          through 11/30/96                   251.47%              272.82%            308.99%              376.51%



(1) Effective November 29, 1995, the maximum front-end sales charge was reduced to 4.75% from 5.75%. The above performance figures are calculated using 4.75% as the applicable sales charge for all periods, and are more favorable than they would have been had they been calculated using the former sales charges.


(2) Date of initial public offering of Decatur Total Return Fund Institutional Class was July 26, 1993.


(3)  Source: Interactive Data Corp.


(4) For the six months ended November 30, 1996, cumulative total return at net asset value for Decatur Total Return Fund A Class was 7.85%.

(5)  Date of initial public offering of Decatur Total Return Fund A Class.


                             Cumulative Total Return
                            Decatur Total Return Fund

                                           Class B Shares       Class B Shares
                                             (Including           (Excluding
                                              Deferred             Deferred            S&P 500             Dow Jones
                                            Sales Charge)        Sales Charge)         Index(1)         Industrial(1)
          3 months ended 11/30/96              9.36%               13.36%             16.75%               16.76%

          6 months ended 11/30/96              8.78%               12.78%             14.38%               16.86%

          9 months ended 11/30/96             12.66%               16.66%             20.20%               20.87%

          1 year ended 11/30/96               20.01%               24.01%             27.86%               31.39%

          Period 9/6/94(2)
          through 11/30/96                    53.99%               56.99%             68.26%               76.28%



(1)  Source: Interactive Data Corp.


(2)  Date of initial public offering of Decatur Total Return Fund B Class.

                             Cumulative Total Return
                            Decatur Total Return Fund


                                           Class C Shares       Class C Shares
                                             (Including           (Excluding
                                              Deferred             Deferred             S&P 500            Dow Jones
                                            Sales Charge)        Sales Charge)         Index(1)         Industrial(1)
3 months ended 11/30/96                       12.39%               13.39%             16.75%               16.76%

6 months ended 11/30/96                       11.80%               12.80%             14.38%               16.86%

9 months ended 11/30/96                       15.70%               16.70%             20.20%               20.87%

1 year ended 11/30/96                         23.04%               24.04%             27.86%               31.39%

Period 11/29/95(2)
through 11/30/96                              24.04%               24.04%             27.85%               31.50%



(1)  Source: Interactive Data Corp.


(2)  Date of initial public offering of Decatur Total Return Fund C Class.


         See Appendix C - Performance Overview for additional performance information of Decatur Income Fund.


         Because every investor's goals and risk threshold are different, the Distributor, as distributor for the Funds and other mutual funds in the Delaware Group, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the Manager's overriding investment philosophy and how that philosophy impacts a Fund's, and other Delaware Group funds', investment disciplines employed in seeking their objectives. The Distributor may also from time to time cite general or specific information about the institutional clients of the Manager, including the number of such clients serviced by the Manager.

THE POWER OF COMPOUNDING
         When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding and the following chart illustrates just how powerful it can be.

COMPOUNDED RETURNS
         Results at various assumed fixed rates of return on a $10,000 investment compounded monthly for 10 years:

                             9% Rate             11% Rate          13% Rate
                             of Return           of Return         of Return
                             ---------           ---------         ---------

              1 year         $10,938             $11,157           $11,380
             2 years         $11,964             $12,448           $12,951
             3 years         $13,086             $13,889           $14,739
             4 years         $14,314             $15,496           $16,773
             5 years         $15,657             $17,289           $19,089
             6 years         $17,126             $19,290           $21,723
             7 years         $18,732             $21,522           $24,722
             8 years         $20,489             $24,013           $28,134
             9 years         $22,411             $26,791           $32,018
            10 years         $24,514             $29,892           $36,437

         Results at various assumed fixed rates of return on a $10,000 investment compounded quarterly for 10 years:

                        8% Rate       10% Rate      12% Rate      14% Rate
                        of Return     of Return     of Return     of Return
                        ---------     ---------     ---------     ---------

         1 year         $10,824       $11,038        $11,255       $11,475
        2 years         $11,717       $12,184        $12,668       $13,168
        3 years         $12,682       $13,449        $14,258       $15,111
        4 years         $13,728       $14,845        $16,047       $17,340
        5 years         $14,859       $16,386        $18,061       $19,898
        6 years         $16,084       $18,087        $20,328       $22,833
        7 years         $17,410       $19,965        $22,879       $26,202
        8 years         $18,845       $22,038        $25,751       $30,067
        9 years         $20,399       $24,325        $28,983       $34,503
       10 years         $22,080       $26,851        $32,620       $39,593


         These figures are calculated assuming a fixed constant investment return and assume no fluctuation in the value of principal. These figures, which do not reflect payment of applicable taxes or sales charges, are not intended to be a projection of investment results and do not reflect the actual performance results of any of the Classes.

TRADING PRACTICES AND BROKERAGE

         Equity Funds II, Inc. selects brokers or dealers to execute transactions on behalf of a Fund for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. Some trades are made on a net basis where a Fund either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, the Fund involved pays reasonably competitive brokerage commission rates based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Fund pays a minimal share transaction cost when the transaction presents no difficulty.


         During the fiscal years ended November 30, 1994, 1995 and 1996, the aggregate dollar amounts of brokerage commissions paid by Decatur Income Fund were $3,843,614, $3,039,414 and $4,041,197, respectively. During the same periods, the aggregate dollar amounts of brokerage commissions paid by Decatur Total Return Fund were $895,815, $1,150,026 and $1,488,884, respectively.


         The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.


         During the fiscal year ended November 30, 1996, portfolio transactions of Decatur Income Fund and Decatur Total Return Fund in the amounts of $563,577,586 and $250,606,532, respectively, resulting in brokerage commissions of $735,196 and $339,613, respectively, were directed to brokers for brokerage and research services provided.

         As provided in the 1934 Act and each Fund's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Funds believe that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to a Fund and to other funds in the Delaware Group. Subject to best price and execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.


         The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and Equity Funds II, Inc.'s Board of Directors that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. (the "NASD"), and subject to seeking best price and execution, the Funds may place orders with broker/dealers that have agreed to defray certain Fund expenses such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of a Fund as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.


Portfolio Turnover
         Portfolio trading will be undertaken principally to accomplish a Fund's objective in relation to anticipated movements in the general level of interest rates. The Funds are free to dispose of portfolio securities at any time, subject to complying with the Code and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the investment objective. The Funds will not attempt to achieve or be limited to a predetermined rate of portfolio turnover, such a turnover always being incidental to transactions undertaken with a view to achieving a Fund's investment objective. However, it is generally anticipated that a Fund's portfolio turnover rate will be less than 100%,

         The degree of portfolio activity may affect brokerage costs of a Fund and taxes payable by a Fund's shareholders to the extent of any net realized capital gains. Each Fund's portfolio turnover rate is not expected to exceed 100%; however, under certain market conditions a Fund may experience a rate of portfolio turnover which could exceed 100%. Each Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by such Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less. A turnover rate of 100% would occur, for example, if all the investments in a Fund's portfolio at the beginning of the year were replaced by the end of the year.

         During the past two fiscal years, Decatur Income Fund's portfolio turnover rates were 74% and 101%, respectively, and Decatur Total Return Fund's portfolio turnover rates were 81% and 87%, respectively.


         Each Fund may hold securities for any period of time. A Fund's portfolio turnover will be increased if the Fund writes a large number of call options which are subsequently exercised. The portfolio turnover rate also may be affected by cash requirements from redemptions and repurchases of Fund shares. Total brokerage costs generally increase with higher portfolio turnover rates.

PURCHASING SHARES


         The Distributor serves as the national distributor for each Fund's classes of shares - Class A Shares, Class B Shares, Class C Shares and the Institutional Class, and has agreed to use its best efforts to sell shares of each Fund. See the Prospectuses for additional information on how to invest. Shares of the Funds are offered on a continuous basis, and may be purchased through authorized investment dealers or directly by contacting Equity Funds II, Inc. or the Distributor.

         The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of such classes generally must be at least $100. The initial and subsequent minimum investments for Class A Shares will be waived for purchases by officers, directors and employees of any Delaware Group fund, the Manager or the Sub-Adviser or any of the their affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Delaware Group Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner Strategy selected. There are no minimum purchase requirements for the Funds' Institutional Classes, but certain eligibility requirements must be satisfied.


         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. See Investment Plans for purchase limitations applicable to retirement plans. Equity Funds II, Inc. will reject any purchase order for more than $250,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.


         Selling dealers are responsible for transmitting orders promptly. Equity Funds II, Inc. reserves the right to reject any order for the purchase of shares of a Fund if in the opinion of management such rejection is in such Fund's best interests.

         The NASD has adopted Rules of Fair Practice, as amended, relating to investment company sales charges. Equity Funds II, Inc. and the Distributor intend to operate in compliance with these rules.


         Class A Shares are purchased at the offering price which reflects a maximum front-end sales charge of 4.75%; however, lower front-end sales charges apply for larger purchases. See the table below. Class A Shares are also subject to annual 12b-1 Plan expenses.


         Class B Shares are purchased at net asset value and are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares under Classes of Shares in the Fund Classes' Prospectuses.

         Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.

         Institutional Class shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge or 12b-1 Plan expenses. See Determining Offering Price and Net Asset Value and Plans Under Rule 12b-1 for the Fund Classes in this Part B.

         Class A Shares, Class B Shares, Class C Shares and Institutional Class shares represent a proportionate interest in a Fund's assets and will receive a proportionate interest in that Fund's income, before application, as to Class A, Class B and Class C Shares, of any expenses under that Fund's 12b-1 Plans.

         Certificates representing shares purchased are not ordinarily issued unless, in the case of Class A Shares or Institutional Class shares, a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing shares purchased by sending a letter to the Transfer Agent requesting the certificate. No charge is assessed by Equity Funds II, Inc. for any certificate issued. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements
         The alternative purchase arrangements of Class A, Class B and Class C Shares of each Fund permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares of a Fund and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares or to purchase either Class B or Class C Shares of a Fund and have the entire initial purchase amount invested in the Fund with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares.
Unlike Class B Shares, Class C Shares do not convert to another class.


Class A Shares
         Purchases of $100,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the accompanying table, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features -- Class A Shares, below, for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.





                                                      Decatur Income Fund
                                                   Decatur Total Return Fund
                                                        Blue Chip Fund
                                                         Quantum Fund
                                                        Class A Shares
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Dealer's
                                                                                                        Commission***
                                           Front-End Sales Charge as a % of                               as % of
                                        Offering                        Amount                           Offering
Amount of Purchase                      Price                           Invested**                         Price
-------------------------------------------------------------------------------------------------------------------------------
                                                                  Decatur
                                                    Decatur       Total      Blue
                                                    Income        Return     Chip           Quantum
                                                    Fund          Fund       Fund           Fund
Less than $100,000                     4.75%         4.97%        4.97%      4.94%           4.94%        4.00%

$100,000 but under $250,000            3.75          3.89         3.88       3.88            3.88         3.00

$250,000 but under $500,000            2.50          2.58         2.57       2.59            2.59         2.00

$500,000 but under $1,000,000*         2.00          2.02         2.05       2.00            2.00         1.60

* There is no front-end sales charge on purchases of $1 million or more of Class A Shares but, under certain limited circumstances, a 1% contingent deferred sales charge may apply upon redemption of such shares. The contingent deferred sales charge ("Limited CDSC") that may be applicable arises only in the case of certain shares that were purchased at net asset value and triggered the payment of a dealer's commission.


** In the case of Decatur Income Fund and Decatur Total Return Fund, based on the net asset value per share of the respective Fund's Class A Shares as of the end of Equity Funds II, Inc.'s most recent fiscal year. In the case of Blue Chip Fund and Quantum Fund, based on an initial net asset value of $8.50 per share.


*** Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.
--------------------------------------------------------------------------------


         A Fund must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by such Fund. Such reduced front-end sales charges are not retroactive.


         From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charges shown above. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.
--------------------------------------------------------------------------------

         Certain dealers who enter into an agreement to provide extra training and information on Delaware Group products and services and who increase sales of Delaware Group funds may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws.

Dealer's Commission
         For initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are effected in accordance with the following schedule:

                                                           Dealer's Commission
                                                           -------------------
                                                           (as a percentage of
             Amount of Purchase                               amount purchased)
             ------------------

             Up to $2 million                                     1.00%
             Next $1 million up to $3 million                     0.75
             Next $2 million up to $5 million                     0.50
             Amount over $5 million                               0.25

         In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Group funds as to which a Limited CDSC applies (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Fund Classes' Prospectuses) may be aggregated with those of Class A Shares of a Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

         An exchange from other Delaware Group funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange in the Prospectuses for the Fund Classes for a list of the instances in which the CDSC is waived.

         The following table sets forth the rates of the CDSC for Class B Shares of each Fund:

                                                         Contingent Deferred
                                                         Sales Charge (as a
                                                         Percentage of
                                                         Dollar Amount
               Year After Purchase Made                  Subject to Charge)
               ------------------------                  ------------------

                        0-2                                    4%
                        3-4                                    3%
                        5                                      2%
                        6                                      1%
                        7 and thereafter                       None

During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of the same Fund. See Automatic Conversion of Class B Shares under Classes of Shares in the Fund Classes' Prospectuses. Such conversion will constitute a tax-free exchange for federal income tax purposes. See Taxes in the Prospectuses for the Fund Classes.


Plans Under Rule 12b-1 for the Fund Classes
         Pursuant to Rule 12b-1 under the 1940 Act, Equity Funds II, Inc. has adopted a separate plan for each of the Class A Shares, Class B Shares and Class C Shares of each Fund (the "Plans"). Each Plan permits the relevant Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the class of shares to which the Plan applies. The Plans do not apply to Institutional Classes of shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of shares of Institutional Classes. Shareholders of Institutional Classes may not vote on matters affecting the Plans.


         The Plans permit a Fund, pursuant to its Distribution Agreement, to pay out of the assets of the Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. The Plan expenses relating to Class B and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.


         In addition, each Fund may make payments out of the assets of Class A, Class B and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such classes.

         The maximum aggregate fee payable by a Fund under its Plans, and a Fund's Distribution Agreements, is on an annual basis, up to 0.30% of the Class A Shares' average daily net assets for the year, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and the Class C Shares' average daily net assets for the year. Equity Funds II, Inc.'s Board of Directors may reduce these amounts at any time.

         Although the maximum fee payable under the 12b-1 Plan relating to Decatur Income Fund A Class is 0.30% of average daily net assets of such class, the Board of Directors has determined that the annual fee, payable on a monthly basis, under the Plan relating to Decatur Income Fund A Class, will be equal to the sum of: (i) the amount obtained by multiplying 0.30% by the average daily net assets represented by Decatur Income Fund A Class shares that were or are acquired by shareholders on or after May 2, 1994, and (ii) the amount obtained by multiplying 0.10% by the average daily net assets represented by Decatur Income Fund A Class shares that were acquired before May 2, 1994. While this is the method to be used to calculate the 12b-1 fees to be paid by Decatur Income Fund A Class under its Plan, the fee is a Class A Shares' expense so that all shareholders of Decatur Income Fund A Class, regardless of when they purchased their shares, will bear 12b-1 expenses at the same rate. As Class A Shares are sold on or after May 2, 1994, the initial rate of at least 0.10% will increase over time. Thus as the proportion of Decatur Income Fund A Class shares purchased on or after May 2, 1994 to outstanding Class A Shares of Decatur Income Fund increases, the expenses attributable to payments under the Plan will also increase (but will not exceed 0.30% of average daily net assets). While this describes the current basis for calculating the fees which will be payable under Decatur Income Fund A Class' Plan, such Plan permits a full 0.30% on all of the Fund's Class A Shares' assets to be paid at any time following appropriate Board approval.


         All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A, Class B and Class C Shares would be borne by such persons without any reimbursement from such Fund Classes. Subject to seeking best price and execution, a Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

         From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

         The Plans and the Distribution Agreements, as amended, have all been approved by the Board of Directors of Equity Funds II, Inc., including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of Equity Funds II, Inc. and who have no direct or indirect financial interest in the Plans, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreements. Continuation of the Plans and the Distribution Agreements, as amended, must be approved annually by the Board of Directors in the same manner as specified above.


         Each year, the directors must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares and Class C Shares of the respective Funds and that there is a reasonable likelihood of the Plan relating to a Fund Class providing a benefit to that Class. The Plans and the Distribution Agreements, as amended, may be terminated with respect to a Class at any time without penalty by a majority of those directors who are not "interested persons" or by a majority vote of the outstanding voting securities of the relevant Fund Class. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the outstanding voting securities of the relevant Fund Class, as well as by a majority vote of those directors who are not "interested persons." With respect to each Class A Shares' Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities Class B Shares of the same Fund. Also, any other material amendment to the Plans must be approved by a majority vote of the directors including a majority of the noninterested directors of Equity Funds II, Inc. having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of directors who are not "interested persons" of Equity Funds II, Inc. must be effected by the directors who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Directors for their review.

         For the fiscal year ended November 30, 1996, payments from Decatur Income Fund A Class, Decatur Income Fund B Class and Decatur Income Fund C Class amounted to $2,303,100, $364,605 and $16,488, respectively. Such amounts were used for the following purposes:


                                            Decatur Income            Decatur Income            Decatur Income
                                             Fund A Class              Fund B Class              Fund C Class
                                             ------------              ------------              ------------


Advertising                                      $10,611                      ----                      ----
Annual/Semi-Annual Reports                       $56,820                      ----                      ----
Broker Trails                                 $1,915,006                   $91,815                      ----
Broker Sales Charges                                ----                  $138,344                   $15,444
Dealer Service Expenses                             ----                      ----                      ----
Interest on Broker Sales Charges                    ----                  $116,879                    $1,044
Commissions to Wholesalers                       $67,788                   $14,234                      ----
Promotional-Broker Meetings                      $53,974                    $3,333                      ----
Promotional-Other                               $159,048                      ----                      ----
Prospectus Printing                              $22,068                      ----                      ----
 Telephone                                        $7,235                      ----                      ----
Wholesaler Expenses                              $10,550                      ----                      ----
 Other                                              ----                      ----                      ----


         For the fiscal year ended November 30, 1996, payments from Decatur Total Return Fund A Class, Decatur Total Return Fund B Class and Decatur Total Return Fund C Class amounted to $1,757,417, $301,417 and $29,264, respectively. Such amounts were used for the following purposes:


                                             Decatur Total             Decatur Total             Decatur Total
                                          Return Fund A Class       Return Fund B Class       Return Fund C Class
                                          -------------------       -------------------       -------------------


Advertising                                      $12,348                      ----                      ----
Annual/Semi-Annual Reports                       $41,256                      ----                      ----
Broker Trails                                 $1,430,874                   $76,002                      ----
Broker Sales Charges                                ----                  $115,150                   $27,517
Dealer Service Expenses                             ----                      ----                      ----
Interest on Broker Sales Charges                    ----                   $95,842                    $1,747
Commissions to Wholesalers                       $80,612                   $11,519                      ----
Promotional-Broker Meetings                      $32,207                    $2,904                      ----
Promotional-Other                               $112,260                      ----                      ----
Prospectus Printing                              $25,890                      ----                      ----
 Telephone                                        $6,020                      ----                      ----
Wholesaler Expenses                              $15,950                      ----                      ----
 Other                                              ----                      ----                      ----


Other Payments to Dealers -- Class A, Class B and Class C Shares
         From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Group of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares.

         Payments to dealers made in connection with seminars, conferences or contests relating to the promotion of Fund shares may be in an amount up to 100% of the expenses incurred or awards made. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Group fund shares.

Special Purchase Features--Class A Shares

Buying Class A Shares at Net Asset Value
         Class A Shares may be purchased without a front-end sales charge under the Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.


         Current and former officers, directors and employees of Equity Funds II, Inc., any other fund in the Delaware Group, the Manager, the Manager's affiliates, or any of the Manager's affiliates that may in the future be created, legal counsel to the funds, and registered representatives and employees of broker/dealers who have entered into Dealer's Agreements with the Distributor may purchase Class A Shares of the Funds and any such class of shares of any of the other funds in the Delaware Group, including any fund that may be created, at the net asset value per share. Family members of such persons at their direction, and any employee benefit plan established by any of the foregoing funds, corporations, counsel or broker/dealers may also purchase Class A Shares at net asset value.

         Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months of a change of the registered representative's employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Group funds. In addition, purchases of Class A Shares may be made by financial institutions investing for the account of their trust customers when they are not eligible to purchase shares of a Fund's Institutional Class. Officers, directors and key employees of institutional clients of the Manager, or any of its affiliates, may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Such purchasers are required to sign a letter stating that the purchase is for investment only and that the securities may not be resold except to the issuer. Such purchasers may also be required to sign or deliver such other documents as Equity Funds II, Inc. may reasonably require to establish eligibility for purchase at net asset value.


         Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Delaware Group account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

         The Funds must be notified in advance that the trade qualifies for purchase at net asset value.


Letter of Intention
         The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or Equity Funds II, Inc., which provides for the holding in escrow by the Transfer Agent of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of the Funds and of any class of any of the other mutual funds in the Delaware Group (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter.

         Employers offering a Delaware Group retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Group funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of a Fund and other Delaware Group funds which offer corresponding classes of shares may also be aggregated for this purpose.

Combined Purchases Privilege
         In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of Class A Shares, Class B Shares and/or Class C Shares of the Funds, as well as shares of any other class of any of the other Delaware Group funds (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited CDSC).

         The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation
         In determining the availability of the reduced front-end sales charge with respect to Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of a Fund, as well as shares of any other class of any of the other Delaware Group funds which offer such classes (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited
CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $60,000 at offering price of additional shares of Class A Shares, the charge applicable to the $60,000 purchase would currently be 3.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-Month Reinvestment Privilege
         Holders of Class A Shares of a Fund (and of the Institutional Classes holding shares which were acquired through an exchange from one of the other mutual funds in the Delaware Group offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in Class A Shares of that Fund or in Class A Shares of any of the other funds in the Delaware Group, subject to applicable eligibility and minimum purchase requirements, in states where shares of such other funds may be sold, at net asset value without the payment of a front-end sales charge. This privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Group offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of either Class B Shares or Class C Shares.

         Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. A redemption and reinvestment could have income tax consequences. It is recommended that a tax adviser be consulted with respect to such transactions. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Investors should consult their financial advisers or the Transfer Agent, which also serves as the Funds' shareholder servicing agent, about the applicability of the Limited CDSC (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Fund Classes' Prospectuses) in connection with the features described above.


Group Investment Plans
         Group Investment Plans that are not eligible to purchase shares of the Institutional Classes may also benefit from the reduced front-end sales charges for investments in Class A Shares set forth in the table on page 00, based on total plan assets. If a company has more than one plan investing in the Delaware Group of funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Fund in which the investment is being made at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement Delaware Group investment accounts if they so notify the Fund in connection with each purchase. For other retirement plans and special services, see Retirement Plans for the Fund Classes under Investment Plans.

The Institutional Classes
         The Institutional Class of each Fund is available for purchase only by:
(a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager, the Sub-Adviser or their affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager, the Sub-Adviser or their affiliates and those having client relationships with Delaware Investment Advisers, a division of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.


         Shares of the Institutional Classes are available for purchase at net asset value, without the imposition of a front-end or contingent deferred sales charge and are not subject to Rule 12b-1 expenses.

INVESTMENT PLANS

Reinvestment Plan/Open Account
         Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Fund Class in which an investor has an account (based on the net asset value in effect on the reinvestment date) and will be credited to the shareholder's account on that date. All dividends and distributions of the Institutional Classes are reinvested in the accounts of the holders of such shares (based on the net asset value in effect on the reinvestment date). A confirmation of each distribution from realized securities profits, if any, will be mailed to shareholders in the first quarter of the fiscal year.


         Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the specific Fund and Class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made, for Class A Shares at the public offering price, and for Class B Shares, Class C Shares and Institutional Class shares at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.


Reinvestment of Dividends in Other Delaware Group Funds
         Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A, Class B and Class C Shares may automatically reinvest dividends and/or distributions in any of the mutual funds in the Delaware Group, including the Funds, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses. See also Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under How to Buy Shares in the Prospectuses for the Fund Classes.

         Subject to the following limitations, dividends and/or distributions from other funds in the Delaware Group may be invested in shares of the Funds, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may only be directed to other Class B Shares and dividends from Class C Shares may only be directed to other Class C Shares. See Appendix B--Classes Offered in the Fund Classes' Prospectuses for the funds in the Delaware Group that are eligible for investment by holders of Fund shares.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans.

Investing by Electronic Fund Transfer
         Direct Deposit Purchase Plan -- Investors may arrange for a Fund to accept for investment in Class A, Class B or Class C Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

         Automatic Investing Plan -- Shareholders of Class A, Class B and Class C Shares may make automatic investments by authorizing, in advance, monthly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans.

                                *     *     *

         Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such Plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

         Payments to a Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, a Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail
         Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. A Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact Equity Funds II, Inc. for proper instructions.

Wealth Builder Option
         Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Group. Shareholders of the Fund Classes may elect to invest in one or more of the other mutual funds in the Delaware Group through the Wealth Builder Option. See Wealth Builder Option and Redemption and Exchange in the Prospectuses for the Fund Classes.

         Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Group, subject to the conditions and limitations set forth in the Fund Classes' Prospectuses. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.


         Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Exchange Privilege for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation at any time by giving written notice to their Fund.


         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans. This option also is not available to shareholders of the Institutional Classes.


Retirement Plans for the Fund Classes
         An investment in a Fund may be suitable for tax-deferred retirement plans. Among the retirement plans noted below, Class B Shares are available for investment only by Individual Retirement Accounts, Simplified Employee Pension Plans, 457 Deferred Compensation Plans and 403(b)(7) Deferred Compensation Plans. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange in the Prospectuses for the Fund Classes for a list of the instances in which the CDSC is waived.

         Purchases of Class B Shares are subject to a maximum purchase limitation of $250,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

         Minimum investment limitations generally applicable to other investors do not apply to retirement plans, other than Individual Retirement Accounts, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such plans.

         Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of the Institutional Classes. See The Institutional Classes, above. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center telephone number.

         It is advisable for an investor considering any one of the retirement plans described below to consult with an attorney, accountant or a qualified retirement plan consultant. For further details, including applications for any of these plans, contact your investment dealer or the Distributor.

         Taxable distributions from the retirement plans described below may be subject to withholding.

         Please contact your investment dealer or the Distributor for the special application forms required for the plans described below.


Prototype Profit Sharing or Money Purchase Pension Plans
         Prototype Plans are available for self-employed individuals, partnerships and corporations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plan provisions. Contributions may be invested only in Class A and Class C Shares.

Individual Retirement Account ("IRA")
         A document is available for an individual who wants to establish an IRA by making contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year or, for years prior to 1997, elects to be treated as having no compensation for the year. Investments in each of the Fund Classes are permissible.

         An individual can contribute up to $2,000 of his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayers adjusted gross income and whether the taxpayer or his or her spouse is an active participant in an employer-sponsored retirement plan. Even if a taxpayer (or his or her spouse) is an active participant in an employer-sponsored retirement plan, the full $2,000 deduction is still available if the taxpayer's adjusted gross income is below $25,000 ($40,000 for taxpayers filing joint returns). A partial deduction is allowed for married couples with incomes between $40,000 and $50,000, and for single individuals with incomes between $25,000 and $35,000. No deductions are available for contributions to IRAs by taxpayers whose adjusted gross income before IRA deductions exceeds $50,000 ($35,000 for singles) and who are active participants in an employer-sponsored retirement plan. Taxpayers who are not allowed deductions on IRA contributions still can make nondeductible IRA contributions of as much as $2,000 for each working spouse ($2,250 for one-income couples for years prior to 1997), and defer taxes on interest or other earnings from the IRAs. Special rules apply for determining the deductibility of contributions made by married individuals filing separate returns.

         Effective for tax years beginning after 1996, one-income couples can contribute up to $2,000 to each spouse's IRA provided the combined compensation of both spouses is at least equal to the total contributions for both spouses. If the working spouse is an active participant in an employer-sponsored retirement plan and earns over $40,000, the maximum deduction limit is reduced in the same way that the limit is reduced for contributions to a non-spousal IRA.

         A company or association may establish a Group IRA for employees or members who want to purchase shares of a Fund. Purchases of $1 million or more of Class A Shares qualify for purchase at net asset value but may, under certain circumstances, be subject to a Limited CDSC. See Purchasing Shares for information on reduced front-end sales charges applicable to Class A Shares.

         Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution penalties, but distributions generally must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% excise tax on the amount prematurely distributed, in addition to the income tax resulting from the distribution. See Alternative Purchase Arrangements - Class B Shares and Class C Shares under Classes of Shares, Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Classes of Shares, and Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange in the Fund Classes' Prospectuses concerning the applicability of a CDSC upon redemption.


         Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks.


         See Appendix B -- IRA Information for additional IRA information.

Simplified Employee Pension Plan ("SEP/IRA")
         A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Fund Classes is available for investment by a SEP/IRA.


Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")
         New SAR/SEP plans may not be established after December 31, 1996. In addition, employers must have 25 or fewer eligible employees to maintain an existing SEP/IRA which permits salary deferral contributions. SAR/SEP plans may only invest in Class A Shares and Class C Shares.

Prototype 401(k) Defined Contribution Plan
         Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares and Class C Shares or certain other funds in the Delaware Group. Purchases under the plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table on page 00.


Deferred Compensation Plan for Public Schools and Non-Profit Organizations ("403(b)(7)")
         Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase any of the Fund Classes in conjunction with such an arrangement. Applicable front-end sales charges with respect to Class A Shares for such purchases are set forth in the table on page 00.

Deferred Compensation Plan for State and Local Government Employees ("457")
         Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of any of the Fund Classes. Although investors may use their own plan, there is available a Delaware Group 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information. applicable front-end sales charges for such purchases of Class A Shares are set forth in the table on page 00.

DETERMINING OFFERING PRICE AND NET ASSET VALUE


         Orders for purchases of Class A Shares are effected at the offering price next calculated by the Fund in which shares are being purchased after receipt of the order by the Fund or its agent. Orders for purchases of Class B Shares, Class C Shares and Institutional Class Shares are effected at the net asset value per share next calculated by the Fund in which shares are being purchased after receipt of the order by the Fund or its agent. Selling dealers are responsible for transmitting orders promptly.


         The offering price for Class A Shares consists of the net asset value per share plus any applicable front-end sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

         An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, is included in Decatur Income Fund's and Decatur Total Return Fund's financial statements which are incorporated by reference into this Part B.

         Each Fund's net asset value per share is computed by adding the value of all the Fund's securities and other assets, deducting any liabilities of the Fund, and dividing by the number of Fund shares outstanding. Expenses and fees are accrued daily. Portfolio securities, except for bonds, which are primarily traded on a national or foreign securities exchange are valued at the last sale price on that exchange. Options are valued at the last reported sales price or, if no sales are reported, at the mean between bid and asked prices. Securities not traded on a particular day, over-the-counter securities and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Use of a pricing service has been approved by the Board of Directors. Subject to the foregoing, securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith and in a method approved by the Board of Directors.


         Each Class of a Fund will bear, pro-rata, all of the common expenses of that Fund. The net asset values of all outstanding shares of each Class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in that Fund represented by the value of shares of such Classes, except that the Institutional Classes will not incur any of the expenses under the relevant Fund's 12b-1 Plans and Class A, Class B and Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the net asset value of each Class of a Fund will vary.

REDEMPTION AND REPURCHASE

         Any shareholder may require a Fund to redeem shares by sending a written request, signed by the record owner or owners exactly as the shares are registered, to the Fund at 1818 Market Street, Philadelphia, PA 19103. In addition, certain expedited redemption methods described below are available when stock certificates have not been issued. Certificates are issued for Class A Shares and Institutional Class shares only if a shareholder specifically requests them. Certificates are not issued for Class B Shares or Class C Shares. If stock certificates have been issued for shares being redeemed, they must accompany the written request. For redemptions of $50,000 or less paid to the shareholder at the address of record, the request must be signed by all owners of the shares or the investment dealer of record, but a signature guarantee is not required. When the redemption is for more than $50,000, or if payment is made to someone else or to another address, signatures of all record owners are required and a signature guarantee may be required. Each signature guarantee must be supplied by an eligible guarantor institution. Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may request further documentation from corporations, retirement plans, executors, administrators, trustees or guardians.


         In addition to redemption of Fund shares, the Distributor, acting as agent of the Funds, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the respective Fund or its agent, subject to any applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Funds and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.


         Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.


         Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Prospectuses for the Fund Classes. Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Classes of Shares in the Prospectuses for the Fund Classes. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Fund Classes, there is currently a $7.50 bank wiring cost, neither the Funds nor the Funds' Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

         Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order; provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

         Each Fund will process written or telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. A Fund will honor redemption requests as to shares for which a check was tendered as payment, but a Fund will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared. This potential delay can be avoided by making investments by wiring Federal Funds.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund involved will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to a Fund or to the Distributor.

         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for a Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, a Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.


         Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, Equity Funds II, Inc. has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund during any 90-day period for any one shareholder.


         The value of a Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

Small Accounts
         Before a Fund involuntarily redeems shares from an account that, under the circumstances noted in the relevant Prospectus, has remained below the minimum amounts required by the Funds' Prospectuses and sends the proceeds to the shareholder, the shareholder will be notified in writing that the value of the shares in the account is less than the minimum required and will be allowed 60 days from the date of notice to make an additional investment to meet the required minimum. See The Conditions of Your Purchase under How to Buy Shares in the Funds' Prospectuses. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption. No CDSC or Limited CDSC will apply to the redemptions described in this paragraph.

         Effective November 29, 1995, the minimum initial investment in Class A Shares of Decatur Income Fund and Decatur Total Return Fund was increased from $250 to $1,000. Class A accounts that were established before November 29, 1995 and maintain a balance in excess of $250 will not presently be subject to the $9 quarterly service fee that may be assessed against accounts with balances below the stated minimum, nor subject to involuntary redemption.

                                  *     *     *

         Each Fund has made available certain redemption privileges, as described below. The Funds reserve the right to suspend or terminate these expedited payment procedures upon 60 days' written notice to shareholders.

Expedited Telephone Redemptions
         Shareholders of the Fund Classes or their investment dealers of record wishing to redeem any amount of shares of $50,000 or less for which certificates have not been issued may call the Shareholder Service Center at 800-523-1918 or, in the case of shareholders of the Institutional Classes, their Client Services Representative at 800-828-5052 prior to the time the offering price and net asset value are determined, as noted above, and have the proceeds mailed to them at the address of record. Checks payable to the shareholder(s) of record will normally be mailed the next business day, but no later than seven days, after the receipt of the redemption request. This option is only available to individual, joint and individual fiduciary-type accounts.

         In addition, redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check by calling the phone numbers listed above. An authorization form must have been completed by the shareholder and filed with the relevant Fund before the request is received. Payment will be made by wire or check to the bank account designated on the authorization form as follows:


         1. Payment by Wire: Request that Federal Funds be wired to the bank account designated on the authorization form. Redemption proceeds will normally be wired on the next business day following receipt of the redemption request. There is a $7.50 wiring fee (subject to change) charged by CoreStates Bank, N.A. which will be deducted from the withdrawal proceeds each time the shareholder requests a redemption from Class A Shares, Class B Shares and Class C Shares. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account.


         2. Payment by Check: Request a check be mailed to the bank account designated on the authorization form. Redemption proceeds will normally be mailed the next business day, but no later than seven days, from the date of the telephone request. This procedure will take longer than the Payment by Wire option (1 above) because of the extra time necessary for the mailing and clearing of the check after the bank receives it.

         Redemption Requirements: In order to change the name of the bank and the account number it will be necessary to send a written request to the relevant Fund and a signature guarantee may be required. Each signature guarantee must be supplied by an eligible guarantor institution. The Funds reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness.

         To reduce the shareholder's risk of attempted fraudulent use of the telephone redemption procedure, payment will be made only to the bank account designated on the authorization form.


         If expedited payment under these procedures could adversely affect a Fund, such Fund may take up to seven days to pay the shareholder.

         Neither the Funds nor the Funds' Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by shareholders of the Fund Classes are generally tape recorded. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.

Systematic Withdrawal Plans
         Shareholders of Class A, Class B and Class C Shares who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Funds do not recommend any specific amount of withdrawal. This $5,000 minimum does not apply for a Fund's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

         Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital and the share balance may, in time, be depleted, particularly in a declining market.

         The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

         Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in a fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in one of our retirement plans or is investing in Delaware Group funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. Redemptions of Class B Shares or Class C Shares pursuant to a Systematic Withdrawal Plan may be subject to a CDSC, unless the annual amount selected to be withdrawn is less than 12% of the account balance on the date that the Systematic Withdrawal Plan was established. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares and Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange in the Prospectuses for the Fund Classes. Shareholders should consult their financial advisers to determine whether a Systematic Withdrawal Plan would be suitable for them.

         An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Funds reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

         The Systematic Withdrawal Plan is not available for the Institutional Classes.

DISTRIBUTIONS AND TAXES


         Decatur Income Fund and Decatur Total Return Fund have qualified, and intend to continue to qualify, and Blue Chip Fund and Quantum Fund intend to qualify as regulated investment companies under Subchapter M of the Code. As such, a Fund will not be subject to federal income tax on net investment income and net realized capital gains which are distributed to shareholders.


         Each Class of shares of a Fund will share proportionately in the investment income and expenses of the Fund, except that Class A Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans.


         Decatur Income Fund intends to pay dividends from net investment income on a monthly basis. Decatur Total Return Fund and Blue Chip Fund intend to pay dividends from net investment income on a quarterly basis. Quantum Fund intends to pay dividends from net investment income on an annual basis. Distributions of net capital gains, if any, realized on sales of investments will be distributed annually during the quarter following the close of the fiscal year.


         All dividends and any capital gains distributions will be automatically credited to the shareholder's account in additional shares of the same Class unless, in the case of shareholders in the Fund Classes, the shareholder requests in writing that such dividends and/or distributions be paid in cash. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again.

         Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services. See also Other Tax Requirements under Accounting and Tax Issues.

         Persons not subject to tax will not be required to pay taxes on distributions.

         Dividends from investment income and short-term capital gains distributions are treated by shareholders as ordinary income for federal income tax purposes, whether received in cash or in additional shares. Distributions of long-term capital gains, if any, are taxable to shareholders as long-term capital gains, regardless of the length of time an investor has held such shares, and these gains are currently taxed at long-term capital gain rates.

         Under the Tax Reform Act of 1986, each Fund is treated as a separate tax entity and capital gains and losses for each Fund are calculated separately.

         A portion of a Funds' dividends may qualify for the dividends-received deduction for corporations provided in the federal income tax law. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice mailed to Fund shareholders, and cannot exceed the gross amount of dividends received by such Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund was a regular corporation. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. For the fiscal year ended November 30, 1996, 44% and 59% of the dividends from net investment income of Decatur Income Fund and Decatur Total Return Fund, respectively, were eligible for this deduction.


         Shareholders will be notified annually by Equity Funds II, Inc. as to the federal income tax status of dividends and distributions paid by the Funds.

INVESTMENT MANAGEMENT AGREEMENTS AND SUB-ADVISORY AGREEMENTS

         The Manager, located at One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to the Funds, subject to the supervision and direction of Equity Funds II, Inc.'s Board of Directors.


         The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On November 30, 1996, the Manager and its affiliates within the Delaware Group, including Delaware International Advisers Ltd., were managing in the aggregate more than $32 billion in assets in the various institutional or separately managed (approximately $20,311,204,000) and investment company (approximately $11,765,348,000) accounts.

         The Investment Management Agreements for Decatur Income Fund and Decatur Total Return Fund are dated April 3, 1995 and were approved by shareholders on March 29, 1995. The Investment Management Agreements for Blue Chip Fund and Quantum Fund are dated February 24, 1997 and were approved by each Fund's respective initial shareholder on February 24, 1997.


         Each Agreement has an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund to which the Agreement relates, and only if the terms and the renewal thereof have been approved by the vote of a majority of the directors of Equity Funds II, Inc. who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement is terminable without penalty on 60 days' notice by the directors of Equity Funds II, Inc. or by the Manager. Each Agreement will terminate automatically in the event of its assignment.


         The annual compensation paid by Decatur Income Fund for investment management services is equal to 0.60% on the first $100 million of the Fund's average daily net assets, 0.525% on the next $150 million, 0.50% on the next $250 million and 0.475% on the average daily net assets in excess of $500 million, less the Fund's proportionate share of all directors' fees paid to the unaffiliated directors by Equity Funds II, Inc.

         The annual compensation paid by Decatur Total Return Fund for investment management services is equal to 0.60% on the first $500 million of the Fund's average daily net assets, 0.575% on the next $250 million and 0.55% on the average daily net assets in excess of $750 million, less the Fund's proportionate share of all directors' fees paid to the unaffiliated directors by Equity Funds II, Inc.


         The annual compensation paid by Blue Chip Fund is equal to 0.65% on the first $500 million of average daily net assets, 0.625% on the next $500 million and 0.60% on the average daily net assets in excess of $1 billion.

         The annual compensation paid by Quantum Fund is equal to 0.75% on the first $500 million of average daily net assets, 0.725% on the next $500 million and 0.70% on the average daily net assets in excess of $1 billion.

         Pursuant to the terms of the Sub-Advisory Agreements with the Manager, the Sub-Adviser participates in the management of Blue Chip Fund's and Quantum Fund's assets, is responsible for day-to-day investment management of both Funds, makes investment decisions for both Funds in accordance with a Fund's investment objectives and stated policies and places orders on behalf of each Fund to effect the investment decisions made. The Manager continues to have ultimate responsibility for all investment advisory services in connection with the management of each of these Funds pursuant to the Investment Management Agreement and supervises the Sub-Adviser's performance of such services. For the services provided to the Manager, the Manager pays the Sub-Adviser the following fee with respect to Blue Chip Fund: (i) 0.15% of the fee paid to the Manager under Blue Chip Fund's Investment Management Agreement for the period February 24, 1997 through December 31, 1997; (ii) 0.20% of the fee paid to the Manager under Blue Chip Fund's Investment Management Agreement for the period January 1, 1998 through December 31, 1998; and (iii) 0.35% of the fee paid to the Manager under Blue Chip Fund's Investment Management Agreement thereafter. For the services provided to the Manager, the Manager pays the Sub-Adviser the following fee with respect to Quantum Fund: (i) 0.20% of the fee paid to the Manager under Quantum Fund's Investment Management Agreement for the period February 24, 1997 through December 31, 1997; (ii) 0.25% of the fee paid to the Manager under Quantum Fund's Investment Management Agreement for the period January 1, 1998 through December 31, 1998; and (iii) 0.40% of the fee paid to the Manager under Quantum Fund's Investment Management Agreement thereafter. The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by Blue Chip Fund and Quantum Fund and to pay certain expenses of a Fund to the extent necessary to ensure that the total operating expenses of each Class of that Fund do not exceed 0.25% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and 12b-1 expenses) during the commencement of the public offering of the Fund through July 31, 1997.

         The Sub-Adviser, 630 Fifth Avenue, New York, New York, 10111, is an indirect, wholly-owned subsidiary of Lincoln National and an affiliate of the Manager. Founded in6 1979, it provides investment advice to pension plans, endowments, insurance and commingled products and has assets under management, as of January 31, 1997, in excess of $5 billion. The Sub-Adviser uses a quantitative approach. It evaluates potential investments utilizing an internally developed statistical model, based on securities financial characteristics.

         On November 30, 1996, the total net assets of Equity Funds II, Inc. were $2,703,812,967, broken down as follows: Decatur Income Fund - $1,925,884,668 and Decatur Total Return Fund - $777,928,299. Investment management fees paid by Decatur Income Fund during the past three fiscal years were $7,128,034 for 1994, $7,182,707 for 1995 and $8,397,639 for 1996.
Investment management fees paid by Decatur Total Return Fund during the past three fiscal years were $2,542,011 for 1994, $2,859,001 for 1995 and $3,801,697 for 1996.


         Under the general supervision of the Board of Directors, the Manager makes all investment decisions which are implemented by Equity Funds II, Inc.'s Trading Department. The Manager pays the salaries of all directors, officers and employees of Equity Funds II, Inc. who are affiliated with the Manager. Each Fund pays all of its other expenses, including its proportionate share of rent and certain other administrative expenses.

         The ratios of expenses to average daily net assets for the fiscal year ended November 30, 1996 for each Class of Decatur Income Fund and Decatur Total Return Fund were as follows:

                             Decatur Income Fund      Decatur Total Return Fund


Class A Shares                       0.85%                       1.11%
Class B Shares                       1.69%                       1.81%
Class C Shares                       1.69%                       1.81%
Institutional Class                  0.69%                       0.81%

         The expense ratios for Class A Shares, Class B Shares and Class C Shares reflect the impact of their 12b-1 Plans.

Distribution and Service
         The Distributor, Delaware Distributors, L.P. (which formerly conducted business as Delaware Distributors, Inc.), located at 1818 Market Street, Philadelphia, PA 19103, serves as the national distributor of Decatur Income Fund and Decatur Total Return Fund shares under separate Distribution Agreements dated April 3, 1995, as amended on November 29, 1995. The Distributor serves as the national distributor of Blue Chip Fund and Quantum Fund shares under separate Distribution Agreements dated February 24, 1997. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Funds on behalf of Class A, Class B and Class C Shares under their respective 12b-1 Plans. Prior to January 3, 1995, Delaware Distributors, Inc. ("DDI") served as the national distributor of each Fund's shares. On that date, Delaware Distributors, L.P., a newly formed limited partnership, succeeded to the business of DDI. All officers and employees of DDI became officers and employees of Delaware Distributors, L.P. DDI is the corporate general partner of Delaware Distributors, L.P. and both DDI and Delaware Distributors, L.P. are indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc.

         The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as the Funds' shareholder servicing, dividend disbursing and transfer agent pursuant to an Amended and Restated Shareholders Services Agreement dated as of February 24, 1997. The Transfer Agent also provides accounting services to the Funds pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

OFFICERS AND DIRECTORS

         The business and affairs of Equity Funds II, Inc. are managed under the direction of its Board of Directors.


         Certain officers and directors of Equity Funds II, Inc. hold identical positions in each of the other funds in the Delaware Group. On January 31, 1997, Equity Funds II, Inc.'s officers and directors owned less than 1% of the outstanding shares of Decatur Income Fund Class A Shares, Decatur Income Fund Class B Shares, Decatur Income Fund Class C Shares, Decatur Income Fund Institutional Class Shares, Decatur Total Return Fund Class A Shares, Decatur Total Return Fund Class B Shares, Decatur Total Return Fund Class C Shares and Decatur Total Return Fund Institutional Class Shares.

         As of February 6, 1997, management believes the following shareholders held 5% or more of the outstanding shares of a Class:


Class                               Name and Address of Account                 Share Amount             Percentage

Decatur Total Return                First Trust NA
Institutional Class                 Trst Northern States Power
                                    Employee Retirement Savings Plan
                                    P.O. Box 64482
                                    St. Paul, MN 55164                           1,457,555                 47.48%

Decatur Total Return                Federated Life Insurance Company
Institutional Class                 Separate Sub-Account A
                                    Attn: Tom Koch
                                    121 E. Park Square
                                    Owatonna, MN 55060                             994,965                 32.41%

Decatur Income                      The Northern Trust Company
Institutional Class                 Cust. J. Paul Getty Trust
                                    401 Wilshire Blvd., Ste. 1000
                                    Santa Monica, CA 90401                       2,979,294                 22.72%

Decatur Income                      Price Waterhouse LLP Savings Plan
Institutional Class                 c/o DelPac - 16th Floor
                                    1818 Market Street
                                    Philadelphia, PA 19103                       2,527,773                 19.28%

Decatur Income                      Brigham Young University
Institutional Class                 R.L. Ball & Associates
                                    c/o Richard White
                                    C-242 ASB
                                    Provo, UT 84602                              1,594,793                 12.16%

Decatur Income                      Patterson & Company
Institutional Class                 PNB Personal Trust Accounting
                                    P.O. Box 7829




                                    Philadelphia, PA 19101                      1,322,414                 10.09%


Class                               Name and Address of Account                 Share Amount            Percentage

Decatur Income                      Grace S. and W. Linton Nelson
Institutional Class                 Foundation, Inc.
                                    c/o Fred Aldridge, Jr.
                                    940 W. Valley Road, Suite 1601
                                    Wayne, PA 19087                                961,559                 7.33%

Decatur Income B Class              Merrill Lynch, Pierce, Fenner & Smith
                                    For the Sole Benefit of its Customers
                                    Attn: Fund Administration
                                    4800 Deer Lake Drive East, 3rd Floor
                                    Jacksonville, FL 32246                         335,366                 9.03%

Decatur Total Return B Class        Merrill Lynch, Pierce, Fenner & Smith
                                    For the Sole Benefit of its Customers
                                    Attn: Fund Administration
                                    4800 Deer Lake Drive East, 3rd Floor
                                    Jacksonville, FL 32246                         323,472                 8.04%

Decatur Income C Class              Merrill Lynch, Pierce, Fenner & Smith
                                    For the Sole Benefit of its Customers
                                    Attn:  Fund Administration
                                    4800 Deer Lake Drive East, 3rd Floor
                                    Jacksonville, FL 32246                          96,284                28.25%

Decatur Total Return C Class        Merrill Lynch, Pierce, Fenner & Smith
                                    For the Sole Benefit of its Customers
                                    Attn: Fund Administration
                                    4800 Deer Lake Drive East, 3rd Floor
                                    Jacksonville, FL  32246                         80,692                13.87%


         DMH Corp., Delaware Management Company, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc. and Delaware Investment & Retirement Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. In connection with the merger, new Investment Management Agreements between Decatur Income Fund and Decatur Total Return Fund and the Manager were executed following shareholder approval. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         Directors and principal officers of Equity Funds II, Inc. are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and director is One Commerce Square, Philadelphia, PA 19103.

*Wayne A. Stork (59)
         Chairman,President, Chief Executive Officer, Director and/or Trustee of Equity Funds II, Inc., 16 other investment companies in the Delaware Group (which excludes Delaware Pooled Trust, Inc.), Delaware Management Holdings, Inc., DMH Corp., Delaware International Holdings Ltd. and Founders Holdings, Inc.
         Chairman and Director of Delaware Pooled Trust, Inc., Delaware
                  Distributors, Inc., Delaware Capital Management, Inc. and Delaware Investment & Retirement Services, Inc.
         Chairman, President, Chief Executive Officer, Chief Investment Officer
                  and Director of Delaware Management Company, Inc.
         Chairman, Chief Executive Officer and Director of Delaware
                  International Advisers Ltd.
         Director of Delaware Service Company, Inc.
         During the past five years, Mr. Stork has served in various executive capacities at different times within the Delaware organization.

Winthrop S. Jessup (51)
         Executive Vice President of Equity Funds II, Inc., 16 other investment companies in the Delaware Group (which excludes Delaware Pooled Trust, Inc.) and Delaware Management Holdings, Inc.
         President and Chief Executive Officer of Delaware Pooled Trust, Inc. President and Director of Delaware Capital Management, Inc.
         Executive Vice President and Director of DMH Corp., Delaware Management
                  Company, Inc., Delaware International Holdings Ltd. and Founders Holdings, Inc.
         Vice Chairman and Director of Delaware Distributors, Inc.
         Vice Chairman of Delaware Distributors, L.P.
         Director of Delaware Service Company, Inc., Delaware International
                  Advisers Ltd., Delaware Management Trust Company and Delaware Investment & Retirement Services, Inc.
         During the past five years, Mr. Jessup has served in various executive capacities at different times within the Delaware organization.

----------
*Director affiliated with Equity Funds II, Inc.'s investment manager and considered an "interested person" as defined in the 1940 Act.

Richard G. Unruh, Jr. (57)
         Executive Vice President of Equity Funds II, Inc. and each of the other
                  17 investment companies in the Delaware Group.
         Executive Vice President and Director of Delaware Management Company,
                  Inc.
         Senior Vice President of Delaware Management Holdings, Inc. and
                  Delaware Capital Management, Inc.
         Director of Delaware International Advisers Ltd.
         During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.

Paul E. Suckow (49)
         Executive Vice President/Chief Investment Officer, Fixed Income of
                  Equity Funds II, Inc., each of the other 17 investment companies in the Delaware Group and Delaware Management Company, Inc.
         Executive Vice President/Chief Investment Officer/Fixed Income and
                  Director of Founders Holdings, Inc.
         Senior Vice President/Chief Investment Officer, Fixed Income of
                  Delaware Management Holdings, Inc.
         Director of Founders CBO Corporation.
         Senior Vice President of Delaware Capital Management, Inc.
         Director, HYPPCO Finance Company Ltd.
         Before returning to the Delaware Group in 1993, Mr. Suckow was
                  Executive Vice President and Director of Fixed Income for Oppenheimer Management Corporation, New York, NY from 1985 to 1992. Prior to that, Mr. Suckow was a fixed-income portfolio manager for the Delaware Group.

Walter P. Babich (69)
         Director and/or Trustee of Equity Funds II, Inc. and each of the other
                  17 investment companies in the Delaware Group.
         460 North Gulph Road, King of Prussia, PA  19406.
         Board Chairman, Citadel Constructors, Inc.
         From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from 1988 to 1991, he was a partner of I&L Investors.

Anthony D. Knerr (58)
         Director and/or Trustee of Equity Funds II, Inc. and each of the other
                  17 investment companies in the Delaware Group.
         500 Fifth Avenue, New York, NY  10110.
         Founder and Managing Director, Anthony Knerr & Associates.
         From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and Treasurer of Columbia University, New York.
                  From 1987 to 1989, he was also a lecturer in English at the University. In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.

Ann R. Leven (56)
         Director and/or Trustee of Equity Funds II, Inc. and each of the other
                  17 investment companies in the Delaware Group.
         785 Park Avenue, New York, NY  10021.
         Treasurer, National Gallery of Art.
         From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was Adjunct Professor of Columbia Business School.

W. Thacher Longstreth (76)
         Director and/or Trustee of Equity Funds II, Inc. and each of the other
                  17 investment companies in the Delaware Group.
         City Hall, Philadelphia, PA  19107.
         Philadelphia City Councilman.


Charles E. Peck (71)

         Director and/or Trustee of Equity Funds II, Inc. and each of the other
                  17 investment companies in the Delaware Group.
         P.O. Box 1102, Columbia, MD  21044.
         Secretary/Treasurer, Enterprise Homes, Inc.
         From 1981 to 1990, Mr. Peck was Chairman and Chief Executive
                  Officer of The Ryland Group, Inc., Columbia, MD.


David K. Downes (57)
         Senior Vice President/Chief Administrative Officer/Chief Financial
                  Officer of Equity Funds II, Inc. and each of the other 17 investment companies in the Delaware Group
         Executive Vice President/Chief Operating Officer/Chief Financial
                  Officer of Delaware Management Company, Inc.
         Chairman and Director of Delaware Management Trust Company and Delaware
                  Investment and Retirement Services, Inc.
         Executive Vice President/Chief Operating Officer/Chief Financial
                  Officer of Delaware Management Holdings, Inc.
         Executive Vice President/Chief Operating Officer/Chief Financial
                  Officer and Director of DMH Corp., Delaware Distributors, Inc. and Founders Holdings, Inc.
         Senior Vice President/Chief Administrative Officer/Chief Financial
                  Officer of Delaware Distributors, L.P.
         President/Chief Executive Officer/Chief Financial Officer and Director
                  of Delaware Service Company, Inc.
         Executive Vice President/Chief Operating Officer/Chief Financial
                  Officer and Director of Delaware International Holdings Ltd. Executive Vice President/Chief Financial Officer/Chief Operating
                  Officer of Delaware Capital Management, Inc.

         Director of Delaware International Advisers Ltd.
         Before joining the Delaware Group in 1992, Mr. Downes was Chief
                  Administrative Officer, Chief Financial Officer and Treasurer of Equitable Capital Management Corporation, New York, from December 1985 through August 1992, Executive Vice President from December 1985 through March 1992 and Vice Chairman from March 1992 through August 1992.

George M. Chamberlain, Jr. (50)
         Senior Vice President and Secretary of Equity Funds II, Inc., each of the other 17 investment companies in the Delaware Group, Delaware Management Holdings, Inc. and Delaware Distributors, L.P.

         Executive Vice President, Secretary and Director of Delaware Management
                  Trust Company.
         Senior Vice President, Secretary and Director of DMH Corp., Delaware
                  Management Company, Inc., Delaware Distributors, Inc., Delaware Service Company, Inc., Founders Holdings, Inc., Delaware Investment & Retirement Services, Inc. and Delaware Capital Management, Inc.
         Secretary and Director of Delaware International Holdings Ltd.
         Director of Delaware International Advisers Ltd.
         Attorney.
         During the past five years, Mr. Chamberlain has served in various capacities at different times within the Delaware organization.

John B. Fields (51)

         Vice President/Senior Portfolio Manager of Equity Funds II, Inc., of seven other equity investment companies in the Delaware Group and of Delaware Management Company, Inc.
         Before joining the Delaware Group in 1992, Mr. Fields served as a director of domestic equity risk management for DuPont, Wilmington, DE.


Joseph H. Hastings (47)
         Senior Vice President/Corporate Controller and Treasurer of Delaware
                  Management Company, Inc., Delaware Management Holdings, Inc. and DMH Corp.
         Senior Vice President/Contoller of Founders Holdings, Inc.
         Senior Vice President/Treasurer of Delaware Distributors, Inc.
         Vice President/Corporate Controller of Equity Funds II, Inc., each of the other 17 investment companies in the Delaware Group, Delaware Distributors, L.P., Delaware Service Company, Inc. and Delaware International Holdings Ltd.

         Chief Financial Officer/Treasurer of Delaware Investment &
                  Retirement Services, Inc.
         Executive Vice President/Chief Financial Officer/Treasurer of Delaware
                  Management Trust Company.
         Assistant Treasurer of Founders CBO Corporation.
         1818 Market Street, Philadelphia, PA  19103.
         Before joining the Delaware Group in 1992, Mr. Hastings was Chief
                  Financial Officer for Prudential Residential Services, L.P., New York, NY from 1989 to 1992. Prior to that, Mr. Hastings served as Controller and Treasurer for Fine Homes International, L.P., Stamford, CT from 1987 to 1989.

Michael P. Bishof (34)
         Vice President/Treasurer of Equity Funds II, Inc., each of the other 17 investment companies in the Delaware Group, Delaware Management Company, Inc., Delaware Distributors, Inc., Delaware Distributors, L.P., Delaware Service Company, Inc. and Founders Holdings, Inc.
         Vice President/Manager of Investment Accounting of Delaware
                  International Holdings Ltd.
         Assistant Treasurer of Founders CBO Corporation.

         Before joining the Delaware Group in 1995, Mr. Bishof was a Vice
                  President for Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston Investment Management, New York, NY from 1993 to 1994 and an Assistant Vice President for Equitable Capital Management Corporation, New York, NY from 1987 to 1993.

         The following is a compensation table listing for each director entitled to receive compensation, the aggregate compensation received from Equity Funds II, Inc. and the total compensation received from all Delaware Group funds for the fiscal year ended November 30, 1996 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Directors/Trustees as of November 30, 1996.


                                                               Pension or
                                                               Retirement
                                                                Benefits            Estimated              Total
                                          Aggregate              Accrued             Annual            Compensation
                                        Compensation           as Part of           Benefits            from all 18
                                        from Equity         Equity Funds II,          Upon               Delaware
         Name                          Funds II, Inc.         Inc. Expenses        Retirement*          Group Funds
W. Thacher Longstreth                   $6,589                    None                $30,000          $45,144
Ann R. Leven                            $7,905                    None                $30,000          $53,280
Walter P. Babich                        $7,367                    None                $30,000          $49,144
Anthony D. Knerr                        $7,710                    None                $30,000          $52,280
Charles E. Peck                         $6,932                    None                $30,000          $48,280



* Under the terms of the Delaware Group Retirement Plan for Directors/Trustees, each disinterested director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each fund in the Delaware Group for a period equal to the lesser of the number of years that such person served as a director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to directors of each fund at the time of such person's retirement. If an eligible director retired as of November 30, 1996, he or she would be entitled to annual payments totaling $30,000, in the aggregate, from all of the funds in the Delaware Group, based on the number of funds in the Delaware Group as of that date.

EXCHANGE PRIVILEGE


         The exchange privileges available for shareholders of the Classes and for shareholders of classes of other funds in the Delaware Group are set forth in the relevant prospectuses for such classes. The following supplements that information. Each Fund may modify, terminate or suspend the exchange privilege upon 60 days' notice to shareholders.


         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses. A shareholder requesting an exchange will be sent a current prospectus and an authorization form for any of the other mutual funds in the Delaware Group. Exchange instructions must be signed by the record owner(s) exactly as the shares are registered.

         An exchange constitutes, for tax purposes, the sale of one fund and the purchase of another. The sale may involve either a capital gain or loss to the shareholder for federal income tax purposes.

         In addition, investment advisers and dealers may make exchanges between funds in the Delaware Group on behalf of their clients by telephone or other expedited means. This service may be discontinued or revised at any time by the Transfer Agent. Such exchange requests may be rejected if it is determined that a particular request or the total requests at any time could have an adverse effect on any of the funds. Requests for expedited exchanges may be submitted with a properly completed exchange authorization form, as described above.

Telephone Exchange Privilege
         Shareholders owning shares for which certificates have not been issued or their investment dealers of record may exchange shares by telephone for shares in other mutual funds in the Delaware Group. This service is automatically provided unless the relevant Fund receives written notice from the shareholder to the contrary.

         Shareholders or their investment dealers of record may contact the Shareholder Service Center at 800-523-1918 or, in the case of shareholders of the Institutional Classes, their Client Services Representative at 800-828-5052, to effect an exchange. The shareholder's current Fund account number must be identified, as well as the registration of the account, the share or dollar amount to be exchanged and the fund into which the exchange is to be made. Requests received on any day after the time the offering price and net asset value are determined will be processed the following day. See Determining Offering Price and Net Asset Value. Any new account established through the exchange will automatically carry the same registration, shareholder information and dividend option as the account from which the shares were exchanged. The exchange requirements of the fund into which the exchange is being made, such as sales charges, eligibility and investment minimums, must be met. (See the prospectus of the fund desired or inquire by calling the Transfer Agent or, as relevant, your Client Services Representative.) Certain funds are not available for retirement plans.


         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Group. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and each Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

         As described in the Funds Prospectuses, neither the Funds nor the Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine.


Right to Refuse Timing Accounts
         With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), each Fund will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Group funds from Timing Firms. Each Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

Restrictions on Timed Exchanges
         Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Group funds: (1) Decatur Income Fund, (2) Decatur Total Return Fund, (3) Delaware Fund, (4) Limited- Term Government Fund, (5) Tax-Free USA Fund, (6) Delaware Cash Reserve, (7) Delchester Fund and (8) Tax-Free Pennsylvania Fund. No other Delaware Group funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Group funds not listed above may not be reinvested back into that Timing Account. Each Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a timing pattern (as described above).

         Each Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund and therefore may be refused.

         Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

                                *     *     *

         Following is a summary of the investment objectives of the other Delaware Group funds:

         Delaware Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. Devon Fund seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the Manager believes have the potential for above average dividend increases over time.

         Trend Fund seeks long-term growth by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential.

         Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

         DelCap Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.

         Delchester Fund seeks as high a current income as possible by investing principally in high-yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high-yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities.

         U.S. Government Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities. U.S. Government Money Fund seeks maximum current income with preservation of principal and maintenance of liquidity by investing only in short-term securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities, while maintaining a stable net asset value.

         Delaware Cash Reserve seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

         Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

         Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

         Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal and, to the extent possible, certain Pennsylvania state and local taxes, consistent with the preservation of capital.

         International Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Global Bond Fund seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Global Assets Fund seeks to achieve long-term total return by investing in global securities which will provide higher current income than a portfolio comprised exclusively of equity securities, along with the potential for capital growth. Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.

         Enterprise Fund seeks to provide maximum appreciation of capital by investing in medium-sized companies which have a dominant position within their industry, are undervalued, or have potential for growth in earnings. U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. World Growth Fund seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. New Pacific Fund seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin. Federal Bond Fund seeks to maximize current income consistent with preservation of capital. The fund attempts to achieve this objective by investing primarily in securities issued by the U.S. government, its agencies and instrumentalities. Corporate Income Fund seeks to provide high current income consistent with preservation of capital. The fund attempts to achieve this objective primarily by investing in a diversified portfolio of investment grade fixed-income securities issued by U.S.
corporations.

         Delaware Group Premium Fund, Inc. offers ten funds available exclusively as funding vehicles for certain insurance company separate accounts. Equity/Income Series seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. High Yield Series seeks as high a current income as possible by investing in rated and unrated corporate bonds, U.S. government securities and commercial paper. Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Money Market Series seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. Growth Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Multiple Strategy Series seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers that provide the potential for capital appreciation and income. Value Series seeks capital appreciation by investing in small- to mid-cap common stocks whose market values appear low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. Emerging Growth Series seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the marketplace and to have fundamental characteristics to support growth. Income is not an objective. Global Bond Series seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation.

         For more complete information about any of the Delaware Group funds, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

         Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus(es).

GENERAL INFORMATION

         The Manager is the investment manager of the Funds. The Manager also provides investment management services to certain of the other funds in the Delaware Group. The Manager, through a separate division, also manages private investment accounts. While investment decisions of the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds.


         The Manager, or its affiliate Delaware International Advisers Ltd., also manages the investment options for Delaware Medallion (sm) III Variable Annuity. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers ten different investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Group mutual funds as available outside the annuity. See Discipline Group Premium Fund, Inc., above.

         Access persons and advisory persons of the Delaware Group of funds, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to the Manager, Delaware International Advisers Ltd. or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received; (3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities;
(4) opening positions may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

         The Distributor acts as national distributor for each of the Funds and for the other mutual funds in the Delaware Group. As previously described, prior to January 3, 1995, DDI served as the national distributor for the Funds. The Distributor ("DDLP") (for all periods after January 3, 1995) and, in its capacity as such, DDI (prior to January 3, 1995) received net commissions from each Fund on behalf of Class A Shares, after reallowances to dealers, as follows:

                                Decatur Income Fund

  Fiscal             Total Amount                 Amounts               Net
   Year             of Underwriting              Reallowed          Commission
   Ended              Commission                to Dealers          to DDLP/DDI
   -----            ---------------             ----------          -----------
 11/30/96               $2,178,120                $1,814,559          $363,561
 11/30/95                2,136,781                 1,849,211           287,570
 11/30/94                2,113,539                 1,761,778           351,761


                             Decatur Total Return Fund

  Fiscal             Total Amount                 Amounts               Net
   Year             of Underwriting              Reallowed          Commission
   Ended               Commission                to Dealers         to DDLP/DDI
   -----             -------------             ------------        ------------
 11/30/96               $1,749,609                $1,457,509          $292,100
 11/30/95                1,637,530                 1,416,914           220,616
 11/30/94                1,406,240                 1,218,424           187,816

         The Distributor and, in its capacity as such, DDI received Limited CDSC payments with respect to Class A Shares of Decatur Income and Decatur Total Return Funds as follows:

                              Limited CDSC Payments

     Fiscal                 Decatur Income         Decatur Total Return
   Year Ended                Fund A Class              Fund A Class
   ----------                ------------              ------------

    11/30/96                      $3,249                    $-0-
    11/30/95                        -0-                      -0-
    11/30/94                        -0-                      -0-

         The Distributor and, in its capacity as such, DDI received CDSC payments with respect to Class B Shares of Decatur Income and Decatur Total Return Funds as follows:


                                  CDSC Payments


    Fiscal                 Decatur Income         Decatur Total Return
  Year Ended                Fund B Class              Fund B Class
  ----------                ------------              ------------
   11/30/96                     $60,751                  $45,044
   11/30/95                      21,252                   15,098
   11/30/94*                         10                      -0-


*Commenced operations on September 6, 1994.



         The Distributor received CDSC payments with respect to Class C Shares of Decatur Income and Decatur Total Return Funds as follows:


                                  CDSC Payments


     Fiscal                 Decatur Income         Decatur Total Return
   Year Ended                Fund C Class              Fund C Class
   ----------                ------------              ------------
    11/30/96                      $1,439                   $1,584
    11/30/95*                        -0-                      -0-


*Commenced operations on November 29, 1995.


         Effective as of January 3, 1995, all such payments described above have been paid to the Distributor.

         The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for each Fund and for the other mutual funds in the Delaware Group. The Transfer Agent is paid a fee by each Fund for providing these services consisting of an annual per account charge of $5.50 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Directors, including a majority of the unaffiliated directors. The Transfer Agent also provides accounting services to each Fund. Those services include performing all functions related to calculating each Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Group for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including each Fund, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.


         The Manager and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of Equity Funds II, Inc.'s advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause Equity Funds II, Inc. to delete the words "Delaware Group" from Equity Funds II, Inc.'s name.

         Bankers Trust Company ("Bankers"), One Bankers Trust Plaza, New York, NY 10006, is custodian of Decatur Income Fund's and Decatur Total Return Fund's securities and cash. The Chase Manhattan Bank ("Chase"), 4 Chase Metrotech Center, Brooklyn, NY 11245, is custodian of Blue Chip Fund's and Quantum Fund's securities and cash. As custodian for a Fund, Bankers or, as relevant, Chase maintains a separate account or accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.


         The legality of the issuance of the shares offered hereby, registered pursuant to Rule 24f-2 under the 1940 Act has been passed upon for Equity Funds II, Inc. by Stradley, Ronon, Stevens & Young, LLP, Philadelphia, Pennsylvania.

Capitalization
         Equity Funds II, Inc. has a present authorized capitalization of one billion shares of capital stock with a $1.00 par value per share.

         The Board of Directors has allocated the following number of shares to each Fund and their respective classes:

Decatur Income Fund                                               350 million
                  Decatur Income Fund A Class                     200 million
                  Decatur Income Fund B Class                      50 million
                  Decatur Income Fund C Class                      50 million
                  Decatur Income Fund Institutional Class          50 million

Decatur Total Return Fund                                         250 million
                  Decatur Total Return Fund A Class               100 million
                  Decatur Total Return Fund B Class                50 million
                  Decatur Total Return Fund C Class                50 million
                  Decatur Total Return Fund Institutional Class    50 million

Blue Chip Fund                                                    200 million
                  Blue Chip Fund A Class                          100 million
                  Blue Chip Fund B Class                           25 million
                  Blue Chip Fund C Class                           25 million
                  Blue Chip Fund Institutional Class               50 million

Quantum Fund                                                      200 million
                  Quantum Fund A Class                            100 million
                  Quantum Fund B Class                             25 million
                  Quantum Fund C Class                             25 million
                  Quantum Fund Institutional Class                 50 million

         While shares of Equity Funds II, Inc. have equal voting rights on matters affecting the Funds, each Fund would vote separately on any matter which it is directly affected by, such as any change in its fundamental investment policies and as otherwise prescribed by the 1940 Act. Shares of each Fund have a priority in that Fund's assets, and in gains on and income from the portfolio of that Fund.

         All shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable and, except as described above, have equal voting rights.

         Shares of each Class of a Fund represent a proportionate interest in the assets of such Fund, and have the same voting and other rights and preferences as the other classes of that Fund, except that shares of a Fund's Institutional Class may not vote on any matter affecting the Fund Classes' Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Class A Shares, Class B Shares and Class C Shares of a Fund may vote only on matters affecting the 12b-1 Plan that relates to the Class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by a Fund under the 12b-1 Plan relating to its Class A Shares. General expenses of a Fund will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the 12b-1 Plans of each Fund's Class A, Class B and Class C Shares will be allocated solely to those classes.

         Prior to January 13, 1994, Decatur Income Fund offered only one class of shares, the class currently designated Class A Shares. Beginning January 13, 1994, Decatur Income Fund began offering its Institutional Class, beginning September 6, 1994, Decatur Income Fund began offering its Class B Shares, and beginning November 29, 1995, Decatur Income Fund began offering its Class C Shares. Prior to July 26, 1993, Decatur Total Return Fund offered only one class of shares, the class currently designated Class A Shares. Beginning July 26, 1993, Decatur Total Return Fund began offering its Institutional Class, beginning September 6, 1994, Decatur Total Return Fund began offering its Class B Shares, and beginning November 29, 1995, Decatur Total Return Fund began offering its Class C Shares.

         Prior to May 2, 1994, the Decatur Income Fund series was named the Decatur I Series (which was known and did business as Decatur Fund I). From May 2, 1994 to September 5, 1994, Decatur Income Fund A Class was known as the Decatur Income Fund class and prior to May 2, 1994, it was known as the Decatur Fund I class. From May 2, 1994 to September 5, 1994, Decatur Income Fund Institutional Class was known as the Decatur Income Fund (Institutional) class and prior to May 2, 1994, it was known as the Decatur Fund I (Institutional) class.

         Prior to May 2, 1994, the Decatur Total Return Fund series was named the Decatur II Series (which was known and did business as Decatur Fund II). From May 2, 1994 to September 5, 1994, Decatur Total Return Fund A Class was known as the Decatur Total Return Fund class and prior to May 2, 1994, it was known as the Decatur Fund II class. From May 2, 1994 to September 5, 1994, Decatur Total Return Fund Institutional Class was known as the Decatur Total Return Fund (Institutional) class and prior to May 2, 1994, it was known as the Decatur Fund II (Institutional) class.

         Effective as of the close of business February 21, 1997, the name Delaware Group Decatur Fund, Inc. was changed to Delaware Group Equity Funds II, Inc.

Noncumulative Voting
         Equity Funds II, Inc.'s shares have noncumulative voting rights which means that the holders of more than 50% of the shares of Equity Funds II, Inc. voting for the election of directors can elect all the directors if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any directors.

         This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.

APPENDIX A--RATINGS

Bonds
         Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

APPENDIX B--IRA INFORMATION

         An individual can contribute up to $2,000 to his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayer's adjusted gross income and whether the taxpayer or his or her spouse is an active participant in an employer-sponsored retirement plan. Even if a taxpayer (or his or her spouse) is an active participant in an employer-sponsored retirement plan, the full $2,000 deduction is still available if the taxpayer's adjusted gross income is below $25,000 ($40,000 for taxpayers filing joint returns). A partial deduction is allowed for married couples with incomes between $40,000 and $50,000, and for single individuals with incomes between $25,000 and $35,000. No deductions are available for contributions to IRAs by taxpayers whose adjusted gross income before IRA deductions exceeds $50,000 ($35,000 for singles) and who are active participants in an employer-sponsored retirement plan. Taxpayers who were not allowed deductions on IRA contributions still can make nondeductible IRA contributions of as much as $2,000 for each working spouse ($2,250 for one-income couples for years prior to 1997), and defer taxes on interest or other earnings from the IRAs. Special rules apply for determining the deductibility of contributions made by married individuals filing separate returns.

         Effective for tax years beginning after 1996, one-income couples can contribute up to $2,000 to each spouse's IRA provided the combined compensation of both spouses is at least equal to the total contributions for both spouses. If the working spouse is an active participant in an employer-sponsored retirement plan and earns over $40,000, the maximum deduction limit is reduced in the same way that the limit is reduced for contributions to a non-spousal IRA.

         As illustrated in the following tables, maintaining an Individual Retirement Account remains a valuable opportunity.

         For many, an IRA will continue to offer both an up-front tax break with its tax deduction each year and the real benefit that comes with tax-deferred compounding. For others, losing the tax deduction will impact their taxable income status each year. Over the long-term, however, being able to defer taxes on earnings still provides an impressive investment opportunity--a way to have money grow faster due to tax-deferred compounding.

         Even if your IRA contribution is no longer deductible, the benefits of saving on a tax-deferred basis can be substantial. The following tables illustrate the benefits of tax-deferred versus taxable compounding. Each reflects a constant 10% rate of return, compounded annually, with the reinvestment of all proceeds. The tables do not take into account any sales charges or fees. Of course, earnings accumulated in your IRA will be subject to tax upon withdrawal. If you choose a mutual fund with a fluctuating net asset value, like either Fund, your bottom line at retirement could be lower--it could also be much higher.

$2,000 Invested Annually Assuming a 10% Annualized Return


         15% Tax Bracket                Single -- $0 - $24,650
         ---------------------          Joint  -- $0 - $41,200


                                                                                                 How Much You
         End of                Cumulative                     How Much You                      Have With Full
          Year              Investment Amount               Have Without IRA                     IRA Deduction

            1                   $ 2,000                          $  1,844                          $  2,200
            5                    10,000                            10,929                            13,431
           10                    20,000                            27,363                            35,062
           15                    30,000                            52,074                            69,899
           20                    40,000                            89,231                           126,005
           25                    50,000                           145,103                           216,364
           30                    60,000                           229,114                           361,887
           35                    70,000                           355,438                           596,254
           40                    80,000                           545,386                           973,704

[Without IRA--investment of $1,700 ($2,000 less 15%) earning 8.5%
(10% less 15%)]



         28% Tax Bracket                Single -- $24,651 - $59,750
         ---------------------          Joint  -- $41,201 - $99,600



         End of           Cumulative                How Much You              How Much You Have with Full IRA
          Year         Investment Amount          Have Without IRA             No Deduction        Deduction
            1               $ 2,000                    $  1,544                $  1,584             $  2,200
            5                10,000                       8,913                   9,670               13,431
           10                20,000                      21,531                  25,245               35,062
           15                30,000                      39,394                  50,328               69,899
           20                40,000                      64,683                  90,724              126,005
           25                50,000                     100,485                 155,782              216,364
           30                60,000                     151,171                 260,559              361,887
           35                70,000                     222,927                 429,303              596,254
           40                80,000                     324,512                 701,067              973,704

[Without IRA--investment of $1,440 ($2,000 less 28%) earning 7.2% (10% less 28%)] [With IRA--No Deduction--investment of $1,440 ($2,000 less 28%) earning 10%]

         31% Tax Bracket                Single -- $59,751 - $124,650
         ---------------------          Joint  -- $99,601 - $151,750



         End of                Cumulative                How Much You              How Much You Have with Full IRA
          Year              Investment Amount          Have Without IRA           No Deduction           Deduction

            1                    $ 2,000                   $  1,475                  $  1,518              $  2,200
            5                     10,000                      8,467                     9,268                13,431
           10                     20,000                     20,286                    24,193                35,062
           15                     30,000                     36,787                    48,231                69,899
           20                     40,000                     59,821                    86,943               126,005
           25                     50,000                     91,978                   149,291               216,364
           30                     60,000                    136,868                   249,702               361,887
           35                     70,000                    199,536                   411,415               596,254
           40                     80,000                    287,021                   671,855               973,704

[Without IRA--investment of $1,380 ($2,000 less 31%) earning 6.9% (10% less 31%)] [With IRA--No Deduction--investment of $1,380 ($2,000 less 31%) earning 10%]



         36% Tax Bracket*               Single -- $124,651 - $271,050
         ---------------------          Joint  -- $151,751 - $271,050



         End of                Cumulative                How Much You              How Much You Have with Full IRA
          Year              Investment Amount          Have Without IRA           No Deduction           Deduction

            1                    $ 2,000                   $  1,362                  $  1,408              $  2,200
            5                     10,000                      7,739                     8,596                13,431
           10                     20,000                     18,292                    22,440                35,062
           15                     30,000                     32,683                    44,736                69,899
           20                     40,000                     52,308                    80,643               126,005
           25                     50,000                     79,069                   138,473               216,364
           30                     60,000                    115,562                   231,608               361,887
           35                     70,000                    165,327                   381,602               596,254
           40                     80,000                    233,190                   623,170               973,704

[Without IRA--investment of $1,280 ($2,000 less 36%) earning 6.4% (10% less 36%)] [With IRA--No Deduction--investment of $1,280 ($2,000 less 36%) earning 10%]

         39.6% Tax Bracket*                Single -- over $271,050
         -----------------------           Joint  -- over $271,050



         End of                Cumulative                How Much You              How Much You Have with Full IRA
          Year              Investment Amount          Have Without IRA           No Deduction           Deduction
            1                    $ 2,000                   $  1,281                  $  1,329              $  2,200
            5                     10,000                      7,227                     8,112                13,431
           10                     20,000                     16,916                    21,178                35,062
           15                     30,000                     29,907                    42,219                69,899
           20                     40,000                     47,324                    76,107               126,005
           25                     50,000                     70,677                   130,684               216,364
           30                     60,000                    101,986                   218,580               361,887
           35                     70,000                    143,965                   360,137               596,254
           40                     80,000                    200,249                   588,117               973,704

[Without IRA--investment of $1,208 ($2,000 less 39.6%) earning 6.04% (10% less 39.6%)] [With IRA--No Deduction--investment of $1,208 ($2,000 less 39.6%) earning 10%]



* For tax years beginning after 1992, a 36% tax rate applies to all taxable income in excess of the maximum dollar amounts subject to the 31% tax rate. In addition, a 10% surtax (not applicable to capital gains) applies to certain high-income taxpayers. It is computed by applying a 39.6% rate to taxable income in excess of $271,050. The above tables do not reflect the personal exemption phaseout nor the limitations of itemized deductions that may apply.




                               $2,000 SINGLE INVESTMENT AT A RETURN OF 10% COMPOUNDED QUARTERLY

                   TAXABLE -         TAXABLE -          TAXABLE -         TAXABLE -         TAXABLE -            TAX
YEARS                39.6%*              36%*              31%               28%               15%            DEFERRED
-----------------------------------------------------------------------------------------------------------------------------------

    10            $  3,642          $  3,774             $ 3,964           $ 4,083           $ 4,638          $  5,370
    15               4,915             5,184               5,581             5,833             7,062             8,800
    20               6,633             7,121               7,857             8,334            10,755            14,419
    30              12,081            13,436              15,572            17,012            24,939            38,716
    40              22,001            25,352              30,865            34,728            57,831           103,956



                               $2,000 INVESTED ANNUALLY AT A RETURN OF 10% COMPOUNDED QUARTERLY
                   TAXABLE -         TAXABLE -          TAXABLE -         TAXABLE -         TAXABLE -            TAX
YEARS                39.6%*              36%*              31%               28%               15%            DEFERRED
-----------------------------------------------------------------------------------------------------------------------------------

    10           $  28,226         $  28,833          $   29,702          $ 30,239          $ 32,699          $ 35,834
    15              50,104            51,753              54,152            55,654            62,755            72,298
    20              79,629            83,239              88,573            91,966           108,525           132,049
    30             173,245           185,894             205,256           217,971           284,358           390,394
    40             343,773           379,596             436,523           475,187           692,097         1,084,066



* For tax years beginning after 1992, a 36% tax rate applies to all taxable income in excess of the maximum dollar amounts subject to the 31% tax rate. In addition, a 10% surtax (not applicable to capital gains) applies to certain high-income taxpayers. It is computed by applying a 39.6% rate to taxable income in excess of $271,050. The above tables do not reflect the personal exemption phaseout nor the limitations of itemized deductions that may apply.

THE VALUE OF STARTING YOUR IRA EARLY

         The following illustrates how much more you would have contributing $2,000 each January--the earliest opportunity--compared to contributing on April 15th of the following year--the latest, for each tax year.

               After      5 years                $3,528    more
                         10 years                $6,113
                         20 years               $17,228
                         30 years               $47,295

         Compounded returns for the longest period of time is the key. The above illustration assumes a 10% rate of return and the reinvestment of all proceeds.

         And it pays to shop around. If you get just 2% more per year, it can make a big difference when you retire. A constant 8% versus 10% return, both compounded quarterly, illustrates the point. This chart is based on a yearly investment of $2,000 on January 1. After 30 years the difference can mean as much as 50% more!

                                 8% Return          10% Return
                                 ---------          ----------
                   10 years        $31,726             $35,834
                   30 years       $256,465            $390,394


         The statistical exhibits above are for illustration purposes only and do not reflect the actual Fund performance for the Funds either in the past or in the future.

APPENDIX D--THE COMPANY LIFE CYCLE

         Traditional business theory contends that a typical company progresses through basically four stages of development, keyed closely to a firm's sales.

         1. Emerging Growth--a period of experimentation in which the company builds awareness of a new product or firm.

         2. Accelerated Development--a period of rapid growth with potentially high profitability and acceptance of the product.

         3. Maturing Phase--a period of diminished real growth due to dependence on replacement or sustained product demand.

         4. Cyclical Stage--a period in which a company faces a potential saturation of demand for its product. At this point, a firm either diversifies or becomes obsolete.

                        Hypothetical Corporate Life Cycle

         Hypothetical Corporate Life Cycle Chart shows in a line illustration, the stages that a typical company would go through, beginning with the emerging state where sales growth continues at a steep pace to the mature phase where growth levels off to the cyclical stage where sales show more definitive highs and lows.

         The above chart illustrates the path traditionally followed by companies that successfully survive the growth sequence.

FINANCIAL STATEMENTS

         Ernst & Young LLP serves as the independent auditors for Delaware Group Equity Funds II, Inc. and, in its capacity as such, audits the annual financial statements of the Funds. Decatur Income Fund's and Decatur Total Return Fund's Statements of Net Assets, Statements of Operations, Statements of Changes in Net Assets, and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent auditors, for the fiscal year ended November 30, 1996 are included in Delaware Group Equity Funds II, Inc. - Decatur Income Fund and Delaware Group Equity Funds II, Inc. - Decatur Total Return Fund's Annual Report to shareholders. The financial statements, the notes relating thereto and the report of Ernst & Young LLP, listed above are incorporated by reference from the Annual Report into this Part B. Blue Chip Fund and Quantum Fund were not offered to the public prior to February 24, 1997.

APPENDIX C

Decatur Income Fund Performance Overview
     The following table illustrates the total return on one share invested in Decatur Income Fund A Class(1) during the 10-year period ended November 30, 1996. The results reflect the reinvestment of all dividends and realized securities profits distributions at the net asset value reported at the time of distribution. No adjustment has been made for any income taxes payable by shareholders on income dividends or realized securities profits distributions accepted in shares.

Decatur Income Fund A Class

                                                                     Cumula-
                                                                    tive net
                                                                     asset
                        Net Asset                                   value at
            Maximum       Value           Distributions             year-end
            offering  --------------  -------------------------     with all
 Year       price at   Begin-          From          From          distribu-
 ended       begin-    ning     End   invest-       realized         tions
  Nov       ning of     of      of     ment          securi-         rein-
  30        year(2)    year    year   income       ties profits     vested
------    ---------  ------   ------  -------      ------------    --------

 1987      $20.28    $19.32   $15.86    $0.80        $2.00          $18.45
 1988       16.65     15.86    16.89     0.73         1.75           23.10
 1989       17.73     16.89    19.07     0.81         0.26           27.69
 1990       20.02     19.07    14.53     1.05         1.49           24.36
 1991       15.25     14.53    15.76     0.97         0.00           28.12
 1992       16.55     15.76    17.20     0.81         0.00           32.21
 1993       18.06     17.20    18.24     0.68         0.85           37.23
 1994       19.15     18.24    15.57     0.86         1.75           37.11
 1995       16.35     15.57    19.07     0.69         0.42           48.62
 1996       20.02     19.07    21.32     0.69         1.34           60.51
                                         ----         ----
Total Distributions                     $8.09        $9.86

                          PERCENTAGE CHANGES DURING YEAR
--------------------------------------------------------------------------------
       Decatur Income Fund
----------------------------------
Maximum Offering Price   Net Asset Value        Standard &        Dow Jones         Consumer
 to Net Asset Value     to Net Asset Value    Poor's 500(5)    Industrial(5)    Price Index(6)
-------------------------------------------------------------------------------------------------
Annual   Cumulative(3) Annual Cumulative(4) Annual Cumulative Annual Cumulative Annual Cumulative
------   ------------- ------ ------------- ------ ---------- ------ ---------- ------ ----------

- 9.0%     -4.5%       -4.5%    -4.5%        -4.7%    -4.7%    -1.1%   -1.1%    4.5%     4.5%
 19.3      19.6        25.2     19.6         23.3     17.5     19.8    18.4     4.2      8.9
 14.1      43.3        19.8     43.3         30.8     53.7     33.4    57.9     4.7     14.0
-16.2      26.1       -12.0     26.1         -3.5     48.3     -1.7    55.3     6.3     21.2
 10.0      45.6        15.5     45.6         20.3     78.4     16.9    81.5     3.0     24.8
  9.1      66.7        14.6     66.7         18.4    111.3     17.7   113.6     3.1     28.6
 10.3      93.1        15.9     93.2         10.1    132.7     14.7   145.0     2.7     32.0
 -5.3      92.0        -0.6     92.1          1.0    135.1      4.4   155.6     2.7     35.6
 24.8     151.6        31.0    151.6         36.9    221.9     39.3   256.1     2.6     39.1
 18.6     213.1        24.5    213.2         27.9    311.6     31.4   367.9     3.3     43.6

----------------------------
(1) Decatur Income Fund A Class began paying 12b-1 payments on May 2, 1994 and performance prior to that date does not reflect such payments.
(2) Reflects a maximum sales charge of 4.75% of total investment. There are reduced sales charges for investments of $100,000 or more.
(3) Reflects an offering price of $20.28 on November 30, 1986.
(4) Reflects a net asset value of $19.32 on November 30, 1986.
(5) Source: Interactive Data Corp.
(6) Source: John Russell Company.


    This period was one of generally rising common stock prices but also covers several years of declining prices. The results illustrated should not be considered as representative of dividend income or capital gain or loss which may be realized from an investment in the Series today.

     The Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average are industry-accepted indices of unmanaged securities used for measuring general market performance. The performance illustrated for these indices reflects the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charges or other fees. In seeking a particular investment objective, the Series' portfolio primarily includes common stocks, which may differ from those in the indices, and may also include investments in preferred and fixed income securities.

    The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

APPENDIX C


Decatur Income Fund Performance Overview
     The following table illustrates the total return on one share invested in Decatur Income Fund B Class during the period September 6, 1994 (date of initial public offering) through November 30, 1996. The results reflect the reinvestment of all dividends and realized securities profits distributions at the net asset value reported at the time of distribution. No adjustment has been made for any income taxes payable by shareholders on income dividends or realized securities profits distributions accepted in shares.


Decatur Income Fund B Class


                                                                     Cumula-
                                                                    tive net
                                                                     asset
                          Net Asset                                 value at
            Maximum        Value           Distributions            year-end
            offering  --------------  -------------------------     with all
Period      price at   Begin-           From          From          distribu-
 ended       begin-    ning     End    invest-       realized         tions
  Nov       ning of     of      of      ment          securi-         rein-
  30        year(2)    year(2)  year   income       ties profits     vested
------    ---------  ------   ------  -------      ------------    --------
 1994      $16.59    $16.59   $15.55    $0.17        $0.00          $15.72
 1995       15.55     15.55    19.03     0.55         0.42           20.40
 1996       19.03     19.03    21.26     0.54         1.34           25.18
                                         ----         ----
Total Distributions                     $1.26        $1.76


                          PERCENTAGE CHANGES DURING YEAR
--------------------------------------------------------------------------------
       Decatur Income Fund
-------------------------------------
 Returns Excluding      Returns Excluding      Standard &        Dow Jones         Consumer
      CDSC                   CDSC              Poor's 500(3)    Industrial(3)    Price Index(4)
-------------------------------------------------------------------------------------------------
Annual   Cumulative(2) Annual Cumulative(2) Annual Cumulative Annual Cumulative Annual Cumulative
------   ------------- ------ ------------- ------ ---------- ------ ---------- ------ ----------
 N/A      N/A          -5.3%    -5.3%        -3.0%    -3.0%    -3.1%   -3.1%    0.5%     0.5%
 25.9%    29.9%        23.0     23.0         36.9     32.8     39.3    35.0     2.6   -197.4
 19.4     23.4         51.8     68.3         27.9     69.8     31.4    77.4     3.3   -196.7


----------------------------
(1) Total return provided for the period September 6, 1994 (date of initial public offering) through November 30, 1994 is not annualized. Total return for this short of a time period may not be representative of longer-term results.
(2) Reflects a net asset value of $16.59 on September 2, 1994.
(3) Source: Interactive Data Corp.
(4) Source: John Russell Company.

    The Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally conservative securities used for measuring general market performance. The performance illustrated for these indices reflects the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charges or other fees. In seeking a particular investment objective, the Fund's portfolio primarily includes common stocks, which may differ from those in the indices, and may also include investments in fixed income securities.

APPENDIX C

Decatur Income Fund Performance Overview
     The following table illustrates the total return on one share invested in Decatur Income Fund Institutional Class(1) during the 10-year period ended November 30, 1996. The results reflect the reinvestment of all dividends and realized securities profits distributions at the net asset value reported at the time of distribution. No adjustment has been made for any income taxes payable by shareholders on income dividends or realized securities profits distributions accepted in shares.

Decatur Income Fund Institutional Class

                                                                     Cumula-
                                                                    tive net
                                                                     asset
                        Net Asset                                   value at
            Maximum       Value           Distributions             year-end
            offering  --------------  -------------------------     with all
 Year       price at   Begin-          From          From          distribu-
 ended       begin-    ning     End   invest-       realized         tions
  Nov       ning of     of      of     ment          securi-         rein-
  30        year(2)    year    year   income       ties profits     vested
------    ---------  ------   ------  -------      ------------    --------

 1987      $19.32    $19.32   $15.86    $0.80        $2.00          $18.45
 1988       15.86     15.86    16.89     0.73         1.75           23.10
 1989       16.89     16.89    19.07     0.81         0.26           27.69
 1990       19.07     19.07    14.53     1.05         1.49           24.36
 1991       14.53     14.53    15.76     0.97         0.00           28.12
 1992       15.76     15.76    17.20     0.81         0.00           32.21
 1993       17.20     17.20    18.24     0.68         0.85           37.23
 1994       18.24     18.24    15.59     0.86         1.75           37.15
 1995       15.59     15.59    19.06     0.74         0.42           48.72
 1996       19.06     19.06    21.31     0.72         1.34           49.92
                                         ----         ----
Total Distributions                     $8.17        $9.86


                          PERCENTAGE CHANGES DURING YEAR
--------------------------------------------------------------------------------
                        Decatur Income Fund
                       --------------------
                          Net Asset Value        Standard &        Dow Jones         Consumer
                        to Net Asset Value    Poor's 500(3)     Industrial(3)     Price Index(4)
-------------------------------------------------------------------------------------------------
Annual   Cumulative(3) Annual Cumulative(4) Annual Cumulative Annual Cumulative Annual Cumulative
------   ------------- ------ ------------- ------ ---------- ------ ---------- ------ ----------

-12.6%    -12.6%       -4.5%    -4.5%        -4.7%    -4.7%    -1.1%   -1.1%    4.5%     4.5%
 14.6       9.4        25.2     19.6         23.3     17.5     19.8    18.4     4.2      8.9
  9.7      31.1        19.8     43.3         30.8     53.7     33.4    57.9     4.7     14.0
-19.5      15.3       -12.0     26.1         -3.5     48.3     -1.7    55.3     6.3     21.2
  5.6      33.2        15.5     45.6         20.3     78.4     16.9    81.5     3.0     24.8
  4.8      52.6        14.6     66.7         18.4    111.3     17.7   113.6     3.1     28.6
  6.0      76.7        15.9     93.2         10.1    132.7     14.7   145.0     2.7     32.0
 -8.9      75.9        -0.5     92.3          1.0    135.1      4.4   155.6     2.7     35.6
 20.0     130.9        31.1    151.2         36.9    221.9     39.3   256.1     2.6     39.1
 -6.2     136.8         2.5    158.4         27.9    311.6     31.4   367.9     3.3     43.6

----------------------------
(1) Performance for Decatur Income Fund Institutional Class for periods prior to January 13, 1994 (date of initial public offering) is calculated by taking the performance of the Decatur Income Fund A Class and adjusting it to reflect the elimination of all sales charges.
(2) Reflects a net asset value of $19.32 on November 30, 1986.
(3) Source: Interactive Data Corp.
(4) Source: John Russell Company.

    This period was one of generally rising common stock prices but also covers several years of declining prices. The results illustrated should not be considered as representative of dividend income or capital gain or loss which may be realized from an investment in the Fund today.

    The Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally-conservative securities used for measuring general market performance. The performance illustrated for these indices reflects the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charges or other fees. In seeking a particular investment objective, the Series' portfolio primarily includes common stocks, which may differ from those in the indices, and may also include investments in fixed income securities.

    The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

APPENDIX C

Decatur Income Fund Performance Overview
     The following table illustrates the total return on one share invested in Decatur Income Fund C Class during the period November 29, 1995 (date of initial public offering) through November 30, 1996. The results reflect the reinvestment of all dividends and realized securities profits distributions at the net asset value reported at the time of distribution. No adjustment has been made for any income taxes payable by shareholders on income dividends or realized securities profits distributions accepted in shares.

Decatur Income Fund C Class

                                                                     Cumula-
                                                                    tive net
                                                                     asset
                         Net Asset                                  value at
            Maximum        Value           Distributions            year-end
            offering  --------------  -------------------------     with all
 Period     price at   Begin-           From          From          distribu-
 ended       begin-    ning     End    invest-       realized         tions
  Nov       ning of     of      of      ment          securi-         rein-
  30        year(2)    year(2)  year   income       ties profits     vested
------    ---------  ------   ------  -------      ------------    --------
 1995(1)   $19.15     19.15    19.08     0.05         0.00           19.13
 1996       19.08     19.08    21.33     0.55         1.34           23.63
                                         ----         ----
Total Distributions                     $0.60        $1.34


                          PERCENTAGE CHANGES DURING YEAR
--------------------------------------------------------------------------------
       Decatur Income Fund
-------------------------------------
 Returns Excluding      Returns Excluding      Standard &        Dow Jones         Consumer
      CDSC                   CDSC              Poor's 500(3)    Industrial(3)    Price Index(4)
-------------------------------------------------------------------------------------------------
Annual   Cumulative(2) Annual Cumulative(2) Annual Cumulative Annual Cumulative Annual Cumulative
------   ------------- ------ ------------- ------ ---------- ------ ---------- ------ ----------
 N/A      N/A          -0.1%    -0.1%        -0.4%    -0.4%    -0.6%   -0.6%    N/A       N/A
 22.5     23.5         23.4     33.4         27.9     27.9      0.3    31.4     0.03     0.03

----------------------------
(1) Total return provided for the period November 29, 1995 (date of initial public offering) through November 30, 1995 is not annualized. Total return for this short of a time period may not be representative of longer-term results.
(2) Reflects a net asset value of $15.61 on November 29, 1995.
(3) Source: Interactive Data Corp.
(4) Source: John Russell Company.

    The Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally conservative securities used for measuring general market performance. The performance illustrated for these indices reflects the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charges or other fees. In seeking a particular investment objective, the Fund's portfolio primarily includes common stocks, which may differ from those in the indices, and may also include investments in fixed income securities.

                                     PART C

                                Other Information


Item 24.       Financial Statements and Exhibits

               (a)      Financial Statements:

                        Part A      -   Financial Highlights

                       *Part B      -   Statements of Net Assets
                                        Statements of Operations
                                        Statements of Changes in Net Assets
                                        Notes to Financial Statements
                                        Accountant's Reports


               * The financial statements and Accountant's Reports listed above for Decatur Income Fund and Decatur Total Return Fund are incorporated by reference into Part B from the Registrant's Annual Report for such Funds for the fiscal year ended November 30, 1996. Financial statements for Blue Chip and Quantum Fund, whose shares were not offered prior to the effective date of this Registration Statement, are not included.

               (b)    Exhibits:

                        (1)     Articles of Incorporation.

                                (a) Articles of Incorporation, as amended and supplemented through November 27, 1995, incorporated into this filing by reference to Post-Effective Amendment No. 104 filed November 27, 1995.

                                (b) Executed Articles Supplementary (November 28, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 105 filed January 30, 1996.

                                (c)   Form of Articles Supplementary (1997)
                                      incorporated into this filing by reference to Post-Effective Amendment No. 106 filed December 10, 1996.

                                (d)   Form of Articles of Amendment (1997)
                                      incorporated into this filing by reference to Post-Effective Amendment No. 106 filed December 10, 1996.


                        (2) By-Laws. By-Laws, as amended to date, incorporated into this filing by reference to Post-Effective Amendment No. 104 filed November 27, 1995.

                        (3)     Voting Trust Agreement. Inapplicable.

                        (4) Copies of All Instruments Defining the Rights of Holders.

                                (a)   Articles of Incorporation, Articles of
                                      Amendment and Articles Supplementary.

PART C - Other Information
(Continued)

                                         (i)     Article Second of Articles
                                                 Supplementary (June 30, 1993,
                                                 April 27, 1994 and September 2,
                                                 1994), Article Fifth of the
                                                 Articles of Incorporation
                                                 (March 4, 1983) and Article
                                                 Eleventh of Articles of
                                                 Amendment (May 2, 1985)
                                                 incorporated into this filing
                                                 by reference to Post-Effective
                                                 Amendment No. 104 filed
                                                 November 27, 1995.

                                         (ii)    Articles Third and Fourth of
                                                 Articles Supplementary
                                                 (November 28, 1995)
                                                 incorporated into this filing
                                                 by reference to Post-Effective
                                                 Amendment No. 105 filed January
                                                 30, 1996.

                                         (iii)   Form of Articles Supplementary
                                                 (1997) incorporated into this
                                                 filing by reference to
                                                 Post-Effective Amendment No.
                                                 106 filed December 10, 1996.

                                (b)   By-Laws. Article II, Article III, as
                                      amended, and Article XIII, which was
                                      subsequently redesignated as Article XIV, incorporated into this filing by reference to Post-Effective Amendment No. 104 filed November 27, 1995.

                        (5)     Investment Management Agreements.

                                (a)   Investment Management Agreement (April 3,
                                      1995) between Delaware Management Company,
                                      Inc. and the Registrant on behalf of
                                      Decatur Income Fund incorporated into this filing by reference to Post-Effective Amendment No. 104 filed November 27, 1995.

                                (b)   Investment Management Agreement (April 3,
                                      1995) between Delaware Management Company,
                                      Inc. and the Registrant on behalf of
                                      Decatur Total Return Fund incorporated
                                      into this filing by reference to
                                      Post-Effective Amendment No. 104 filed
                                      November 27, 1995.

                                (c) Proposed Investment Management Agreement (February __, 1997) between Delaware Management Company, Inc. and the Registrant on behalf of Blue Chip Fund incorporated into this filing by reference to Post-Effective Amendment No. 106 filed December 10, 1996.

                                (d) Proposed Investment Management Agreement (February __, 1997) between Delaware Management Company, Inc. and the Registrant on behalf of Quantum Fund incorporated into this filing by reference to Post-Effective Amendment No. 106 filed December 10, 1996.

                                (e) Proposed Sub-Advisory Agreement (February __, 1997) between Delaware Management Company, Inc. and Vantage Global Advisors, Inc. on behalf of Blue Chip Fund incorporated into this filing by reference to Post-Effective Amendment No. 106 filed December 10, 1996.

                                (f) Proposed Sub-Advisory Agreement (February __, 1997) between Delaware Management Company, Inc. and Vantage Global Advisors, Inc. on behalf of Quantum Fund incorporated by reference to
                                      Post-Effective Amendment No. 106 filed
                                      December 10, 1996.

PART C - Other Information
(Continued)

                        (6)     (a)   Distribution Agreements.

                                          (i)   Form of Distribution Agreements
                                                (April 1995) between Delaware
                                                Distributors, L.P. and the
                                                Registrant on behalf of Decatur
                                                Income Fund and Decatur Total
                                                Return Fund incorporated into
                                                this filing by reference to
                                                Post-Effective Amendment No. 104
                                                filed November 27, 1995.

                                          (ii)  Form of Amendment No. 1 to
                                                Distribution Agreements
                                                (November 1995) on behalf of
                                                Decatur Income Fund and Decatur
                                                Total Return Fund incorporated
                                                into this filing by reference to
                                                Post-Effective Amendment No. 104
                                                filed November 27, 1995.

                                          (iii) Proposed Distribution Agreement
                                                (February __, 1997) (Module)
                                                between Delaware Distributors,
                                                L.P. and the Registrant on
                                                behalf of Blue Chip Fund and
                                                Quantum Fund incorporated into
                                                this filing by reference to
                                                Post-Effective Amendment No. 106
                                                filed December 10, 1996.

                                (b) Administration and Service Agreement. Form of Administration and Service Agreement (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 104 filed November 27, 1995.

                                (c) Dealer's Agreement. Dealer's Agreement (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 104 filed November 27, 1995.

                                (d)   Mutual Fund Agreement for the Delaware
                                      Group of Funds (November 1995) (Module)
                                      incorporated into this filing by reference to Post-Effective Amendment No. 105 filed January 30, 1996.

                        (7)     Bonus, Profit Sharing, Pension Contracts.

                                (a) Amended and Restated Profit Sharing Plan incorporated into this filing by reference to Post-Effective Amendment No. 104 filed November 27, 1995.

                                (b) Amendment to Profit Sharing Plan (December 21, 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 105 filed January 30, 1996.

                        (8)     Custodian Agreements.

                                (a) Form of Custodian Agreement (1996) between Bankers Trust Company and the Registrant on behalf of Decatur Income Fund and Decatur Total Return Fund incorporated into this filing by reference to Post-Effective Amendment No. 106 filed December 10, 1996.

                                (b)   Form of Securities Lending Agreement
                                      (1996) between Bankers Trust Company and the Registrant on behalf of Decatur Income Fund and Decatur Total Return Fund incorporated into this filing by reference to Post-Effective Amendment No. 106 filed December 10, 1996.

PART C - Other Information
(Continued)

                                (c)   Proposed Custodian Agreement (1997)
                                      between The Chase Manhattan Bank and the
                                      Registrant on behalf of Blue Chip Fund and Quantum Fund incorporated into this filing by reference to Post-Effective Amendment No. 106 filed December 10, 1996.

                                (d)   Proposed Securities Lending Agreement
                                      (1997) between The Chase Manhattan Bank
                                      and the Registrant on behalf of Blue Chip
                                      Fund and Quantum Fund incorporated into
                                      this filing by reference to Post-Effective
                                      Amendment No. 106 filed December 10, 1996.

                        (9)     Other Material Contracts.

                                (a) Proposed Amended and Restated Shareholders Services Agreement (February __, 1997) (Module) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 106 filed December 10, 1996.

                                (b) Executed Fund Accounting Agreement (August 19, 1996) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 106 filed December 10, 1996.

                                (c)   Executed Amendment No. 2 (November 29,
                                      1996) to Schedule A to Delaware Group of
                                      Funds Fund Accounting Agreement attached as Exhibit.

                                (d)   Executed Amendment No. 3 (December 27,
                                      1996) to Schedule A to Delaware Group of
                                      Funds Fund Accounting Agreement attached as Exhibit.

                                (e)   Proposed Amendment (1996) (Module) to
                                      Schedule A to Delaware Group of Funds Fund
                                      Accounting Agreement for Blue Chip Fund
                                      and Quantum Fund incorporated into this
                                      filing by reference to Post-Effective
                                      Amendment No. 106 filed December 10, 1996.

                        (10) Opinion of Counsel. Filed with letter relating to Rule 24f-2 on January 29, 1997.


                        (11)    Consent of Auditors.  Attached as Exhibit.


                     (12-13)    Inapplicable.

                        (14) Model Plans. Incorporated into this filing by reference to Post-Effective Amendment No. 93 filed February 1, 1993, Post-Effective Amendment No. 95 filed May 27, 1993 and Post-Effective Amendment No. 104 filed November 27, 1995.

                        (15)    Plans under Rule 12b-1.

                                (a) Form of Plan under Rule 12b-1 for Class A (November 1995) for Decatur Income Fund and Decatur Total Return Fund incorporated into this filing by reference to Post-Effective Amendment No. 104 filed November 27, 1995.

PART C - Other Information
(Continued)

                                (b) Form of Plan under Rule 12b-1 for Class B (November 1995) for Decatur Income Fund and Decatur Total Return Fund incorporated into this filing by reference to Post-Effective Amendment No. 104 filed November 27, 1995.

                                (c) Form of Plan under Rule 12b-1 for Class C (November 1995) for Decatur Income Fund and Decatur Total Return Fund incorporated into this filing by reference to Post-Effective Amendment No. 104 filed November 27, 1995.

                                (d) Proposed Plan under Rule 12b-1 (Module) for Blue Chip Fund and Quantum Fund Class A (February __, 1997) incorporated into this filing by reference to Post-Effective Amendment No. 106 filed December 10, 1996.

                                (e) Proposed Plan under Rule 12b-1 (Module) for Blue Chip Fund and Quantum Fund Class B (February __, 1997) incorporated into this filing by reference to Post-Effective Amendment No. 106 filed December 10, 1996.

                                (f) Proposed Plan under Rule 12b-1 (Module) for Blue Chip Fund and Quantum Fund Class C (February __, 1997) incorporated into this filing by reference to Post-Effective Amendment No. 106 filed December 10, 1996.

                       (16) Schedules of Computation for each Performance Quotation.

                                (a) Incorporated into this filing by reference to Post-Effective Amendment No. 104 filed November 27, 1995 and Post-Effective Amendment No. 105 filed January 30, 1996.

                                (b)   Schedules of Computation for each
                                      Performance Quotation for periods not
                                      previously electronically filed attached as Exhibit.

                       (17)     Financial Data Schedules.  Attached as Exhibit.

                       (18)     Plan under Rule 18f-3.

                                (a) Plan under Rule 18f-3 (November 29, 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 105 filed January 30, 1996.

                                (b) Amended Appendix A (November 29, 1996) to Plan under Rule 18f-3 attached as Exhibit.

                                (c)   Proposed Amended Appendix A (February __,
                                      1997) (Module) to Plan under Rule 18f-3
                                      incorporated into this filing by reference to Post-Effective Amendment No. 106 filed December 10, 1996.

PART C - Other Information
(Continued)

                       (19)     Other:   Directors' Power of Attorney.
                                         Incorporated into this filing by
                                         reference to Post-Effective Amendment
                                         No. 104 filed November 27, 1995.

Item 25.       Persons Controlled by or under Common Control with Registrant.
               None.

Item 26.       Number of Holders of Securities.

                       (1)                                        (2)

                                                           Number of
               Title of Class                              Record Holders

               Delaware Group Decatur Fund, Inc.'s
               Decatur Income Fund series:

               Decatur Income Fund A Class
               Common Stock Par Value                      73,771 Accounts as of
               $1.00 Per Share                             January 31, 1997

               Decatur Income Fund B Class
               Common Stock Par Value                      3,517 Accounts as of
               $1.00 Per Share                             January 31, 1997

               Decatur Income Fund C Class
               Common Stock Par Value                      351 Accounts as of
               $1.00 Per Share                             January 31, 1997

               Decatur Income Fund Institutional Class
               Common Stock Par Value                      106 Accounts as of
               $1.00 Per Share                             January 31, 1997

               Delaware Group Decatur Fund, Inc.'s
               Decatur Total Return Fund series:

               Decatur Total Return Fund A Class
               Common Stock Par Value                      36,834 Accounts as of
               $1.00 Per Share                             January 31, 1997

               Decatur Total Return Fund B Class
               Common Stock Par Value                      4,074 Accounts as of
               $1.00 Per Share                             January 31, 1997

               Decatur Total Return Fund C Class
               Common Stock Par Value                      631 Accounts as of
               $1.00 Per Share                             January 31, 1997

PART C - Other Information
(Continued)

                      (1)                                         (2)

                                                           Number of
               Title of Class                              Record Holders

               Decatur Total Return Fund
               Institutional Class
               Common Stock Par Value                      26 Accounts as of
               $1.00 Per Share                             January 31, 1997

               Delaware Group Decatur Fund, Inc.'s
               Blue Chip Fund series*:

               Blue Chip Fund A Class
               Common Stock Par Value                      0 Accounts as of
               $1.00 Per Share                             January 31, 1997

               Blue Chip Fund B Class
               Common Stock Par Value                      0 Accounts as of
               $1.00 Per Share                             January 31, 1997

               Blue Chip Fund C Class
               Common Stock Par Value                      0 Accounts as of
               $1.00 Per Share                             January 31, 1997

               Blue Chip Fund Institutional Class          0 Accounts as of
               Common Stock Par Value                      January 31, 1997
               $1.00 Per Share

               Delaware Group Decatur Fund, Inc.'s
               Quantum Fund series*:

               Quantum Fund A Class
               Common Stock Par Value                      0 Accounts as of
               $1.00 Per Share                             January 31, 1997

               Quantum Fund B Class
               Common Stock Par Value                      0 Accounts as of
               $1.00 Per Share                             January 31, 1997

               Quantum Fund C Class
               Common Stock Par Value                      0 Accounts as of
               $1.00 Per Share                             January 31, 1997

PART C - Other Information
(Continued)

                      (1)                                         (2)

                                                           Number of
               Title of Class                              Record Holders

               Quantum Fund Institutional Class            0 Accounts as of
               Common Stock Par Value                      January 31, 1997
               $1.00 Per Share

*Shares of Blue Chip Fund and Quantum Fund Classes were not offered prior to the effective date of this Registration Statement.

Item 27. Indemnification. Incorporated into this filing by reference to Post-Effective Amendment No. 75 filed May 23, 1986 and Article VII of the By-Laws, as amended, incorporated into this filing by reference to Post-Effective Amendment No. 104 filed November 27, 1995.

Item 28.       Business and Other Connections of Investment Adviser.


               Delaware Management Company, Inc. (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Group (Delaware Group Trend Fund, Inc., Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc.; Delaware Group Income Funds, Inc., Delaware Group Government Fund, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., DMC Tax-Free Income Trust-Pennsylvania, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc. and Delaware Group Global Dividend and Income Fund, Inc.) and provides investment advisory services to institutional accounts, primarily retirement plans and endowment funds, and to certain other investment companies. In addition, certain directors of the Manager also serve as directors/trustees of the other Delaware Group funds, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Group (see Item 29 below) and another such company acts as the shareholder servicing, dividend disbursing, accounting services and transfer agent for all of the mutual funds in the Delaware Group.

PART C - Other Information
(Continued)

               The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

Name and Principal                  Positions and Offices with the Manager and its
Business Address*                   Affiliates and Other Positions and Offices Held
------------------                  -----------------------------------------------
Wayne A. Stork                      Chairman of the Board, President, Chief Executive Officer, Chief Investment
                                    Officer and Director of Delaware Management Company, Inc.; President, Chief
                                    Executive Officer, Chairman of the Board and Director of the Registrant and,
                                    with the exception of Delaware Pooled Trust, Inc., each of the other funds in the
                                    Delaware Group, Delaware Management Holdings, Inc., DMH Corp., Delaware
                                    International Holdings Ltd. and Founders Holdings, Inc.; Chairman of the Board
                                    and Director of Delaware Pooled Trust, Inc., Delaware Distributors, Inc. and
                                    Delaware Capital Management, Inc.; Chairman, Chief Executive Officer and
                                    Director of Delaware International Advisers Ltd.; and Director of Delaware
                                    Service Company, Inc. and Delaware Investment & Retirement Services, Inc.

Winthrop S. Jessup                  Executive Vice President and Director of Delaware Management Company, Inc.,
                                    DMH Corp., Delaware International Holdings Ltd. and Founders Holdings, Inc.;
                                    Executive Vice President of the Registrant and, with the exception of Delaware
                                    Pooled Trust, Inc., each of the other funds in the Delaware Group and Delaware
                                    Management Holdings, Inc.; President and Chief Executive Officer of Delaware
                                    Pooled Trust, Inc.; Vice Chairman of Delaware Distributors, L.P.; Vice
                                    Chairman and Director of Delaware Distributors, Inc.; Director of Delaware
                                    Service Company, Inc., Delaware Management Trust Company, Delaware
                                    International Advisers Ltd. and Delaware Investment & Retirement Services,
                                    Inc.; and President and Director of Delaware Capital Management, Inc.


                                    Board of Directors, Glen Lincoln Inc. since 1985, Frazer, PA; Partner of Yellowstone
                                    Bluffs since 1995, Livingstone, MT; Trustee of Hero Scholarship Fund since 1990,
                                    Philadelphia, PA


Richard G. Unruh, Jr.               Executive Vice President and Director of Delaware Management Company,
                                    Inc.; Executive Vice President of the Registrant and each of the other funds in the Delaware Group; Senior Vice President of Delaware Management Holdings,
                                    Inc. and Delaware Capital Management, Inc.; and Director of
                                    Delaware International Advisers Ltd.


                                    Board of Directors, Chairman of Finance Committee, Keystone Insurance Company since
                                    1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Chairman of Finance
                                    Committee, Mid Atlantic, Inc. since 1989, 2040 Market Street, Philadelphia, PA;
                                    Board of Directors, Metron, Inc. since 1995, 11911 Freedom Drive, Reston, VA


Paul E. Suckow                      Executive Vice President/Chief Investment Officer, Fixed Income of Delaware
                                    Management Company, Inc., the Registrant and each of the other funds in the
                                    Delaware Group; Executive Vice President and Director of Founders Holdings,
                                    Inc.; Senior Vice President/Chief Investment Officer, Fixed Income of Delaware
                                    Management Holdings, Inc.; Senior Vice President of Delaware Capital
                                    Management, Inc.; and Director of Founders CBO Corporation

                                    Director of HYPPCO Finance Company, Ltd.


PART C - Other Information
(continued)

Name and Principal                  Positions and Offices with the Manager and its
Business Address*                   Affiliates and Other Positions and Offices Held
------------------                  -----------------------------------------------
David K. Downes                      Executive Vice President, Chief Operating Officer and Chief Financial Officer of
                                     Delaware Management Company, Inc.; Senior Vice President, Chief
                                     Administrative Officer and Chief Financial Officer of the Registrant and each of the other funds in the Delaware Group; Chairman and Director of Delaware
                                     Management Trust Company; Executive Vice President, Chief Operating
                                     Officer and Chief Financial Officer of Delaware Management Holdings, Inc.;
                                     Executive Vice President, Chief Operating Officer, Chief Financial Officer and
                                     Director of DMH Corp., Delaware Distributors, Inc. and Founders Holdings,
                                     Inc.; President, Chief Executive Officer, Chief Financial Officer and Director of
                                     Delaware Service Company, Inc.; Executive Vice President, Chief Operating
                                     Officer, Chief Financial Officer and Director of Delaware International Holdings
                                     Ltd.; Executive Vice President, Chief Financial Officer and Chief Operating
                                     Officer of Delaware Capital Management, Inc.; Chairman and Director of
                                     Delaware Investment & Retirement Services, Inc.; Director of Delaware
                                     International Advisers Ltd.; and Senior Vice President, Chief Administrative
                                     Officer and Chief Financial Officer of Delaware Distributors, L.P.


                                     Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8 Clayton Place,
                                     Newtown Square, PA


George M.                            Senior Vice President, Secretary and Director of Delaware Management
Chamberlain, Jr.                     Company, Inc., DMH Corp., Delaware Distributors, Inc., Delaware Service
                                     Company, Inc., Founders Holdings, Inc., Delaware Capital Management, Inc. and
                                     Delaware Investment & Retirement Services, Inc.; Senior Vice President and Secretary
                                     of the Registrant, each of the other funds in the Delaware Group, Delaware
                                     Distributors, L.P. and Delaware Management Holdings, Inc.; Executive Vice President,
                                     Secretary and Director of Delaware Management Trust Company; Secretary and
                                     Director of Delaware International Holdings Ltd.; and Director of Delaware
                                     International Advisers Ltd.

Richard J. Flannery                  Senior Vice President/Corporate & International Affairs of Delaware
                                     Management Company, Inc., Delaware Management Holdings, Inc., DMH
                                     Corp., Delaware Distributors, L.P., Delaware Distributors, Inc.,  Delaware
                                     Management Trust Company, Founders CBO Corporation and Delaware
                                     Capital Management, Inc.; Vice President of the Registrant and each of the other funds in the Delaware Group; Senior Vice President/Corporate &
                                     International Affairs and Director of Founders Holdings, Inc. and Delaware
                                     International Holdings Ltd.; Managing Director/Corporate & Tax Affairs of
                                     Delaware Service Company, Inc. and Delaware Investment & Retirement
                                     Services, Inc.; and Director of Delaware International Advisers Ltd.

                                     Director of HYPPCO Finance Company, Ltd.



PART C - Other Information
(continued)

Name and Principal                  Positions and Offices with the Manager and its
Business Address*                   Affiliates and Other Positions and Offices Held
------------------                  -----------------------------------------------
                                     Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton,
                                     PA; Director and Member of Executive Committee of Stonewall Links, Inc.
                                     since 1991, Bulltown Rd., Elverton, PA

Michael P. Bishof(1)                 Senior Vice President of Delaware Management Company, Inc.; Vice President
                                     and Treasurer of the Registrant, each of the other funds in the Delaware Group,
                                     Delaware Distributors, L.P. and Delaware Service Company, Inc.; Senior Vice
                                     President/Treasurer of Delaware Distributors, Inc. and Founders Holdings, Inc.;
                                     Assistant Treasurer of Founders CBO Corporation; and Vice President and
                                     Manager of Investment Accounting of Delaware International Holdings Ltd.

Joseph H. Hastings                   Senior Vice President/Corporate Controller and Treasurer of  Delaware
                                     Management Company, Inc., Delaware Management Holdings, Inc. and DMH
                                     Corp.; Senior Vice President/Treasurer of Delaware Distributors, Inc.; Senior
                                     Vice President/Corporate Controller of Founders Holdings, Inc.; Vice
                                     President/Corporate Controller of the Registrant, each of the other funds in the
                                     Delaware Group, Delaware Distributors, L.P., Delaware Service Company, Inc.
                                     and Delaware International Holdings Ltd.; Vice President/Treasurer of
                                     Delaware Capital Management, Inc.; Executive Vice President, Chief Financial
                                     Officer and Treasurer of Delaware Management Trust Company; Chief
                                     Financial Officer and Treasurer of Delaware Investment & Retirement Services,
                                     Inc.; and Assistant Treasurer of Founders CBO Corporation

Douglas L. Anderson                  Senior Vice President/Operations of Delaware Management Company, Inc.;
                                     Vice President/Operations of Delaware Investment & Retirement Services, Inc.
                                     and Delaware Service Company, Inc.; and Vice President/Operations and
                                     Director of Delaware Management Trust Company

Michael T. Taggart                   Senior Vice President/Facilities Management and Administrative Services of
                                     Delaware Management Company, Inc.

Eric E. Miller                       Vice President and Assistant Secretary of Delaware Management Company,
                                     Inc., the Registrant, each of the other funds in the Delaware Group, Delaware
                                     Management Holdings, Inc., DMH Corp., Delaware Distributors, L.P.,
                                     Delaware Distributors Inc., Delaware Service Company, Inc., Delaware
                                     Management Trust Company, Founders Holdings, Inc., Delaware Capital
                                     Management, Inc. and Delaware Investment & Retirement Services, Inc.


PART C - Other Information
(Continued)

Name and Principal                  Positions and Offices with the Manager and its
Business Address*                   Affiliates and Other Positions and Offices Held
------------------                  -----------------------------------------------

Richelle S. Maestro                  Vice President and Assistant Secretary of Delaware Management Company,
                                     Inc., the Registrant, each of the other funds in the Delaware Group, Delaware
                                     Management Holdings, Inc., Delaware Distributors, L.P., Delaware
                                     Distributors, Inc., Delaware Service Company, Inc., DMH Corp., Delaware
                                     Management Trust Company, Delaware Capital Management, Inc., Delaware
                                     Investment & Retirement Services, Inc. and Founders Holdings, Inc.; Secretary
                                     of Founders CBO Corporation; and Assistant Secretary of Delaware
                                     International Holdings Ltd.


                                     Partner of Tri-R Associates since 1989, 10001 Sandmeyer Ln., Philadelphia, PA


Richard Salus(2)                     Vice President/Assistant Controller of Delaware Management Company, Inc.;
                                     and Vice President of Delaware Management Trust Company

Bruce A. Ulmer                       Vice President/Director of Internal Audit of Delaware Management Company,
                                     Inc., the Registrant, each of the other funds in the Delaware Group, Delaware
                                     Management Holdings, Inc., DMH Corp. and Delaware Management Trust
                                     Company; and Vice President/Internal Audit of Delaware Investment &
                                     Retirement Services, Inc.

Steven T. Lampe(3)                   Vice President/Taxation of Delaware Management Company, Inc., the
                                     Registrant, each of the other funds in the Delaware Group, Delaware
                                     Management Holdings, Inc., DMH Corp., Delaware Distributors, L.P.,
                                     Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware
                                     Management Trust Company, Founders Holdings, Inc., Founders CBO
                                     Corporation, Delaware Capital Management, Inc. and Delaware Investment &
                                     Retirement Services, Inc.

Lisa O. Brinkley                     Vice President/Compliance of Delaware Management Company, Inc., the
                                     Registrant, each of the other funds in the Delaware Group, DMH Corp., Delaware
                                     Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc.,
                                     Delaware Management Trust Company, Delaware Capital Management, Inc. and Delaware
                                     Investment & Retirement Services, Inc.

Rosemary E. Milner                   Vice President/Legal of Delaware Management Company, Inc., the Registrant,
                                     each of the other funds in the Delaware Group, Delaware Distributors, L.P. and
                                     Delaware Distributors, Inc.

Gerald T. Nichols                    Vice President/Senior Portfolio Manager of Delaware Management Company,
                                     Inc., the Registrant, each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group; Vice President of Founders Holdings,
                                     Inc.; and Treasurer, Assistant Secretary and Director of Founders CBO Corporation


PART C - Other Information
(continued)

Name and Principal                  Positions and Offices with the Manager and its
Business Address*                   Affiliates and Other Positions and Offices Held
------------------                  -----------------------------------------------

Gary A. Reed                        Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the Registrant,
                                    each of the tax-exempt funds and the fixed income funds in the Delaware Group and Delaware
                                    Capital Management Counselors, Inc.

Paul A. Matlack                     Vice President/Senior Portfolio Manager of Delaware Management Company,
                                    Inc., the Registrant, each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group; Vice President of Founders Holdings,
                                    Inc.; and Secretary and Director of
                                    Founders CBO Corporation

Babak Zenouzi                       Vice President/Portfolio Manager of Fund, the Registrant, each of the equity funds and the closed-end funds in the Delaware Group

Patrick P. Coyne                    Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the Registrant,
                                    each of the tax-exempt funds and the fixed income funds in the Delaware Group and Delaware
                                    Capital Management, Inc.

Roger A. Early                      Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the Registrant,
                                    each of the tax-exempt funds and the fixed income funds in the Delaware Group

Mitchell L. Conery(4)               Vice President/Senior Portfolio Manager of Delaware Management Company,
                                    Inc., the Registrant and the tax-exempt and the fixed-income funds in the
                                    Delaware Group

Edward N. Antoian                   Vice President/Senior Portfolio Manager of Delaware Management Company,
                                    Inc. and each of the equity funds in the Delaware Group and Delaware Capital
                                    Management, Inc.


                                    Director of HR Easy since 1996, 6407 Idlewild Road, Suite 100, Charlotte, NC


George H. Burwell                   Vice President/Senior Portfolio Manager of Delaware Management Company,
                                    Inc. and each of the equity funds in the Delaware Group

John B. Fields                      Vice President/Senior Portfolio Manager of Delaware Management Company,
                                    Inc., each of the equity funds in the Delaware Group and Delaware Capital
                                    Management, Inc.

David C. Dalrymple                  Vice President/Senior Portfolio Manager of Delaware Management Company,
                                    Inc. and each of the equity funds in the Delaware Group

Gerald S. Frey(5)                   Vice President/Senior Portfolio Manager of Delaware Management Company,
                                    Inc. and each of the equity funds in the Delaware Group


PART C - Other Information
(continued)

Name and Principal                  Positions and Offices with the Manager and its
Business Address*                   Affiliates and Other Positions and Offices Held
------------------                  -----------------------------------------------

Faye P. Staples(6)                  Vice President/Human Resources of Delaware Management Company, Inc. and
                                    Delaware Distributors, Inc.; Senior Vice President/Human Resources of
                                    Delaware Distributors, L.P.; and Vice President/Director of Human Resources of
                                    Delaware Service Company, Inc.


(1) VICE PRESIDENT/GLOBAL INVESTMENT MANAGEMENT OPERATIONS, Bankers Trust and VICE PRESIDENT, CS First Boston Investment Management prior to June 1995.

(2)      SENIOR MANAGER, Ernst & Young LLP prior to December 1996.

(3)      TAX MANAGER, Price Waterhouse prior to October 1995.

(4) INVESTMENT OFFICER, Travelers Insurance prior to January 1997 and RESEARCH ANALYST, CS First Boston prior to March 1995.

(5)      SENIOR DIRECTOR, Morgan Grenfell Capital Management prior to June 1996.

(6)      VICE PRESIDENT/HUMAN RESOURCES, Nova Care prior to September 1995.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.


            Vantage Global Advisors, Inc. ("Vantage"), 630 Fifth Avenue, New York, NY 10111, is an indirect, wholly owned subsidiary of Lincoln National Corporation and an affiliate of Delaware Management Company, Inc. Vantage provides investment advice to pension plans, endowments, insurance and commingled products. Vantage serves as sub-investment adviser to the Blue Chip Fund series and the Quantum Fund series. The directors and officers of Vantage are listed below. Unless otherwise indicated, the principal business address of each person is 630 Fifth Avenue, New York, NY 10111.

Name and Principal                  Positions and Offices with Vantage Global Advisors, Inc. and its Principal
Business Address                    Affiliates and Other Positions and Offices Held
------------------                  --------------------------------------------------------------------------
T. Scott Wittman                    President, Chief Investment Officer and Director of Vantage Global Advisors,
                                    Inc.

Elliot M. Gartner                   Senior Vice President of Vantage Global Advisors, Inc.

John B. Guerard                     Senior Vice President of Vantage Global Advisors, Inc.

Marc C. Viani                       Vice President of Vantage Global Advisors, Inc.

Florence P. Leong                   Vice President of Vantage Global Advisors, Inc.

Evelyn M. Poy                       Vice President of Vantage Global Advisors, Inc.

*Dennis A. Blume                    Director of Vantage Global Advisors, Inc.

                                    Senior Vice President and Director of Lincoln Investment Management, Inc.
                                    since 1982, 200 East Berry Street, Fort Wayne, IN; Director of Lynch & Mayer,
                                    Inc. since 1996, 520 Madison Avenue, New York, NY

PART C - Other Information
(continued)

Name and Principal                  Positions and Offices with Vantage Global Advisors, Inc. and its Principal
Business Address                    Affiliates and Other Positions and Offices Held
------------------                  --------------------------------------------------------------------------
*H. Thomas McMeekin                 Director of Vantage Global Advisors, Inc.

                                    President and Director of Lincoln Investment Management, Inc., Lincoln National Convertible
                                    Securities Fund, Inc., Lincoln National Income Fund, Inc. since 1994; Executive Vice President and Chief Investment Officer of Lincoln National Corporation since 1994; President, Chief
                                    Executive Officer and Director of Lincoln National Mezzanine Corporation, 200 East Berry Street,
                                    Fort Wayne, IN; Director of Lynch & Mayer, Inc., 520 Madison Avenue, New York, NY

**Bruce D. Barton(1)                Director of Vantage Global Advisors, Inc.

                                    President and Chief Executive Officer of Delaware Distributors, L.P. since 1996,
                                    1818 Market Street, Philadelphia, PA;

(1)                                 SENIOR VICE PRESIDENT AND DIRECTOR, Lincoln National Investment Companies February 1996 to
                                    October 1996;
                                    VICE PRESIDENT, Lincoln National Corporation  May 1992 to October 1996.

*                                   Business address is 200 East Berry Street, Fort Wayne, IN 46802.
**                                  Business address is 1818 Market Street, Philadelphia, PA 19103


Item 29.         Principal Underwriters.

                 (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Group.

                 (b) Information with respect to each director, officer or partner of principal underwriter:

Name and Principal                            Positions and Offices                        Positions and Offices
Business Address*                             with Underwriter                             with Registrant
-------------------                           ----------------------                       ---------------------
Delaware Distributors, Inc.                   General Partner                              None

Delaware Management
Company, Inc.                                 Limited Partner                              Investment Manager

Delaware Capital
Management, Inc.                              Limited Partner                              None

Winthrop S. Jessup                            Vice Chairman                                Executive Vice President

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(continued)

Name and Principal                            Positions and Offices                        Positions and Offices
Business Address*                             with Underwriter                             with Registrant
-------------------                           ----------------------                       ---------------------
Bruce D. Barton                               President and Chief                          None
                                              Executive Officer

David K. Downes                               Senior Vice President,                       Senior Vice President/Chief
                                              Chief Administrative Officer                 Administrative
                                              and Chief Financial Officer                  Officer/Chief
                                              Financial Officer

George M. Chamberlain, Jr.                    Senior Vice President/                       Senior Vice President/
                                              Secretary                                    Secretary

Thomas Sawyer                                 Senior Vice President/                       None
                                              Western Sales Division

William F. Hostler                            Senior Vice President/                       None
                                              Marketing Services

Dana B. Hall                                  Senior Vice President/                       None
                                              Key Accounts

J. Chris Meyer                                Senior Vice President/                       None
                                              Product Development

Richard J. Flannery                           Senior Vice President/Corporate              Vice President
                                              & International Affairs

Eric E. Miller                                Vice President/                              Vice President/
                                              Assistant Secretary                          Assistant Secretary

Richelle S. Maestro                           Vice President/                              Vice President/
                                              Assistant Secretary                          Assistant Secretary

Michael P. Bishof                             Vice President/Treasurer                     Vice President/Treasurer

Steven T. Lampe                               Vice President/Taxation                      Vice President/Taxation

Joseph H. Hastings                            Vice President/                              Vice President/
                                              Corporate Controller                         Corporate Controller

Lisa O. Brinkley                              Vice President/                              Vice President/
                                              Compliance                                   Compliance

Rosemary E. Milner                            Vice President/Legal                         Vice President/Legal

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(continued)

Name and Principal                            Positions and Offices                        Positions and Offices
Business Address*                             with Underwriter                             with Registrant
-------------------                           ----------------------                       ---------------------
Daniel H. Carlson                             Vice President/Marketing                     None

Diane M. Anderson                             Vice President/                              None
                                              Retirement Services

Joseph M. Barrett                             Vice President/                              None
                                              Media Relations

Denise F. Guerriere                           Vice President/Client Services               None

Julia R. Vander Els                           Vice President/                              None
                                              Client Services

Jerome J. Alrutz                              Vice President/                              None
                                              Client Services

Joanne A. Mettenheimer                        Vice President/                              None
                                              National Accounts

Gregory J. McMillan                           Vice President/                              None
                                              National Accounts

Christopher H. Price                          Vice President/Annuity                       None
                                              Marketing & Administration

Stephen J. DeAngelis                          Vice President/Product                       None
                                              Development

Susan T. Friestedt                            Vice President/Customer                      None
                                              Service

Dinah J. Huntoon                              Vice President/Product                       None
                                              Management

Soohee Lee                                    Vice President/Fixed Income                  None
                                              Project Management

Ellen M. Krott                                Vice President/Communications                None

Holly W. Reimel                               Vice President/Telemarketing                 None

Terrence L. Bussard                           Vice President/Wholesaler                    None

William S. Carroll                            Vice President/Wholesaler                    None

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(continued)

Name and Principal                            Positions and Offices                        Positions and Offices
Business Address*                             with Underwriter                             with Registrant
-------------------                           ----------------------                       ---------------------
William L. Castetter                          Vice President/Wholesaler                    None

Thomas J. Chadie                              Vice President/Wholesaler                    None

Thomas C. Gallagher                           Vice President/Wholesaler                    None

Douglas R. Glennon                            Vice President/Wholesaler                    None

Christopher L. Johnston                       Vice President/Wholesaler                    None

Thomas P. Kennett                             Vice President/Wholesaler                    None

William M. Kimbrough                          Vice President/Wholesaler                    None

Mac McAuliffe                                 Vice President/Wholesaler                    None

Patrick L. Murphy                             Vice President/Wholesaler                    None

Henry W. Orvin                                Vice President/Wholesaler                    None

Philip G. Rickards                            Vice President/Wholesaler                    None

Laura E. Roman                                Vice President/Wholesaler                    None

Michael W. Rose                               Vice President/Wholesaler                    None

Thomas E. Sawyer                              Vice President/Wholesaler                    None

Edward B. Sheridan                            Vice President/Wholesaler                    None

Linda Schulz                                  Vice President/Wholesaler                    None

Stephen H. Slack                              Vice President/Wholesaler                    None

Robert E. Stansbury                           Vice President/Wholesaler                    None

* Business address of each is 1818 Market Street, Philadelphia, PA 19103

PART C - Other Information
(continued)

Name and Principal                            Positions and Offices                        Positions and Offices
Business Address*                             with Underwriter                             with Registrant
-------------------                           ----------------------                       ---------------------
Larry D. Stone                                Vice President/Wholesaler                    None

Faye P. Staples                               Vice President/Human Resources               None

John Wells                                    Vice President/Marketing                     None
                                              Technology


                 (c)  Not Applicable.


Item 30.         Location of Accounts and Records.

                 All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103.

Item 31.         Management Services.

                 None.

Item 32.         Undertakings.

                 (a)      Not Applicable.

                 (b) The Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the public offering of shares of the Blue Chip Fund.

                          The Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the public offering of shares of the Quantum Fund.

                 (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                 (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 20th day of February, 1997.

                                   DELAWARE GROUP DECATUR FUND, INC.
                         (to be renamed Delaware Group Equity Funds II, Inc.)

                                         By /s/Wayne A. Stork
                                            -------------------
                                            Wayne A. Stork
                                   Chairman of the Board, President,
                                  Chief Executive Officer and Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

      Signature                                    Title                                 Date
--------------------------        -----------------------------------------        -----------------
                                  Chairman of the Board, President,
/s/Wayne A. Stork                 Chief Executive Officer and Director             February 20, 1997
--------------------------
Wayne A. Stork
                                  Senior Vice President/Chief Administrative
                                  Officer/Chief Financial Officer (Principal
                                  Financial Officer and Principal Accounting
/s/David K. Downes                Officer)                                         February 20, 1997
--------------------------
David K. Downes

/s/Walter A. Babich      *        Director                                         February 20, 1997
--------------------------
Walter A. Babich

/s/Anthony D. Knerr      *        Director                                         February 20, 1997
--------------------------
Anthony D. Knerr

/s/Ann R. Leven          *        Director                                         February 20, 1997
--------------------------
Ann R. Leven

/s/W. Thacher Longstreth *        Director                                         February 20, 1997
--------------------------
W. Thacher Longstreth

/s/Charles E. Peck       *        Director                                         February 20, 1997
--------------------------
Charles E. Peck


                             * By /s/Wayne A. Stork
                                 -------------------
                                 Wayne A. Stork
                             as Attorney-in-Fact for
                          each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A



















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS



Exhibit No.       Exhibit
-----------       -------

EX-99.B9C         Executed Amendment No. 2 (November 29, 1996) to Delaware
                  Group of Funds Fund Accounting Agreement

EX-99.B9D         Executed Amendment No. 3 (December 27, 1996) to Delaware
                  Group of Funds FundAccounting Agreement

EX-99.B11         Consent of Auditors

EX-99.B16B        Schedules of Computation for each Performance Quotation for periods not previously electronically filed


EX-27             Financial Data Schedules


EX-99.B18B        Amended Appendix A (November 29, 1996) to Plan under
                  Rule 18f-3